UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Floating Rate High Income

Fund

(A Class of Fidelity Advisor®
Floating Rate High Income Fund)

Annual Report

October 31, 2013

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Floating Rate High Income Fund	4.19%	8.36%	4.53%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Floating Rate High Income Fund, a class of the fund, on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P®/LSTA Leveraged Performing Loan Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Relative to other fixed-income sectors, floating-rate bank loans performed well for the 12 months ending October 31, 2013, as they were one of the few asset classes to post a positive return against the backdrop of negative performance in most U.S. and non-U.S. investment-grade categories. For the year, the S&P®/LSTA Leveraged Performing Loan Index gained 5.47%, rising in all but two months of the period, with January and July being particularly strong. Steady new issuance and refinancing activity were more than matched by robust demand for leveraged-loan securities, particularly from mutual funds and collateralized loan obligations - securities in which business loans are pooled to create a diversified income stream. Rising interest rates helped spur investors' appetite for bank-loan securities, given that their coupons - or stated interest rates - move higher as shorter-term rates rise. Leveraged-loan mutual funds accounted for about 31% of the market at period end, up from 16% at the end of 2012, while assets under management expanded by 77% for the year-to-date through October 31. Supply increased during the period's second half due to a surge in merger-and-acquisition activity, which included several high-profile multibillion-dollar leveraged buyout deals.

Comments from Eric Mollenhauer, who became Portfolio Manager of Fidelity® Floating Rate High Income Fund on April 1, 2013: For the year, the fund's Retail Class shares returned 4.19%, trailing the S&P®/LSTA index. During a period in which more-speculative securities tended to perform the best, the fund was relatively conservatively positioned, with an overweighting in BB-rated bonds and underweightings in the better-performing B- and CCC-rated parts of the market. Additionally, our sizable cash stake dampened performance in a rallying market and was the biggest individual detractor. From an industry perspective, there were few pockets of weakness in the market during the period, so detractors were either underweighted positions in outperforming index components, or investments in securities that lagged the benchmark. These included mass-media provider Clear Channel Communications, distressed Texas electric utility TXU Energy, hotel and casino operator Harrah's Entertainment, cable & satellite company Charter Communications, and hospital operator HCA. On the plus side, underweighting textbook publisher Cengage Learning worked well, as did avoiding utility and index member Longview. Investments in Altice Financing, which is Israel's leading cable TV provider, and Netherlands-based chemicals producer LyondellBasell Industries - the latter of which was not in the index - also aided relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	.98%
Actual		$ 1,000.00	$ 1,010.00	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Class T	1.08%
Actual		$ 1,000.00	$ 1,009.60	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.76	$ 5.50
Class B	1.51%
Actual		$ 1,000.00	$ 1,007.40	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Class C	1.73%
Actual		$ 1,000.00	$ 1,006.20	$ 8.75
HypotheticalA		$ 1,000.00	$ 1,016.48	$ 8.79
Fidelity Floating Rate High Income Fund	.70%
Actual		$ 1,000.00	$ 1,011.50	$ 3.55
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,011.20	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.2	5.2
H.J. Heinz Co.	2.6	2.3
Hilton Worldwide Finance, LLC	2.4	0.0
Community Health Systems, Inc.	2.1	2.6
First Data Corp.	2.0	2.3
	12.3
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	12.3	16.2
Technology	10.4	7.6
Electric Utilities	6.6	5.4
Telecommunications	6.5	9.0
Cable TV	4.7	6.3
Quality Diversification (% of fund's net assets)
As of October 31, 2013	As of April 30, 2013
BBB 5.2%	BBB 3.3%
BB 45.0%	BB 44.8%
B 34.9%	B 32.8%
CCC,CC,C 2.5%	CCC,CC,C 2.0%
D 0.0%†	D 0.0%†
Not Rated 3.2%	Not Rated 8.8%
Equities 0.2%	Equities 0.2%
Short-Term Investments and Net Other Assets 9.0%	Short-Term Investments and Net Other Assets 8.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Bank Loan Obligations 83.0%		Bank Loan Obligations 81.1%
	Nonconvertible Bonds 7.8%		Nonconvertible Bonds 10.6%
	Common Stocks 0.2%		Common Stocks 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 9.0%		Short-Term Investments and Net Other Assets (Liabilities) 8.1%
* Foreign investments	10.0%	** Foreign investments	10.2%

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Bank Loan Obligations (e) - 83.0%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.1%
Aeroflex, Inc. Tranche B, term loan 4.5% 11/9/19 (d)	$ 4,796	$ 4,838
Spirit Aerosystems, Inc. Tranche B, term loan 3.75% 4/18/19 (d)	7,865	7,885
TransDigm, Inc.:
Tranche B, term loan 3.5% 2/14/17 (d)	12,878	12,926
Tranche C, term loan 3.75% 2/28/20 (d)	145,616	145,980
		171,629
Air Transportation - 0.3%
Delta Air Lines, Inc. Tranche B 1LN, term loan 4% 10/18/18 (d)	13,945	14,015
Northwest Airlines Corp. Tranche B, term loan 3.75% 12/22/13 (d)	1,547	1,520
U.S. Airways, Inc. Tranche B 2LN, term loan 3.5% 11/23/16 (d)	25,000	25,063
		40,598
Automotive - 1.8%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (d)	14,359	14,503
Allison Transmission, Inc.:
Tranche B 2LN, term loan 3.18% 8/7/17 (d)	35,271	35,492
Tranche B 3LN, term loan 3.75% 8/23/19 (d)	7,778	7,817
Chrysler Group LLC Tranche B, term loan 4.25% 5/24/17 (d)	89,643	90,316
Federal-Mogul Corp.:
Tranche B, term loan 2.1175% 12/27/14 (d)	30,176	29,874
Tranche C, term loan 2.1175% 12/27/15 (d)	17,805	17,627
Schaeffler AG Tranche C, term loan 4.25% 1/27/17 (d)	41,000	41,205
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.75% 4/30/19 (d)	21,500	21,715
Tower Automotive Holdings U.S.A. LLC Tranche B, term loan 4.75% 4/23/20 (d)	24,875	25,124
		283,673
Broadcasting - 3.0%
Clear Channel Capital I LLC Tranche B, term loan 3.818% 1/29/16 (d)	28,957	28,160
Clear Channel Communications, Inc. Tranche D, term loan 6.9291% 1/30/19 (d)	43,720	41,589
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (d)	4,963	4,975
NEP/NCP Holdco, Inc.:
Tranche 2LN, term loan 9.5% 7/22/20 (d)	2,857	2,943
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
NEP/NCP Holdco, Inc.: - continued
Tranche B, term loan 4.75% 2/13/20 (d)	$ 11,910	$ 11,955
Nielsen Finance LLC Tranche E, term loan 2.9238% 5/1/16 (d)	170,473	171,112
Nine Entertainment (DELAWARE) Tranche B, term loan 3.25% 2/5/20 (d)	11,940	11,880
TWCC Holding Corp. term loan 3.5% 2/11/17 (d)	58,081	58,226
Univision Communications, Inc.:
term loan 4.5% 3/1/20 (d)	85,271	85,804
Tranche 1LN, term loan 4.5% 3/1/20 (d)	28,834	29,014
Tranche C 3LN, term loan 4% 3/1/20 (d)	9,950	9,950
		455,608
Building Materials - 1.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 3/27/20 (d)	35,084	35,084
Armstrong World Industries, Inc. Tranche B, term loan 3.5% 3/15/20 (d)	28,855	28,965
Continental Building Products Tranche B 1LN, term loan 4.5% 8/28/20 (d)	15,960	15,960
HD Supply, Inc. Tranche B 1LN, term loan 4.5% 10/12/17 (d)	26,675	26,843
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (d)	42,937	42,937
		149,789
Cable TV - 4.3%
Atlantic Broad Tranche B, term loan 3.25% 11/30/19 (d)	27,534	27,465
CCO Holdings, LLC Tranche 3LN, term loan 2.6791% 9/6/14 (d)	69,097	69,097
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (d)	127,369	127,369
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (d)	44,209	43,878
Tranche F, term loan 3% 1/3/21 (d)	95,186	94,473
CSC Holdings LLC Tranche B, term loan 2.668% 4/17/20 (d)	133,998	133,168
Mediacom Broadband LLC Tranche H, term loan 3.25% 1/29/21 (d)	16,459	16,397
Mediacom LLC Tranche E, term loan 4.5% 10/23/17 (d)	2,873	2,866
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (d)	6,853	6,882
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
UPC Broadband Holding BV:
Tranche AF, term loan 4% 1/31/21 (d)	$ 16,000	$ 16,080
Tranche AH, term loan 3.25% 6/30/21 (d)	34,000	33,830
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (d)	55,000	54,931
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (d)	32,835	33,163
		659,599
Capital Goods - 0.5%
Apex Tool Group, LLC Tranche B, term loan 4.5% 2/1/20 (d)	15,920	15,960
Doncasters PLC:
Tranche B 1LN, term loan 5.5% 4/9/20 (d)	19,900	19,900
Tranche B 2LN, term loan 9.5% 10/9/20 (d)	8,000	7,961
Husky Intermediate, Inc. Tranche B, term loan 4.25% 6/30/18 (d)	4,000	4,025
SRAM LLC. Tranche B, term loan 4% 4/4/20 (d)	35,887	35,528
		83,374
Chemicals - 2.0%
Celanese Holdings LLC Revolving Credit-Linked Deposit 1.6789% 4/2/14 (d)	18,396	18,396
Chemtura Corp. Tranche B, term loan 3.5% 8/27/16 (d)	11,187	11,238
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (d)	39,601	40,096
Edwards Ltd. Tranche B, term loan 4.75% 3/22/20 (d)	7,643	7,633
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (d)	2,963	2,970
Huntsman International LLC Tranche B, term loan 2.717% 4/19/17 (d)	11,900	11,885
INEOS U.S. Finance LLC Tranche B, term loan 4% 5/4/18 (d)	67,069	67,321
MacDermid, Inc. Tranche B 1LN, term loan 4% 6/7/20 (d)	39,747	39,846
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 5.9981% 11/18/14 (d)	1,996	2,011
Royal Adhesives & Sealants LLC Tranche B 1LN, term loan 5.5% 7/31/18 (d)	15,805	15,963
Taminco Global Chemical Corp. Tranche B 2LN, term loan 4.25% 2/15/19 (d)	6,762	6,796
Tata Chemicals North America, Inc. Tranche B, term loan 3.75% 8/9/20 (d)	12,968	12,935
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (d)	$ 19,950	$ 20,050
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 2/1/20 (d)	54,725	55,272
		312,412
Consumer Products - 1.2%
Jarden Corp.:
Tranche A 1LN, term loan 2.168% 3/31/16 (d)	4,963	4,963
Tranche B, term loan 2.668% 3/31/18 (d)	28,703	28,703
NBTY, Inc. Tranche B 2LN, term loan 3.5% 10/1/17 (d)	14,179	14,268
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (d)	31,000	31,116
Tranche B, term loan 4% 11/19/17 (d)	13,500	13,568
Spotless Holdings Ltd. Tranche 1LN, term loan 5% 10/2/18 (d)	30,000	30,225
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (d)	15,287	14,675
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (d)	19,356	19,356
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (d)	29,053	28,617
		185,491
Containers - 1.6%
Berlin Packaging,LLC:
Tranche 1LN, term loan 4.75% 3/28/19 (d)	7,570	7,627
Tranche 2LN, term loan 8.75% 3/28/20 (d)	3,855	3,913
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (d)	110,662	110,385
Berry Plastics Holding Corp. Tranche C, term loan 2.168% 4/3/15 (d)	4,689	4,688
BWAY Holding Co. Tranche B, term loan 4.5% 8/31/17 (d)	15,225	15,301
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (d)	8,890	8,957
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.75% 9/28/18 (d)	98,010	98,868
Tricorbraun, Inc. Tranche B, term loan 4% 4/30/18 (d)	3,950	3,950
		253,689
Diversified Financial Services - 2.1%
AlixPartners LLP Tranche B2 1LN, term loan 5% 7/10/20 (d)	20,000	20,150
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (d)	14,920	14,995
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/18 (d)	$ 15,296	$ 15,411
Flying Fortress, Inc. term loan 3.5% 6/30/17 (d)	97,833	97,833
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (d)	4,089	4,115
Home Loan Servicing Solutions Ltd. Tranche B, term loan 4.5% 6/27/20 (d)	14,713	14,860
LPL Holdings, Inc. Tranche B, term loan 3.25% 3/29/19 (d)	33,012	32,930
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (d)	30,770	31,232
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 5% 10/1/19 (d)	20,388	20,388
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (d)	22,885	23,057
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (d)	24,938	24,969
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (d)	27,675	27,848
		327,788
Diversified Media - 0.6%
Advanstar Communications, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (d)	8,458	8,405
Media General, Inc. Tranche B. term loan 0.5% 7/31/20 (d)(f)	24,790	24,883
WMG Acquisition Corp. term loan 3.75% 7/1/20 (d)	55,992	55,852
		89,140
Electric Utilities - 6.1%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
0.5% 8/13/19 (d)(f)	2,947	2,918
6.375% 8/13/19 (d)	45,053	44,602
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (d)	85,556	83,738
Tranche B 2LN, term loan 3.25% 1/31/22 (d)	54,598	53,847
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (d)	11,775	11,819
Tranche B 3LN, term loan 4% 10/9/19 (d)	29,712	29,824
Tranche B, term loan 4% 4/1/18 (d)	118,984	119,431
Covanta Energy Corp. Tranche B, term loan 3.5% 3/28/19 (d)	15,785	15,824
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (d)	25,895	25,895
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (d)	23,843	23,962
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
EquiPower Resources Holdings LLC: - continued
Tranche C, term loan 4.25% 12/31/19 (d)	$ 24,938	$ 25,062
Essential Power LLC Tranche B, term loan 4.25% 8/8/19 (d)	7,758	7,777
InterGen NV Tranche B, term loan 5.5% 6/13/20 (d)	31,367	31,289
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (d)	82,836	83,457
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (d)	99,087	98,963
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (d)	62,936	63,408
The AES Corp. Tranche B, term loan 3.75% 6/1/18 (d)	65,617	66,109
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (d)	15,905	15,865
TXU Energy LLC Tranche B, term loan:
3.7042% 10/10/14 (d)	64,017	42,971
4.7042% 10/10/17 (d)	108,522	72,845
USIC Holdings, Inc. Tranche B, term loan 4.75% 7/10/20 (d)	16,459	16,541
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (d)	2,856	2,913
		939,060
Energy - 2.5%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (d)	8,822	9,153
Atlas Energy LP Tranche B, term loan 6.5% 7/31/19 (d)	8,110	8,252
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (d)	49,000	50,103
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (d)	16,200	16,200
EP Energy LLC term loan 4.5% 4/30/19 (d)	1,500	1,500
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (d)	42,333	42,333
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (d)	70,000	71,050
Tranche B 1LN, term loan 3.875% 9/30/18 (d)	30,000	30,225
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (d)	13,097	13,146
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (d)	2,848	2,884
MRC Global, Inc. Tranche B, term loan 6% 11/9/19 (d)	26,730	26,830
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (d)	24,593	24,747
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Panda Sherman Power, LLC term loan 9% 9/14/18 (d)	$ 5,000	$ 5,113
Panda Temple Power, LLC term loan 7.25% 4/3/19 (d)	11,000	11,289
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (d)	32,393	32,515
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (d)	15,000	15,095
Vantage Drilling Co. Tranche B, term loan:
5.75% 3/28/19 (d)	14,925	15,112
6.25% 10/25/17 (d)	4,442	4,453
		380,000
Entertainment/Film - 0.8%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (d)	24,887	24,887
Cinemark U.S.A., Inc. Tranche B, term loan 3.1765% 12/18/19 (d)	24,788	24,912
Digital Cinema Implementation Partners, LLC Tranche B, term loan 3.25% 5/17/21 (d)	57,394	57,179
Live Nation Entertainment, Inc. Tranche B, term loan 3.5% 8/16/20 (d)	19,455	19,455
		126,433
Environmental - 0.4%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (d)	35,730	35,953
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (d)	19,875	19,875
		55,828
Food & Drug Retail - 1.7%
Albertson's LLC:
Tranche B 1LN, term loan 4.25% 3/21/16 (d)	17,721	17,810
Tranche B 2LN, term loan 4.75% 3/21/19 (d)	33,039	33,163
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (d)	10,104	9,688
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (d)	50,694	51,011
PRA Holdings, Inc. Tranche B, term loan 5% 9/23/20 (d)	20,000	20,000
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (d)	48,258	48,378
Tranche 2 LN2, term loan 4.875% 6/21/21 (d)	25,210	25,494
Tranche 2LN, term loan 5.75% 8/21/20 (d)	13,590	13,913
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - continued
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (d)	$ 26,320	$ 26,353
SUPERVALU, Inc. Tranche B, term loan 5% 3/21/19 (d)	14,898	15,010
		260,820
Food/Beverage/Tobacco - 3.8%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (d)	3,000	3,030
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (d)	42,893	43,000
Tranche B 2LN, term loan 8.25% 11/30/20 (d)	10,000	10,075
Constellation Brands, Inc. Tranche B, term loan 2.75% 5/2/20 (d)	34,931	34,887
Del Monte Foods Co. Tranche B, term loan 4% 3/8/18 (d)	9,252	9,252
Earthbound Holdings III LLC Tranche B, term loan 5.7678% 12/21/16 (d)	6,447	6,455
H.J. Heinz Co.:
Tranche B 1LN, term loan 3.25% 6/7/19 (d)	24,938	25,062
Tranche B 2LN, term loan 3.5% 6/7/20 (d)	364,387	366,664
JBS U.S.A. LLC Tranche B, term loan 3.75% 5/25/18 (d)	21,835	21,917
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (d)	18,918	19,060
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (d)	52,000	52,130
		591,532
Gaming - 3.7%
Affinity Gaming LLC Tranche B, term loan 5.5% 11/9/17 (d)	3,835	3,873
Bally Technologies, Inc. Tranche B, term loan 8/22/20	29,730	29,804
Boyd Gaming Corp. Tranche B, term loan 4% 8/14/20 (d)	27,000	27,000
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)	57,870	57,074
Centaur Acquisition LLC Tranche 1LN, term loan 5.25% 2/20/19 (d)	4,975	4,994
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (d)	73,345	73,990
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (d)	9,000	9,405
Harrah's Entertainment, Inc. Tranche B 4LN, term loan 9.5% 10/31/16 (d)	3,929	3,929
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Las Vegas Sands Corp. term loan 2.67% 11/23/15 (d)	$ 5,815	$ 5,800
Las Vegas Sands LLC:
Tranche B, term loan:
1.67% 5/23/14 (d)	29,731	29,694
2.67% 11/23/16 (d)	20,799	20,773
Tranche I, term loan:
1.67% 5/23/14 (d)	6,072	6,064
2.67% 11/23/16 (d)	4,180	4,175
MGM Mirage Tranche A, term loan 2.918% 12/20/17 (d)	6,948	6,930
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (d)	100,045	100,045
Motor City Casino Tranche B, term loan 5% 3/1/17 (d)	4,362	4,395
Pinnacle Entertainment, Inc.:
Tranche B 1LN, term loan 3.75% 8/13/16 (d)	15,006	15,081
Tranche B 2LN, term loan 3.75% 8/13/20 (d)	34,030	33,987
Scientific Games Corp. Tranche B, term loan 4.25% 10/18/20 (d)	79,000	78,803
Seminole Tribe of Florida Tranche B, term loan 3% 4/10/20 (d)	14,195	14,195
Shingle Springs Tribal Gaming Authority Tranche B, term loan 6.25% 8/29/19 (d)	8,160	8,150
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (d)	16,915	17,106
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (d)	14,465	14,320
		569,587
Healthcare - 12.1%
Alkermes, Inc. term loan 3.5% 9/25/19 (d)	13,642	13,711
Apria Healthcare Group, Inc. Tranche B, term loan 6.75% 4/5/20 (d)	28,440	28,832
Biomet, Inc. Term B 2LN, term loan 3.69% 7/25/17 (d)	46,798	46,798
BioScrip, Inc.:
Tranche B, term loan 6.5% 7/31/20 (d)	9,122	9,053
Tranche DD, term loan 6.5% 7/31/20 (d)	5,473	5,432
Carestream Health, Inc. Tranche B 1LN, term loan 5% 6/7/19 (d)	85,759	86,197
Community Health Systems, Inc. term loan 3.7602% 1/25/17 (d)	303,745	304,884
DaVita, Inc.:
Tranche A, term loan 2.92% 10/20/15 (d)	42,172	42,067
Tranche B 2LN, term loan 4% 8/21/19 (d)	76,423	76,805
Tranche B, term loan 4.5% 10/20/16 (d)	85,123	85,549
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
DJO Finance LLC Tranche B, term loan 4.75% 9/15/17 (d)	$ 7,841	$ 7,909
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (d)	53,155	51,361
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (d)	36,741	36,925
Endo Health Solutions, Inc. Tranche B, term loan 4% 6/17/18 (d)	4,931	4,931
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (d)	27,988	28,093
HCA, Inc.:
Tranche A 4LN, term loan 2.668% 2/2/16 (d)	294,207	293,854
Tranche B 4LN, term loan 2.918% 5/1/18 (d)	36,050	36,097
Tranche B 5LN, term loan 2.9981% 3/31/17 (d)	171,750	172,179
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (d)	25,279	24,520
Health Management Associates, Inc. Tranche B, term loan 3.5% 11/18/18 (d)	43,088	43,034
Hologic, Inc. Tranche B, term loan 3.75% 8/1/19 (d)	13,629	13,714
IASIS Healthcare LLC Tranche B 2LN, term loan 4.5% 5/3/18 (d)	34,738	35,043
Ikaria Acquisition, Inc. Tranche B 1LN, term loan 7.25% 7/3/18 (d)	29,605	29,605
IMS Health, Inc. Tranche B 1LN, term loan 3.75% 9/1/17 (d)	12,331	12,409
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (d)	13,756	13,825
LifePoint Hospitals, Inc. Tranche B, term loan 2.68% 7/24/17 (d)	14,888	14,943
MModal, Inc. Tranche B, term loan 7.75% 8/17/19 (d)	6,511	5,925
Par Pharmaceutical Companies, Inc. Tranche B 1LN, term loan 4.25% 9/28/19 (d)	8,910	8,955
Quintiles Transnational Corp.:
Tranche B 1LN, term loan 4.5% 6/8/18 (d)	4,872	4,872
Tranche B, term loan 4% 6/8/18 (d)	13,872	13,872
Rural/Metro Corp.:
term loan 8.8685% 3/1/14 (d)(f)	1,675	1,679
Tranche B, term loan 5.75% 6/30/18 (d)	5,830	5,583
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 4.5% 6/29/18 (d)	6,918	6,935
Tranche 2LN, term loan 9% 6/29/19 (d)	3,000	3,000
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (d)	6,784	6,767
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (d)	$ 6,843	$ 6,791
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 7/3/20 (d)	5,545	5,600
Tranche B 1LN, term loan 5.25% 7/3/19 (d)	6,930	6,999
Universal Health Services, Inc. Tranche A, term loan 1.7606% 11/15/15 (d)	10,671	10,617
Valeant Pharmaceuticals International:
Tranche BC 2LN, term loan 3.75% 12/11/19 (d)	30,613	30,651
Tranche BD 2LN, term loan 3.75% 2/13/19 (d)	51,642	52,094
Tranche E, term loan 4.5% 8/5/20 (d)	171,906	174,270
VWR Funding, Inc. Tranche B, term loan 4.168% 4/3/17 (d)	12,208	12,238
		1,874,618
Homebuilders/Real Estate - 0.7%
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9297% 3/28/21 (d)	20,107	20,107
RE/MAX LLC Tranche B, term loan 4% 7/31/20 (d)	6,983	6,965
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (d)	3,341	3,341
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (d)	81,590	82,406
		112,819
Hotels - 3.0%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (d)	15,420	15,806
Tranche B 1LN, term loan 4.25% 6/27/20 (d)	35,070	35,377
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (d)	364,860	367,126
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (d)	37,950	38,377
		456,686
Insurance - 0.4%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (d)	7,676	7,676
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 3% 9/28/16 (d)	4,800	4,830
Tranche B 2LN, term loan 3.75% 9/28/18 (d)	16,861	16,840
HUB International Ltd. Tranche B, term loan 4.75% 10/2/20 (d)	25,000	25,188
		54,534
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Leisure - 0.5%
Cedar Fair LP Tranche B, term loan 3.25% 3/6/20 (d)	$ 9,199	$ 9,211
ClubCorp Club Operations, Inc. Tranche B, term loan 4% 7/24/20 (d)	8,912	8,990
SeaWorld Parks & Entertainment, Inc. Tranche B 2LN, term loan 3% 5/13/20 (d)	34,913	34,563
Seminole Hard Rock Entertainment, Inc. Tranche B, term loan 3.5% 5/14/20 (d)	9,661	9,661
Six Flags, Inc. Tranche B, term loan 4.0007% 12/20/18 (d)	14,781	14,837
		77,262
Metals/Mining - 3.9%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (d)	34,825	33,345
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (d)	6,948	6,994
Tranche B 2LN, term loan 8.75% 1/25/21 (d)	3,000	3,026
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (d)	37,168	36,102
Fairmount Minerals Ltd. Tranche B 2LN, term loan 5% 9/5/19 (d)	26,725	26,959
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (d)	188,153	188,388
Murray Energy Corp. Tranche B, term loan 4.75% 5/17/19 (d)	4,489	4,461
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (d)	65,330	65,657
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (d)	20,000	20,400
Tranche B 1LN, term loan 4.25% 7/19/19 (d)	12,680	12,791
Pact Group (U.S.A.), Inc. Tranche B, term loan 3.75% 5/29/20 (d)	44,119	43,677
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (d)	70,000	69,913
U.S. Silica Co. Tranche B, term loan 4% 7/23/20 (d)	24,399	24,429
Walter Energy, Inc.:
Tranche A, term loan 5.7436% 4/1/16 (d)	12,225	12,011
Tranche B, term loan 6.75% 4/1/18 (d)	56,458	55,611
		603,764
Paper - 0.0%
Bear Island Paper Co. LLC Tranche B 2LN, term loan 13% 9/13/17	229	200
Publishing/Printing - 1.5%
Cenveo Corp. Tranche B, term loan 6.25% 4/5/20 (d)	9,308	9,460
Dex Media East LLC term loan 6% 10/24/14 (d)	6,344	4,805
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Dex Media West LLC/Dex Media West Finance Co. term loan 8% 10/24/14 (d)	$ 1,455	$ 1,204
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (d)	34,802	30,496
Houghton Mifflin Harcourt Publishing Co. term loan 5.25% 5/22/18 (d)	19,961	19,961
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (d)	18,905	19,212
Multi Packaging Solutions, Inc. Tranche B, term loan 4.25% 8/15/20 (d)	7,000	7,018
Newsday LLC Tranche A, term loan 3.668% 10/12/16 (d)	14,769	14,815
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (d)	13,476	13,409
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (d)	103,240	103,240
Tribune Co. term loan 4% 12/31/19 (d)	11,910	11,910
		235,530
Restaurants - 0.7%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (d)	33,309	33,392
DineEquity, Inc. Tranche B 2LN, term loan 3.75% 10/19/17 (d)	6,483	6,548
Dunkin Brands, Inc. Tranche B 3LN, term loan 3.75% 2/14/20 (d)	52,098	52,229
Focus Brands, Inc. Trancher B 1LN, term loan 4.257% 2/21/18 (d)	5,013	4,988
Landry's Restaurants, Inc. Tranche B, term loan 4.75% 4/24/18 (d)	9,790	9,861
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (d)	4,963	4,988
		112,006
Services - 3.1%
ARAMARK Corp.:
Credit-Linked Deposit 2.0541% 1/26/14 (d)	2,528	2,509
Credit-Linked Deposit 3.6791% 7/26/16 (d)	3,579	3,574
Tranche B, term loan:
3.7031% 7/26/16 (d)	44,169	44,114
4% 8/22/19 (d)	10,000	10,050
Tranche C, term loan 3.7481% 7/26/16 (d)	73,455	73,363
3.6791% 7/26/16 (d)	4,666	4,654
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (d)	$ 14,925	$ 14,869
Brickman Group Holdings, Inc. Tranche B 2LN, term loan 3.2594% 10/14/16 (d)	1,765	1,770
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4.0001% 1/30/20 (d)	23,443	23,560
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (d)	15,000	15,000
Hertz Corp.:
Tranche B 2LN, term loan 3% 3/11/18 (d)	57,987	58,132
Tranche B, term loan 3.75% 3/11/18 (d)	22,746	22,860
Interactive Data Corp. Tranche B 2LN, term loan 3.75% 2/11/18 (d)	32,578	32,578
KAR Auction Services, Inc. Tranche B, term loan 3.75% 5/8/17 (d)	31,951	32,111
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (d)	37,594	37,782
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan 4.25% 6/12/18 (d)	14,963	15,057
ServiceMaster Co.:
term loan 4.25% 1/31/17 (d)	55,630	54,795
Tranche B2, term loan 4.43% 1/31/17 (d)	21,720	21,394
The Geo Group, Inc. Tranche B, term loan 3.25% 4/1/20 (d)	5,970	5,992
TMS International Corp. Tranche B, term loan 4.5% 10/16/20 (d)	7,310	7,310
		481,474
Shipping - 0.3%
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (d)	29,500	29,648
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (d)	18,000	18,090
		47,738
Super Retail - 2.7%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (d)	31,066	31,299
Bass Pro Group LLC Tranche B, term loan 4% 11/20/19 (d)	18,517	18,656
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 4.25% 9/26/19 (d)	42,083	42,083
Tranche 2LN, term loan 9.75% 3/26/20 (d)	11,000	11,220
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4.75% 7/26/19 (d)	11,646	11,762
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
J. Crew Group, Inc. Tranche B 1LN, term loan 4% 3/7/18 (d)	$ 47,719	$ 47,957
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (d)	49,626	48,075
Michaels Stores, Inc. Tranche B, term loan 3.75% 1/28/20 (d)	22,945	22,945
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (d)	40,565	40,768
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (d)	22,677	22,790
Tranche B, term loan 3.75% 3/30/18 (d)	1,918	1,921
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (d)	82,420	82,626
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (d)	12,704	12,783
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (d)	7,819	7,819
Toys 'R' Us, Inc. Tranche B2, term loan 5.25% 5/25/18 (d)	8,457	7,590
Wesco Distribution, Inc. Tranche B, term loan 4.5% 12/12/19 (d)	7,436	7,464
		417,758
Technology - 9.9%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (d)	156,000	156,593
Ancestry.com, Inc.:
Tranche B 2LN, term loan 4.25% 5/15/18 (d)	10,305	10,357
Tranche B, term loan 5.25% 12/28/18 (d)	26,496	26,662
Avaya, Inc.:
Tranche B 3LN, term loan 4.7621% 10/26/17 (d)	37,209	34,325
Tranche B 5LN, term loan 8% 3/31/18 (d)	10,905	10,605
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (d)	21,205	21,050
5% 9/10/20 (d)	189,455	191,586
Ceridian Corp. Tranche B, term loan 4.42% 5/9/17 (d)	31,996	32,196
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (d)	24,239	24,179
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.5% 4/29/20 (d)	57,496	57,280
Dealer Computer Services, Inc. Tranche BA 2LN, term loan 2.1681% 4/21/16 (d)	15,123	15,048
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (d)	45,000	44,721
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Fibertech Networks, LLC Tranche B, term loan 4.5% 12/18/19 (d)	$ 6,948	$ 6,974
First Data Corp.:
term loan:
4.17% 3/24/17 (d)	118,529	118,529
4.17% 3/24/18 (d)	99,079	99,327
Tranche B, term loan 4.17% 9/24/18 (d)	53,162	53,295
Freescale Semiconductor, Inc.:
Tranche B 3LN, term loan 4.75% 12/1/16 (d)	10,945	11,000
Tranche B 4LN, term loan 5% 3/1/20 (d)	96,043	97,003
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (d)	56,843	56,274
Genpact Ltd. Tranche B, term loan 3.5% 8/30/19 (d)	13,895	13,965
Infor U.S., Inc. Tranche B 3LN, term loan 3.75% 6/3/20 (d)	24,738	24,676
Information Resources, Inc. Tranche B, term loan 4.75% 9/30/20 (d)	20,000	20,100
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (d)	42,434	42,540
Tranche 2LN, term loan 8.25% 5/22/21 (d)	13,454	13,521
Kronos, Inc. Tranche B 1LN, term loan 4.5% 10/30/19 (d)	24,813	24,875
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (d)	12,607	12,701
Nuance Communications, Inc. Tranche C, term loan 2.92% 8/7/19 (d)	28,748	28,712
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (d)	76,975	77,938
Tranche C, term loan 4.75% 1/11/20 (d)	26,798	27,065
Rovi Corp. Tranche A, term loan 2.67% 2/7/16 (d)	5,107	5,082
Sensata Technologies BV Tranche B, term loan 3.75% 5/12/18 (d)	16,112	16,293
Sophia L.P. Tranche B, term loan 4.5% 7/19/18 (d)	13,031	13,162
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9243% 2/28/17 (d)	34,878	34,878
Tranche D, term loan 4.5% 12/17/19 (d)	17,036	17,143
Tranche E, term loan 4% 3/8/20 (d)	62,685	63,233
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (d)	9,598	9,634
4% 4/23/19 (d)	19,390	19,463
		1,531,985
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 5.2%
Alcatel-Lucent U.S.A., Inc. Tranche C, term loan 5.75% 1/30/19 (d)	$ 31,616	$ 32,090
Altice Financing SA Tranche B, term loan 5.3986% 6/24/19 (d)(f)	128,745	129,067
Cricket Communications, Inc.:
Tranche B, term loan 4.75% 10/10/19 (d)	2,978	2,989
Tranche C, term loan 4.75% 3/8/20 (d)	20,449	20,551
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (d)	77,455	77,362
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (d)	9,000	8,978
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (d)	14,537	14,610
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (d)	18,415	18,737
Genesys Telecom Holdings U.S., Inc. Tranche B, term loan 4% 2/8/20 (d)	14,925	14,776
Go Daddy Operating Co., LLC Tranche B, term loan 4.25% 12/17/18 (d)	15,971	16,031
Integra Telecom Holdings, Inc. Tranche B, term loan 5.25% 2/22/19 (d)	12,935	13,032
Intelsat Jackson Holdings SA Tranche B, term loan 4.25% 4/2/18 (d)	171,479	172,337
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (d)	13,330	13,397
Tranche B 4LN, term loan 4% 1/15/20 (d)	85,500	85,928
LTS Buyer LLC:
Tranche 1LN, term loan 4.5% 4/11/20 (d)	33,616	33,700
Tranche 2LN, term loan 8% 4/11/21 (d)	6,115	6,191
Riverbed Technology, Inc. Tranche B, term loan 4% 12/18/19 (d)	11,869	11,943
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (d)	5,992	6,007
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (d)	69,650	69,998
tw telecom, Inc. Tranche B, term loan 2.67% 4/17/20 (d)	14,554	14,590
Windstream Corp.:
Tranche B 3LN, term loan 4% 8/8/19 (d)	6,863	6,914
Tranche B 4LN, term loan 3.5% 1/23/20 (d)	34,738	34,824
		804,052
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - 0.5%
Party City Holdings, Inc. Tranche B, term loan 4.25% 7/27/19 (d)	$ 21,310	$ 21,390
Phillips-Van Heusen Corp. Tranche B, term loan 3.25% 2/13/20 (d)	62,716	62,872
		84,262
TOTAL BANK LOAN OBLIGATIONS (Cost $12,750,808)		12,830,738
Nonconvertible Bonds - 7.8%

Air Transportation - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	5,000	5,097
Continental Airlines, Inc.:
6.125% 4/29/18 (c)	3,000	3,083
9.25% 5/10/17	2,003	2,209
		10,389
Automotive - 0.7%
Delphi Corp.:
5% 2/15/23	5,000	5,250
5.875% 5/15/19	13,610	14,495
Ford Motor Credit Co. LLC 1.5164% 5/9/16 (d)	40,000	40,546
General Motors Acceptance Corp. 2.4595% 12/1/14 (d)	40,000	39,522
General Motors Financial Co., Inc. 4.75% 8/15/17 (c)	4,000	4,230
		104,043
Banks & Thrifts - 1.4%
Ally Financial, Inc.:
2.9261% 7/18/16 (d)	75,000	76,081
3.125% 1/15/16	4,000	4,071
3.4647% 2/11/14 (d)	52,000	52,183
4.625% 6/26/15	4,000	4,175
Bank of America Corp. 1.0702% 3/22/16 (d)	5,000	5,025
GMAC LLC 2.4595% 12/1/14 (d)	70,187	70,599
		212,134
Broadcasting - 0.2%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,386
Clear Channel Communications, Inc. 9% 12/15/19	8,677	8,807
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,090
Univision Communications, Inc. 6.75% 9/15/22 (c)	6,000	6,540
		30,823
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Building Materials - 0.1%
CEMEX SA de CV 4.9989% 10/15/18 (c)(d)	$ 10,000	$ 10,250
HD Supply, Inc. 7.5% 7/15/20 (c)	10,000	10,550
		20,800
Cable TV - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	15,870
5.25% 3/15/21 (c)	13,070	12,613
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	10,815	11,221
Lynx I Corp. 5.375% 4/15/21 (c)	5,000	5,025
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	7,000	6,913
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,695
		53,337
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	3,000	3,075
Chemicals - 0.0%
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	5,000	5,150
Containers - 0.6%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	5,439	5,847
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (c)	2,490	2,446
7.375% 10/15/17 (c)	10,736	11,528
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	58,325	60,221
7.125% 4/15/19	5,000	5,338
		85,380
Diversified Financial Services - 0.8%
CIT Group, Inc.:
4.75% 2/15/15 (c)	14,000	14,595
5% 5/15/17	7,000	7,525
5.25% 4/1/14 (c)	45,000	45,731
Citigroup, Inc. 1.1984% 7/25/16 (d)	10,000	10,092
International Lease Finance Corp.:
2.2044% 6/15/16 (d)	29,485	29,632
3.875% 4/15/18	7,000	7,018
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
4.875% 4/1/15	$ 4,000	$ 4,155
6.25% 5/15/19	10,000	10,900
		129,648
Diversified Media - 0.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	5,130	5,335
6.5% 11/15/22	13,870	14,564
		19,899
Electric Utilities - 0.5%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	5,000	5,250
10% 12/1/20 (c)	54,320	56,764
12.25% 3/1/22 (c)	11,000	12,650
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,135
		78,799
Energy - 0.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	7,000	6,965
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23 (c)	3,000	2,948
6.625% 10/1/20	5,645	5,927
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,000	4,080
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,784
Western Refining, Inc. 6.25% 4/1/21	5,305	5,318
		30,022
Entertainment/Film - 0.1%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,113
Regal Entertainment Group 5.75% 2/1/25	3,090	2,943
		6,056
Environmental - 0.0%
Clean Harbors, Inc. 5.25% 8/1/20	4,000	4,110
Food/Beverage/Tobacco - 0.0%
ESAL GmbH 6.25% 2/5/23 (c)	4,000	3,640
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (c)	10,000	9,900
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 0.2%
Community Health Systems, Inc. 5.125% 8/15/18	$ 10,755	$ 11,185
DaVita, Inc. 5.75% 8/15/22	8,235	8,451
Health Management Associates, Inc. 7.375% 1/15/20	3,420	3,813
Tenet Healthcare Corp. 4.75% 6/1/20	8,680	8,615
		32,064
Homebuilders/Real Estate - 0.1%
CB Richard Ellis Services, Inc. 5% 3/15/23	17,990	17,473
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (c)	3,000	2,903
		20,376
Leisure - 0.0%
Six Flags Entertainment Corp. 5.25% 1/15/21 (c)	4,000	3,930
Metals/Mining - 0.3%
CONSOL Energy, Inc. 8% 4/1/17	6,475	6,864
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (c)	24,705	25,631
New Gold, Inc. 6.25% 11/15/22 (c)	4,415	4,349
Peabody Energy Corp. 6% 11/15/18	5,000	5,275
		42,119
Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.7642% 5/15/14 (d)	11,276	11,276
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind	3,000	3,248
		14,524
Steel - 0.0%
Severstal Columbus LLC 10.25% 2/15/18	3,005	3,185
Super Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (c)	4,000	4,090
Technology - 0.5%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (c)	7,235	6,765
First Data Corp. 6.75% 11/1/20 (c)	39,130	41,429
Flextronics International Ltd. 4.625% 2/15/20	4,000	4,010
IAC/InterActiveCorp 4.75% 12/15/22	5,000	4,738
NCR Corp. 5% 7/15/22	4,000	3,940
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (c)	14,760	15,387
5.75% 3/15/23 (c)	5,000	5,150
		81,419
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 1.3%
Altice Financing SA 7.875% 12/15/19 (c)	$ 4,000	$ 4,332
DigitalGlobe, Inc. 5.25% 2/1/21 (c)	3,905	3,778
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)	20,000	20,400
iPCS, Inc. 3.5156% 5/1/14 pay-in-kind (d)	69,150	69,150
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,800
6.9% 5/1/19	5,000	5,388
Sprint Communications, Inc.:
6% 11/15/22	30,000	29,550
9% 11/15/18 (c)	3,000	3,638
Telesat Canada/Telesat LLC 6% 5/15/17 (c)	3,000	3,135
Verizon Communications, Inc.:
1.7819% 9/15/16 (d)	20,000	20,507
2.0019% 9/14/18 (d)	35,000	36,953
		200,631
TOTAL NONCONVERTIBLE BONDS (Cost $1,184,215)		1,209,543
Common Stocks - 0.2%
	Shares
Broadcasting - 0.1%
Cumulus Media, Inc. Class A (a)	229,315	1,371
ION Media Networks, Inc. (a)	2,842	1,919
		3,290
Chemicals - 0.1%
LyondellBasell Industries NV Class A	245,943	18,347
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	418
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	2,483
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A	48,650	1,866
Paper - 0.0%
White Birch Cayman Holdings Ltd. (a)	12,570	0
Publishing/Printing - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(g)	13,699	21
Common Stocks - continued
	Shares	Value (000s)
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	$ 320
TOTAL COMMON STOCKS (Cost $17,059)		27,296
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 9.4%

Fidelity Cash Central Fund, 0.09% (b) (Cost $1,453,676)	1,453,675,802	1,453,676
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $15,405,758)		15,521,253
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(56,368)
NET ASSETS - 100%		$ 15,464,885
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $374,313,000 or 2.4% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $40,854,000 and $40,952,000, respectively. The coupon rate will be determined at time of settlement.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 26
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,311
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,660	$ 1,371	$ -	$ 6,289
Financials	551	-	-	551
Materials	18,347	18,347	-	-
Telecommunication Services	320	320	-	-
Utilities	418	418	-	-
Bank Loan Obligations	12,830,738	-	12,791,184	39,554
Corporate Bonds	1,209,543	-	1,209,543	-
Other	-	-	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Money Market Funds	$ 1,453,676	$ 1,453,676	$ -	$ -
Total Investments in Securities:	$ 15,521,253	$ 1,474,132	$ 14,000,727	$ 46,394
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	90.0%
Netherlands	2.7%
Luxembourg	2.2%
Australia	1.8%
Germany	1.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,952,082)	$ 14,067,577
Fidelity Central Funds (cost $1,453,676)	1,453,676
Total Investments (cost $15,405,758)		$ 15,521,253
Cash		47,320
Receivable for investments sold		89,550
Receivable for fund shares sold		28,917
Interest receivable		53,755
Distributions receivable from Fidelity Central Funds		137
Prepaid expenses		49
Other receivables		110
Total assets		15,741,091

Liabilities
Payable for investments purchased	$ 236,233
Payable for fund shares redeemed	19,022
Distributions payable	10,123
Accrued management fee	7,143
Distribution and service plan fees payable	1,213
Other affiliated payables	1,775
Other payables and accrued expenses	697
Total liabilities		276,206

Net Assets		$ 15,464,885
Net Assets consist of:
Paid in capital		$ 15,241,182
Undistributed net investment income		122,241
Accumulated undistributed net realized gain (loss) on investments		(14,033)
Net unrealized appreciation (depreciation) on investments		115,495
Net Assets		$ 15,464,885

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,681,463 ÷ 168,235 shares)	$ 9.99

Maximum offering price per share (100/97.25 of $9.99)	$ 10.27
Class T: Net Asset Value and redemption price per share ($272,363 ÷ 27,290 shares)	$ 9.98

Maximum offering price per share (100/97.25 of $9.98)	$ 10.26
Class B: Net Asset Value and offering price per share ($23,059 ÷ 2,311 shares)A	$ 9.98

Class C: Net Asset Value and offering price per share ($959,947 ÷ 96,067 shares)A	$ 9.99

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($8,882,081 ÷ 889,857 shares)	$ 9.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,645,972 ÷ 365,555 shares)	$ 9.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2013

Investment Income
Dividends		$ 1,153
Interest		511,719
Income from Fidelity Central Funds		2,311
Total income		515,183

Expenses
Management fee	$ 70,886
Transfer agent fees	16,913
Distribution and service plan fees	13,185
Accounting fees and expenses	1,677
Custodian fees and expenses	166
Independent trustees' compensation	69
Registration fees	1,153
Audit	171
Legal	30
Miscellaneous	98
Total expenses before reductions	104,348
Expense reductions	(60)	104,288
Net investment income (loss)		410,895
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		72,218
Change in net unrealized appreciation (depreciation) on investment securities		9,078
Net gain (loss)		81,296
Net increase (decrease) in net assets resulting from operations		$ 492,191

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 410,895	$ 366,256
Net realized gain (loss)	72,218	23,583
Change in net unrealized appreciation (depreciation)	9,078	177,284
Net increase (decrease) in net assets resulting from operations	492,191	567,123
Distributions to shareholders from net investment income	(375,589)	(350,713)
Distributions to shareholders from net realized gain	(52,959)	-
Total distributions	(428,548)	(350,713)
Share transactions - net increase (decrease)	4,793,436	256,075
Redemption fees	916	419
Total increase (decrease) in net assets	4,857,995	472,904

Net Assets
Beginning of period	10,606,890	10,133,986
End of period (including undistributed net investment income of $122,241 and undistributed net investment income of $141,371, respectively)	$ 15,464,885	$ 10,606,890

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.73	$ 9.79	$ 9.31	$ 8.00
Income from Investment Operations
Net investment income (loss) C	.310	.340	.317	.391	.354
Net realized and unrealized gain (loss)	.070	.195	(.080)	.425	1.232
Total from investment operations	.380	.535	.237	.816	1.586
Distributions from net investment income	(.282)	(.325)	(.298)	(.287)	(.278)
Distributions from net realized gain	(.049)	-	-	(.050)	-
Total distributions	(.331)	(.325)	(.298)	(.337)	(.278)
Redemption fees added to paid in capital C	.001	- G	.001	.001	.002
Net asset value, end of period	$ 9.99	$ 9.94	$ 9.73	$ 9.79	$ 9.31
Total Return A,B	3.89%	5.60%	2.46%	8.96%	20.31%
Ratios to Average Net Assets D,F
Expenses before reductions	.99%	.99%	1.00%	1.03%	1.05%
Expenses net of fee waivers, if any	.99%	.99%	1.00%	1.03%	1.05%
Expenses net of all reductions	.99%	.99%	1.00%	1.03%	1.04%
Net investment income (loss)	3.11%	3.47%	3.25%	4.11%	4.09%
Supplemental Data
Net assets, end of period (in millions)	$ 1,681	$ 1,305	$ 1,587	$ 1,064	$ 518
Portfolio turnover rate E	62%	49%	54%	43%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00
Income from Investment Operations
Net investment income (loss) C	.299	.330	.312	.391	.349
Net realized and unrealized gain (loss)	.071	.195	(.070)	.416	1.228
Total from investment operations	.370	.525	.242	.807	1.577
Distributions from net investment income	(.272)	(.315)	(.293)	(.288)	(.279)
Distributions from net realized gain	(.049)	-	-	(.050)	-
Total distributions	(.321)	(.315)	(.293)	(.338)	(.279)
Redemption fees added to paid in capital C	.001	- G	.001	.001	.002
Net asset value, end of period	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Total Return A,B	3.79%	5.50%	2.51%	8.87%	20.20%
Ratios to Average Net Assets D,F
Expenses before reductions	1.09%	1.09%	1.05%	1.02%	1.04%
Expenses net of fee waivers, if any	1.09%	1.09%	1.05%	1.02%	1.04%
Expenses net of all reductions	1.09%	1.09%	1.05%	1.02%	1.04%
Net investment income (loss)	3.01%	3.37%	3.19%	4.12%	4.10%
Supplemental Data
Net assets, end of period (in millions)	$ 272	$ 241	$ 271	$ 242	$ 143
Portfolio turnover rate E	62%	49%	54%	43%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 7.99
Income from Investment Operations
Net investment income (loss) C	.256	.288	.266	.341	.305
Net realized and unrealized gain (loss)	.071	.195	(.070)	.416	1.238
Total from investment operations	.327	.483	.196	.757	1.543
Distributions from net investment income	(.229)	(.273)	(.247)	(.238)	(.235)
Distributions from net realized gain	(.049)	-	-	(.050)	-
Total distributions	(.278)	(.273)	(.247)	(.288)	(.235)
Redemption fees added to paid in capital C	.001	- G	.001	.001	.002
Net asset value, end of period	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Total Return A,B	3.35%	5.05%	2.03%	8.30%	19.74%
Ratios to Average Net Assets D,F
Expenses before reductions	1.52%	1.52%	1.52%	1.55%	1.56%
Expenses net of fee waivers, if any	1.52%	1.52%	1.52%	1.55%	1.55%
Expenses net of all reductions	1.52%	1.52%	1.52%	1.55%	1.55%
Net investment income (loss)	2.58%	2.94%	2.72%	3.59%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 24	$ 32	$ 43	$ 44
Portfolio turnover rate E	62%	49%	54%	43%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.73	$ 9.78	$ 9.31	$ 8.00
Income from Investment Operations
Net investment income (loss) C	.235	.267	.244	.321	.288
Net realized and unrealized gain (loss)	.070	.195	(.070)	.415	1.235
Total from investment operations	.305	.462	.174	.736	1.523
Distributions from net investment income	(.207)	(.252)	(.225)	(.217)	(.215)
Distributions from net realized gain	(.049)	-	-	(.050)	-
Total distributions	(.256)	(.252)	(.225)	(.267)	(.215)
Redemption fees added to paid in capital C	.001	- G	.001	.001	.002
Net asset value, end of period	$ 9.99	$ 9.94	$ 9.73	$ 9.78	$ 9.31
Total Return A,B	3.11%	4.81%	1.80%	8.05%	19.43%
Ratios to Average Net Assets D,F
Expenses before reductions	1.74%	1.74%	1.74%	1.76%	1.78%
Expenses net of fee waivers, if any	1.74%	1.74%	1.74%	1.76%	1.78%
Expenses net of all reductions	1.74%	1.74%	1.74%	1.76%	1.78%
Net investment income (loss)	2.35%	2.72%	2.50%	3.38%	3.35%
Supplemental Data
Net assets, end of period (in millions)	$ 960	$ 806	$ 852	$ 622	$ 335
Portfolio turnover rate E	62%	49%	54%	43%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00
Income from Investment Operations
Net investment income (loss) B	.337	.368	.345	.418	.377
Net realized and unrealized gain (loss)	.071	.195	(.070)	.417	1.225
Total from investment operations	.408	.563	.275	.835	1.602
Distributions from net investment income	(.310)	(.353)	(.326)	(.316)	(.304)
Distributions from net realized gain	(.049)	-	-	(.050)	-
Total distributions	(.359)	(.353)	(.326)	(.366)	(.304)
Redemption fees added to paid in capital B	.001	- F	.001	.001	.002
Net asset value, end of period	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Total Return A	4.19%	5.91%	2.86%	9.18%	20.55%
Ratios to Average Net Assets C,E
Expenses before reductions	.70%	.71%	.71%	.73%	.75%
Expenses net of fee waivers, if any	.70%	.71%	.71%	.73%	.75%
Expenses net of all reductions	.70%	.71%	.71%	.73%	.75%
Net investment income (loss)	3.39%	3.75%	3.53%	4.41%	4.39%
Supplemental Data
Net assets, end of period (in millions)	$ 8,882	$ 5,720	$ 5,399	$ 3,566	$ 2,354
Portfolio turnover rate D	62%	49%	54%	43%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 9.71	$ 9.77	$ 9.29	$ 7.99
Income from Investment Operations
Net investment income (loss) B	.332	.363	.341	.415	.379
Net realized and unrealized gain (loss)	.071	.196	(.079)	.427	1.221
Total from investment operations	.403	.559	.262	.842	1.600
Distributions from net investment income	(.305)	(.349)	(.323)	(.313)	(.302)
Distributions from net realized gain	(.049)	-	-	(.050)	-
Total distributions	(.354)	(.349)	(.323)	(.363)	(.302)
Redemption fees added to paid in capital B	.001	- F	.001	.001	.002
Net asset value, end of period	$ 9.97	$ 9.92	$ 9.71	$ 9.77	$ 9.29
Total Return A	4.15%	5.87%	2.72%	9.27%	20.54%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.75%	.75%	.76%	.77%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.76%	.77%
Expenses net of all reductions	.75%	.75%	.75%	.76%	.77%
Net investment income (loss)	3.34%	3.71%	3.50%	4.38%	4.36%
Supplemental Data
Net assets, end of period (in millions)	$ 3,646	$ 2,510	$ 1,992	$ 1,138	$ 469
Portfolio turnover rate D	62%	49%	54%	43%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and bank loan obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 226,805
Gross unrealized depreciation	(46,248)
Net unrealized appreciation (depreciation) on securities and other investments	$ 180,557

Tax Cost	$ 15,340,696

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 56,037
Capital loss carryforward	$ (12,891)
Net unrealized appreciation (depreciation)	$ 180,557

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (12,891)

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 428,548	$ 350,713

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $11,663,213 and $7,066,743, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,668	$ 75
Class T	-%	.25%	654	14
Class B	.55%	.15%	160	136
Class C	.75%	.25%	8,703	1,598
			$ 13,185	$ 1,823

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 121
Class T	17
Class B*	27
Class C*	76
$ 241

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,164.15
Class T	646.25
Class B	52.23
Class C	1,305.15
Fidelity Floating Rate High Income Fund	7,793.11
Institutional Class	4,953.16
	$ 16,913

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $52.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $8.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Class A	$ 41,401	$ 46,515
Class T	7,141	8,143
Class B	529	780
Class C	18,030	20,972
Fidelity Floating Rate High Income Fund	214,851	197,172
Institutional Class	93,637	77,131
Total	$ 375,589	$ 350,713
From net realized gain
Class A	$ 6,467	$ -
Class T	1,176	-
Class B	117	-
Class C	3,997	-
Fidelity Floating Rate High Income Fund	28,516	-
Institutional Class	12,686	-
Total	$ 52,959	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class A
Shares sold	75,563	31,124	$ 753,535	$ 305,628
Reinvestment of distributions	3,658	3,572	36,455	34,965
Shares redeemed	(42,208)	(66,588)	(421,018)	(652,113)
Net increase (decrease)	37,013	(31,892)	$ 368,972	$ (311,520)
Class T
Shares sold	10,009	2,896	$ 99,597	$ 28,402
Reinvestment of distributions	727	704	7,232	6,885
Shares redeemed	(7,688)	(7,230)	(76,547)	(70,751)
Net increase (decrease)	3,048	(3,630)	$ 30,282	$ (35,464)
Class B
Shares sold	663	156	$ 6,596	$ 1,519
Reinvestment of distributions	50	59	495	579
Shares redeemed	(851)	(1,070)	(8,474)	(10,460)
Net increase (decrease)	(138)	(855)	$ (1,383)	$ (8,362)
Class C
Shares sold	30,392	12,695	$ 303,076	$ 124,701
Reinvestment of distributions	1,609	1,512	16,022	14,794
Shares redeemed	(17,011)	(20,709)	(169,644)	(202,835)
Net increase (decrease)	14,990	(6,502)	$ 149,454	$ (63,340)

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Fidelity Floating Rate High Income Fund
Shares sold	483,346	164,358	$ 4,812,772	$ 1,610,907
Reinvestment of distributions	20,114	16,695	200,158	163,381
Shares redeemed	(189,555)	(160,631)	(1,887,500)	(1,569,854)
Net increase (decrease)	313,905	20,422	$ 3,125,430	$ 204,434
Institutional Class
Shares sold	203,411	109,592	$ 2,024,367	$ 1,074,762
Reinvestment of distributions	5,909	3,772	58,759	36,919
Shares redeemed	(96,688)	(65,596)	(962,445)	(641,354)
Net increase (decrease)	112,632	47,768	$ 1,120,681	$ 470,327

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Floating Rate High Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Floating Rate High Income Fund	12/09/13	12/06/13	$0.036

A total of 0.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $318,724,014 of distributions paid during the period January 1, 2013 to October 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Floating Rate High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in April 2013.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or, in the case of the fund, underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Fidelity Advisor Floating Rate High Income Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Floating Rate High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2012 and the total expense ratio of Class T ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(8 a.m. - 9 p.m.)

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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FHI-UANN-1213
1.784743.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

High Income Advantage

Fund - Institutional Class

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class	11.63%	18.39%	8.98%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® High Income Advantage Fund - Institutional Class on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds sustained a strong multiyear run, with The BofA Merrill LynchSM US High Yield Constrained Index rising 8.82% during the 12 months ending October 31, 2013. High yield was buoyed by a low default rate, solid corporate fundamentals, robust demand for scarce yield, and unprecedented monetary support from central banks worldwide. At the same time, there were periods of volatility, including in late May, when U.S. Federal Reserve Chairman Ben Bernanke indicated the central bank was considering tapering its monetary stimulus program, known as quantitative easing (QE). In response, U.S. Treasury yields spiked and investors, uncertain about future Fed policy, pulled a record amount of assets from high-yield bond funds in June, when the index posted its largest monthly loss since September 2011. Concern abated in July and the backdrop stabilized. The calm proved short-lived, however, as by August, economic optimism sparked renewed questions about how long the Fed would maintain its accommodative stance. Also, speculation swirled about who might replace Bernanke in February 2014. The period ended on a strong note, though, as the Fed decided to maintain its QE program, fear of rising rates abated on weaker-than-expected economic data, and Congress agreed to reopen the government and raise the federal debt ceiling.

Comments from Harley Lank, Portfolio Manager of Fidelity Advisor® High Income Advantage Fund: For the year, the fund's Institutional Class shares returned 11.63%, outperforming the BofA index. The fund's allocation to high-yield bonds, our core area of focus, outperformed the index overall and was the primary contributor. Performance also was boosted by our out-of-benchmark positions in equities and floating-rate bank loans. Top individual contributors included common stock holdings of for-profit hospital operators Universal Health Services and Tenet Healthcare, as well as bonds issued by French telecommunications company Alcatel-Lucent. Conversely, the fund's modest cash position, held for liquidity purposes, was a drag on performance in an up market. Security selection in diversified financial services hurt, including an investment in bonds issued by Citigroup. Non-index equity holdings in semiconductor manufacturer Cirrus Logic and an out-of-benchmark investment in the convertible preferred securities of South African gold company AngloGold Ashanti - which were converted into common stock during the period - also detracted. Cirrus Logic was not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	1.01%
Actual		$ 1,000.00	$ 1,022.30	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.14
Class T	1.00%
Actual		$ 1,000.00	$ 1,022.20	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class B	1.73%
Actual		$ 1,000.00	$ 1,018.70	$ 8.80
HypotheticalA		$ 1,000.00	$ 1,016.48	$ 8.79
Class C	1.76%
Actual		$ 1,000.00	$ 1,018.50	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,016.33	$ 8.94
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,024.10	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
GMAC LLC	3.0	3.3
International Lease Finance Corp.	2.6	4.1
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	2.6	3.2
Sprint Communications, Inc.	2.3	2.4
Citigroup, Inc.	1.8	1.4
	12.3
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.4	11.1
Diversified Financial Services	9.1	9.3
Energy	8.6	9.6
Healthcare	7.8	8.5
Technology	6.5	7.3
Quality Diversification (% of fund's net assets)
As of October 31, 2013	As of April 30, 2013
BBB 1.0%	BBB 1.4%
BB 19.2%	BB 19.3%
B 39.5%	B 45.5%
CCC,CC,C 16.4%	CCC,CC,C 15.0%
D 0.1%	D 0.0%
Not Rated 2.2%	Not Rated 2.4%
Equities 15.4%	Equities 14.2%
Short-Term Investments and Net Other Assets 6.2%	Short-Term Investments and Net Other Assets 2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Nonconvertible Bonds 68.5%		Nonconvertible Bonds 70.4%
	Convertible Bonds, Preferred Stocks 2.2%		Convertible Bonds, Preferred Stocks 4.9%
	Common Stocks 13.5%		Common Stocks 9.9%
	Bank Loan Obligations 7.6%		Bank Loan Obligations 11.4%
	Other Investments 2.0%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets (Liabilities) 6.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.2%
* Foreign investments	14.3%	** Foreign investments	13.1%

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Corporate Bonds - 68.8%
	Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 0.3%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (e)	$ 3,692	$ 3,967
Broadcasting - 0.0%
Mood Media Corp. 10% 10/31/15 (e)	38	28
Metals/Mining - 0.1%
Massey Energy Co. 3.25% 8/1/15	2,580	2,451
TOTAL CONVERTIBLE BONDS		6,446
Nonconvertible Bonds - 68.5%
Aerospace - 0.3%
GenCorp, Inc. 7.125% 3/15/21 (e)	525	562
TransDigm, Inc. 7.5% 7/15/21	5,565	6,066
		6,628
Air Transportation - 0.3%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	962	1,006
6.125% 4/29/18 (e)	670	688
7.339% 4/19/14	189	191
9.25% 5/10/17	1,298	1,431
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	2,320	2,662
		5,978
Automotive - 1.9%
Affinia Group, Inc. 7.75% 5/1/21 (e)	405	421
Chassix, Inc. 9.25% 8/1/18 (e)	765	820
Dana Holding Corp.:
5.375% 9/15/21	1,450	1,483
6% 9/15/23	1,450	1,486
General Motors Acceptance Corp. 8% 11/1/31	4,835	5,708
General Motors Corp.:
6.75% 5/1/28 (c)	547	0
7.125% 7/15/49 (c)	1,583	0
7.2% 1/15/11 (c)	3,997	0
7.4% 9/1/25 (c)	273	0
7.7% 4/15/16 (c)	980	0
8.25% 7/15/23 (c)	7,625	0
8.375% 7/15/33 (c)	23,416	0
General Motors Financial Co., Inc.:
4.25% 5/15/23 (e)	1,000	960
4.75% 8/15/17 (e)	5,395	5,705
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Financial Co., Inc.: - continued
6.75% 6/1/18	$ 10,220	$ 11,574
LKQ Corp. 4.75% 5/15/23 (e)	430	410
Schaeffler Finance BV 4.75% 5/15/21 (e)	1,930	1,925
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (e)(h)	2,550	2,716
Tenneco, Inc. 6.875% 12/15/20	3,362	3,681
		36,889
Banks & Thrifts - 3.6%
Ally Financial, Inc.:
4.75% 9/10/18	3,970	4,133
8% 3/15/20	4,150	4,928
Barclays Bank PLC 7.625% 11/21/22	1,995	2,058
GMAC LLC:
8% 12/31/18	25,964	30,236
8% 11/1/31	23,457	27,972
Washington Mutual Bank 5.5% 1/15/49 (c)	10,000	1
		69,328
Broadcasting - 0.8%
AMC Networks, Inc. 7.75% 7/15/21	500	563
Clear Channel Communications, Inc.:
5.5% 9/15/14	6,735	6,651
5.5% 12/15/16	1,938	1,662
Sirius XM Radio, Inc. 5.75% 8/1/21 (e)	5,525	5,636
		14,512
Building Materials - 1.1%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (e)	595	602
Associated Materials LLC 9.125% 11/1/17	1,809	1,929
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (e)	540	547
CEMEX Finance LLC 9.375% 10/12/22 (e)	2,305	2,582
CEMEX SA de CV 5.2481% 9/30/15 (e)(h)	4,305	4,413
Interline Brands, Inc. 10% 11/15/18 pay-in-kind	520	569
Nortek, Inc. 8.5% 4/15/21	1,520	1,666
Ply Gem Industries, Inc. 8.25% 2/15/18	5,227	5,593
USG Corp.:
5.875% 11/1/21 (e)	430	439
6.3% 11/15/16	275	292
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
USG Corp.: - continued
7.875% 3/30/20 (e)	$ 1,390	$ 1,529
9.75% 1/15/18	1,585	1,862
		22,023
Cable TV - 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	2,550	2,372
5.25% 3/15/21 (e)	2,245	2,166
5.75% 9/1/23 (e)	1,545	1,470
5.75% 1/15/24	6,890	6,528
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	535	555
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (e)	5,495	5,330
DISH DBS Corp.:
5.875% 7/15/22	4,240	4,341
6.75% 6/1/21	5,260	5,694
Lynx I Corp. 5.375% 4/15/21 (e)	1,260	1,266
Lynx II Corp. 6.375% 4/15/23 (e)	710	728
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (e)	630	636
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (e)	2,145	2,118
7.5% 3/15/19 (e)	705	765
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	3,060	3,267
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	1,900	2,047
		39,283
Capital Goods - 0.1%
Briggs & Stratton Corp. 6.875% 12/15/20	1,285	1,404
Chemicals - 1.5%
Hexion U.S. Finance Corp. 6.625% 4/15/20	4,605	4,674
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	1,410	1,562
LSB Industries, Inc. 7.75% 8/1/19 (e)	705	746
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	4,845	5,124
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (e)(h)	1,630	1,699
PolyOne Corp. 5.25% 3/15/23	2,215	2,201
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
SPCM SA 6% 1/15/22 (e)	$ 925	$ 960
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (e)	11,535	11,506
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (e)	960	1,020
		29,492
Consumer Products - 0.2%
First Quality Finance Co., Inc. 4.625% 5/15/21 (e)	490	463
Prestige Brands, Inc. 8.125% 2/1/20	335	372
Revlon Consumer Products Corp. 5.75% 2/15/21 (e)	1,800	1,778
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (e)	565	600
6.625% 11/15/22 (e)	670	715
		3,928
Containers - 3.0%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (e)	3,973	4,186
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	846	909
9.125% 10/15/20 (e)	3,369	3,630
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (e)	450	442
7% 11/15/20 (e)	3,950	3,930
9.125% 10/15/20 (e)	1,045	1,121
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (e)	590	601
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	875	945
Graphic Packaging International, Inc. 4.75% 4/15/21	615	607
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	3,400	3,672
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	10,505	10,846
6.875% 2/15/21	7,339	7,963
7.875% 8/15/19	8,387	9,268
8.25% 2/15/21	6,144	6,390
Sealed Air Corp. 6.5% 12/1/20 (e)	1,730	1,879
Tekni-Plex, Inc. 9.75% 6/1/19 (e)	1,332	1,505
		57,894
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - 6.0%
CIT Group, Inc.:
5% 8/15/22	$ 3,195	$ 3,235
5% 8/1/23	12,415	12,446
5.375% 5/15/20	4,400	4,714
5.5% 2/15/19 (e)	8,075	8,741
Citigroup, Inc. 5.9% (f)(h)	9,045	8,590
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	4,575	4,798
International Lease Finance Corp.:
3.875% 4/15/18	7,210	7,228
4.625% 4/15/21	6,990	6,789
5.65% 6/1/14	351	360
5.75% 5/15/16	6,040	6,455
7.125% 9/1/18 (e)	10,309	11,868
8.25% 12/15/20	3,945	4,660
8.625% 1/15/22	11,305	13,679
SLM Corp.:
5.5% 1/15/19	3,545	3,645
5.5% 1/25/23	2,245	2,144
8% 3/25/20	9,700	11,082
8.45% 6/15/18	4,905	5,727
		116,161
Diversified Media - 1.7%
Checkout Holding Corp. 0% 11/15/15 (e)	8,700	7,112
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	1,225	1,274
6.5% 11/15/22	3,315	3,481
7.625% 3/15/20	900	952
7.625% 3/15/20	4,400	4,697
Lamar Media Corp. 7.875% 4/15/18	1,810	1,928
Liberty Media Corp.:
8.25% 2/1/30	469	499
8.5% 7/15/29	529	565
National CineMedia LLC:
6% 4/15/22	4,035	4,196
7.875% 7/15/21	2,050	2,265
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18	4,395	4,791
WMG Acquisition Corp. 6% 1/15/21 (e)	667	700
		32,460
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - 5.7%
Atlantic Power Corp. 9% 11/15/18	$ 2,525	$ 2,563
Calpine Corp.:
5.875% 1/15/24 (e)	3,530	3,539
6% 1/15/22 (e)	1,885	1,956
7.875% 1/15/23 (e)	4,767	5,184
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	6,332	6,649
10% 12/1/20 (e)	8,903	9,304
11% 10/1/21	6,237	6,845
12.25% 12/1/18 pay-in-kind (e)(h)	3,795	2,292
12.25% 3/1/22 (e)	22,140	25,461
InterGen NV 7% 6/30/23 (e)	3,940	4,068
Mirant Americas Generation LLC:
8.5% 10/1/21	10,565	11,542
9.125% 5/1/31	2,645	2,830
NRG Energy, Inc. 6.625% 3/15/23	5,105	5,277
Puget Energy, Inc.:
5.625% 7/15/22	6,125	6,608
6% 9/1/21	3,305	3,619
6.5% 12/15/20	1,935	2,207
The AES Corp.:
4.875% 5/15/23	725	694
7.375% 7/1/21	2,400	2,718
TXU Corp.:
5.55% 11/15/14	7,757	3,103
6.5% 11/15/24	4,961	1,836
6.55% 11/15/34	4,295	1,589
		109,884
Energy - 6.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	2,720	2,706
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	1,260	1,373
7% 5/20/22	2,700	2,916
Antero Resources Finance Corp. 5.375% 11/1/21 (e)(g)	2,500	2,541
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23 (e)	1,885	1,852
Chesapeake Energy Corp.:
5.375% 6/15/21	3,665	3,812
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.: - continued
5.75% 3/15/23	$ 2,170	$ 2,300
6.125% 2/15/21	2,210	2,414
Continental Resources, Inc. 4.5% 4/15/23	2,965	2,991
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (e)(g)	1,520	1,554
7.75% 4/1/19	3,095	3,335
Denbury Resources, Inc. 4.625% 7/15/23	7,520	6,937
Diamondback Energy, Inc. 7.625% 10/1/21 (e)	1,545	1,615
Edgen Murray Corp. 8.75% 11/1/20 (e)	1,880	2,171
El Paso Energy Corp. 7.75% 1/15/32	1,399	1,452
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	1,440	1,620
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.875% 12/15/17 pay-in-kind (e)(h)	2,373	2,406
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	3,975	4,591
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	2,435	2,465
6.75% 1/15/22 (e)(g)	1,095	1,117
Forbes Energy Services Ltd. 9% 6/15/19	11,935	12,054
Forest Oil Corp.:
7.25% 6/15/19	2,665	2,692
7.5% 9/15/20	1,585	1,573
Forum Energy Technologies, Inc. 6.25% 10/1/21 (e)	1,090	1,136
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	845	858
Gulfmark Offshore, Inc. 6.375% 3/15/22	560	564
Halcon Resources Corp. 8.875% 5/15/21	1,680	1,749
Kinder Morgan Holding Co. LLC 5% 2/15/21 (e)	1,695	1,695
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (e)	790	810
8.125% 12/1/19	2,010	2,231
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	4,075	4,065
6.5% 5/15/19	2,740	2,733
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	995	1,030
Offshore Group Investment Ltd.:
7.125% 4/1/23	2,445	2,488
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Offshore Group Investment Ltd.: - continued
7.5% 11/1/19	$ 11,570	$ 12,582
Pacific Drilling SA 5.375% 6/1/20 (e)	2,090	2,106
Pacific Drilling V Ltd. 7.25% 12/1/17 (e)	4,455	4,845
Precision Drilling Corp.:
6.5% 12/15/21	495	527
6.625% 11/15/20	2,205	2,348
Pride International, Inc. 6.875% 8/15/20	1,839	2,206
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	1,735	1,817
SemGroup Corp. 7.5% 6/15/21 (e)	1,625	1,702
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	1,324	1,390
Summit Midstream Holdings LLC 7.5% 7/1/21 (e)	810	853
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	908	967
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20	425	435
Unit Corp. 6.625% 5/15/21	7,190	7,514
Western Refining, Inc. 6.25% 4/1/21	905	907
		128,045
Entertainment/Film - 1.1%
Cinemark U.S.A., Inc.:
4.875% 6/1/23	2,110	2,010
5.125% 12/15/22	570	557
7.375% 6/15/21	1,085	1,188
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (e)	820	836
4.875% 11/1/20 (e)	2,140	2,156
5.375% 11/1/23 (e)	1,700	1,717
Lions Gate Entertainment Corp. 5.25% 8/1/18 (e)	6,095	6,125
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (e)	1,425	1,461
Regal Entertainment Group:
5.75% 6/15/23	3,725	3,678
5.75% 2/1/25	555	529
		20,257
Environmental - 0.3%
Clean Harbors, Inc. 5.125% 6/1/21	1,180	1,196
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Environmental - continued
Covanta Holding Corp.:
6.375% 10/1/22	$ 1,355	$ 1,400
7.25% 12/1/20	1,094	1,183
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	350	367
Tervita Corp.:
8% 11/15/18 (e)	1,050	1,092
9.75% 11/1/19 (e)	730	715
		5,953
Food & Drug Retail - 1.8%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (e)(h)	1,800	1,859
9.25% 2/15/19 (e)	1,700	1,883
JBS Investments GmbH 7.75% 10/28/20 (e)	4,855	5,007
Nutritional Sourcing Corp. 10.125% 8/1/09 (c)	7,424	0
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (e)	975	995
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (e)	1,375	1,451
Rite Aid Corp.:
6.75% 6/15/21	11,895	12,579
6.875% 12/15/28 (e)	5,280	5,069
7.7% 2/15/27	5,265	5,397
Tops Markets LLC 8.875% 12/15/17 (e)	1,095	1,205
		35,445
Food/Beverage/Tobacco - 0.8%
ESAL GmbH 6.25% 2/5/23 (e)	2,895	2,634
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (e)	12,430	12,026
		14,660
Gaming - 1.5%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (e)	530	578
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	3,125	2,887
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	2,865	2,686
Chester Downs & Marina LLC 9.25% 2/1/20 (e)	655	665
Graton Economic Development Authority 9.625% 9/1/19 (e)	1,730	1,933
MCE Finance Ltd. 5% 2/15/21 (e)	2,100	2,079
MGM Mirage, Inc.:
6.875% 4/1/16	820	889
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.: - continued
8.625% 2/1/19	$ 5,000	$ 5,869
Pinnacle Entertainment, Inc. 7.75% 4/1/22	700	766
Studio City Finance Ltd. 8.5% 12/1/20 (e)	8,920	9,857
		28,209
Healthcare - 5.7%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21 (e)	685	702
7.75% 2/15/19	4,441	4,791
DaVita, Inc. 5.75% 8/15/22	1,970	2,022
HCA Holdings, Inc.:
6.25% 2/15/21	2,265	2,378
7.75% 5/15/21	11,679	12,789
HCA, Inc.:
4.75% 5/1/23	4,475	4,313
5.875% 3/15/22	8,635	9,088
6.5% 2/15/20	7,640	8,500
7.5% 2/15/22	5,095	5,726
HealthSouth Corp. 5.75% 11/1/24	1,275	1,265
IMS Health, Inc. 6% 11/1/20 (e)	1,175	1,222
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (e)	3,260	1,923
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	410	420
6.75% 10/15/22	2,631	2,881
Rural/Metro Corp. 10.125% 7/15/19 (c)(e)	1,515	447
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,490	1,617
Service Corp. International 5.375% 1/15/22 (e)	815	823
Tenet Healthcare Corp.:
4.375% 10/1/21 (e)	8,990	8,630
4.5% 4/1/21	1,670	1,620
4.75% 6/1/20	1,665	1,653
6% 10/1/20 (e)	1,890	1,999
6.75% 2/1/20	1,800	1,863
8.125% 4/1/22 (e)	7,570	8,289
Valeant Pharmaceuticals International:
6.75% 8/15/18 (e)	5,800	6,351
7.25% 7/15/22 (e)	315	343
7.5% 7/15/21 (e)	9,930	11,022
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
VPI Escrow Corp. 6.375% 10/15/20 (e)	$ 2,380	$ 2,541
VWR Funding, Inc. 7.25% 9/15/17	4,375	4,659
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)(e)	1,770	575
		110,452
Homebuilders/Real Estate - 0.9%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	1,260	1,216
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	1,265	1,256
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	1,000	1,030
CB Richard Ellis Services, Inc.:
5% 3/15/23	3,070	2,982
6.625% 10/15/20	1,214	1,308
Howard Hughes Corp. 6.875% 10/1/21 (e)	3,530	3,654
K. Hovnanian Enterprises, Inc. 7.25% 10/15/20 (e)	1,675	1,784
William Lyon Homes, Inc.:
8.5% 11/15/20	1,185	1,268
8.5% 11/15/20 (e)	985	1,054
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (e)	2,215	2,193
		17,745
Hotels - 0.3%
Choice Hotels International, Inc. 5.75% 7/1/22	615	647
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (e)	3,575	3,673
Playa Resorts Holding BV 8% 8/15/20 (e)	545	577
		4,897
Insurance - 0.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (e)	2,765	2,855
Leisure - 0.1%
Royal Caribbean Cruises Ltd. 5.25% 11/15/22	1,000	1,000
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (e)(h)	895	891
		1,891
Metals/Mining - 1.2%
Alpha Natural Resources, Inc.:
6% 6/1/19	3,730	3,208
6.25% 6/1/21	4,245	3,598
9.75% 4/15/18	1,770	1,823
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (e)	$ 415	$ 428
Boart Longyear Management Pty Ltd. 10% 10/1/18 (e)	2,130	2,183
Calcipar SA 6.875% 5/1/18 (e)	1,070	1,124
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)	2,730	2,853
7% 11/1/15 (e)	2,885	2,993
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)	655	727
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (e)	1,857	1,917
8.25% 1/15/21 (e)	1,210	1,249
Walter Energy, Inc. 9.5% 10/15/19 (e)	1,215	1,282
		23,385
Paper - 0.2%
Clearwater Paper Corp. 4.5% 2/1/23	2,045	1,871
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19	1,615	1,672
		3,543
Publishing/Printing - 0.5%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (e)	8,150	8,802
Restaurants - 0.5%
Landry's Acquisition Co. 9.375% 5/1/20 (e)	4,040	4,373
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)	4,205	4,447
		8,820
Services - 2.3%
Ahern Rentals, Inc. 9.5% 6/15/18 (e)	470	504
APX Group, Inc.:
6.375% 12/1/19	5,445	5,425
8.75% 12/1/20	9,065	9,292
ARAMARK Corp. 5.75% 3/15/20 (e)	2,195	2,299
Audatex North America, Inc.:
6% 6/15/21 (e)(g)	8,190	8,456
6.125% 11/1/23 (e)(g)	590	599
FTI Consulting, Inc. 6% 11/15/22	2,450	2,499
Hertz Corp.:
5.875% 10/15/20	1,845	1,942
6.25% 10/15/22	1,315	1,377
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Laureate Education, Inc. 9.25% 9/1/19 (e)	$ 6,520	$ 7,172
NES Rentals Holdings, Inc. 7.875% 5/1/18 (e)	600	630
TMS International Corp. 7.625% 10/15/21 (e)	420	439
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind	1,885	2,010
9.625% 6/15/18 pay-in-kind	1,255	1,359
		44,003
Shipping - 0.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc.:
8.125% 11/15/21 (e)(g)	2,315	2,338
8.625% 11/1/17	1,409	1,477
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	2,489	2,526
8.875% 11/1/17	1,903	1,991
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	750	812
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (e)	1,495	1,682
Teekay Corp. 8.5% 1/15/20	195	212
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	1,475	1,678
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (e)	1,285	1,375
Western Express, Inc. 12.5% 4/15/15 (e)	6,070	3,596
		17,687
Steel - 1.0%
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	3,885	3,861
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	5,550	5,800
11.25% 10/15/18	1,855	1,938
Severstal Columbus LLC 10.25% 2/15/18	7,235	7,669
		19,268
Super Retail - 0.6%
Asbury Automotive Group, Inc. 8.375% 11/15/20	788	877
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (e)(h)	765	770
Claire's Stores, Inc.:
7.75% 6/1/20 (e)	795	791
9% 3/15/19 (e)	2,265	2,531
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
CST Brands, Inc. 5% 5/1/23 (e)	$ 525	$ 508
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (e)(h)	1,610	1,670
Sally Holdings LLC 5.5% 11/1/23	925	934
Sonic Automotive, Inc.:
5% 5/15/23	315	293
7% 7/15/22	1,390	1,501
The Bon-Ton Department Stores, Inc. 8% 6/15/21	1,200	1,131
		11,006
Technology - 4.3%
Activision Blizzard, Inc. 6.125% 9/15/23 (e)	2,075	2,168
ADT Corp. 6.25% 10/15/21 (e)	1,895	2,011
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (e)(h)	3,220	3,292
Avaya, Inc.:
7% 4/1/19 (e)	3,352	3,201
9% 4/1/19 (e)	3,935	3,955
10.5% 3/1/21 (e)	2,710	2,358
BMC Software Finance, Inc. 8.125% 7/15/21 (e)	7,595	8,032
Ceridian Corp. 8.875% 7/15/19 (e)	1,755	2,031
Ceridian HCM Holding, Inc. 11% 3/15/21 (e)	930	1,088
CommScope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (e)(h)	920	941
Compiler Finance Sub, Inc. 7% 5/1/21 (e)	295	291
First Data Corp.:
6.75% 11/1/20 (e)	5,350	5,664
11.25% 1/15/21 (e)	4,820	5,296
IAC/InterActiveCorp 4.75% 12/15/22	2,385	2,260
Lucent Technologies, Inc.:
6.45% 3/15/29	12,334	10,854
6.5% 1/15/28	5,415	4,711
Spansion LLC:
7.875% 11/15/17	1,601	1,653
11.25% 1/15/16 (c)(e)	15,415	0
SunGard Data Systems, Inc. 6.625% 11/1/19	3,600	3,762
VeriSign, Inc. 4.625% 5/1/23	5,520	5,375
Viasystems, Inc. 7.875% 5/1/19 (e)	3,970	4,228
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	$ 5,210	$ 5,757
13.375% 10/15/19	2,840	3,266
		82,194
Telecommunications - 9.3%
Altice Finco SA 9.875% 12/15/20 (e)	945	1,056
Broadview Networks Holdings, Inc. 10.5% 11/15/17	2,915	2,908
Citizens Communications Co. 7.875% 1/15/27	4,949	4,900
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (e)	5,300	7,261
Digicel Group Ltd.:
6% 4/15/21 (e)	4,580	4,500
7% 2/15/20 (e)	425	434
8.25% 9/1/17 (e)	1,025	1,066
8.25% 9/30/20 (e)	6,645	7,027
10.5% 4/15/18 (e)	1,673	1,807
DigitalGlobe, Inc. 5.25% 2/1/21 (e)	695	672
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (e)	3,759	3,928
Eileme 2 AB 11.625% 1/31/20 (e)	2,605	3,041
Frontier Communications Corp. 7.125% 1/15/23	3,340	3,465
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)	5,655	5,457
6.625% 12/15/22 (e)	3,925	4,004
6.625% 12/15/22 (Reg. S)	3,945	4,024
7.5% 4/1/21	5,730	6,246
Intelsat Luxembourg SA:
7.75% 6/1/21 (e)	8,204	8,655
8.125% 6/1/23 (e)	9,595	10,147
Level 3 Communications, Inc. 8.875% 6/1/19	695	758
Level 3 Financing, Inc.:
6.125% 1/15/21 (e)(g)	2,395	2,437
7% 6/1/20	2,365	2,519
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (e)	3,295	3,447
6.625% 4/1/23 (e)	4,925	5,153
NII Capital Corp. 7.625% 4/1/21	1,466	850
Satelites Mexicanos SA de CV 9.5% 5/15/17	710	769
SBA Communications Corp. 5.625% 10/1/19	3,075	3,163
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Capital Corp.:
6.9% 5/1/19	$ 4,761	$ 5,130
8.75% 3/15/32	5,730	6,246
Sprint Communications, Inc.:
6% 12/1/16	6,729	7,266
6% 11/15/22	29,224	28,786
9% 11/15/18 (e)	5,500	6,669
Sprint Corp. 7.875% 9/15/23 (e)	4,245	4,606
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (e)	1,565	1,626
6.464% 4/28/19	705	747
6.542% 4/28/20	2,465	2,613
6.633% 4/28/21	2,225	2,353
6.731% 4/28/22	1,645	1,738
6.836% 4/28/23	640	677
Wind Acquisition Finance SA 7.25% 2/15/18 (e)	2,581	2,717
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	7,801	7,656
		178,524
Textiles & Apparel - 0.2%
Albea Beauty Holdings SA 8.375% 11/1/19 (e)	2,825	2,973
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (e)(h)	1,185	1,216
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (e)	590	593
		4,782
TOTAL NONCONVERTIBLE BONDS		1,318,287
TOTAL CORPORATE BONDS (Cost $1,299,006)		1,324,733
Common Stocks - 13.5%
	Shares
Aerospace - 0.3%
Triumph Group, Inc.	85,000	6,090
Air Transportation - 0.3%
Delta Air Lines, Inc.	200,000	5,276
Common Stocks - continued
	Shares	Value (000s)
Automotive - 0.3%
Delphi Automotive PLC	81,522	$ 4,663
General Motors Co. (a)	3,029	112
Motors Liquidation Co. GUC Trust (a)	39,254	1,425
		6,200
Banks & Thrifts - 0.3%
JPMorgan Chase & Co.	100,000	5,154
Washington Mutual, Inc. (a)	505,500	0
WMI Holdings Corp. (a)	17,318	19
		5,173
Broadcasting - 0.5%
Cumulus Media, Inc. Class A (a)	550,600	3,293
Gray Television, Inc. (a)	494,070	4,175
Sinclair Broadcast Group, Inc. Class A	100,000	3,206
		10,674
Building Materials - 0.2%
Gibraltar Industries, Inc. (a)	218,217	3,494
Chemicals - 0.5%
Axiall Corp.	100,000	3,889
LyondellBasell Industries NV Class A	84,795	6,326
		10,215
Consumer Products - 0.4%
Whirlpool Corp.	60,000	8,761
Containers - 0.1%
Graphic Packaging Holding Co. (a)	267,874	2,250
Diversified Financial Services - 0.4%
Citigroup, Inc.	16,564	808
The Blackstone Group LP	300,000	7,884
		8,692
Electric Utilities - 0.3%
The AES Corp.	352,509	4,967
Energy - 1.1%
Apache Corp.	12,471	1,107
Oasis Petroleum, Inc. (a)	125,000	6,656
Ocean Rig UDW, Inc. (United States) (a)	265,000	4,645
The Williams Companies, Inc.	90,000	3,214
Vantage Drilling Co. (a)	3,000,000	5,340
		20,962
Gaming - 0.9%
Las Vegas Sands Corp.	130,000	9,129
PB Investor I LLC	11,653	17
Common Stocks - continued
	Shares	Value (000s)
Gaming - continued
Penn National Gaming, Inc. (a)	100,000	$ 5,851
Station Holdco LLC (a)(i)(k)	1,531,479	2,282
Station Holdco LLC:
unit (i)(k)	3,411	0*
warrants 6/15/18 (a)(i)(k)	96,849	7
		17,286
Healthcare - 1.8%
Express Scripts Holding Co. (a)	290,000	18,131
Tenet Healthcare Corp. (a)	163,675	7,724
Universal Health Services, Inc. Class B	100,000	8,056
		33,911
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp.	10,400	428
Hotels - 0.4%
Hyatt Hotels Corp. Class A (a)	145,000	6,902
Insurance - 0.3%
H&R Block, Inc.	200,000	5,688
Leisure - 0.4%
Town Sports International Holdings, Inc.	564,202	7,289
Metals/Mining - 0.8%
Alpha Natural Resources, Inc. (a)	750,000	5,250
AngloGold Ashanti Ltd. sponsored ADR	182,874	2,761
OCI Resources LP	335,000	7,367
		15,378
Publishing/Printing - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(k)	4,323	6
Restaurants - 1.1%
Bloomin' Brands, Inc. (a)	272,900	6,831
Dunkin' Brands Group, Inc.	171,900	8,196
Yum! Brands, Inc.	100,000	6,762
		21,789
Services - 0.3%
KAR Auction Services, Inc.	217,900	6,476
Shipping - 0.3%
Ship Finance International Ltd. (NY Shares)	300,000	4,965
Ultrapetrol (Bahamas) Ltd. (a)	7,916	28
		4,993
Super Retail - 0.9%
Dollar General Corp. (a)	100,000	5,778
Common Stocks - continued
	Shares	Value (000s)
Super Retail - continued
Liberty Media Corp. Interactive Series A (a)	250,000	$ 6,740
Sally Beauty Holdings, Inc. (a)	175,000	4,606
		17,124
Technology - 1.1%
Facebook, Inc. Class A (a)	96,094	4,830
FleetCor Technologies, Inc. (a)	40,000	4,614
Skyworks Solutions, Inc. (a)	200,000	5,156
Xerox Corp.	710,000	7,057
		21,657
Telecommunications - 0.1%
Broadview Networks Holdings, Inc.	189,475	1,732
Pendrell Corp. (a)	37,472	84
		1,816
Textiles & Apparel - 0.4%
Arena Brands Holding Corp. Class B (a)(k)	42,253	338
Express, Inc. (a)	291,300	6,761
		7,099
TOTAL COMMON STOCKS (Cost $221,738)		260,596
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 0.5%
Automotive - 0.5%
General Motors Co. 4.75%	191,400	9,823
Nonconvertible Preferred Stocks - 1.4%
Banks & Thrifts - 0.6%
Ally Financial, Inc. 7.00% (e)	11,491	10,974
Diversified Financial Services - 0.8%
GMAC Capital Trust I Series 2, 8.125%	557,547	14,976
TOTAL NONCONVERTIBLE PREFERRED STOCKS		25,950
TOTAL PREFERRED STOCKS (Cost $29,486)		35,773
Bank Loan Obligations - 7.6%
		Principal Amount (000s)(d)	Value (000s)
Aerospace - 0.0%
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (h)		$ 873	$ 875
Automotive - 0.0%
Tower Automotive Holdings U.S.A. LLC Tranche B, term loan 4.75% 4/23/20 (h)		527	533
Broadcasting - 0.1%
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (h)		988	990
NEP/NCP Holdco, Inc. Tranche 2LN, term loan 9.5% 7/22/20 (h)		60	62
TWCC Holding Corp. Tranche 2LN, term loan 7% 6/26/20 (h)		1,200	1,232
			2,284
Chemicals - 0.1%
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/31/19 (h)		1,960	1,960
Tranche B 1LN, term loan 5.5% 7/31/18 (h)		210	212
			2,172
Consumer Products - 0.2%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (h)		3,230	3,242
Diversified Financial Services - 0.5%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (h)		3,545	3,625
Tranche B2 1LN, term loan 5% 7/10/20 (h)		2,005	2,020
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/18 (h)		309	311
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (h)		2,868	2,871
			8,827
Electric Utilities - 0.1%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)		1,255	1,264
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (h)		980	987
			2,251
Energy - 0.8%
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (h)		1,786	1,830
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (h)		11,590	11,764
Bank Loan Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Energy - continued
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (h)		$ 214	$ 215
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (h)		1,177	1,192
Panda Sherman Power, LLC term loan 9% 9/14/18 (h)		845	864
Panda Temple Power, LLC term loan 7.25% 4/3/19 (h)		400	411
			16,276
Entertainment/Film - 0.0%
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	289	277
Tranche B, term loan 18% 1/15/49 pay-in-kind	CAD	117	112
			389
Food & Drug Retail - 0.6%
PRA Holdings, Inc. Tranche B, term loan 5% 9/23/20 (h)		2,990	2,990
Rite Aid Corp.:
Tranche 2 LN2, term loan 4.875% 6/21/21 (h)		6,215	6,285
Tranche 2LN, term loan 5.75% 8/21/20 (h)		200	205
Smart & Final, Inc. Tranche B, term loan 4.5% 11/15/19 (h)		826	826
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (h)		368	369
			10,675
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (h)		683	685
Tranche B 2LN, term loan 8.25% 11/30/20 (h)		585	589
			1,274
Gaming - 0.8%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (h)		615	625
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (h)		895	903
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (h)		980	1,024
Harrah's Entertainment, Inc.:
Tranche B 4LN, term loan 9.5% 10/31/16 (h)		3,389	3,389
Tranche B 6LN, term loan 5.4884% 1/28/18 (h)		7,964	7,486
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (h)		2,795	2,826
			16,253
Bank Loan Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Healthcare - 0.3%
Genesis HealthCare Corp. Tranche B, term loan 10.0017% 12/4/17 (h)		$ 2,365	$ 2,413
Ikaria Acquisition, Inc. Tranche B 1LN, term loan 7.25% 7/3/18 (h)		430	430
MModal, Inc. Tranche B, term loan 7.75% 8/17/19 (h)		1,755	1,597
Rural/Metro Corp. Tranche B, term loan 5.75% 6/30/18 (h)		525	503
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 7/3/20 (h)		70	71
Tranche B 1LN, term loan 5.25% 7/3/19 (h)		90	91
			5,105
Homebuilders/Real Estate - 0.1%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)		1,311	1,311
Hotels - 0.3%
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (h)		5,745	5,781
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (h)		235	238
			6,019
Insurance - 0.1%
HUB International Ltd. Tranche B, term loan 4.75% 10/2/20 (h)		1,965	1,980
Leisure - 0.4%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 8/1/20 (h)		7,425	7,518
Metals/Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (h)		313	315
Tranche B 2LN, term loan 8.75% 1/25/21 (h)		190	192
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (h)		600	612
Tranche B 1LN, term loan 4.25% 7/19/19 (h)		173	174
			1,293
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 5/1/19 (h)		2,483	2,520
White Birch Paper Co. Tranche 2LN, term loan 11/8/14 (c)(h)		8,620	0
			2,520
Bank Loan Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Publishing/Printing - 0.8%
Houghton Mifflin Harcourt Publishing Co. term loan 5.25% 5/22/18 (h)		$ 271	$ 271
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (h)		7,074	7,189
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (h)		7,475	7,475
			14,935
Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)		367	369
SourceHOV LLC Tranche 2LN, term loan 8.75% 4/30/19 (h)		240	242
			611
Technology - 1.1%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (h)		3,095	3,130
First Data Corp. term loan 4.17% 3/24/18 (h)		14,230	14,266
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/24/20 (h)		3,275	3,390
			20,786
Telecommunications - 1.0%
Altice Financing SA Tranche B, term loan 5.3986% 6/24/19 (h)(j)		19,280	19,328
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (h)		200	204
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (h)		100	101
			19,633
TOTAL BANK LOAN OBLIGATIONS (Cost $150,497)			146,762
Preferred Securities - 2.0%

Banks & Thrifts - 0.6%
Bank of America Corp. 5.2% (f)(h)	6,110	5,664
JPMorgan Chase & Co. 5.15% (f)(h)	6,350	5,918
		11,582
Preferred Securities - continued
	Principal Amount (000s)(d)	Value (000s)
Diversified Financial Services - 1.4%
Citigroup, Inc.:
5.35% (f)(h)	24,830	$ 23,016
5.95% (f)(h)	4,815	4,665
		27,681
TOTAL PREFERRED SECURITIES (Cost $42,084)		39,263
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.09% (b) (Cost $106,726)	106,726,184	106,726
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,849,537)		1,913,853
NET OTHER ASSETS (LIABILITIES) - 0.6%		11,529
NET ASSETS - 100%		$ 1,925,382
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $556,009,000 or 28.9% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(j) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,954,000 and $1,959,000, respectively. The coupon rate will be determined at time of settlement.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,634,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 8
Station Holdco LLC	6/17/11	$ 1,450
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 3,945
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 100
Fidelity Securities Lending Cash Central Fund	20
Total	$ 120
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 118,641	$ 115,991	$ -	$ 2,650
Energy	31,177	31,177	-	-
Financials	40,243	29,269	10,974	-
Health Care	33,911	33,911	-	-
Industrials	21,448	21,448	-	-
Information Technology	21,657	21,657	-	-
Materials	22,593	22,593	-	-
Telecommunication Services	1,732	-	-	1,732
Utilities	4,967	4,967	-	-
Corporate Bonds	1,324,733	-	1,324,732	1
Bank Loan Obligations	146,762	-	137,865	8,897
Preferred Securities	39,263	-	39,263	-
Money Market Funds	106,726	106,726	-	-
Total Investments in Securities:	$ 1,913,853	$ 387,739	$ 1,512,834	$ 13,280
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Equities - Consumer Staples
Beginning Balance	$ 24,287
Total Realized Gain (Loss)	(58,736)
Total Unrealized Gain (Loss)	57,709
Cost of Purchases	-
Proceeds of Sales	(23,260)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2012	$ -
Other Investments in Securities
Beginning Balance	$ 3,919
Total Realized Gain (Loss)	(53)
Total Unrealized Gain (Loss)	(1,527)
Cost of Purchases	11,574
Proceeds of Sales	(732)
Amortization/Accretion	13
Transfers in to Level 3	86
Transfers out of Level 3	-
Ending Balance	$ 13,280
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2012	$ (1,579)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.7%
Luxembourg	4.8%
Canada	1.7%
Cayman Islands	1.5%
Bermuda	1.1%
Others (Individually Less Than 1%)	5.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,742,811)	$ 1,807,127
Fidelity Central Funds (cost $106,726)	106,726
Total Investments (cost $1,849,537)		$ 1,913,853
Cash		3,180
Receivable for investments sold		7,754
Receivable for fund shares sold		3,225
Dividends receivable		324
Interest receivable		27,194
Distributions receivable from Fidelity Central Funds		7
Prepaid expenses		6
Other receivables		96
Total assets		1,955,639

Liabilities
Payable for investments purchased Regular delivery	$ 9,881
Delayed delivery	11,328
Payable for fund shares redeemed	4,716
Distributions payable	1,331
Accrued management fee	882
Distribution and service plan fees payable	415
Other affiliated payables	294
Other payables and accrued expenses	1,410
Total liabilities		30,257

Net Assets		$ 1,925,382
Net Assets consist of:
Paid in capital		$ 2,343,985
Undistributed net investment income		25,794
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(508,717)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		64,320
Net Assets		$ 1,925,382

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($697,588 ÷ 65,024 shares)	$ 10.73

Maximum offering price per share (100/96.00 of $10.73)	$ 11.18
Class T: Net Asset Value and redemption price per share ($528,371 ÷ 48,996 shares)	$ 10.78

Maximum offering price per share (100/96.00 of $10.78)	$ 11.23
Class B: Net Asset Value and offering price per share ($19,322 ÷ 1,814 shares)A	$ 10.65

Class C: Net Asset Value and offering price per share ($182,978 ÷ 17,086 shares)A	$ 10.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($497,123 ÷ 49,237 shares)	$ 10.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2013

Investment Income
Dividends		$ 10,654
Interest		113,353
Income from Fidelity Central Funds		120
Total income		124,127

Expenses
Management fee	$ 10,860
Transfer agent fees	3,032
Distribution and service plan fees	5,167
Accounting and security lending fees	637
Custodian fees and expenses	38
Independent trustees' compensation	12
Registration fees	108
Audit	82
Legal	22
Miscellaneous	19
Total expenses before reductions	19,977
Expense reductions	(38)	19,939
Net investment income (loss)		104,188
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,819
Foreign currency transactions	(96)
Total net realized gain (loss)		6,723
Change in net unrealized appreciation (depreciation) on: Investment securities	95,477
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		95,481
Net gain (loss)		102,204
Net increase (decrease) in net assets resulting from operations		$ 206,392

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 104,188	$ 118,248
Net realized gain (loss)	6,723	8,355
Change in net unrealized appreciation (depreciation)	95,481	118,310
Net increase (decrease) in net assets resulting from operations	206,392	244,913
Distributions to shareholders from net investment income	(89,629)	(127,820)
Distributions to shareholders from net realized gain	(24,025)	-
Total distributions	(113,654)	(127,820)
Share transactions - net increase (decrease)	(122,384)	(65,223)
Redemption fees	331	323
Total increase (decrease) in net assets	(29,315)	52,193

Net Assets
Beginning of period	1,954,697	1,902,504
End of period (including undistributed net investment income of $25,794 and undistributed net investment income of $36,414, respectively)	$ 1,925,382	$ 1,954,697

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 9.59	$ 9.87	$ 8.60	$ 6.44
Income from Investment Operations
Net investment income (loss) C	.569	.607	.593	.650	.587
Net realized and unrealized gain (loss)	.558	.658	(.238)	1.185	2.033
Total from investment operations	1.127	1.265	.355	1.835	2.620
Distributions from net investment income	(.482)	(.647)	(.639)	(.550)	(.465)
Distributions from net realized gain	(.127)	-	-	(.020)	-
Total distributions	(.609)	(.647)	(.639)	(.570)	(.465)
Redemption fees added to paid in capital C	.002	.002	.004	.005	.005
Net asset value, end of period	$ 10.73	$ 10.21	$ 9.59	$ 9.87	$ 8.60
Total Return A, B	11.39%	13.78%	3.57%	22.06%	43.51%
Ratios to Average Net Assets D, F
Expenses before reductions	1.02%	1.03%	1.03%	1.03%	1.07%
Expenses net of fee waivers, if any	1.02%	1.03%	1.03%	1.03%	1.07%
Expenses net of all reductions	1.02%	1.03%	1.03%	1.03%	1.07%
Net investment income (loss)	5.42%	6.18%	5.93%	7.03%	8.68%
Supplemental Data
Net assets, end of period (in millions)	$ 698	$ 705	$ 659	$ 722	$ 703
Portfolio turnover rate E	66%	66%	68%	53%	49%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 9.64	$ 9.92	$ 8.64	$ 6.47
Income from Investment Operations
Net investment income (loss) C	.573	.610	.597	.653	.586
Net realized and unrealized gain (loss)	.555	.656	(.241)	1.193	2.046
Total from investment operations	1.128	1.266	.356	1.846	2.632
Distributions from net investment income	(.483)	(.648)	(.640)	(.551)	(.467)
Distributions from net realized gain	(.127)	-	-	(.020)	-
Total distributions	(.610)	(.648)	(.640)	(.571)	(.467)
Redemption fees added to paid in capital C	.002	.002	.004	.005	.005
Net asset value, end of period	$ 10.78	$ 10.26	$ 9.64	$ 9.92	$ 8.64
Total Return A, B	11.34%	13.72%	3.56%	22.09%	43.50%
Ratios to Average Net Assets D, F
Expenses before reductions	1.01%	1.02%	1.02%	1.02%	1.05%
Expenses net of fee waivers, if any	1.01%	1.02%	1.02%	1.02%	1.05%
Expenses net of all reductions	1.01%	1.02%	1.02%	1.02%	1.05%
Net investment income (loss)	5.43%	6.19%	5.94%	7.04%	8.70%
Supplemental Data
Net assets, end of period (in millions)	$ 528	$ 547	$ 543	$ 645	$ 678
Portfolio turnover rate E	66%	66%	68%	53%	49%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.53	$ 9.82	$ 8.56	$ 6.41
Income from Investment Operations
Net investment income (loss) C	.489	.532	.519	.581	.532
Net realized and unrealized gain (loss)	.542	.663	(.245)	1.180	2.033
Total from investment operations	1.031	1.195	.274	1.761	2.565
Distributions from net investment income	(.406)	(.577)	(.568)	(.486)	(.420)
Distributions from net realized gain	(.127)	-	-	(.020)	-
Total distributions	(.533)	(.577)	(.568)	(.506)	(.420)
Redemption fees added to paid in capital C	.002	.002	.004	.005	.005
Net asset value, end of period	$ 10.65	$ 10.15	$ 9.53	$ 9.82	$ 8.56
Total Return A, B	10.45%	13.06%	2.75%	21.20%	42.62%
Ratios to Average Net Assets D, F
Expenses before reductions	1.75%	1.75%	1.75%	1.74%	1.76%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.74%	1.75%
Expenses net of all reductions	1.75%	1.75%	1.74%	1.74%	1.75%
Net investment income (loss)	4.69%	5.46%	5.21%	6.32%	8.00%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 28	$ 38	$ 52	$ 65
Portfolio turnover rate E	66%	66%	68%	53%	49%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 9.58	$ 9.86	$ 8.59	$ 6.44
Income from Investment Operations
Net investment income (loss) C	.489	.533	.518	.581	.536
Net realized and unrealized gain (loss)	.560	.649	(.237)	1.186	2.025
Total from investment operations	1.049	1.182	.281	1.767	2.561
Distributions from net investment income	(.404)	(.574)	(.565)	(.482)	(.416)
Distributions from net realized gain	(.127)	-	-	(.020)	-
Total distributions	(.531)	(.574)	(.565)	(.502)	(.416)
Redemption fees added to paid in capital C	.002	.002	.004	.005	.005
Net asset value, end of period	$ 10.71	$ 10.19	$ 9.58	$ 9.86	$ 8.59
Total Return A, B	10.58%	12.85%	2.81%	21.20%	42.32%
Ratios to Average Net Assets D, F
Expenses before reductions	1.77%	1.78%	1.77%	1.77%	1.81%
Expenses net of fee waivers, if any	1.77%	1.78%	1.77%	1.77%	1.81%
Expenses net of all reductions	1.77%	1.77%	1.77%	1.77%	1.81%
Net investment income (loss)	4.67%	5.44%	5.19%	6.29%	7.94%
Supplemental Data
Net assets, end of period (in millions)	$ 183	$ 180	$ 164	$ 186	$ 185
Portfolio turnover rate E	66%	66%	68%	53%	49%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 9.10	$ 9.40	$ 8.22	$ 6.18
Income from Investment Operations
Net investment income (loss) B	.561	.598	.595	.642	.570
Net realized and unrealized gain (loss)	.524	.623	(.233)	1.128	1.949
Total from investment operations	1.085	1.221	.362	1.770	2.519
Distributions from net investment income	(.510)	(.673)	(.666)	(.575)	(.484)
Distributions from net realized gain	(.127)	-	-	(.020)	-
Total distributions	(.637)	(.673)	(.666)	(.595)	(.484)
Redemption fees added to paid in capital B	.002	.002	.004	.005	.005
Net asset value, end of period	$ 10.10	$ 9.65	$ 9.10	$ 9.40	$ 8.22
Total Return A	11.63%	14.07%	3.83%	22.33%	43.81%
Ratios to Average Net Assets C, E
Expenses before reductions	.77%	.78%	.77%	.78%	.81%
Expenses net of fee waivers, if any	.77%	.78%	.77%	.78%	.81%
Expenses net of all reductions	.77%	.78%	.77%	.78%	.81%
Net investment income (loss)	5.68%	6.44%	6.19%	7.28%	8.94%
Supplemental Data
Net assets, end of period (in millions)	$ 497	$ 495	$ 498	$ 1,336	$ 1,245
Portfolio turnover rate D	66%	66%	68%	53%	49%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank loan obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, defaulted bonds, market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 139,367
Gross unrealized depreciation	(69,352)
Net unrealized appreciation (depreciation) on securities and other investments	$ 70,015

Tax Cost	$ 1,843,838

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 20,416
Capital loss carryforward	$ (508,732)
Net unrealized appreciation (depreciation)	$ 70,019

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (508,732)

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 113,654	$ 127,820

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,219,221 and $1,358,559, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,777	$ 42
Class T	-%	.25%	1,344	10
Class B	.65%	.25%	212	154
Class C	.75%	.25%	1,834	203
			$ 5,167	$ 409

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 55
Class T	15
Class B*	29
Class C*	17
$ 116

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,138.16
Class T	810.15
Class B	57.24
Class C	293.16
Institutional Class	734.16
	$ 3,032

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 2,027.32%		$ -*

* Amount represents seventy one dollars.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $36 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Class A	$ 32,676	$ 43,912
Class T	24,635	35,499
Class B	920	2,022
Class C	7,083	9,907
Institutional Class	24,315	36,480
Total	$ 89,629	$ 127,820
From net realized gain
Class A	$ 8,703	$ -
Class T	6,597	-
Class B	336	-
Class C	2,235	-
Institutional Class	6,154	-
Total	$ 24,025	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class A
Shares sold	17,380	18,603	$ 182,432	$ 182,841
Reinvestment of distributions	3,187	3,559	33,277	34,515
Shares redeemed	(24,589)	(21,765)	(257,846)	(211,896)
Net increase (decrease)	(4,022)	397	$ (42,137)	$ 5,460
Class T
Shares sold	7,839	7,732	$ 82,393	$ 75,969
Reinvestment of distributions	2,579	3,085	27,058	30,041
Shares redeemed	(14,693)	(13,930)	(154,504)	(136,475)
Net increase (decrease)	(4,275)	(3,113)	$ (45,053)	$ (30,465)
Class B
Shares sold	170	142	$ 1,770	$ 1,376
Reinvestment of distributions	91	150	946	1,439
Shares redeemed	(1,185)	(1,550)	(12,346)	(15,097)
Net increase (decrease)	(924)	(1,258)	$ (9,630)	$ (12,282)
Class C
Shares sold	2,941	2,938	$ 30,884	$ 28,899
Reinvestment of distributions	659	724	6,860	6,996
Shares redeemed	(4,169)	(3,160)	(43,630)	(30,892)
Net increase (decrease)	(569)	502	$ (5,886)	$ 5,003

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Institutional Class
Shares sold	13,983	13,530	$ 138,423	$ 125,150
Reinvestment of distributions	2,463	3,034	24,250	27,883
Shares redeemed	(18,542)	(19,981)	(182,351)	(185,972)
Net increase (decrease)	(2,096)	(3,417)	$ (19,678)	$ (32,939)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor High Income Advantage Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Advantage Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the agent banks, custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Income Advantage Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor High Income Advantage Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	12/9/13	12/06/13	$0.118

A total of 0.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $74,220,619 of distributions paid during the period January 1, 2013 to October 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor High Income Advantage Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor High Income Advantage Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor High Income Advantage Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class T, Class B, and Institutional Class ranked below its competitive median for 2012 and the total expense ratio of Class C ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

HYI-UANN-1213
1.784751.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

High Income Advantage

Fund - Class A, Class T, Class B and Class C

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	6.93%	17.16%	8.29%
Class T (incl. 4.00% sales charge)	6.88%	17.14%	8.28%
Class B (incl. contingent deferred sales charge) A	5.45%	17.06%	8.20%
Class C (incl. contingent deferred sales charge)B	9.58%	17.22%	7.91%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® High Income Advantage Fund - Class A on October 31, 2003, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds sustained a strong multiyear run, with The BofA Merrill LynchSM US High Yield Constrained Index rising 8.82% during the 12 months ending October 31, 2013. High yield was buoyed by a low default rate, solid corporate fundamentals, robust demand for scarce yield, and unprecedented monetary support from central banks worldwide. At the same time, there were periods of volatility, including in late May, when U.S. Federal Reserve Chairman Ben Bernanke indicated the central bank was considering tapering its monetary stimulus program, known as quantitative easing (QE). In response, U.S. Treasury yields spiked and investors, uncertain about future Fed policy, pulled a record amount of assets from high-yield bond funds in June, when the index posted its largest monthly loss since September 2011. Concern abated in July and the backdrop stabilized. The calm proved short-lived, however, as by August, economic optimism sparked renewed questions about how long the Fed would maintain its accommodative stance. Also, speculation swirled about who might replace Bernanke in February 2014. The period ended on a strong note, though, as the Fed decided to maintain its QE program, fear of rising rates abated on weaker-than-expected economic data, and Congress agreed to reopen the government and raise the federal debt ceiling.

Comments from Harley Lank, Portfolio Manager of Fidelity Advisor® High Income Advantage Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 11.39%, 11.34%, 10.45% and 10.58%, respectively (excluding sales charges), outperforming the BofA Merrill Lynch index. The fund's allocation to high-yield bonds, our core area of focus, outperformed the index overall and was the primary contributor. Performance also was boosted by our out-of-benchmark positions in equities and floating-rate bank loans. Top individual contributors included common stock holdings of for-profit hospital operators Universal Health Services and Tenet Healthcare, as well as bonds issued by French telecommunications company Alcatel-Lucent. Conversely, the fund's modest cash position, held for liquidity purposes, was a drag on performance in an up market. Security selection in diversified financial services hurt, including an investment in bonds issued by Citigroup. Non-index equity holdings in semiconductor manufacturer Cirrus Logic and an out-of-benchmark investment in the convertible preferred securities of South African gold company AngloGold Ashanti - which were converted into common stock during the period - also detracted. Cirrus Logic was not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	1.01%
Actual		$ 1,000.00	$ 1,022.30	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,020.11	$ 5.14
Class T	1.00%
Actual		$ 1,000.00	$ 1,022.20	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class B	1.73%
Actual		$ 1,000.00	$ 1,018.70	$ 8.80
HypotheticalA		$ 1,000.00	$ 1,016.48	$ 8.79
Class C	1.76%
Actual		$ 1,000.00	$ 1,018.50	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,016.33	$ 8.94
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,024.10	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
GMAC LLC	3.0	3.3
International Lease Finance Corp.	2.6	4.1
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	2.6	3.2
Sprint Communications, Inc.	2.3	2.4
Citigroup, Inc.	1.8	1.4
	12.3
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.4	11.1
Diversified Financial Services	9.1	9.3
Energy	8.6	9.6
Healthcare	7.8	8.5
Technology	6.5	7.3
Quality Diversification (% of fund's net assets)
As of October 31, 2013	As of April 30, 2013
BBB 1.0%	BBB 1.4%
BB 19.2%	BB 19.3%
B 39.5%	B 45.5%
CCC,CC,C 16.4%	CCC,CC,C 15.0%
D 0.1%	D 0.0%
Not Rated 2.2%	Not Rated 2.4%
Equities 15.4%	Equities 14.2%
Short-Term Investments and Net Other Assets 6.2%	Short-Term Investments and Net Other Assets 2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Nonconvertible Bonds 68.5%		Nonconvertible Bonds 70.4%
	Convertible Bonds, Preferred Stocks 2.2%		Convertible Bonds, Preferred Stocks 4.9%
	Common Stocks 13.5%		Common Stocks 9.9%
	Bank Loan Obligations 7.6%		Bank Loan Obligations 11.4%
	Other Investments 2.0%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets (Liabilities) 6.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.2%
* Foreign investments	14.3%	** Foreign investments	13.1%

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Corporate Bonds - 68.8%
	Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 0.3%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (e)	$ 3,692	$ 3,967
Broadcasting - 0.0%
Mood Media Corp. 10% 10/31/15 (e)	38	28
Metals/Mining - 0.1%
Massey Energy Co. 3.25% 8/1/15	2,580	2,451
TOTAL CONVERTIBLE BONDS		6,446
Nonconvertible Bonds - 68.5%
Aerospace - 0.3%
GenCorp, Inc. 7.125% 3/15/21 (e)	525	562
TransDigm, Inc. 7.5% 7/15/21	5,565	6,066
		6,628
Air Transportation - 0.3%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	962	1,006
6.125% 4/29/18 (e)	670	688
7.339% 4/19/14	189	191
9.25% 5/10/17	1,298	1,431
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	2,320	2,662
		5,978
Automotive - 1.9%
Affinia Group, Inc. 7.75% 5/1/21 (e)	405	421
Chassix, Inc. 9.25% 8/1/18 (e)	765	820
Dana Holding Corp.:
5.375% 9/15/21	1,450	1,483
6% 9/15/23	1,450	1,486
General Motors Acceptance Corp. 8% 11/1/31	4,835	5,708
General Motors Corp.:
6.75% 5/1/28 (c)	547	0
7.125% 7/15/49 (c)	1,583	0
7.2% 1/15/11 (c)	3,997	0
7.4% 9/1/25 (c)	273	0
7.7% 4/15/16 (c)	980	0
8.25% 7/15/23 (c)	7,625	0
8.375% 7/15/33 (c)	23,416	0
General Motors Financial Co., Inc.:
4.25% 5/15/23 (e)	1,000	960
4.75% 8/15/17 (e)	5,395	5,705
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
General Motors Financial Co., Inc.: - continued
6.75% 6/1/18	$ 10,220	$ 11,574
LKQ Corp. 4.75% 5/15/23 (e)	430	410
Schaeffler Finance BV 4.75% 5/15/21 (e)	1,930	1,925
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (e)(h)	2,550	2,716
Tenneco, Inc. 6.875% 12/15/20	3,362	3,681
		36,889
Banks & Thrifts - 3.6%
Ally Financial, Inc.:
4.75% 9/10/18	3,970	4,133
8% 3/15/20	4,150	4,928
Barclays Bank PLC 7.625% 11/21/22	1,995	2,058
GMAC LLC:
8% 12/31/18	25,964	30,236
8% 11/1/31	23,457	27,972
Washington Mutual Bank 5.5% 1/15/49 (c)	10,000	1
		69,328
Broadcasting - 0.8%
AMC Networks, Inc. 7.75% 7/15/21	500	563
Clear Channel Communications, Inc.:
5.5% 9/15/14	6,735	6,651
5.5% 12/15/16	1,938	1,662
Sirius XM Radio, Inc. 5.75% 8/1/21 (e)	5,525	5,636
		14,512
Building Materials - 1.1%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (e)	595	602
Associated Materials LLC 9.125% 11/1/17	1,809	1,929
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (e)	540	547
CEMEX Finance LLC 9.375% 10/12/22 (e)	2,305	2,582
CEMEX SA de CV 5.2481% 9/30/15 (e)(h)	4,305	4,413
Interline Brands, Inc. 10% 11/15/18 pay-in-kind	520	569
Nortek, Inc. 8.5% 4/15/21	1,520	1,666
Ply Gem Industries, Inc. 8.25% 2/15/18	5,227	5,593
USG Corp.:
5.875% 11/1/21 (e)	430	439
6.3% 11/15/16	275	292
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
USG Corp.: - continued
7.875% 3/30/20 (e)	$ 1,390	$ 1,529
9.75% 1/15/18	1,585	1,862
		22,023
Cable TV - 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	2,550	2,372
5.25% 3/15/21 (e)	2,245	2,166
5.75% 9/1/23 (e)	1,545	1,470
5.75% 1/15/24	6,890	6,528
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	535	555
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (e)	5,495	5,330
DISH DBS Corp.:
5.875% 7/15/22	4,240	4,341
6.75% 6/1/21	5,260	5,694
Lynx I Corp. 5.375% 4/15/21 (e)	1,260	1,266
Lynx II Corp. 6.375% 4/15/23 (e)	710	728
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (e)	630	636
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (e)	2,145	2,118
7.5% 3/15/19 (e)	705	765
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	3,060	3,267
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	1,900	2,047
		39,283
Capital Goods - 0.1%
Briggs & Stratton Corp. 6.875% 12/15/20	1,285	1,404
Chemicals - 1.5%
Hexion U.S. Finance Corp. 6.625% 4/15/20	4,605	4,674
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	1,410	1,562
LSB Industries, Inc. 7.75% 8/1/19 (e)	705	746
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	4,845	5,124
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (e)(h)	1,630	1,699
PolyOne Corp. 5.25% 3/15/23	2,215	2,201
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
SPCM SA 6% 1/15/22 (e)	$ 925	$ 960
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (e)	11,535	11,506
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (e)	960	1,020
		29,492
Consumer Products - 0.2%
First Quality Finance Co., Inc. 4.625% 5/15/21 (e)	490	463
Prestige Brands, Inc. 8.125% 2/1/20	335	372
Revlon Consumer Products Corp. 5.75% 2/15/21 (e)	1,800	1,778
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (e)	565	600
6.625% 11/15/22 (e)	670	715
		3,928
Containers - 3.0%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (e)	3,973	4,186
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	846	909
9.125% 10/15/20 (e)	3,369	3,630
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (e)	450	442
7% 11/15/20 (e)	3,950	3,930
9.125% 10/15/20 (e)	1,045	1,121
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (e)	590	601
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	875	945
Graphic Packaging International, Inc. 4.75% 4/15/21	615	607
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	3,400	3,672
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	10,505	10,846
6.875% 2/15/21	7,339	7,963
7.875% 8/15/19	8,387	9,268
8.25% 2/15/21	6,144	6,390
Sealed Air Corp. 6.5% 12/1/20 (e)	1,730	1,879
Tekni-Plex, Inc. 9.75% 6/1/19 (e)	1,332	1,505
		57,894
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - 6.0%
CIT Group, Inc.:
5% 8/15/22	$ 3,195	$ 3,235
5% 8/1/23	12,415	12,446
5.375% 5/15/20	4,400	4,714
5.5% 2/15/19 (e)	8,075	8,741
Citigroup, Inc. 5.9% (f)(h)	9,045	8,590
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	4,575	4,798
International Lease Finance Corp.:
3.875% 4/15/18	7,210	7,228
4.625% 4/15/21	6,990	6,789
5.65% 6/1/14	351	360
5.75% 5/15/16	6,040	6,455
7.125% 9/1/18 (e)	10,309	11,868
8.25% 12/15/20	3,945	4,660
8.625% 1/15/22	11,305	13,679
SLM Corp.:
5.5% 1/15/19	3,545	3,645
5.5% 1/25/23	2,245	2,144
8% 3/25/20	9,700	11,082
8.45% 6/15/18	4,905	5,727
		116,161
Diversified Media - 1.7%
Checkout Holding Corp. 0% 11/15/15 (e)	8,700	7,112
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	1,225	1,274
6.5% 11/15/22	3,315	3,481
7.625% 3/15/20	900	952
7.625% 3/15/20	4,400	4,697
Lamar Media Corp. 7.875% 4/15/18	1,810	1,928
Liberty Media Corp.:
8.25% 2/1/30	469	499
8.5% 7/15/29	529	565
National CineMedia LLC:
6% 4/15/22	4,035	4,196
7.875% 7/15/21	2,050	2,265
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18	4,395	4,791
WMG Acquisition Corp. 6% 1/15/21 (e)	667	700
		32,460
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - 5.7%
Atlantic Power Corp. 9% 11/15/18	$ 2,525	$ 2,563
Calpine Corp.:
5.875% 1/15/24 (e)	3,530	3,539
6% 1/15/22 (e)	1,885	1,956
7.875% 1/15/23 (e)	4,767	5,184
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	6,332	6,649
10% 12/1/20 (e)	8,903	9,304
11% 10/1/21	6,237	6,845
12.25% 12/1/18 pay-in-kind (e)(h)	3,795	2,292
12.25% 3/1/22 (e)	22,140	25,461
InterGen NV 7% 6/30/23 (e)	3,940	4,068
Mirant Americas Generation LLC:
8.5% 10/1/21	10,565	11,542
9.125% 5/1/31	2,645	2,830
NRG Energy, Inc. 6.625% 3/15/23	5,105	5,277
Puget Energy, Inc.:
5.625% 7/15/22	6,125	6,608
6% 9/1/21	3,305	3,619
6.5% 12/15/20	1,935	2,207
The AES Corp.:
4.875% 5/15/23	725	694
7.375% 7/1/21	2,400	2,718
TXU Corp.:
5.55% 11/15/14	7,757	3,103
6.5% 11/15/24	4,961	1,836
6.55% 11/15/34	4,295	1,589
		109,884
Energy - 6.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	2,720	2,706
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	1,260	1,373
7% 5/20/22	2,700	2,916
Antero Resources Finance Corp. 5.375% 11/1/21 (e)(g)	2,500	2,541
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23 (e)	1,885	1,852
Chesapeake Energy Corp.:
5.375% 6/15/21	3,665	3,812
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.: - continued
5.75% 3/15/23	$ 2,170	$ 2,300
6.125% 2/15/21	2,210	2,414
Continental Resources, Inc. 4.5% 4/15/23	2,965	2,991
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (e)(g)	1,520	1,554
7.75% 4/1/19	3,095	3,335
Denbury Resources, Inc. 4.625% 7/15/23	7,520	6,937
Diamondback Energy, Inc. 7.625% 10/1/21 (e)	1,545	1,615
Edgen Murray Corp. 8.75% 11/1/20 (e)	1,880	2,171
El Paso Energy Corp. 7.75% 1/15/32	1,399	1,452
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	1,440	1,620
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.875% 12/15/17 pay-in-kind (e)(h)	2,373	2,406
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	3,975	4,591
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	2,435	2,465
6.75% 1/15/22 (e)(g)	1,095	1,117
Forbes Energy Services Ltd. 9% 6/15/19	11,935	12,054
Forest Oil Corp.:
7.25% 6/15/19	2,665	2,692
7.5% 9/15/20	1,585	1,573
Forum Energy Technologies, Inc. 6.25% 10/1/21 (e)	1,090	1,136
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	845	858
Gulfmark Offshore, Inc. 6.375% 3/15/22	560	564
Halcon Resources Corp. 8.875% 5/15/21	1,680	1,749
Kinder Morgan Holding Co. LLC 5% 2/15/21 (e)	1,695	1,695
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (e)	790	810
8.125% 12/1/19	2,010	2,231
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	4,075	4,065
6.5% 5/15/19	2,740	2,733
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	995	1,030
Offshore Group Investment Ltd.:
7.125% 4/1/23	2,445	2,488
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Offshore Group Investment Ltd.: - continued
7.5% 11/1/19	$ 11,570	$ 12,582
Pacific Drilling SA 5.375% 6/1/20 (e)	2,090	2,106
Pacific Drilling V Ltd. 7.25% 12/1/17 (e)	4,455	4,845
Precision Drilling Corp.:
6.5% 12/15/21	495	527
6.625% 11/15/20	2,205	2,348
Pride International, Inc. 6.875% 8/15/20	1,839	2,206
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	1,735	1,817
SemGroup Corp. 7.5% 6/15/21 (e)	1,625	1,702
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	1,324	1,390
Summit Midstream Holdings LLC 7.5% 7/1/21 (e)	810	853
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	908	967
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20	425	435
Unit Corp. 6.625% 5/15/21	7,190	7,514
Western Refining, Inc. 6.25% 4/1/21	905	907
		128,045
Entertainment/Film - 1.1%
Cinemark U.S.A., Inc.:
4.875% 6/1/23	2,110	2,010
5.125% 12/15/22	570	557
7.375% 6/15/21	1,085	1,188
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (e)	820	836
4.875% 11/1/20 (e)	2,140	2,156
5.375% 11/1/23 (e)	1,700	1,717
Lions Gate Entertainment Corp. 5.25% 8/1/18 (e)	6,095	6,125
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (e)	1,425	1,461
Regal Entertainment Group:
5.75% 6/15/23	3,725	3,678
5.75% 2/1/25	555	529
		20,257
Environmental - 0.3%
Clean Harbors, Inc. 5.125% 6/1/21	1,180	1,196
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Environmental - continued
Covanta Holding Corp.:
6.375% 10/1/22	$ 1,355	$ 1,400
7.25% 12/1/20	1,094	1,183
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	350	367
Tervita Corp.:
8% 11/15/18 (e)	1,050	1,092
9.75% 11/1/19 (e)	730	715
		5,953
Food & Drug Retail - 1.8%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (e)(h)	1,800	1,859
9.25% 2/15/19 (e)	1,700	1,883
JBS Investments GmbH 7.75% 10/28/20 (e)	4,855	5,007
Nutritional Sourcing Corp. 10.125% 8/1/09 (c)	7,424	0
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (e)	975	995
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (e)	1,375	1,451
Rite Aid Corp.:
6.75% 6/15/21	11,895	12,579
6.875% 12/15/28 (e)	5,280	5,069
7.7% 2/15/27	5,265	5,397
Tops Markets LLC 8.875% 12/15/17 (e)	1,095	1,205
		35,445
Food/Beverage/Tobacco - 0.8%
ESAL GmbH 6.25% 2/5/23 (e)	2,895	2,634
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (e)	12,430	12,026
		14,660
Gaming - 1.5%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (e)	530	578
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	3,125	2,887
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	2,865	2,686
Chester Downs & Marina LLC 9.25% 2/1/20 (e)	655	665
Graton Economic Development Authority 9.625% 9/1/19 (e)	1,730	1,933
MCE Finance Ltd. 5% 2/15/21 (e)	2,100	2,079
MGM Mirage, Inc.:
6.875% 4/1/16	820	889
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.: - continued
8.625% 2/1/19	$ 5,000	$ 5,869
Pinnacle Entertainment, Inc. 7.75% 4/1/22	700	766
Studio City Finance Ltd. 8.5% 12/1/20 (e)	8,920	9,857
		28,209
Healthcare - 5.7%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21 (e)	685	702
7.75% 2/15/19	4,441	4,791
DaVita, Inc. 5.75% 8/15/22	1,970	2,022
HCA Holdings, Inc.:
6.25% 2/15/21	2,265	2,378
7.75% 5/15/21	11,679	12,789
HCA, Inc.:
4.75% 5/1/23	4,475	4,313
5.875% 3/15/22	8,635	9,088
6.5% 2/15/20	7,640	8,500
7.5% 2/15/22	5,095	5,726
HealthSouth Corp. 5.75% 11/1/24	1,275	1,265
IMS Health, Inc. 6% 11/1/20 (e)	1,175	1,222
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (e)	3,260	1,923
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	410	420
6.75% 10/15/22	2,631	2,881
Rural/Metro Corp. 10.125% 7/15/19 (c)(e)	1,515	447
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,490	1,617
Service Corp. International 5.375% 1/15/22 (e)	815	823
Tenet Healthcare Corp.:
4.375% 10/1/21 (e)	8,990	8,630
4.5% 4/1/21	1,670	1,620
4.75% 6/1/20	1,665	1,653
6% 10/1/20 (e)	1,890	1,999
6.75% 2/1/20	1,800	1,863
8.125% 4/1/22 (e)	7,570	8,289
Valeant Pharmaceuticals International:
6.75% 8/15/18 (e)	5,800	6,351
7.25% 7/15/22 (e)	315	343
7.5% 7/15/21 (e)	9,930	11,022
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
VPI Escrow Corp. 6.375% 10/15/20 (e)	$ 2,380	$ 2,541
VWR Funding, Inc. 7.25% 9/15/17	4,375	4,659
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)(e)	1,770	575
		110,452
Homebuilders/Real Estate - 0.9%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	1,260	1,216
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	1,265	1,256
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	1,000	1,030
CB Richard Ellis Services, Inc.:
5% 3/15/23	3,070	2,982
6.625% 10/15/20	1,214	1,308
Howard Hughes Corp. 6.875% 10/1/21 (e)	3,530	3,654
K. Hovnanian Enterprises, Inc. 7.25% 10/15/20 (e)	1,675	1,784
William Lyon Homes, Inc.:
8.5% 11/15/20	1,185	1,268
8.5% 11/15/20 (e)	985	1,054
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (e)	2,215	2,193
		17,745
Hotels - 0.3%
Choice Hotels International, Inc. 5.75% 7/1/22	615	647
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (e)	3,575	3,673
Playa Resorts Holding BV 8% 8/15/20 (e)	545	577
		4,897
Insurance - 0.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (e)	2,765	2,855
Leisure - 0.1%
Royal Caribbean Cruises Ltd. 5.25% 11/15/22	1,000	1,000
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (e)(h)	895	891
		1,891
Metals/Mining - 1.2%
Alpha Natural Resources, Inc.:
6% 6/1/19	3,730	3,208
6.25% 6/1/21	4,245	3,598
9.75% 4/15/18	1,770	1,823
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (e)	$ 415	$ 428
Boart Longyear Management Pty Ltd. 10% 10/1/18 (e)	2,130	2,183
Calcipar SA 6.875% 5/1/18 (e)	1,070	1,124
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)	2,730	2,853
7% 11/1/15 (e)	2,885	2,993
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)	655	727
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (e)	1,857	1,917
8.25% 1/15/21 (e)	1,210	1,249
Walter Energy, Inc. 9.5% 10/15/19 (e)	1,215	1,282
		23,385
Paper - 0.2%
Clearwater Paper Corp. 4.5% 2/1/23	2,045	1,871
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19	1,615	1,672
		3,543
Publishing/Printing - 0.5%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (e)	8,150	8,802
Restaurants - 0.5%
Landry's Acquisition Co. 9.375% 5/1/20 (e)	4,040	4,373
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)	4,205	4,447
		8,820
Services - 2.3%
Ahern Rentals, Inc. 9.5% 6/15/18 (e)	470	504
APX Group, Inc.:
6.375% 12/1/19	5,445	5,425
8.75% 12/1/20	9,065	9,292
ARAMARK Corp. 5.75% 3/15/20 (e)	2,195	2,299
Audatex North America, Inc.:
6% 6/15/21 (e)(g)	8,190	8,456
6.125% 11/1/23 (e)(g)	590	599
FTI Consulting, Inc. 6% 11/15/22	2,450	2,499
Hertz Corp.:
5.875% 10/15/20	1,845	1,942
6.25% 10/15/22	1,315	1,377
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Laureate Education, Inc. 9.25% 9/1/19 (e)	$ 6,520	$ 7,172
NES Rentals Holdings, Inc. 7.875% 5/1/18 (e)	600	630
TMS International Corp. 7.625% 10/15/21 (e)	420	439
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind	1,885	2,010
9.625% 6/15/18 pay-in-kind	1,255	1,359
		44,003
Shipping - 0.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc.:
8.125% 11/15/21 (e)(g)	2,315	2,338
8.625% 11/1/17	1,409	1,477
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	2,489	2,526
8.875% 11/1/17	1,903	1,991
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	750	812
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (e)	1,495	1,682
Teekay Corp. 8.5% 1/15/20	195	212
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	1,475	1,678
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (e)	1,285	1,375
Western Express, Inc. 12.5% 4/15/15 (e)	6,070	3,596
		17,687
Steel - 1.0%
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	3,885	3,861
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	5,550	5,800
11.25% 10/15/18	1,855	1,938
Severstal Columbus LLC 10.25% 2/15/18	7,235	7,669
		19,268
Super Retail - 0.6%
Asbury Automotive Group, Inc. 8.375% 11/15/20	788	877
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (e)(h)	765	770
Claire's Stores, Inc.:
7.75% 6/1/20 (e)	795	791
9% 3/15/19 (e)	2,265	2,531
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
CST Brands, Inc. 5% 5/1/23 (e)	$ 525	$ 508
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (e)(h)	1,610	1,670
Sally Holdings LLC 5.5% 11/1/23	925	934
Sonic Automotive, Inc.:
5% 5/15/23	315	293
7% 7/15/22	1,390	1,501
The Bon-Ton Department Stores, Inc. 8% 6/15/21	1,200	1,131
		11,006
Technology - 4.3%
Activision Blizzard, Inc. 6.125% 9/15/23 (e)	2,075	2,168
ADT Corp. 6.25% 10/15/21 (e)	1,895	2,011
Ancestry.com, Inc. 9.625% 10/15/18 pay-in-kind (e)(h)	3,220	3,292
Avaya, Inc.:
7% 4/1/19 (e)	3,352	3,201
9% 4/1/19 (e)	3,935	3,955
10.5% 3/1/21 (e)	2,710	2,358
BMC Software Finance, Inc. 8.125% 7/15/21 (e)	7,595	8,032
Ceridian Corp. 8.875% 7/15/19 (e)	1,755	2,031
Ceridian HCM Holding, Inc. 11% 3/15/21 (e)	930	1,088
CommScope Holding Co., Inc. 6.625% 6/1/20 pay-in-kind (e)(h)	920	941
Compiler Finance Sub, Inc. 7% 5/1/21 (e)	295	291
First Data Corp.:
6.75% 11/1/20 (e)	5,350	5,664
11.25% 1/15/21 (e)	4,820	5,296
IAC/InterActiveCorp 4.75% 12/15/22	2,385	2,260
Lucent Technologies, Inc.:
6.45% 3/15/29	12,334	10,854
6.5% 1/15/28	5,415	4,711
Spansion LLC:
7.875% 11/15/17	1,601	1,653
11.25% 1/15/16 (c)(e)	15,415	0
SunGard Data Systems, Inc. 6.625% 11/1/19	3,600	3,762
VeriSign, Inc. 4.625% 5/1/23	5,520	5,375
Viasystems, Inc. 7.875% 5/1/19 (e)	3,970	4,228
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	$ 5,210	$ 5,757
13.375% 10/15/19	2,840	3,266
		82,194
Telecommunications - 9.3%
Altice Finco SA 9.875% 12/15/20 (e)	945	1,056
Broadview Networks Holdings, Inc. 10.5% 11/15/17	2,915	2,908
Citizens Communications Co. 7.875% 1/15/27	4,949	4,900
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (e)	5,300	7,261
Digicel Group Ltd.:
6% 4/15/21 (e)	4,580	4,500
7% 2/15/20 (e)	425	434
8.25% 9/1/17 (e)	1,025	1,066
8.25% 9/30/20 (e)	6,645	7,027
10.5% 4/15/18 (e)	1,673	1,807
DigitalGlobe, Inc. 5.25% 2/1/21 (e)	695	672
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (e)	3,759	3,928
Eileme 2 AB 11.625% 1/31/20 (e)	2,605	3,041
Frontier Communications Corp. 7.125% 1/15/23	3,340	3,465
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)	5,655	5,457
6.625% 12/15/22 (e)	3,925	4,004
6.625% 12/15/22 (Reg. S)	3,945	4,024
7.5% 4/1/21	5,730	6,246
Intelsat Luxembourg SA:
7.75% 6/1/21 (e)	8,204	8,655
8.125% 6/1/23 (e)	9,595	10,147
Level 3 Communications, Inc. 8.875% 6/1/19	695	758
Level 3 Financing, Inc.:
6.125% 1/15/21 (e)(g)	2,395	2,437
7% 6/1/20	2,365	2,519
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (e)	3,295	3,447
6.625% 4/1/23 (e)	4,925	5,153
NII Capital Corp. 7.625% 4/1/21	1,466	850
Satelites Mexicanos SA de CV 9.5% 5/15/17	710	769
SBA Communications Corp. 5.625% 10/1/19	3,075	3,163
Corporate Bonds - continued
	Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Capital Corp.:
6.9% 5/1/19	$ 4,761	$ 5,130
8.75% 3/15/32	5,730	6,246
Sprint Communications, Inc.:
6% 12/1/16	6,729	7,266
6% 11/15/22	29,224	28,786
9% 11/15/18 (e)	5,500	6,669
Sprint Corp. 7.875% 9/15/23 (e)	4,245	4,606
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (e)	1,565	1,626
6.464% 4/28/19	705	747
6.542% 4/28/20	2,465	2,613
6.633% 4/28/21	2,225	2,353
6.731% 4/28/22	1,645	1,738
6.836% 4/28/23	640	677
Wind Acquisition Finance SA 7.25% 2/15/18 (e)	2,581	2,717
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	7,801	7,656
		178,524
Textiles & Apparel - 0.2%
Albea Beauty Holdings SA 8.375% 11/1/19 (e)	2,825	2,973
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (e)(h)	1,185	1,216
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (e)	590	593
		4,782
TOTAL NONCONVERTIBLE BONDS		1,318,287
TOTAL CORPORATE BONDS (Cost $1,299,006)		1,324,733
Common Stocks - 13.5%
	Shares
Aerospace - 0.3%
Triumph Group, Inc.	85,000	6,090
Air Transportation - 0.3%
Delta Air Lines, Inc.	200,000	5,276
Common Stocks - continued
	Shares	Value (000s)
Automotive - 0.3%
Delphi Automotive PLC	81,522	$ 4,663
General Motors Co. (a)	3,029	112
Motors Liquidation Co. GUC Trust (a)	39,254	1,425
		6,200
Banks & Thrifts - 0.3%
JPMorgan Chase & Co.	100,000	5,154
Washington Mutual, Inc. (a)	505,500	0
WMI Holdings Corp. (a)	17,318	19
		5,173
Broadcasting - 0.5%
Cumulus Media, Inc. Class A (a)	550,600	3,293
Gray Television, Inc. (a)	494,070	4,175
Sinclair Broadcast Group, Inc. Class A	100,000	3,206
		10,674
Building Materials - 0.2%
Gibraltar Industries, Inc. (a)	218,217	3,494
Chemicals - 0.5%
Axiall Corp.	100,000	3,889
LyondellBasell Industries NV Class A	84,795	6,326
		10,215
Consumer Products - 0.4%
Whirlpool Corp.	60,000	8,761
Containers - 0.1%
Graphic Packaging Holding Co. (a)	267,874	2,250
Diversified Financial Services - 0.4%
Citigroup, Inc.	16,564	808
The Blackstone Group LP	300,000	7,884
		8,692
Electric Utilities - 0.3%
The AES Corp.	352,509	4,967
Energy - 1.1%
Apache Corp.	12,471	1,107
Oasis Petroleum, Inc. (a)	125,000	6,656
Ocean Rig UDW, Inc. (United States) (a)	265,000	4,645
The Williams Companies, Inc.	90,000	3,214
Vantage Drilling Co. (a)	3,000,000	5,340
		20,962
Gaming - 0.9%
Las Vegas Sands Corp.	130,000	9,129
PB Investor I LLC	11,653	17
Common Stocks - continued
	Shares	Value (000s)
Gaming - continued
Penn National Gaming, Inc. (a)	100,000	$ 5,851
Station Holdco LLC (a)(i)(k)	1,531,479	2,282
Station Holdco LLC:
unit (i)(k)	3,411	0*
warrants 6/15/18 (a)(i)(k)	96,849	7
		17,286
Healthcare - 1.8%
Express Scripts Holding Co. (a)	290,000	18,131
Tenet Healthcare Corp. (a)	163,675	7,724
Universal Health Services, Inc. Class B	100,000	8,056
		33,911
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp.	10,400	428
Hotels - 0.4%
Hyatt Hotels Corp. Class A (a)	145,000	6,902
Insurance - 0.3%
H&R Block, Inc.	200,000	5,688
Leisure - 0.4%
Town Sports International Holdings, Inc.	564,202	7,289
Metals/Mining - 0.8%
Alpha Natural Resources, Inc. (a)	750,000	5,250
AngloGold Ashanti Ltd. sponsored ADR	182,874	2,761
OCI Resources LP	335,000	7,367
		15,378
Publishing/Printing - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(k)	4,323	6
Restaurants - 1.1%
Bloomin' Brands, Inc. (a)	272,900	6,831
Dunkin' Brands Group, Inc.	171,900	8,196
Yum! Brands, Inc.	100,000	6,762
		21,789
Services - 0.3%
KAR Auction Services, Inc.	217,900	6,476
Shipping - 0.3%
Ship Finance International Ltd. (NY Shares)	300,000	4,965
Ultrapetrol (Bahamas) Ltd. (a)	7,916	28
		4,993
Super Retail - 0.9%
Dollar General Corp. (a)	100,000	5,778
Common Stocks - continued
	Shares	Value (000s)
Super Retail - continued
Liberty Media Corp. Interactive Series A (a)	250,000	$ 6,740
Sally Beauty Holdings, Inc. (a)	175,000	4,606
		17,124
Technology - 1.1%
Facebook, Inc. Class A (a)	96,094	4,830
FleetCor Technologies, Inc. (a)	40,000	4,614
Skyworks Solutions, Inc. (a)	200,000	5,156
Xerox Corp.	710,000	7,057
		21,657
Telecommunications - 0.1%
Broadview Networks Holdings, Inc.	189,475	1,732
Pendrell Corp. (a)	37,472	84
		1,816
Textiles & Apparel - 0.4%
Arena Brands Holding Corp. Class B (a)(k)	42,253	338
Express, Inc. (a)	291,300	6,761
		7,099
TOTAL COMMON STOCKS (Cost $221,738)		260,596
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 0.5%
Automotive - 0.5%
General Motors Co. 4.75%	191,400	9,823
Nonconvertible Preferred Stocks - 1.4%
Banks & Thrifts - 0.6%
Ally Financial, Inc. 7.00% (e)	11,491	10,974
Diversified Financial Services - 0.8%
GMAC Capital Trust I Series 2, 8.125%	557,547	14,976
TOTAL NONCONVERTIBLE PREFERRED STOCKS		25,950
TOTAL PREFERRED STOCKS (Cost $29,486)		35,773
Bank Loan Obligations - 7.6%
		Principal Amount (000s)(d)	Value (000s)
Aerospace - 0.0%
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (h)		$ 873	$ 875
Automotive - 0.0%
Tower Automotive Holdings U.S.A. LLC Tranche B, term loan 4.75% 4/23/20 (h)		527	533
Broadcasting - 0.1%
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (h)		988	990
NEP/NCP Holdco, Inc. Tranche 2LN, term loan 9.5% 7/22/20 (h)		60	62
TWCC Holding Corp. Tranche 2LN, term loan 7% 6/26/20 (h)		1,200	1,232
			2,284
Chemicals - 0.1%
Royal Adhesives & Sealants LLC:
Tranche 2LN, term loan 9.75% 1/31/19 (h)		1,960	1,960
Tranche B 1LN, term loan 5.5% 7/31/18 (h)		210	212
			2,172
Consumer Products - 0.2%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (h)		3,230	3,242
Diversified Financial Services - 0.5%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (h)		3,545	3,625
Tranche B2 1LN, term loan 5% 7/10/20 (h)		2,005	2,020
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/18 (h)		309	311
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (h)		2,868	2,871
			8,827
Electric Utilities - 0.1%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)		1,255	1,264
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (h)		980	987
			2,251
Energy - 0.8%
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (h)		1,786	1,830
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (h)		11,590	11,764
Bank Loan Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Energy - continued
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (h)		$ 214	$ 215
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (h)		1,177	1,192
Panda Sherman Power, LLC term loan 9% 9/14/18 (h)		845	864
Panda Temple Power, LLC term loan 7.25% 4/3/19 (h)		400	411
			16,276
Entertainment/Film - 0.0%
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	289	277
Tranche B, term loan 18% 1/15/49 pay-in-kind	CAD	117	112
			389
Food & Drug Retail - 0.6%
PRA Holdings, Inc. Tranche B, term loan 5% 9/23/20 (h)		2,990	2,990
Rite Aid Corp.:
Tranche 2 LN2, term loan 4.875% 6/21/21 (h)		6,215	6,285
Tranche 2LN, term loan 5.75% 8/21/20 (h)		200	205
Smart & Final, Inc. Tranche B, term loan 4.5% 11/15/19 (h)		826	826
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (h)		368	369
			10,675
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (h)		683	685
Tranche B 2LN, term loan 8.25% 11/30/20 (h)		585	589
			1,274
Gaming - 0.8%
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (h)		615	625
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (h)		895	903
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (h)		980	1,024
Harrah's Entertainment, Inc.:
Tranche B 4LN, term loan 9.5% 10/31/16 (h)		3,389	3,389
Tranche B 6LN, term loan 5.4884% 1/28/18 (h)		7,964	7,486
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (h)		2,795	2,826
			16,253
Bank Loan Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Healthcare - 0.3%
Genesis HealthCare Corp. Tranche B, term loan 10.0017% 12/4/17 (h)		$ 2,365	$ 2,413
Ikaria Acquisition, Inc. Tranche B 1LN, term loan 7.25% 7/3/18 (h)		430	430
MModal, Inc. Tranche B, term loan 7.75% 8/17/19 (h)		1,755	1,597
Rural/Metro Corp. Tranche B, term loan 5.75% 6/30/18 (h)		525	503
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 7/3/20 (h)		70	71
Tranche B 1LN, term loan 5.25% 7/3/19 (h)		90	91
			5,105
Homebuilders/Real Estate - 0.1%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)		1,311	1,311
Hotels - 0.3%
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (h)		5,745	5,781
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (h)		235	238
			6,019
Insurance - 0.1%
HUB International Ltd. Tranche B, term loan 4.75% 10/2/20 (h)		1,965	1,980
Leisure - 0.4%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 8/1/20 (h)		7,425	7,518
Metals/Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (h)		313	315
Tranche B 2LN, term loan 8.75% 1/25/21 (h)		190	192
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (h)		600	612
Tranche B 1LN, term loan 4.25% 7/19/19 (h)		173	174
			1,293
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 5/1/19 (h)		2,483	2,520
White Birch Paper Co. Tranche 2LN, term loan 11/8/14 (c)(h)		8,620	0
			2,520
Bank Loan Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Publishing/Printing - 0.8%
Houghton Mifflin Harcourt Publishing Co. term loan 5.25% 5/22/18 (h)		$ 271	$ 271
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (h)		7,074	7,189
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (h)		7,475	7,475
			14,935
Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)		367	369
SourceHOV LLC Tranche 2LN, term loan 8.75% 4/30/19 (h)		240	242
			611
Technology - 1.1%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (h)		3,095	3,130
First Data Corp. term loan 4.17% 3/24/18 (h)		14,230	14,266
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/24/20 (h)		3,275	3,390
			20,786
Telecommunications - 1.0%
Altice Financing SA Tranche B, term loan 5.3986% 6/24/19 (h)(j)		19,280	19,328
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/14/20 (h)		200	204
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (h)		100	101
			19,633
TOTAL BANK LOAN OBLIGATIONS (Cost $150,497)			146,762
Preferred Securities - 2.0%

Banks & Thrifts - 0.6%
Bank of America Corp. 5.2% (f)(h)	6,110	5,664
JPMorgan Chase & Co. 5.15% (f)(h)	6,350	5,918
		11,582
Preferred Securities - continued
	Principal Amount (000s)(d)	Value (000s)
Diversified Financial Services - 1.4%
Citigroup, Inc.:
5.35% (f)(h)	24,830	$ 23,016
5.95% (f)(h)	4,815	4,665
		27,681
TOTAL PREFERRED SECURITIES (Cost $42,084)		39,263
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.09% (b) (Cost $106,726)	106,726,184	106,726
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,849,537)		1,913,853
NET OTHER ASSETS (LIABILITIES) - 0.6%		11,529
NET ASSETS - 100%		$ 1,925,382
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $556,009,000 or 28.9% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(j) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,954,000 and $1,959,000, respectively. The coupon rate will be determined at time of settlement.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,634,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 8
Station Holdco LLC	6/17/11	$ 1,450
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 3,945
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 100
Fidelity Securities Lending Cash Central Fund	20
Total	$ 120
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 118,641	$ 115,991	$ -	$ 2,650
Energy	31,177	31,177	-	-
Financials	40,243	29,269	10,974	-
Health Care	33,911	33,911	-	-
Industrials	21,448	21,448	-	-
Information Technology	21,657	21,657	-	-
Materials	22,593	22,593	-	-
Telecommunication Services	1,732	-	-	1,732
Utilities	4,967	4,967	-	-
Corporate Bonds	1,324,733	-	1,324,732	1
Bank Loan Obligations	146,762	-	137,865	8,897
Preferred Securities	39,263	-	39,263	-
Money Market Funds	106,726	106,726	-	-
Total Investments in Securities:	$ 1,913,853	$ 387,739	$ 1,512,834	$ 13,280
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Equities - Consumer Staples
Beginning Balance	$ 24,287
Total Realized Gain (Loss)	(58,736)
Total Unrealized Gain (Loss)	57,709
Cost of Purchases	-
Proceeds of Sales	(23,260)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2012	$ -
Other Investments in Securities
Beginning Balance	$ 3,919
Total Realized Gain (Loss)	(53)
Total Unrealized Gain (Loss)	(1,527)
Cost of Purchases	11,574
Proceeds of Sales	(732)
Amortization/Accretion	13
Transfers in to Level 3	86
Transfers out of Level 3	-
Ending Balance	$ 13,280
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2012	$ (1,579)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.7%
Luxembourg	4.8%
Canada	1.7%
Cayman Islands	1.5%
Bermuda	1.1%
Others (Individually Less Than 1%)	5.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,742,811)	$ 1,807,127
Fidelity Central Funds (cost $106,726)	106,726
Total Investments (cost $1,849,537)		$ 1,913,853
Cash		3,180
Receivable for investments sold		7,754
Receivable for fund shares sold		3,225
Dividends receivable		324
Interest receivable		27,194
Distributions receivable from Fidelity Central Funds		7
Prepaid expenses		6
Other receivables		96
Total assets		1,955,639

Liabilities
Payable for investments purchased Regular delivery	$ 9,881
Delayed delivery	11,328
Payable for fund shares redeemed	4,716
Distributions payable	1,331
Accrued management fee	882
Distribution and service plan fees payable	415
Other affiliated payables	294
Other payables and accrued expenses	1,410
Total liabilities		30,257

Net Assets		$ 1,925,382
Net Assets consist of:
Paid in capital		$ 2,343,985
Undistributed net investment income		25,794
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(508,717)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		64,320
Net Assets		$ 1,925,382

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($697,588 ÷ 65,024 shares)	$ 10.73

Maximum offering price per share (100/96.00 of $10.73)	$ 11.18
Class T: Net Asset Value and redemption price per share ($528,371 ÷ 48,996 shares)	$ 10.78

Maximum offering price per share (100/96.00 of $10.78)	$ 11.23
Class B: Net Asset Value and offering price per share ($19,322 ÷ 1,814 shares)A	$ 10.65

Class C: Net Asset Value and offering price per share ($182,978 ÷ 17,086 shares)A	$ 10.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($497,123 ÷ 49,237 shares)	$ 10.10

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2013

Investment Income
Dividends		$ 10,654
Interest		113,353
Income from Fidelity Central Funds		120
Total income		124,127

Expenses
Management fee	$ 10,860
Transfer agent fees	3,032
Distribution and service plan fees	5,167
Accounting and security lending fees	637
Custodian fees and expenses	38
Independent trustees' compensation	12
Registration fees	108
Audit	82
Legal	22
Miscellaneous	19
Total expenses before reductions	19,977
Expense reductions	(38)	19,939
Net investment income (loss)		104,188
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,819
Foreign currency transactions	(96)
Total net realized gain (loss)		6,723
Change in net unrealized appreciation (depreciation) on: Investment securities	95,477
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		95,481
Net gain (loss)		102,204
Net increase (decrease) in net assets resulting from operations		$ 206,392

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 104,188	$ 118,248
Net realized gain (loss)	6,723	8,355
Change in net unrealized appreciation (depreciation)	95,481	118,310
Net increase (decrease) in net assets resulting from operations	206,392	244,913
Distributions to shareholders from net investment income	(89,629)	(127,820)
Distributions to shareholders from net realized gain	(24,025)	-
Total distributions	(113,654)	(127,820)
Share transactions - net increase (decrease)	(122,384)	(65,223)
Redemption fees	331	323
Total increase (decrease) in net assets	(29,315)	52,193

Net Assets
Beginning of period	1,954,697	1,902,504
End of period (including undistributed net investment income of $25,794 and undistributed net investment income of $36,414, respectively)	$ 1,925,382	$ 1,954,697

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 9.59	$ 9.87	$ 8.60	$ 6.44
Income from Investment Operations
Net investment income (loss) C	.569	.607	.593	.650	.587
Net realized and unrealized gain (loss)	.558	.658	(.238)	1.185	2.033
Total from investment operations	1.127	1.265	.355	1.835	2.620
Distributions from net investment income	(.482)	(.647)	(.639)	(.550)	(.465)
Distributions from net realized gain	(.127)	-	-	(.020)	-
Total distributions	(.609)	(.647)	(.639)	(.570)	(.465)
Redemption fees added to paid in capital C	.002	.002	.004	.005	.005
Net asset value, end of period	$ 10.73	$ 10.21	$ 9.59	$ 9.87	$ 8.60
Total Return A, B	11.39%	13.78%	3.57%	22.06%	43.51%
Ratios to Average Net Assets D, F
Expenses before reductions	1.02%	1.03%	1.03%	1.03%	1.07%
Expenses net of fee waivers, if any	1.02%	1.03%	1.03%	1.03%	1.07%
Expenses net of all reductions	1.02%	1.03%	1.03%	1.03%	1.07%
Net investment income (loss)	5.42%	6.18%	5.93%	7.03%	8.68%
Supplemental Data
Net assets, end of period (in millions)	$ 698	$ 705	$ 659	$ 722	$ 703
Portfolio turnover rate E	66%	66%	68%	53%	49%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 9.64	$ 9.92	$ 8.64	$ 6.47
Income from Investment Operations
Net investment income (loss) C	.573	.610	.597	.653	.586
Net realized and unrealized gain (loss)	.555	.656	(.241)	1.193	2.046
Total from investment operations	1.128	1.266	.356	1.846	2.632
Distributions from net investment income	(.483)	(.648)	(.640)	(.551)	(.467)
Distributions from net realized gain	(.127)	-	-	(.020)	-
Total distributions	(.610)	(.648)	(.640)	(.571)	(.467)
Redemption fees added to paid in capital C	.002	.002	.004	.005	.005
Net asset value, end of period	$ 10.78	$ 10.26	$ 9.64	$ 9.92	$ 8.64
Total Return A, B	11.34%	13.72%	3.56%	22.09%	43.50%
Ratios to Average Net Assets D, F
Expenses before reductions	1.01%	1.02%	1.02%	1.02%	1.05%
Expenses net of fee waivers, if any	1.01%	1.02%	1.02%	1.02%	1.05%
Expenses net of all reductions	1.01%	1.02%	1.02%	1.02%	1.05%
Net investment income (loss)	5.43%	6.19%	5.94%	7.04%	8.70%
Supplemental Data
Net assets, end of period (in millions)	$ 528	$ 547	$ 543	$ 645	$ 678
Portfolio turnover rate E	66%	66%	68%	53%	49%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 9.53	$ 9.82	$ 8.56	$ 6.41
Income from Investment Operations
Net investment income (loss) C	.489	.532	.519	.581	.532
Net realized and unrealized gain (loss)	.542	.663	(.245)	1.180	2.033
Total from investment operations	1.031	1.195	.274	1.761	2.565
Distributions from net investment income	(.406)	(.577)	(.568)	(.486)	(.420)
Distributions from net realized gain	(.127)	-	-	(.020)	-
Total distributions	(.533)	(.577)	(.568)	(.506)	(.420)
Redemption fees added to paid in capital C	.002	.002	.004	.005	.005
Net asset value, end of period	$ 10.65	$ 10.15	$ 9.53	$ 9.82	$ 8.56
Total Return A, B	10.45%	13.06%	2.75%	21.20%	42.62%
Ratios to Average Net Assets D, F
Expenses before reductions	1.75%	1.75%	1.75%	1.74%	1.76%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.74%	1.75%
Expenses net of all reductions	1.75%	1.75%	1.74%	1.74%	1.75%
Net investment income (loss)	4.69%	5.46%	5.21%	6.32%	8.00%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 28	$ 38	$ 52	$ 65
Portfolio turnover rate E	66%	66%	68%	53%	49%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 9.58	$ 9.86	$ 8.59	$ 6.44
Income from Investment Operations
Net investment income (loss) C	.489	.533	.518	.581	.536
Net realized and unrealized gain (loss)	.560	.649	(.237)	1.186	2.025
Total from investment operations	1.049	1.182	.281	1.767	2.561
Distributions from net investment income	(.404)	(.574)	(.565)	(.482)	(.416)
Distributions from net realized gain	(.127)	-	-	(.020)	-
Total distributions	(.531)	(.574)	(.565)	(.502)	(.416)
Redemption fees added to paid in capital C	.002	.002	.004	.005	.005
Net asset value, end of period	$ 10.71	$ 10.19	$ 9.58	$ 9.86	$ 8.59
Total Return A, B	10.58%	12.85%	2.81%	21.20%	42.32%
Ratios to Average Net Assets D, F
Expenses before reductions	1.77%	1.78%	1.77%	1.77%	1.81%
Expenses net of fee waivers, if any	1.77%	1.78%	1.77%	1.77%	1.81%
Expenses net of all reductions	1.77%	1.77%	1.77%	1.77%	1.81%
Net investment income (loss)	4.67%	5.44%	5.19%	6.29%	7.94%
Supplemental Data
Net assets, end of period (in millions)	$ 183	$ 180	$ 164	$ 186	$ 185
Portfolio turnover rate E	66%	66%	68%	53%	49%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 9.10	$ 9.40	$ 8.22	$ 6.18
Income from Investment Operations
Net investment income (loss) B	.561	.598	.595	.642	.570
Net realized and unrealized gain (loss)	.524	.623	(.233)	1.128	1.949
Total from investment operations	1.085	1.221	.362	1.770	2.519
Distributions from net investment income	(.510)	(.673)	(.666)	(.575)	(.484)
Distributions from net realized gain	(.127)	-	-	(.020)	-
Total distributions	(.637)	(.673)	(.666)	(.595)	(.484)
Redemption fees added to paid in capital B	.002	.002	.004	.005	.005
Net asset value, end of period	$ 10.10	$ 9.65	$ 9.10	$ 9.40	$ 8.22
Total Return A	11.63%	14.07%	3.83%	22.33%	43.81%
Ratios to Average Net Assets C, E
Expenses before reductions	.77%	.78%	.77%	.78%	.81%
Expenses net of fee waivers, if any	.77%	.78%	.77%	.78%	.81%
Expenses net of all reductions	.77%	.78%	.77%	.78%	.81%
Net investment income (loss)	5.68%	6.44%	6.19%	7.28%	8.94%
Supplemental Data
Net assets, end of period (in millions)	$ 497	$ 495	$ 498	$ 1,336	$ 1,245
Portfolio turnover rate D	66%	66%	68%	53%	49%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank loan obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded

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3. Significant Accounting Policies - continued

Investment Valuation - continued

and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, defaulted bonds, market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 139,367
Gross unrealized depreciation	(69,352)
Net unrealized appreciation (depreciation) on securities and other investments	$ 70,015

Tax Cost	$ 1,843,838

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 20,416
Capital loss carryforward	$ (508,732)
Net unrealized appreciation (depreciation)	$ 70,019

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (508,732)

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 113,654	$ 127,820

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,219,221 and $1,358,559, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,777	$ 42
Class T	-%	.25%	1,344	10
Class B	.65%	.25%	212	154
Class C	.75%	.25%	1,834	203
			$ 5,167	$ 409

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 55
Class T	15
Class B*	29
Class C*	17
$ 116

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,138.16
Class T	810.15
Class B	57.24
Class C	293.16
Institutional Class	734.16
	$ 3,032

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 2,027.32%		$ -*

* Amount represents seventy one dollars.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $36 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Class A	$ 32,676	$ 43,912
Class T	24,635	35,499
Class B	920	2,022
Class C	7,083	9,907
Institutional Class	24,315	36,480
Total	$ 89,629	$ 127,820
From net realized gain
Class A	$ 8,703	$ -
Class T	6,597	-
Class B	336	-
Class C	2,235	-
Institutional Class	6,154	-
Total	$ 24,025	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class A
Shares sold	17,380	18,603	$ 182,432	$ 182,841
Reinvestment of distributions	3,187	3,559	33,277	34,515
Shares redeemed	(24,589)	(21,765)	(257,846)	(211,896)
Net increase (decrease)	(4,022)	397	$ (42,137)	$ 5,460
Class T
Shares sold	7,839	7,732	$ 82,393	$ 75,969
Reinvestment of distributions	2,579	3,085	27,058	30,041
Shares redeemed	(14,693)	(13,930)	(154,504)	(136,475)
Net increase (decrease)	(4,275)	(3,113)	$ (45,053)	$ (30,465)
Class B
Shares sold	170	142	$ 1,770	$ 1,376
Reinvestment of distributions	91	150	946	1,439
Shares redeemed	(1,185)	(1,550)	(12,346)	(15,097)
Net increase (decrease)	(924)	(1,258)	$ (9,630)	$ (12,282)
Class C
Shares sold	2,941	2,938	$ 30,884	$ 28,899
Reinvestment of distributions	659	724	6,860	6,996
Shares redeemed	(4,169)	(3,160)	(43,630)	(30,892)
Net increase (decrease)	(569)	502	$ (5,886)	$ 5,003

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Institutional Class
Shares sold	13,983	13,530	$ 138,423	$ 125,150
Reinvestment of distributions	2,463	3,034	24,250	27,883
Shares redeemed	(18,542)	(19,981)	(182,351)	(185,972)
Net increase (decrease)	(2,096)	(3,417)	$ (19,678)	$ (32,939)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor High Income Advantage Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Advantage Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the agent banks, custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Income Advantage Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor High Income Advantage Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	12/9/13	12/06/13	$0.118
Class T	12/9/13	12/06/13	$0.118
Class B	12/9/13	12/06/13	$0.118
Class C	12/9/13	12/06/13	$0.118

A total of 0.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $74,220,619 of distributions paid during the period January 1, 2013 to October 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor High Income Advantage Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor High Income Advantage Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor High Income Advantage Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class T, Class B, and Institutional Class ranked below its competitive median for 2012 and the total expense ratio of Class C ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

HY-UANN-1213
1.784750.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Floating Rate High Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 2.75% sales charge)	1.03%	7.46%	3.95%
Class T (incl. 2.75% sales charge)	0.94%	7.39%	3.91%
Class B (incl. contingent deferred sales charge) A	-0.15%	7.29%	3.84%
Class C (incl. contingent deferred sales charge) B	2.11%	7.26%	3.52%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 3.5%, 1.5%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Floating Rate High Income Fund - Class A on October 31, 2003, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P®/LSTA Leveraged Performing Loan Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Relative to other fixed-income sectors, floating-rate bank loans performed well for the 12 months ending October 31, 2013, as they were one of the few asset classes to post a positive return against the backdrop of negative performance in most U.S. and non-U.S. investment-grade categories. For the year, the S&P®/LSTA Leveraged Performing Loan Index gained 5.47%, rising in all but two months of the period, with January and July being particularly strong. Steady new issuance and refinancing activity were more than matched by robust demand for leveraged-loan securities, particularly from mutual funds and collateralized loan obligations - securities in which business loans are pooled to create a diversified income stream. Rising interest rates helped spur investors' appetite for bank-loan securities, given that their coupons - or stated interest rates - move higher as shorter-term rates rise. Leveraged-loan mutual funds accounted for about 31% of the market at period end, up from 16% at the end of 2012, while assets under management expanded by 77% for the year-to-date through October 31. Supply increased during the period's second half due to a surge in merger-and-acquisition activity, which included several high-profile multibillion-dollar leveraged buyout deals.

Comments from Eric Mollenhauer, who became Portfolio Manager of Fidelity Advisor® Floating Rate High Income Fund on April 1, 2013: For the year, the fund's Class A, Class T, Class B and Class C shares rose 3.89%, 3.79%, 3.35% and 3.11%, respectively, (excluding sales charges), trailing the S&P®/LSTA index. During a period in which more-speculative securities tended to perform the best, the fund was relatively conservatively positioned, with an overweighting in BB-rated bonds and underweightings in the better-performing B- and CCC-rated parts of the market. Additionally, our sizable cash stake dampened performance in a rallying market and was the biggest individual detractor. From an industry perspective, there were few pockets of weakness in the market during the period, so detractors were either underweighted positions in outperforming index components, or investments in securities that lagged the benchmark. These included mass-media provider Clear Channel Communications, distressed Texas electric utility TXU Energy, hotel and casino operator Harrah's Entertainment, cable & satellite company Charter Communications, and hospital operator HCA. On the plus side, underweighting textbook publisher Cengage Learning worked well, as did avoiding utility and index member Longview. Investments in Altice Financing, which is Israel's leading cable TV provider, and Netherlands-based chemicals producer LyondellBasell Industries - the latter of which was not in the index - also aided relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	.98%
Actual		$ 1,000.00	$ 1,010.00	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Class T	1.08%
Actual		$ 1,000.00	$ 1,009.60	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.76	$ 5.50
Class B	1.51%
Actual		$ 1,000.00	$ 1,007.40	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Class C	1.73%
Actual		$ 1,000.00	$ 1,006.20	$ 8.75
HypotheticalA		$ 1,000.00	$ 1,016.48	$ 8.79
Fidelity Floating Rate High Income Fund	.70%
Actual		$ 1,000.00	$ 1,011.50	$ 3.55
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,011.20	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.2	5.2
H.J. Heinz Co.	2.6	2.3
Hilton Worldwide Finance, LLC	2.4	0.0
Community Health Systems, Inc.	2.1	2.6
First Data Corp.	2.0	2.3
	12.3
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	12.3	16.2
Technology	10.4	7.6
Electric Utilities	6.6	5.4
Telecommunications	6.5	9.0
Cable TV	4.7	6.3
Quality Diversification (% of fund's net assets)
As of October 31, 2013	As of April 30, 2013
BBB 5.2%	BBB 3.3%
BB 45.0%	BB 44.8%
B 34.9%	B 32.8%
CCC,CC,C 2.5%	CCC,CC,C 2.0%
D 0.0%†	D 0.0%†
Not Rated 3.2%	Not Rated 8.8%
Equities 0.2%	Equities 0.2%
Short-Term Investments and Net Other Assets 9.0%	Short-Term Investments and Net Other Assets 8.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Bank Loan Obligations 83.0%		Bank Loan Obligations 81.1%
	Nonconvertible Bonds 7.8%		Nonconvertible Bonds 10.6%
	Common Stocks 0.2%		Common Stocks 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 9.0%		Short-Term Investments and Net Other Assets (Liabilities) 8.1%
* Foreign investments	10.0%	** Foreign investments	10.2%

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Bank Loan Obligations (e) - 83.0%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.1%
Aeroflex, Inc. Tranche B, term loan 4.5% 11/9/19 (d)	$ 4,796	$ 4,838
Spirit Aerosystems, Inc. Tranche B, term loan 3.75% 4/18/19 (d)	7,865	7,885
TransDigm, Inc.:
Tranche B, term loan 3.5% 2/14/17 (d)	12,878	12,926
Tranche C, term loan 3.75% 2/28/20 (d)	145,616	145,980
		171,629
Air Transportation - 0.3%
Delta Air Lines, Inc. Tranche B 1LN, term loan 4% 10/18/18 (d)	13,945	14,015
Northwest Airlines Corp. Tranche B, term loan 3.75% 12/22/13 (d)	1,547	1,520
U.S. Airways, Inc. Tranche B 2LN, term loan 3.5% 11/23/16 (d)	25,000	25,063
		40,598
Automotive - 1.8%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (d)	14,359	14,503
Allison Transmission, Inc.:
Tranche B 2LN, term loan 3.18% 8/7/17 (d)	35,271	35,492
Tranche B 3LN, term loan 3.75% 8/23/19 (d)	7,778	7,817
Chrysler Group LLC Tranche B, term loan 4.25% 5/24/17 (d)	89,643	90,316
Federal-Mogul Corp.:
Tranche B, term loan 2.1175% 12/27/14 (d)	30,176	29,874
Tranche C, term loan 2.1175% 12/27/15 (d)	17,805	17,627
Schaeffler AG Tranche C, term loan 4.25% 1/27/17 (d)	41,000	41,205
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.75% 4/30/19 (d)	21,500	21,715
Tower Automotive Holdings U.S.A. LLC Tranche B, term loan 4.75% 4/23/20 (d)	24,875	25,124
		283,673
Broadcasting - 3.0%
Clear Channel Capital I LLC Tranche B, term loan 3.818% 1/29/16 (d)	28,957	28,160
Clear Channel Communications, Inc. Tranche D, term loan 6.9291% 1/30/19 (d)	43,720	41,589
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (d)	4,963	4,975
NEP/NCP Holdco, Inc.:
Tranche 2LN, term loan 9.5% 7/22/20 (d)	2,857	2,943
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
NEP/NCP Holdco, Inc.: - continued
Tranche B, term loan 4.75% 2/13/20 (d)	$ 11,910	$ 11,955
Nielsen Finance LLC Tranche E, term loan 2.9238% 5/1/16 (d)	170,473	171,112
Nine Entertainment (DELAWARE) Tranche B, term loan 3.25% 2/5/20 (d)	11,940	11,880
TWCC Holding Corp. term loan 3.5% 2/11/17 (d)	58,081	58,226
Univision Communications, Inc.:
term loan 4.5% 3/1/20 (d)	85,271	85,804
Tranche 1LN, term loan 4.5% 3/1/20 (d)	28,834	29,014
Tranche C 3LN, term loan 4% 3/1/20 (d)	9,950	9,950
		455,608
Building Materials - 1.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 3/27/20 (d)	35,084	35,084
Armstrong World Industries, Inc. Tranche B, term loan 3.5% 3/15/20 (d)	28,855	28,965
Continental Building Products Tranche B 1LN, term loan 4.5% 8/28/20 (d)	15,960	15,960
HD Supply, Inc. Tranche B 1LN, term loan 4.5% 10/12/17 (d)	26,675	26,843
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (d)	42,937	42,937
		149,789
Cable TV - 4.3%
Atlantic Broad Tranche B, term loan 3.25% 11/30/19 (d)	27,534	27,465
CCO Holdings, LLC Tranche 3LN, term loan 2.6791% 9/6/14 (d)	69,097	69,097
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (d)	127,369	127,369
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (d)	44,209	43,878
Tranche F, term loan 3% 1/3/21 (d)	95,186	94,473
CSC Holdings LLC Tranche B, term loan 2.668% 4/17/20 (d)	133,998	133,168
Mediacom Broadband LLC Tranche H, term loan 3.25% 1/29/21 (d)	16,459	16,397
Mediacom LLC Tranche E, term loan 4.5% 10/23/17 (d)	2,873	2,866
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (d)	6,853	6,882
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
UPC Broadband Holding BV:
Tranche AF, term loan 4% 1/31/21 (d)	$ 16,000	$ 16,080
Tranche AH, term loan 3.25% 6/30/21 (d)	34,000	33,830
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (d)	55,000	54,931
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (d)	32,835	33,163
		659,599
Capital Goods - 0.5%
Apex Tool Group, LLC Tranche B, term loan 4.5% 2/1/20 (d)	15,920	15,960
Doncasters PLC:
Tranche B 1LN, term loan 5.5% 4/9/20 (d)	19,900	19,900
Tranche B 2LN, term loan 9.5% 10/9/20 (d)	8,000	7,961
Husky Intermediate, Inc. Tranche B, term loan 4.25% 6/30/18 (d)	4,000	4,025
SRAM LLC. Tranche B, term loan 4% 4/4/20 (d)	35,887	35,528
		83,374
Chemicals - 2.0%
Celanese Holdings LLC Revolving Credit-Linked Deposit 1.6789% 4/2/14 (d)	18,396	18,396
Chemtura Corp. Tranche B, term loan 3.5% 8/27/16 (d)	11,187	11,238
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (d)	39,601	40,096
Edwards Ltd. Tranche B, term loan 4.75% 3/22/20 (d)	7,643	7,633
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (d)	2,963	2,970
Huntsman International LLC Tranche B, term loan 2.717% 4/19/17 (d)	11,900	11,885
INEOS U.S. Finance LLC Tranche B, term loan 4% 5/4/18 (d)	67,069	67,321
MacDermid, Inc. Tranche B 1LN, term loan 4% 6/7/20 (d)	39,747	39,846
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 5.9981% 11/18/14 (d)	1,996	2,011
Royal Adhesives & Sealants LLC Tranche B 1LN, term loan 5.5% 7/31/18 (d)	15,805	15,963
Taminco Global Chemical Corp. Tranche B 2LN, term loan 4.25% 2/15/19 (d)	6,762	6,796
Tata Chemicals North America, Inc. Tranche B, term loan 3.75% 8/9/20 (d)	12,968	12,935
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (d)	$ 19,950	$ 20,050
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 2/1/20 (d)	54,725	55,272
		312,412
Consumer Products - 1.2%
Jarden Corp.:
Tranche A 1LN, term loan 2.168% 3/31/16 (d)	4,963	4,963
Tranche B, term loan 2.668% 3/31/18 (d)	28,703	28,703
NBTY, Inc. Tranche B 2LN, term loan 3.5% 10/1/17 (d)	14,179	14,268
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (d)	31,000	31,116
Tranche B, term loan 4% 11/19/17 (d)	13,500	13,568
Spotless Holdings Ltd. Tranche 1LN, term loan 5% 10/2/18 (d)	30,000	30,225
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (d)	15,287	14,675
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (d)	19,356	19,356
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (d)	29,053	28,617
		185,491
Containers - 1.6%
Berlin Packaging,LLC:
Tranche 1LN, term loan 4.75% 3/28/19 (d)	7,570	7,627
Tranche 2LN, term loan 8.75% 3/28/20 (d)	3,855	3,913
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (d)	110,662	110,385
Berry Plastics Holding Corp. Tranche C, term loan 2.168% 4/3/15 (d)	4,689	4,688
BWAY Holding Co. Tranche B, term loan 4.5% 8/31/17 (d)	15,225	15,301
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (d)	8,890	8,957
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.75% 9/28/18 (d)	98,010	98,868
Tricorbraun, Inc. Tranche B, term loan 4% 4/30/18 (d)	3,950	3,950
		253,689
Diversified Financial Services - 2.1%
AlixPartners LLP Tranche B2 1LN, term loan 5% 7/10/20 (d)	20,000	20,150
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (d)	14,920	14,995
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/18 (d)	$ 15,296	$ 15,411
Flying Fortress, Inc. term loan 3.5% 6/30/17 (d)	97,833	97,833
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (d)	4,089	4,115
Home Loan Servicing Solutions Ltd. Tranche B, term loan 4.5% 6/27/20 (d)	14,713	14,860
LPL Holdings, Inc. Tranche B, term loan 3.25% 3/29/19 (d)	33,012	32,930
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (d)	30,770	31,232
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 5% 10/1/19 (d)	20,388	20,388
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (d)	22,885	23,057
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (d)	24,938	24,969
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (d)	27,675	27,848
		327,788
Diversified Media - 0.6%
Advanstar Communications, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (d)	8,458	8,405
Media General, Inc. Tranche B. term loan 0.5% 7/31/20 (d)(f)	24,790	24,883
WMG Acquisition Corp. term loan 3.75% 7/1/20 (d)	55,992	55,852
		89,140
Electric Utilities - 6.1%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
0.5% 8/13/19 (d)(f)	2,947	2,918
6.375% 8/13/19 (d)	45,053	44,602
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (d)	85,556	83,738
Tranche B 2LN, term loan 3.25% 1/31/22 (d)	54,598	53,847
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (d)	11,775	11,819
Tranche B 3LN, term loan 4% 10/9/19 (d)	29,712	29,824
Tranche B, term loan 4% 4/1/18 (d)	118,984	119,431
Covanta Energy Corp. Tranche B, term loan 3.5% 3/28/19 (d)	15,785	15,824
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (d)	25,895	25,895
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (d)	23,843	23,962
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
EquiPower Resources Holdings LLC: - continued
Tranche C, term loan 4.25% 12/31/19 (d)	$ 24,938	$ 25,062
Essential Power LLC Tranche B, term loan 4.25% 8/8/19 (d)	7,758	7,777
InterGen NV Tranche B, term loan 5.5% 6/13/20 (d)	31,367	31,289
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (d)	82,836	83,457
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (d)	99,087	98,963
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (d)	62,936	63,408
The AES Corp. Tranche B, term loan 3.75% 6/1/18 (d)	65,617	66,109
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (d)	15,905	15,865
TXU Energy LLC Tranche B, term loan:
3.7042% 10/10/14 (d)	64,017	42,971
4.7042% 10/10/17 (d)	108,522	72,845
USIC Holdings, Inc. Tranche B, term loan 4.75% 7/10/20 (d)	16,459	16,541
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (d)	2,856	2,913
		939,060
Energy - 2.5%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (d)	8,822	9,153
Atlas Energy LP Tranche B, term loan 6.5% 7/31/19 (d)	8,110	8,252
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (d)	49,000	50,103
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (d)	16,200	16,200
EP Energy LLC term loan 4.5% 4/30/19 (d)	1,500	1,500
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (d)	42,333	42,333
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (d)	70,000	71,050
Tranche B 1LN, term loan 3.875% 9/30/18 (d)	30,000	30,225
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (d)	13,097	13,146
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (d)	2,848	2,884
MRC Global, Inc. Tranche B, term loan 6% 11/9/19 (d)	26,730	26,830
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (d)	24,593	24,747
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Panda Sherman Power, LLC term loan 9% 9/14/18 (d)	$ 5,000	$ 5,113
Panda Temple Power, LLC term loan 7.25% 4/3/19 (d)	11,000	11,289
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (d)	32,393	32,515
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (d)	15,000	15,095
Vantage Drilling Co. Tranche B, term loan:
5.75% 3/28/19 (d)	14,925	15,112
6.25% 10/25/17 (d)	4,442	4,453
		380,000
Entertainment/Film - 0.8%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (d)	24,887	24,887
Cinemark U.S.A., Inc. Tranche B, term loan 3.1765% 12/18/19 (d)	24,788	24,912
Digital Cinema Implementation Partners, LLC Tranche B, term loan 3.25% 5/17/21 (d)	57,394	57,179
Live Nation Entertainment, Inc. Tranche B, term loan 3.5% 8/16/20 (d)	19,455	19,455
		126,433
Environmental - 0.4%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (d)	35,730	35,953
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (d)	19,875	19,875
		55,828
Food & Drug Retail - 1.7%
Albertson's LLC:
Tranche B 1LN, term loan 4.25% 3/21/16 (d)	17,721	17,810
Tranche B 2LN, term loan 4.75% 3/21/19 (d)	33,039	33,163
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (d)	10,104	9,688
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (d)	50,694	51,011
PRA Holdings, Inc. Tranche B, term loan 5% 9/23/20 (d)	20,000	20,000
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (d)	48,258	48,378
Tranche 2 LN2, term loan 4.875% 6/21/21 (d)	25,210	25,494
Tranche 2LN, term loan 5.75% 8/21/20 (d)	13,590	13,913
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - continued
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (d)	$ 26,320	$ 26,353
SUPERVALU, Inc. Tranche B, term loan 5% 3/21/19 (d)	14,898	15,010
		260,820
Food/Beverage/Tobacco - 3.8%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (d)	3,000	3,030
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (d)	42,893	43,000
Tranche B 2LN, term loan 8.25% 11/30/20 (d)	10,000	10,075
Constellation Brands, Inc. Tranche B, term loan 2.75% 5/2/20 (d)	34,931	34,887
Del Monte Foods Co. Tranche B, term loan 4% 3/8/18 (d)	9,252	9,252
Earthbound Holdings III LLC Tranche B, term loan 5.7678% 12/21/16 (d)	6,447	6,455
H.J. Heinz Co.:
Tranche B 1LN, term loan 3.25% 6/7/19 (d)	24,938	25,062
Tranche B 2LN, term loan 3.5% 6/7/20 (d)	364,387	366,664
JBS U.S.A. LLC Tranche B, term loan 3.75% 5/25/18 (d)	21,835	21,917
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (d)	18,918	19,060
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (d)	52,000	52,130
		591,532
Gaming - 3.7%
Affinity Gaming LLC Tranche B, term loan 5.5% 11/9/17 (d)	3,835	3,873
Bally Technologies, Inc. Tranche B, term loan 8/22/20	29,730	29,804
Boyd Gaming Corp. Tranche B, term loan 4% 8/14/20 (d)	27,000	27,000
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)	57,870	57,074
Centaur Acquisition LLC Tranche 1LN, term loan 5.25% 2/20/19 (d)	4,975	4,994
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (d)	73,345	73,990
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (d)	9,000	9,405
Harrah's Entertainment, Inc. Tranche B 4LN, term loan 9.5% 10/31/16 (d)	3,929	3,929
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Las Vegas Sands Corp. term loan 2.67% 11/23/15 (d)	$ 5,815	$ 5,800
Las Vegas Sands LLC:
Tranche B, term loan:
1.67% 5/23/14 (d)	29,731	29,694
2.67% 11/23/16 (d)	20,799	20,773
Tranche I, term loan:
1.67% 5/23/14 (d)	6,072	6,064
2.67% 11/23/16 (d)	4,180	4,175
MGM Mirage Tranche A, term loan 2.918% 12/20/17 (d)	6,948	6,930
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (d)	100,045	100,045
Motor City Casino Tranche B, term loan 5% 3/1/17 (d)	4,362	4,395
Pinnacle Entertainment, Inc.:
Tranche B 1LN, term loan 3.75% 8/13/16 (d)	15,006	15,081
Tranche B 2LN, term loan 3.75% 8/13/20 (d)	34,030	33,987
Scientific Games Corp. Tranche B, term loan 4.25% 10/18/20 (d)	79,000	78,803
Seminole Tribe of Florida Tranche B, term loan 3% 4/10/20 (d)	14,195	14,195
Shingle Springs Tribal Gaming Authority Tranche B, term loan 6.25% 8/29/19 (d)	8,160	8,150
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (d)	16,915	17,106
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (d)	14,465	14,320
		569,587
Healthcare - 12.1%
Alkermes, Inc. term loan 3.5% 9/25/19 (d)	13,642	13,711
Apria Healthcare Group, Inc. Tranche B, term loan 6.75% 4/5/20 (d)	28,440	28,832
Biomet, Inc. Term B 2LN, term loan 3.69% 7/25/17 (d)	46,798	46,798
BioScrip, Inc.:
Tranche B, term loan 6.5% 7/31/20 (d)	9,122	9,053
Tranche DD, term loan 6.5% 7/31/20 (d)	5,473	5,432
Carestream Health, Inc. Tranche B 1LN, term loan 5% 6/7/19 (d)	85,759	86,197
Community Health Systems, Inc. term loan 3.7602% 1/25/17 (d)	303,745	304,884
DaVita, Inc.:
Tranche A, term loan 2.92% 10/20/15 (d)	42,172	42,067
Tranche B 2LN, term loan 4% 8/21/19 (d)	76,423	76,805
Tranche B, term loan 4.5% 10/20/16 (d)	85,123	85,549
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
DJO Finance LLC Tranche B, term loan 4.75% 9/15/17 (d)	$ 7,841	$ 7,909
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (d)	53,155	51,361
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (d)	36,741	36,925
Endo Health Solutions, Inc. Tranche B, term loan 4% 6/17/18 (d)	4,931	4,931
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (d)	27,988	28,093
HCA, Inc.:
Tranche A 4LN, term loan 2.668% 2/2/16 (d)	294,207	293,854
Tranche B 4LN, term loan 2.918% 5/1/18 (d)	36,050	36,097
Tranche B 5LN, term loan 2.9981% 3/31/17 (d)	171,750	172,179
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (d)	25,279	24,520
Health Management Associates, Inc. Tranche B, term loan 3.5% 11/18/18 (d)	43,088	43,034
Hologic, Inc. Tranche B, term loan 3.75% 8/1/19 (d)	13,629	13,714
IASIS Healthcare LLC Tranche B 2LN, term loan 4.5% 5/3/18 (d)	34,738	35,043
Ikaria Acquisition, Inc. Tranche B 1LN, term loan 7.25% 7/3/18 (d)	29,605	29,605
IMS Health, Inc. Tranche B 1LN, term loan 3.75% 9/1/17 (d)	12,331	12,409
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (d)	13,756	13,825
LifePoint Hospitals, Inc. Tranche B, term loan 2.68% 7/24/17 (d)	14,888	14,943
MModal, Inc. Tranche B, term loan 7.75% 8/17/19 (d)	6,511	5,925
Par Pharmaceutical Companies, Inc. Tranche B 1LN, term loan 4.25% 9/28/19 (d)	8,910	8,955
Quintiles Transnational Corp.:
Tranche B 1LN, term loan 4.5% 6/8/18 (d)	4,872	4,872
Tranche B, term loan 4% 6/8/18 (d)	13,872	13,872
Rural/Metro Corp.:
term loan 8.8685% 3/1/14 (d)(f)	1,675	1,679
Tranche B, term loan 5.75% 6/30/18 (d)	5,830	5,583
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 4.5% 6/29/18 (d)	6,918	6,935
Tranche 2LN, term loan 9% 6/29/19 (d)	3,000	3,000
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (d)	6,784	6,767
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (d)	$ 6,843	$ 6,791
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 7/3/20 (d)	5,545	5,600
Tranche B 1LN, term loan 5.25% 7/3/19 (d)	6,930	6,999
Universal Health Services, Inc. Tranche A, term loan 1.7606% 11/15/15 (d)	10,671	10,617
Valeant Pharmaceuticals International:
Tranche BC 2LN, term loan 3.75% 12/11/19 (d)	30,613	30,651
Tranche BD 2LN, term loan 3.75% 2/13/19 (d)	51,642	52,094
Tranche E, term loan 4.5% 8/5/20 (d)	171,906	174,270
VWR Funding, Inc. Tranche B, term loan 4.168% 4/3/17 (d)	12,208	12,238
		1,874,618
Homebuilders/Real Estate - 0.7%
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9297% 3/28/21 (d)	20,107	20,107
RE/MAX LLC Tranche B, term loan 4% 7/31/20 (d)	6,983	6,965
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (d)	3,341	3,341
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (d)	81,590	82,406
		112,819
Hotels - 3.0%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (d)	15,420	15,806
Tranche B 1LN, term loan 4.25% 6/27/20 (d)	35,070	35,377
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (d)	364,860	367,126
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (d)	37,950	38,377
		456,686
Insurance - 0.4%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (d)	7,676	7,676
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 3% 9/28/16 (d)	4,800	4,830
Tranche B 2LN, term loan 3.75% 9/28/18 (d)	16,861	16,840
HUB International Ltd. Tranche B, term loan 4.75% 10/2/20 (d)	25,000	25,188
		54,534
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Leisure - 0.5%
Cedar Fair LP Tranche B, term loan 3.25% 3/6/20 (d)	$ 9,199	$ 9,211
ClubCorp Club Operations, Inc. Tranche B, term loan 4% 7/24/20 (d)	8,912	8,990
SeaWorld Parks & Entertainment, Inc. Tranche B 2LN, term loan 3% 5/13/20 (d)	34,913	34,563
Seminole Hard Rock Entertainment, Inc. Tranche B, term loan 3.5% 5/14/20 (d)	9,661	9,661
Six Flags, Inc. Tranche B, term loan 4.0007% 12/20/18 (d)	14,781	14,837
		77,262
Metals/Mining - 3.9%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (d)	34,825	33,345
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (d)	6,948	6,994
Tranche B 2LN, term loan 8.75% 1/25/21 (d)	3,000	3,026
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (d)	37,168	36,102
Fairmount Minerals Ltd. Tranche B 2LN, term loan 5% 9/5/19 (d)	26,725	26,959
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (d)	188,153	188,388
Murray Energy Corp. Tranche B, term loan 4.75% 5/17/19 (d)	4,489	4,461
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (d)	65,330	65,657
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (d)	20,000	20,400
Tranche B 1LN, term loan 4.25% 7/19/19 (d)	12,680	12,791
Pact Group (U.S.A.), Inc. Tranche B, term loan 3.75% 5/29/20 (d)	44,119	43,677
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (d)	70,000	69,913
U.S. Silica Co. Tranche B, term loan 4% 7/23/20 (d)	24,399	24,429
Walter Energy, Inc.:
Tranche A, term loan 5.7436% 4/1/16 (d)	12,225	12,011
Tranche B, term loan 6.75% 4/1/18 (d)	56,458	55,611
		603,764
Paper - 0.0%
Bear Island Paper Co. LLC Tranche B 2LN, term loan 13% 9/13/17	229	200
Publishing/Printing - 1.5%
Cenveo Corp. Tranche B, term loan 6.25% 4/5/20 (d)	9,308	9,460
Dex Media East LLC term loan 6% 10/24/14 (d)	6,344	4,805
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Dex Media West LLC/Dex Media West Finance Co. term loan 8% 10/24/14 (d)	$ 1,455	$ 1,204
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (d)	34,802	30,496
Houghton Mifflin Harcourt Publishing Co. term loan 5.25% 5/22/18 (d)	19,961	19,961
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (d)	18,905	19,212
Multi Packaging Solutions, Inc. Tranche B, term loan 4.25% 8/15/20 (d)	7,000	7,018
Newsday LLC Tranche A, term loan 3.668% 10/12/16 (d)	14,769	14,815
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (d)	13,476	13,409
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (d)	103,240	103,240
Tribune Co. term loan 4% 12/31/19 (d)	11,910	11,910
		235,530
Restaurants - 0.7%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (d)	33,309	33,392
DineEquity, Inc. Tranche B 2LN, term loan 3.75% 10/19/17 (d)	6,483	6,548
Dunkin Brands, Inc. Tranche B 3LN, term loan 3.75% 2/14/20 (d)	52,098	52,229
Focus Brands, Inc. Trancher B 1LN, term loan 4.257% 2/21/18 (d)	5,013	4,988
Landry's Restaurants, Inc. Tranche B, term loan 4.75% 4/24/18 (d)	9,790	9,861
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (d)	4,963	4,988
		112,006
Services - 3.1%
ARAMARK Corp.:
Credit-Linked Deposit 2.0541% 1/26/14 (d)	2,528	2,509
Credit-Linked Deposit 3.6791% 7/26/16 (d)	3,579	3,574
Tranche B, term loan:
3.7031% 7/26/16 (d)	44,169	44,114
4% 8/22/19 (d)	10,000	10,050
Tranche C, term loan 3.7481% 7/26/16 (d)	73,455	73,363
3.6791% 7/26/16 (d)	4,666	4,654
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (d)	$ 14,925	$ 14,869
Brickman Group Holdings, Inc. Tranche B 2LN, term loan 3.2594% 10/14/16 (d)	1,765	1,770
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4.0001% 1/30/20 (d)	23,443	23,560
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (d)	15,000	15,000
Hertz Corp.:
Tranche B 2LN, term loan 3% 3/11/18 (d)	57,987	58,132
Tranche B, term loan 3.75% 3/11/18 (d)	22,746	22,860
Interactive Data Corp. Tranche B 2LN, term loan 3.75% 2/11/18 (d)	32,578	32,578
KAR Auction Services, Inc. Tranche B, term loan 3.75% 5/8/17 (d)	31,951	32,111
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (d)	37,594	37,782
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan 4.25% 6/12/18 (d)	14,963	15,057
ServiceMaster Co.:
term loan 4.25% 1/31/17 (d)	55,630	54,795
Tranche B2, term loan 4.43% 1/31/17 (d)	21,720	21,394
The Geo Group, Inc. Tranche B, term loan 3.25% 4/1/20 (d)	5,970	5,992
TMS International Corp. Tranche B, term loan 4.5% 10/16/20 (d)	7,310	7,310
		481,474
Shipping - 0.3%
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (d)	29,500	29,648
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (d)	18,000	18,090
		47,738
Super Retail - 2.7%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (d)	31,066	31,299
Bass Pro Group LLC Tranche B, term loan 4% 11/20/19 (d)	18,517	18,656
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 4.25% 9/26/19 (d)	42,083	42,083
Tranche 2LN, term loan 9.75% 3/26/20 (d)	11,000	11,220
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4.75% 7/26/19 (d)	11,646	11,762
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
J. Crew Group, Inc. Tranche B 1LN, term loan 4% 3/7/18 (d)	$ 47,719	$ 47,957
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (d)	49,626	48,075
Michaels Stores, Inc. Tranche B, term loan 3.75% 1/28/20 (d)	22,945	22,945
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (d)	40,565	40,768
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (d)	22,677	22,790
Tranche B, term loan 3.75% 3/30/18 (d)	1,918	1,921
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (d)	82,420	82,626
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (d)	12,704	12,783
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (d)	7,819	7,819
Toys 'R' Us, Inc. Tranche B2, term loan 5.25% 5/25/18 (d)	8,457	7,590
Wesco Distribution, Inc. Tranche B, term loan 4.5% 12/12/19 (d)	7,436	7,464
		417,758
Technology - 9.9%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (d)	156,000	156,593
Ancestry.com, Inc.:
Tranche B 2LN, term loan 4.25% 5/15/18 (d)	10,305	10,357
Tranche B, term loan 5.25% 12/28/18 (d)	26,496	26,662
Avaya, Inc.:
Tranche B 3LN, term loan 4.7621% 10/26/17 (d)	37,209	34,325
Tranche B 5LN, term loan 8% 3/31/18 (d)	10,905	10,605
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (d)	21,205	21,050
5% 9/10/20 (d)	189,455	191,586
Ceridian Corp. Tranche B, term loan 4.42% 5/9/17 (d)	31,996	32,196
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (d)	24,239	24,179
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.5% 4/29/20 (d)	57,496	57,280
Dealer Computer Services, Inc. Tranche BA 2LN, term loan 2.1681% 4/21/16 (d)	15,123	15,048
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (d)	45,000	44,721
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Fibertech Networks, LLC Tranche B, term loan 4.5% 12/18/19 (d)	$ 6,948	$ 6,974
First Data Corp.:
term loan:
4.17% 3/24/17 (d)	118,529	118,529
4.17% 3/24/18 (d)	99,079	99,327
Tranche B, term loan 4.17% 9/24/18 (d)	53,162	53,295
Freescale Semiconductor, Inc.:
Tranche B 3LN, term loan 4.75% 12/1/16 (d)	10,945	11,000
Tranche B 4LN, term loan 5% 3/1/20 (d)	96,043	97,003
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (d)	56,843	56,274
Genpact Ltd. Tranche B, term loan 3.5% 8/30/19 (d)	13,895	13,965
Infor U.S., Inc. Tranche B 3LN, term loan 3.75% 6/3/20 (d)	24,738	24,676
Information Resources, Inc. Tranche B, term loan 4.75% 9/30/20 (d)	20,000	20,100
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (d)	42,434	42,540
Tranche 2LN, term loan 8.25% 5/22/21 (d)	13,454	13,521
Kronos, Inc. Tranche B 1LN, term loan 4.5% 10/30/19 (d)	24,813	24,875
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (d)	12,607	12,701
Nuance Communications, Inc. Tranche C, term loan 2.92% 8/7/19 (d)	28,748	28,712
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (d)	76,975	77,938
Tranche C, term loan 4.75% 1/11/20 (d)	26,798	27,065
Rovi Corp. Tranche A, term loan 2.67% 2/7/16 (d)	5,107	5,082
Sensata Technologies BV Tranche B, term loan 3.75% 5/12/18 (d)	16,112	16,293
Sophia L.P. Tranche B, term loan 4.5% 7/19/18 (d)	13,031	13,162
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9243% 2/28/17 (d)	34,878	34,878
Tranche D, term loan 4.5% 12/17/19 (d)	17,036	17,143
Tranche E, term loan 4% 3/8/20 (d)	62,685	63,233
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (d)	9,598	9,634
4% 4/23/19 (d)	19,390	19,463
		1,531,985
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 5.2%
Alcatel-Lucent U.S.A., Inc. Tranche C, term loan 5.75% 1/30/19 (d)	$ 31,616	$ 32,090
Altice Financing SA Tranche B, term loan 5.3986% 6/24/19 (d)(f)	128,745	129,067
Cricket Communications, Inc.:
Tranche B, term loan 4.75% 10/10/19 (d)	2,978	2,989
Tranche C, term loan 4.75% 3/8/20 (d)	20,449	20,551
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (d)	77,455	77,362
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (d)	9,000	8,978
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (d)	14,537	14,610
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (d)	18,415	18,737
Genesys Telecom Holdings U.S., Inc. Tranche B, term loan 4% 2/8/20 (d)	14,925	14,776
Go Daddy Operating Co., LLC Tranche B, term loan 4.25% 12/17/18 (d)	15,971	16,031
Integra Telecom Holdings, Inc. Tranche B, term loan 5.25% 2/22/19 (d)	12,935	13,032
Intelsat Jackson Holdings SA Tranche B, term loan 4.25% 4/2/18 (d)	171,479	172,337
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (d)	13,330	13,397
Tranche B 4LN, term loan 4% 1/15/20 (d)	85,500	85,928
LTS Buyer LLC:
Tranche 1LN, term loan 4.5% 4/11/20 (d)	33,616	33,700
Tranche 2LN, term loan 8% 4/11/21 (d)	6,115	6,191
Riverbed Technology, Inc. Tranche B, term loan 4% 12/18/19 (d)	11,869	11,943
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (d)	5,992	6,007
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (d)	69,650	69,998
tw telecom, Inc. Tranche B, term loan 2.67% 4/17/20 (d)	14,554	14,590
Windstream Corp.:
Tranche B 3LN, term loan 4% 8/8/19 (d)	6,863	6,914
Tranche B 4LN, term loan 3.5% 1/23/20 (d)	34,738	34,824
		804,052
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - 0.5%
Party City Holdings, Inc. Tranche B, term loan 4.25% 7/27/19 (d)	$ 21,310	$ 21,390
Phillips-Van Heusen Corp. Tranche B, term loan 3.25% 2/13/20 (d)	62,716	62,872
		84,262
TOTAL BANK LOAN OBLIGATIONS (Cost $12,750,808)		12,830,738
Nonconvertible Bonds - 7.8%

Air Transportation - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	5,000	5,097
Continental Airlines, Inc.:
6.125% 4/29/18 (c)	3,000	3,083
9.25% 5/10/17	2,003	2,209
		10,389
Automotive - 0.7%
Delphi Corp.:
5% 2/15/23	5,000	5,250
5.875% 5/15/19	13,610	14,495
Ford Motor Credit Co. LLC 1.5164% 5/9/16 (d)	40,000	40,546
General Motors Acceptance Corp. 2.4595% 12/1/14 (d)	40,000	39,522
General Motors Financial Co., Inc. 4.75% 8/15/17 (c)	4,000	4,230
		104,043
Banks & Thrifts - 1.4%
Ally Financial, Inc.:
2.9261% 7/18/16 (d)	75,000	76,081
3.125% 1/15/16	4,000	4,071
3.4647% 2/11/14 (d)	52,000	52,183
4.625% 6/26/15	4,000	4,175
Bank of America Corp. 1.0702% 3/22/16 (d)	5,000	5,025
GMAC LLC 2.4595% 12/1/14 (d)	70,187	70,599
		212,134
Broadcasting - 0.2%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,386
Clear Channel Communications, Inc. 9% 12/15/19	8,677	8,807
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,090
Univision Communications, Inc. 6.75% 9/15/22 (c)	6,000	6,540
		30,823
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Building Materials - 0.1%
CEMEX SA de CV 4.9989% 10/15/18 (c)(d)	$ 10,000	$ 10,250
HD Supply, Inc. 7.5% 7/15/20 (c)	10,000	10,550
		20,800
Cable TV - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	15,870
5.25% 3/15/21 (c)	13,070	12,613
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	10,815	11,221
Lynx I Corp. 5.375% 4/15/21 (c)	5,000	5,025
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	7,000	6,913
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,695
		53,337
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	3,000	3,075
Chemicals - 0.0%
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	5,000	5,150
Containers - 0.6%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	5,439	5,847
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (c)	2,490	2,446
7.375% 10/15/17 (c)	10,736	11,528
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	58,325	60,221
7.125% 4/15/19	5,000	5,338
		85,380
Diversified Financial Services - 0.8%
CIT Group, Inc.:
4.75% 2/15/15 (c)	14,000	14,595
5% 5/15/17	7,000	7,525
5.25% 4/1/14 (c)	45,000	45,731
Citigroup, Inc. 1.1984% 7/25/16 (d)	10,000	10,092
International Lease Finance Corp.:
2.2044% 6/15/16 (d)	29,485	29,632
3.875% 4/15/18	7,000	7,018
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
4.875% 4/1/15	$ 4,000	$ 4,155
6.25% 5/15/19	10,000	10,900
		129,648
Diversified Media - 0.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	5,130	5,335
6.5% 11/15/22	13,870	14,564
		19,899
Electric Utilities - 0.5%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	5,000	5,250
10% 12/1/20 (c)	54,320	56,764
12.25% 3/1/22 (c)	11,000	12,650
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,135
		78,799
Energy - 0.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	7,000	6,965
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23 (c)	3,000	2,948
6.625% 10/1/20	5,645	5,927
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,000	4,080
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,784
Western Refining, Inc. 6.25% 4/1/21	5,305	5,318
		30,022
Entertainment/Film - 0.1%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,113
Regal Entertainment Group 5.75% 2/1/25	3,090	2,943
		6,056
Environmental - 0.0%
Clean Harbors, Inc. 5.25% 8/1/20	4,000	4,110
Food/Beverage/Tobacco - 0.0%
ESAL GmbH 6.25% 2/5/23 (c)	4,000	3,640
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (c)	10,000	9,900
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 0.2%
Community Health Systems, Inc. 5.125% 8/15/18	$ 10,755	$ 11,185
DaVita, Inc. 5.75% 8/15/22	8,235	8,451
Health Management Associates, Inc. 7.375% 1/15/20	3,420	3,813
Tenet Healthcare Corp. 4.75% 6/1/20	8,680	8,615
		32,064
Homebuilders/Real Estate - 0.1%
CB Richard Ellis Services, Inc. 5% 3/15/23	17,990	17,473
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (c)	3,000	2,903
		20,376
Leisure - 0.0%
Six Flags Entertainment Corp. 5.25% 1/15/21 (c)	4,000	3,930
Metals/Mining - 0.3%
CONSOL Energy, Inc. 8% 4/1/17	6,475	6,864
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (c)	24,705	25,631
New Gold, Inc. 6.25% 11/15/22 (c)	4,415	4,349
Peabody Energy Corp. 6% 11/15/18	5,000	5,275
		42,119
Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.7642% 5/15/14 (d)	11,276	11,276
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind	3,000	3,248
		14,524
Steel - 0.0%
Severstal Columbus LLC 10.25% 2/15/18	3,005	3,185
Super Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (c)	4,000	4,090
Technology - 0.5%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (c)	7,235	6,765
First Data Corp. 6.75% 11/1/20 (c)	39,130	41,429
Flextronics International Ltd. 4.625% 2/15/20	4,000	4,010
IAC/InterActiveCorp 4.75% 12/15/22	5,000	4,738
NCR Corp. 5% 7/15/22	4,000	3,940
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (c)	14,760	15,387
5.75% 3/15/23 (c)	5,000	5,150
		81,419
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 1.3%
Altice Financing SA 7.875% 12/15/19 (c)	$ 4,000	$ 4,332
DigitalGlobe, Inc. 5.25% 2/1/21 (c)	3,905	3,778
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)	20,000	20,400
iPCS, Inc. 3.5156% 5/1/14 pay-in-kind (d)	69,150	69,150
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,800
6.9% 5/1/19	5,000	5,388
Sprint Communications, Inc.:
6% 11/15/22	30,000	29,550
9% 11/15/18 (c)	3,000	3,638
Telesat Canada/Telesat LLC 6% 5/15/17 (c)	3,000	3,135
Verizon Communications, Inc.:
1.7819% 9/15/16 (d)	20,000	20,507
2.0019% 9/14/18 (d)	35,000	36,953
		200,631
TOTAL NONCONVERTIBLE BONDS (Cost $1,184,215)		1,209,543
Common Stocks - 0.2%
	Shares
Broadcasting - 0.1%
Cumulus Media, Inc. Class A (a)	229,315	1,371
ION Media Networks, Inc. (a)	2,842	1,919
		3,290
Chemicals - 0.1%
LyondellBasell Industries NV Class A	245,943	18,347
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	418
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	2,483
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A	48,650	1,866
Paper - 0.0%
White Birch Cayman Holdings Ltd. (a)	12,570	0
Publishing/Printing - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(g)	13,699	21
Common Stocks - continued
	Shares	Value (000s)
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	$ 320
TOTAL COMMON STOCKS (Cost $17,059)		27,296
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 9.4%

Fidelity Cash Central Fund, 0.09% (b) (Cost $1,453,676)	1,453,675,802	1,453,676
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $15,405,758)		15,521,253
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(56,368)
NET ASSETS - 100%		$ 15,464,885
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $374,313,000 or 2.4% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $40,854,000 and $40,952,000, respectively. The coupon rate will be determined at time of settlement.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 26
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,311
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,660	$ 1,371	$ -	$ 6,289
Financials	551	-	-	551
Materials	18,347	18,347	-	-
Telecommunication Services	320	320	-	-
Utilities	418	418	-	-
Bank Loan Obligations	12,830,738	-	12,791,184	39,554
Corporate Bonds	1,209,543	-	1,209,543	-
Other	-	-	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Money Market Funds	$ 1,453,676	$ 1,453,676	$ -	$ -
Total Investments in Securities:	$ 15,521,253	$ 1,474,132	$ 14,000,727	$ 46,394
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	90.0%
Netherlands	2.7%
Luxembourg	2.2%
Australia	1.8%
Germany	1.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,952,082)	$ 14,067,577
Fidelity Central Funds (cost $1,453,676)	1,453,676
Total Investments (cost $15,405,758)		$ 15,521,253
Cash		47,320
Receivable for investments sold		89,550
Receivable for fund shares sold		28,917
Interest receivable		53,755
Distributions receivable from Fidelity Central Funds		137
Prepaid expenses		49
Other receivables		110
Total assets		15,741,091

Liabilities
Payable for investments purchased	$ 236,233
Payable for fund shares redeemed	19,022
Distributions payable	10,123
Accrued management fee	7,143
Distribution and service plan fees payable	1,213
Other affiliated payables	1,775
Other payables and accrued expenses	697
Total liabilities		276,206

Net Assets		$ 15,464,885
Net Assets consist of:
Paid in capital		$ 15,241,182
Undistributed net investment income		122,241
Accumulated undistributed net realized gain (loss) on investments		(14,033)
Net unrealized appreciation (depreciation) on investments		115,495
Net Assets		$ 15,464,885

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,681,463 ÷ 168,235 shares)	$ 9.99

Maximum offering price per share (100/97.25 of $9.99)	$ 10.27
Class T: Net Asset Value and redemption price per share ($272,363 ÷ 27,290 shares)	$ 9.98

Maximum offering price per share (100/97.25 of $9.98)	$ 10.26
Class B: Net Asset Value and offering price per share ($23,059 ÷ 2,311 shares)A	$ 9.98

Class C: Net Asset Value and offering price per share ($959,947 ÷ 96,067 shares)A	$ 9.99

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($8,882,081 ÷ 889,857 shares)	$ 9.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,645,972 ÷ 365,555 shares)	$ 9.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2013

Investment Income
Dividends		$ 1,153
Interest		511,719
Income from Fidelity Central Funds		2,311
Total income		515,183

Expenses
Management fee	$ 70,886
Transfer agent fees	16,913
Distribution and service plan fees	13,185
Accounting fees and expenses	1,677
Custodian fees and expenses	166
Independent trustees' compensation	69
Registration fees	1,153
Audit	171
Legal	30
Miscellaneous	98
Total expenses before reductions	104,348
Expense reductions	(60)	104,288
Net investment income (loss)		410,895
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		72,218
Change in net unrealized appreciation (depreciation) on investment securities		9,078
Net gain (loss)		81,296
Net increase (decrease) in net assets resulting from operations		$ 492,191

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 410,895	$ 366,256
Net realized gain (loss)	72,218	23,583
Change in net unrealized appreciation (depreciation)	9,078	177,284
Net increase (decrease) in net assets resulting from operations	492,191	567,123
Distributions to shareholders from net investment income	(375,589)	(350,713)
Distributions to shareholders from net realized gain	(52,959)	-
Total distributions	(428,548)	(350,713)
Share transactions - net increase (decrease)	4,793,436	256,075
Redemption fees	916	419
Total increase (decrease) in net assets	4,857,995	472,904

Net Assets
Beginning of period	10,606,890	10,133,986
End of period (including undistributed net investment income of $122,241 and undistributed net investment income of $141,371, respectively)	$ 15,464,885	$ 10,606,890

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.73	$ 9.79	$ 9.31	$ 8.00
Income from Investment Operations
Net investment income (loss) C	.310	.340	.317	.391	.354
Net realized and unrealized gain (loss)	.070	.195	(.080)	.425	1.232
Total from investment operations	.380	.535	.237	.816	1.586
Distributions from net investment income	(.282)	(.325)	(.298)	(.287)	(.278)
Distributions from net realized gain	(.049)	-	-	(.050)	-
Total distributions	(.331)	(.325)	(.298)	(.337)	(.278)
Redemption fees added to paid in capital C	.001	- G	.001	.001	.002
Net asset value, end of period	$ 9.99	$ 9.94	$ 9.73	$ 9.79	$ 9.31
Total Return A,B	3.89%	5.60%	2.46%	8.96%	20.31%
Ratios to Average Net Assets D,F
Expenses before reductions	.99%	.99%	1.00%	1.03%	1.05%
Expenses net of fee waivers, if any	.99%	.99%	1.00%	1.03%	1.05%
Expenses net of all reductions	.99%	.99%	1.00%	1.03%	1.04%
Net investment income (loss)	3.11%	3.47%	3.25%	4.11%	4.09%
Supplemental Data
Net assets, end of period (in millions)	$ 1,681	$ 1,305	$ 1,587	$ 1,064	$ 518
Portfolio turnover rate E	62%	49%	54%	43%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00
Income from Investment Operations
Net investment income (loss) C	.299	.330	.312	.391	.349
Net realized and unrealized gain (loss)	.071	.195	(.070)	.416	1.228
Total from investment operations	.370	.525	.242	.807	1.577
Distributions from net investment income	(.272)	(.315)	(.293)	(.288)	(.279)
Distributions from net realized gain	(.049)	-	-	(.050)	-
Total distributions	(.321)	(.315)	(.293)	(.338)	(.279)
Redemption fees added to paid in capital C	.001	- G	.001	.001	.002
Net asset value, end of period	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Total Return A,B	3.79%	5.50%	2.51%	8.87%	20.20%
Ratios to Average Net Assets D,F
Expenses before reductions	1.09%	1.09%	1.05%	1.02%	1.04%
Expenses net of fee waivers, if any	1.09%	1.09%	1.05%	1.02%	1.04%
Expenses net of all reductions	1.09%	1.09%	1.05%	1.02%	1.04%
Net investment income (loss)	3.01%	3.37%	3.19%	4.12%	4.10%
Supplemental Data
Net assets, end of period (in millions)	$ 272	$ 241	$ 271	$ 242	$ 143
Portfolio turnover rate E	62%	49%	54%	43%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 7.99
Income from Investment Operations
Net investment income (loss) C	.256	.288	.266	.341	.305
Net realized and unrealized gain (loss)	.071	.195	(.070)	.416	1.238
Total from investment operations	.327	.483	.196	.757	1.543
Distributions from net investment income	(.229)	(.273)	(.247)	(.238)	(.235)
Distributions from net realized gain	(.049)	-	-	(.050)	-
Total distributions	(.278)	(.273)	(.247)	(.288)	(.235)
Redemption fees added to paid in capital C	.001	- G	.001	.001	.002
Net asset value, end of period	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Total Return A,B	3.35%	5.05%	2.03%	8.30%	19.74%
Ratios to Average Net Assets D,F
Expenses before reductions	1.52%	1.52%	1.52%	1.55%	1.56%
Expenses net of fee waivers, if any	1.52%	1.52%	1.52%	1.55%	1.55%
Expenses net of all reductions	1.52%	1.52%	1.52%	1.55%	1.55%
Net investment income (loss)	2.58%	2.94%	2.72%	3.59%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 24	$ 32	$ 43	$ 44
Portfolio turnover rate E	62%	49%	54%	43%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.73	$ 9.78	$ 9.31	$ 8.00
Income from Investment Operations
Net investment income (loss) C	.235	.267	.244	.321	.288
Net realized and unrealized gain (loss)	.070	.195	(.070)	.415	1.235
Total from investment operations	.305	.462	.174	.736	1.523
Distributions from net investment income	(.207)	(.252)	(.225)	(.217)	(.215)
Distributions from net realized gain	(.049)	-	-	(.050)	-
Total distributions	(.256)	(.252)	(.225)	(.267)	(.215)
Redemption fees added to paid in capital C	.001	- G	.001	.001	.002
Net asset value, end of period	$ 9.99	$ 9.94	$ 9.73	$ 9.78	$ 9.31
Total Return A,B	3.11%	4.81%	1.80%	8.05%	19.43%
Ratios to Average Net Assets D,F
Expenses before reductions	1.74%	1.74%	1.74%	1.76%	1.78%
Expenses net of fee waivers, if any	1.74%	1.74%	1.74%	1.76%	1.78%
Expenses net of all reductions	1.74%	1.74%	1.74%	1.76%	1.78%
Net investment income (loss)	2.35%	2.72%	2.50%	3.38%	3.35%
Supplemental Data
Net assets, end of period (in millions)	$ 960	$ 806	$ 852	$ 622	$ 335
Portfolio turnover rate E	62%	49%	54%	43%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00
Income from Investment Operations
Net investment income (loss) B	.337	.368	.345	.418	.377
Net realized and unrealized gain (loss)	.071	.195	(.070)	.417	1.225
Total from investment operations	.408	.563	.275	.835	1.602
Distributions from net investment income	(.310)	(.353)	(.326)	(.316)	(.304)
Distributions from net realized gain	(.049)	-	-	(.050)	-
Total distributions	(.359)	(.353)	(.326)	(.366)	(.304)
Redemption fees added to paid in capital B	.001	- F	.001	.001	.002
Net asset value, end of period	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Total Return A	4.19%	5.91%	2.86%	9.18%	20.55%
Ratios to Average Net Assets C,E
Expenses before reductions	.70%	.71%	.71%	.73%	.75%
Expenses net of fee waivers, if any	.70%	.71%	.71%	.73%	.75%
Expenses net of all reductions	.70%	.71%	.71%	.73%	.75%
Net investment income (loss)	3.39%	3.75%	3.53%	4.41%	4.39%
Supplemental Data
Net assets, end of period (in millions)	$ 8,882	$ 5,720	$ 5,399	$ 3,566	$ 2,354
Portfolio turnover rate D	62%	49%	54%	43%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 9.71	$ 9.77	$ 9.29	$ 7.99
Income from Investment Operations
Net investment income (loss) B	.332	.363	.341	.415	.379
Net realized and unrealized gain (loss)	.071	.196	(.079)	.427	1.221
Total from investment operations	.403	.559	.262	.842	1.600
Distributions from net investment income	(.305)	(.349)	(.323)	(.313)	(.302)
Distributions from net realized gain	(.049)	-	-	(.050)	-
Total distributions	(.354)	(.349)	(.323)	(.363)	(.302)
Redemption fees added to paid in capital B	.001	- F	.001	.001	.002
Net asset value, end of period	$ 9.97	$ 9.92	$ 9.71	$ 9.77	$ 9.29
Total Return A	4.15%	5.87%	2.72%	9.27%	20.54%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.75%	.75%	.76%	.77%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.76%	.77%
Expenses net of all reductions	.75%	.75%	.75%	.76%	.77%
Net investment income (loss)	3.34%	3.71%	3.50%	4.38%	4.36%
Supplemental Data
Net assets, end of period (in millions)	$ 3,646	$ 2,510	$ 1,992	$ 1,138	$ 469
Portfolio turnover rate D	62%	49%	54%	43%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and bank loan obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 226,805
Gross unrealized depreciation	(46,248)
Net unrealized appreciation (depreciation) on securities and other investments	$ 180,557

Tax Cost	$ 15,340,696

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 56,037
Capital loss carryforward	$ (12,891)
Net unrealized appreciation (depreciation)	$ 180,557

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (12,891)

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 428,548	$ 350,713

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $11,663,213 and $7,066,743, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,668	$ 75
Class T	-%	.25%	654	14
Class B	.55%	.15%	160	136
Class C	.75%	.25%	8,703	1,598
			$ 13,185	$ 1,823

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 121
Class T	17
Class B*	27
Class C*	76
$ 241

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,164.15
Class T	646.25
Class B	52.23
Class C	1,305.15
Fidelity Floating Rate High Income Fund	7,793.11
Institutional Class	4,953.16
	$ 16,913

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $52.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $8.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Class A	$ 41,401	$ 46,515
Class T	7,141	8,143
Class B	529	780
Class C	18,030	20,972
Fidelity Floating Rate High Income Fund	214,851	197,172
Institutional Class	93,637	77,131
Total	$ 375,589	$ 350,713
From net realized gain
Class A	$ 6,467	$ -
Class T	1,176	-
Class B	117	-
Class C	3,997	-
Fidelity Floating Rate High Income Fund	28,516	-
Institutional Class	12,686	-
Total	$ 52,959	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class A
Shares sold	75,563	31,124	$ 753,535	$ 305,628
Reinvestment of distributions	3,658	3,572	36,455	34,965
Shares redeemed	(42,208)	(66,588)	(421,018)	(652,113)
Net increase (decrease)	37,013	(31,892)	$ 368,972	$ (311,520)
Class T
Shares sold	10,009	2,896	$ 99,597	$ 28,402
Reinvestment of distributions	727	704	7,232	6,885
Shares redeemed	(7,688)	(7,230)	(76,547)	(70,751)
Net increase (decrease)	3,048	(3,630)	$ 30,282	$ (35,464)
Class B
Shares sold	663	156	$ 6,596	$ 1,519
Reinvestment of distributions	50	59	495	579
Shares redeemed	(851)	(1,070)	(8,474)	(10,460)
Net increase (decrease)	(138)	(855)	$ (1,383)	$ (8,362)
Class C
Shares sold	30,392	12,695	$ 303,076	$ 124,701
Reinvestment of distributions	1,609	1,512	16,022	14,794
Shares redeemed	(17,011)	(20,709)	(169,644)	(202,835)
Net increase (decrease)	14,990	(6,502)	$ 149,454	$ (63,340)

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Fidelity Floating Rate High Income Fund
Shares sold	483,346	164,358	$ 4,812,772	$ 1,610,907
Reinvestment of distributions	20,114	16,695	200,158	163,381
Shares redeemed	(189,555)	(160,631)	(1,887,500)	(1,569,854)
Net increase (decrease)	313,905	20,422	$ 3,125,430	$ 204,434
Institutional Class
Shares sold	203,411	109,592	$ 2,024,367	$ 1,074,762
Reinvestment of distributions	5,909	3,772	58,759	36,919
Shares redeemed	(96,688)	(65,596)	(962,445)	(641,354)
Net increase (decrease)	112,632	47,768	$ 1,120,681	$ 470,327

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Floating Rate High Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	12/09/13	12/06/13	$0.036
Class T	12/09/13	12/06/13	$0.036
Class B	12/09/13	12/06/13	$0.036
Class C	12/09/13	12/06/13	$0.036

A total of 0.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $318,724,014 of distributions paid during the period January 1, 2013 to October 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Floating Rate High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in April 2013.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or, in the case of the fund, underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Fidelity Advisor Floating Rate High Income Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Floating Rate High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2012 and the total expense ratio of Class T ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AFR-UANN-1213
1.784741.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Floating Rate High Income

Fund - Institutional Class

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class	4.15%	8.33%	4.50%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Floating Rate High Income Fund - Institutional Class on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the S&P®/LSTA Leveraged Performing Loan Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Relative to other fixed-income sectors, floating-rate bank loans performed well for the 12 months ending October 31, 2013, as they were one of the few asset classes to post a positive return against the backdrop of negative performance in most U.S. and non-U.S. investment-grade categories. For the year, the S&P®/LSTA Leveraged Performing Loan Index gained 5.47%, rising in all but two months of the period, with January and July being particularly strong. Steady new issuance and refinancing activity were more than matched by robust demand for leveraged-loan securities, particularly from mutual funds and collateralized loan obligations - securities in which business loans are pooled to create a diversified income stream. Rising interest rates helped spur investors' appetite for bank-loan securities, given that their coupons - or stated interest rates - move higher as shorter-term rates rise. Leveraged-loan mutual funds accounted for about 31% of the market at period end, up from 16% at the end of 2012, while assets under management expanded by 77% for the year-to-date through October 31. Supply increased during the period's second half due to a surge in merger-and-acquisition activity, which included several high-profile multibillion-dollar leveraged buyout deals.

Comments from Eric Mollenhauer, who became Portfolio Manager of Fidelity Advisor® Floating Rate High Income Fund on April 1, 2013: For the year, the fund's Institutional Class shares rose 4.15%, trailing the S&P®/LSTA index. During a period in which more-speculative securities tended to perform the best, the fund was relatively conservatively positioned, with an overweighting in BB-rated bonds and underweightings in the better-performing B- and CCC-rated parts of the market. Additionally, our sizable cash stake dampened performance in a rallying market and was the biggest individual detractor. From an industry perspective, there were few pockets of weakness in the market during the period, so detractors were either underweighted positions in outperforming index components, or investments in securities that lagged the benchmark. These included mass-media provider Clear Channel Communications, distressed Texas electric utility TXU Energy, hotel and casino operator Harrah's Entertainment, cable & satellite company Charter Communications, and hospital operator HCA. On the plus side, underweighting textbook publisher Cengage Learning worked well, as did avoiding utility and index member Longview. Investments in Altice Financing, which is Israel's leading cable TV provider, and Netherlands-based chemicals producer LyondellBasell Industries - the latter of which was not in the index - also aided relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	.98%
Actual		$ 1,000.00	$ 1,010.00	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.27	$ 4.99
Class T	1.08%
Actual		$ 1,000.00	$ 1,009.60	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.76	$ 5.50
Class B	1.51%
Actual		$ 1,000.00	$ 1,007.40	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Class C	1.73%
Actual		$ 1,000.00	$ 1,006.20	$ 8.75
HypotheticalA		$ 1,000.00	$ 1,016.48	$ 8.79
Fidelity Floating Rate High Income Fund	.70%
Actual		$ 1,000.00	$ 1,011.50	$ 3.55
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,011.20	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.2	5.2
H.J. Heinz Co.	2.6	2.3
Hilton Worldwide Finance, LLC	2.4	0.0
Community Health Systems, Inc.	2.1	2.6
First Data Corp.	2.0	2.3
	12.3
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	12.3	16.2
Technology	10.4	7.6
Electric Utilities	6.6	5.4
Telecommunications	6.5	9.0
Cable TV	4.7	6.3
Quality Diversification (% of fund's net assets)
As of October 31, 2013	As of April 30, 2013
BBB 5.2%	BBB 3.3%
BB 45.0%	BB 44.8%
B 34.9%	B 32.8%
CCC,CC,C 2.5%	CCC,CC,C 2.0%
D 0.0%†	D 0.0%†
Not Rated 3.2%	Not Rated 8.8%
Equities 0.2%	Equities 0.2%
Short-Term Investments and Net Other Assets 9.0%	Short-Term Investments and Net Other Assets 8.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Bank Loan Obligations 83.0%		Bank Loan Obligations 81.1%
	Nonconvertible Bonds 7.8%		Nonconvertible Bonds 10.6%
	Common Stocks 0.2%		Common Stocks 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 9.0%		Short-Term Investments and Net Other Assets (Liabilities) 8.1%
* Foreign investments	10.0%	** Foreign investments	10.2%

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Bank Loan Obligations (e) - 83.0%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.1%
Aeroflex, Inc. Tranche B, term loan 4.5% 11/9/19 (d)	$ 4,796	$ 4,838
Spirit Aerosystems, Inc. Tranche B, term loan 3.75% 4/18/19 (d)	7,865	7,885
TransDigm, Inc.:
Tranche B, term loan 3.5% 2/14/17 (d)	12,878	12,926
Tranche C, term loan 3.75% 2/28/20 (d)	145,616	145,980
		171,629
Air Transportation - 0.3%
Delta Air Lines, Inc. Tranche B 1LN, term loan 4% 10/18/18 (d)	13,945	14,015
Northwest Airlines Corp. Tranche B, term loan 3.75% 12/22/13 (d)	1,547	1,520
U.S. Airways, Inc. Tranche B 2LN, term loan 3.5% 11/23/16 (d)	25,000	25,063
		40,598
Automotive - 1.8%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (d)	14,359	14,503
Allison Transmission, Inc.:
Tranche B 2LN, term loan 3.18% 8/7/17 (d)	35,271	35,492
Tranche B 3LN, term loan 3.75% 8/23/19 (d)	7,778	7,817
Chrysler Group LLC Tranche B, term loan 4.25% 5/24/17 (d)	89,643	90,316
Federal-Mogul Corp.:
Tranche B, term loan 2.1175% 12/27/14 (d)	30,176	29,874
Tranche C, term loan 2.1175% 12/27/15 (d)	17,805	17,627
Schaeffler AG Tranche C, term loan 4.25% 1/27/17 (d)	41,000	41,205
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 4.75% 4/30/19 (d)	21,500	21,715
Tower Automotive Holdings U.S.A. LLC Tranche B, term loan 4.75% 4/23/20 (d)	24,875	25,124
		283,673
Broadcasting - 3.0%
Clear Channel Capital I LLC Tranche B, term loan 3.818% 1/29/16 (d)	28,957	28,160
Clear Channel Communications, Inc. Tranche D, term loan 6.9291% 1/30/19 (d)	43,720	41,589
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (d)	4,963	4,975
NEP/NCP Holdco, Inc.:
Tranche 2LN, term loan 9.5% 7/22/20 (d)	2,857	2,943
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
NEP/NCP Holdco, Inc.: - continued
Tranche B, term loan 4.75% 2/13/20 (d)	$ 11,910	$ 11,955
Nielsen Finance LLC Tranche E, term loan 2.9238% 5/1/16 (d)	170,473	171,112
Nine Entertainment (DELAWARE) Tranche B, term loan 3.25% 2/5/20 (d)	11,940	11,880
TWCC Holding Corp. term loan 3.5% 2/11/17 (d)	58,081	58,226
Univision Communications, Inc.:
term loan 4.5% 3/1/20 (d)	85,271	85,804
Tranche 1LN, term loan 4.5% 3/1/20 (d)	28,834	29,014
Tranche C 3LN, term loan 4% 3/1/20 (d)	9,950	9,950
		455,608
Building Materials - 1.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 3/27/20 (d)	35,084	35,084
Armstrong World Industries, Inc. Tranche B, term loan 3.5% 3/15/20 (d)	28,855	28,965
Continental Building Products Tranche B 1LN, term loan 4.5% 8/28/20 (d)	15,960	15,960
HD Supply, Inc. Tranche B 1LN, term loan 4.5% 10/12/17 (d)	26,675	26,843
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (d)	42,937	42,937
		149,789
Cable TV - 4.3%
Atlantic Broad Tranche B, term loan 3.25% 11/30/19 (d)	27,534	27,465
CCO Holdings, LLC Tranche 3LN, term loan 2.6791% 9/6/14 (d)	69,097	69,097
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (d)	127,369	127,369
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (d)	44,209	43,878
Tranche F, term loan 3% 1/3/21 (d)	95,186	94,473
CSC Holdings LLC Tranche B, term loan 2.668% 4/17/20 (d)	133,998	133,168
Mediacom Broadband LLC Tranche H, term loan 3.25% 1/29/21 (d)	16,459	16,397
Mediacom LLC Tranche E, term loan 4.5% 10/23/17 (d)	2,873	2,866
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (d)	6,853	6,882
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
UPC Broadband Holding BV:
Tranche AF, term loan 4% 1/31/21 (d)	$ 16,000	$ 16,080
Tranche AH, term loan 3.25% 6/30/21 (d)	34,000	33,830
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (d)	55,000	54,931
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (d)	32,835	33,163
		659,599
Capital Goods - 0.5%
Apex Tool Group, LLC Tranche B, term loan 4.5% 2/1/20 (d)	15,920	15,960
Doncasters PLC:
Tranche B 1LN, term loan 5.5% 4/9/20 (d)	19,900	19,900
Tranche B 2LN, term loan 9.5% 10/9/20 (d)	8,000	7,961
Husky Intermediate, Inc. Tranche B, term loan 4.25% 6/30/18 (d)	4,000	4,025
SRAM LLC. Tranche B, term loan 4% 4/4/20 (d)	35,887	35,528
		83,374
Chemicals - 2.0%
Celanese Holdings LLC Revolving Credit-Linked Deposit 1.6789% 4/2/14 (d)	18,396	18,396
Chemtura Corp. Tranche B, term loan 3.5% 8/27/16 (d)	11,187	11,238
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 5/1/20 (d)	39,601	40,096
Edwards Ltd. Tranche B, term loan 4.75% 3/22/20 (d)	7,643	7,633
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (d)	2,963	2,970
Huntsman International LLC Tranche B, term loan 2.717% 4/19/17 (d)	11,900	11,885
INEOS U.S. Finance LLC Tranche B, term loan 4% 5/4/18 (d)	67,069	67,321
MacDermid, Inc. Tranche B 1LN, term loan 4% 6/7/20 (d)	39,747	39,846
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 5.9981% 11/18/14 (d)	1,996	2,011
Royal Adhesives & Sealants LLC Tranche B 1LN, term loan 5.5% 7/31/18 (d)	15,805	15,963
Taminco Global Chemical Corp. Tranche B 2LN, term loan 4.25% 2/15/19 (d)	6,762	6,796
Tata Chemicals North America, Inc. Tranche B, term loan 3.75% 8/9/20 (d)	12,968	12,935
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (d)	$ 19,950	$ 20,050
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 2/1/20 (d)	54,725	55,272
		312,412
Consumer Products - 1.2%
Jarden Corp.:
Tranche A 1LN, term loan 2.168% 3/31/16 (d)	4,963	4,963
Tranche B, term loan 2.668% 3/31/18 (d)	28,703	28,703
NBTY, Inc. Tranche B 2LN, term loan 3.5% 10/1/17 (d)	14,179	14,268
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (d)	31,000	31,116
Tranche B, term loan 4% 11/19/17 (d)	13,500	13,568
Spotless Holdings Ltd. Tranche 1LN, term loan 5% 10/2/18 (d)	30,000	30,225
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (d)	15,287	14,675
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (d)	19,356	19,356
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (d)	29,053	28,617
		185,491
Containers - 1.6%
Berlin Packaging,LLC:
Tranche 1LN, term loan 4.75% 3/28/19 (d)	7,570	7,627
Tranche 2LN, term loan 8.75% 3/28/20 (d)	3,855	3,913
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (d)	110,662	110,385
Berry Plastics Holding Corp. Tranche C, term loan 2.168% 4/3/15 (d)	4,689	4,688
BWAY Holding Co. Tranche B, term loan 4.5% 8/31/17 (d)	15,225	15,301
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (d)	8,890	8,957
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.75% 9/28/18 (d)	98,010	98,868
Tricorbraun, Inc. Tranche B, term loan 4% 4/30/18 (d)	3,950	3,950
		253,689
Diversified Financial Services - 2.1%
AlixPartners LLP Tranche B2 1LN, term loan 5% 7/10/20 (d)	20,000	20,150
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (d)	14,920	14,995
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/18 (d)	$ 15,296	$ 15,411
Flying Fortress, Inc. term loan 3.5% 6/30/17 (d)	97,833	97,833
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (d)	4,089	4,115
Home Loan Servicing Solutions Ltd. Tranche B, term loan 4.5% 6/27/20 (d)	14,713	14,860
LPL Holdings, Inc. Tranche B, term loan 3.25% 3/29/19 (d)	33,012	32,930
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (d)	30,770	31,232
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 5% 10/1/19 (d)	20,388	20,388
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (d)	22,885	23,057
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (d)	24,938	24,969
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (d)	27,675	27,848
		327,788
Diversified Media - 0.6%
Advanstar Communications, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (d)	8,458	8,405
Media General, Inc. Tranche B. term loan 0.5% 7/31/20 (d)(f)	24,790	24,883
WMG Acquisition Corp. term loan 3.75% 7/1/20 (d)	55,992	55,852
		89,140
Electric Utilities - 6.1%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
0.5% 8/13/19 (d)(f)	2,947	2,918
6.375% 8/13/19 (d)	45,053	44,602
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (d)	85,556	83,738
Tranche B 2LN, term loan 3.25% 1/31/22 (d)	54,598	53,847
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (d)	11,775	11,819
Tranche B 3LN, term loan 4% 10/9/19 (d)	29,712	29,824
Tranche B, term loan 4% 4/1/18 (d)	118,984	119,431
Covanta Energy Corp. Tranche B, term loan 3.5% 3/28/19 (d)	15,785	15,824
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (d)	25,895	25,895
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (d)	23,843	23,962
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
EquiPower Resources Holdings LLC: - continued
Tranche C, term loan 4.25% 12/31/19 (d)	$ 24,938	$ 25,062
Essential Power LLC Tranche B, term loan 4.25% 8/8/19 (d)	7,758	7,777
InterGen NV Tranche B, term loan 5.5% 6/13/20 (d)	31,367	31,289
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (d)	82,836	83,457
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (d)	99,087	98,963
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (d)	62,936	63,408
The AES Corp. Tranche B, term loan 3.75% 6/1/18 (d)	65,617	66,109
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/26/20 (d)	15,905	15,865
TXU Energy LLC Tranche B, term loan:
3.7042% 10/10/14 (d)	64,017	42,971
4.7042% 10/10/17 (d)	108,522	72,845
USIC Holdings, Inc. Tranche B, term loan 4.75% 7/10/20 (d)	16,459	16,541
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (d)	2,856	2,913
		939,060
Energy - 2.5%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (d)	8,822	9,153
Atlas Energy LP Tranche B, term loan 6.5% 7/31/19 (d)	8,110	8,252
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (d)	49,000	50,103
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (d)	16,200	16,200
EP Energy LLC term loan 4.5% 4/30/19 (d)	1,500	1,500
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (d)	42,333	42,333
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (d)	70,000	71,050
Tranche B 1LN, term loan 3.875% 9/30/18 (d)	30,000	30,225
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (d)	13,097	13,146
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (d)	2,848	2,884
MRC Global, Inc. Tranche B, term loan 6% 11/9/19 (d)	26,730	26,830
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (d)	24,593	24,747
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Panda Sherman Power, LLC term loan 9% 9/14/18 (d)	$ 5,000	$ 5,113
Panda Temple Power, LLC term loan 7.25% 4/3/19 (d)	11,000	11,289
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (d)	32,393	32,515
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (d)	15,000	15,095
Vantage Drilling Co. Tranche B, term loan:
5.75% 3/28/19 (d)	14,925	15,112
6.25% 10/25/17 (d)	4,442	4,453
		380,000
Entertainment/Film - 0.8%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (d)	24,887	24,887
Cinemark U.S.A., Inc. Tranche B, term loan 3.1765% 12/18/19 (d)	24,788	24,912
Digital Cinema Implementation Partners, LLC Tranche B, term loan 3.25% 5/17/21 (d)	57,394	57,179
Live Nation Entertainment, Inc. Tranche B, term loan 3.5% 8/16/20 (d)	19,455	19,455
		126,433
Environmental - 0.4%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (d)	35,730	35,953
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (d)	19,875	19,875
		55,828
Food & Drug Retail - 1.7%
Albertson's LLC:
Tranche B 1LN, term loan 4.25% 3/21/16 (d)	17,721	17,810
Tranche B 2LN, term loan 4.75% 3/21/19 (d)	33,039	33,163
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (d)	10,104	9,688
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (d)	50,694	51,011
PRA Holdings, Inc. Tranche B, term loan 5% 9/23/20 (d)	20,000	20,000
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (d)	48,258	48,378
Tranche 2 LN2, term loan 4.875% 6/21/21 (d)	25,210	25,494
Tranche 2LN, term loan 5.75% 8/21/20 (d)	13,590	13,913
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - continued
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/12/20 (d)	$ 26,320	$ 26,353
SUPERVALU, Inc. Tranche B, term loan 5% 3/21/19 (d)	14,898	15,010
		260,820
Food/Beverage/Tobacco - 3.8%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (d)	3,000	3,030
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (d)	42,893	43,000
Tranche B 2LN, term loan 8.25% 11/30/20 (d)	10,000	10,075
Constellation Brands, Inc. Tranche B, term loan 2.75% 5/2/20 (d)	34,931	34,887
Del Monte Foods Co. Tranche B, term loan 4% 3/8/18 (d)	9,252	9,252
Earthbound Holdings III LLC Tranche B, term loan 5.7678% 12/21/16 (d)	6,447	6,455
H.J. Heinz Co.:
Tranche B 1LN, term loan 3.25% 6/7/19 (d)	24,938	25,062
Tranche B 2LN, term loan 3.5% 6/7/20 (d)	364,387	366,664
JBS U.S.A. LLC Tranche B, term loan 3.75% 5/25/18 (d)	21,835	21,917
Michael Foods, Inc. Tranche B, term loan 4.25% 2/25/18 (d)	18,918	19,060
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (d)	52,000	52,130
		591,532
Gaming - 3.7%
Affinity Gaming LLC Tranche B, term loan 5.5% 11/9/17 (d)	3,835	3,873
Bally Technologies, Inc. Tranche B, term loan 8/22/20	29,730	29,804
Boyd Gaming Corp. Tranche B, term loan 4% 8/14/20 (d)	27,000	27,000
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)	57,870	57,074
Centaur Acquisition LLC Tranche 1LN, term loan 5.25% 2/20/19 (d)	4,975	4,994
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (d)	73,345	73,990
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (d)	9,000	9,405
Harrah's Entertainment, Inc. Tranche B 4LN, term loan 9.5% 10/31/16 (d)	3,929	3,929
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Las Vegas Sands Corp. term loan 2.67% 11/23/15 (d)	$ 5,815	$ 5,800
Las Vegas Sands LLC:
Tranche B, term loan:
1.67% 5/23/14 (d)	29,731	29,694
2.67% 11/23/16 (d)	20,799	20,773
Tranche I, term loan:
1.67% 5/23/14 (d)	6,072	6,064
2.67% 11/23/16 (d)	4,180	4,175
MGM Mirage Tranche A, term loan 2.918% 12/20/17 (d)	6,948	6,930
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (d)	100,045	100,045
Motor City Casino Tranche B, term loan 5% 3/1/17 (d)	4,362	4,395
Pinnacle Entertainment, Inc.:
Tranche B 1LN, term loan 3.75% 8/13/16 (d)	15,006	15,081
Tranche B 2LN, term loan 3.75% 8/13/20 (d)	34,030	33,987
Scientific Games Corp. Tranche B, term loan 4.25% 10/18/20 (d)	79,000	78,803
Seminole Tribe of Florida Tranche B, term loan 3% 4/10/20 (d)	14,195	14,195
Shingle Springs Tribal Gaming Authority Tranche B, term loan 6.25% 8/29/19 (d)	8,160	8,150
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (d)	16,915	17,106
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (d)	14,465	14,320
		569,587
Healthcare - 12.1%
Alkermes, Inc. term loan 3.5% 9/25/19 (d)	13,642	13,711
Apria Healthcare Group, Inc. Tranche B, term loan 6.75% 4/5/20 (d)	28,440	28,832
Biomet, Inc. Term B 2LN, term loan 3.69% 7/25/17 (d)	46,798	46,798
BioScrip, Inc.:
Tranche B, term loan 6.5% 7/31/20 (d)	9,122	9,053
Tranche DD, term loan 6.5% 7/31/20 (d)	5,473	5,432
Carestream Health, Inc. Tranche B 1LN, term loan 5% 6/7/19 (d)	85,759	86,197
Community Health Systems, Inc. term loan 3.7602% 1/25/17 (d)	303,745	304,884
DaVita, Inc.:
Tranche A, term loan 2.92% 10/20/15 (d)	42,172	42,067
Tranche B 2LN, term loan 4% 8/21/19 (d)	76,423	76,805
Tranche B, term loan 4.5% 10/20/16 (d)	85,123	85,549
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
DJO Finance LLC Tranche B, term loan 4.75% 9/15/17 (d)	$ 7,841	$ 7,909
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (d)	53,155	51,361
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (d)	36,741	36,925
Endo Health Solutions, Inc. Tranche B, term loan 4% 6/17/18 (d)	4,931	4,931
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (d)	27,988	28,093
HCA, Inc.:
Tranche A 4LN, term loan 2.668% 2/2/16 (d)	294,207	293,854
Tranche B 4LN, term loan 2.918% 5/1/18 (d)	36,050	36,097
Tranche B 5LN, term loan 2.9981% 3/31/17 (d)	171,750	172,179
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (d)	25,279	24,520
Health Management Associates, Inc. Tranche B, term loan 3.5% 11/18/18 (d)	43,088	43,034
Hologic, Inc. Tranche B, term loan 3.75% 8/1/19 (d)	13,629	13,714
IASIS Healthcare LLC Tranche B 2LN, term loan 4.5% 5/3/18 (d)	34,738	35,043
Ikaria Acquisition, Inc. Tranche B 1LN, term loan 7.25% 7/3/18 (d)	29,605	29,605
IMS Health, Inc. Tranche B 1LN, term loan 3.75% 9/1/17 (d)	12,331	12,409
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (d)	13,756	13,825
LifePoint Hospitals, Inc. Tranche B, term loan 2.68% 7/24/17 (d)	14,888	14,943
MModal, Inc. Tranche B, term loan 7.75% 8/17/19 (d)	6,511	5,925
Par Pharmaceutical Companies, Inc. Tranche B 1LN, term loan 4.25% 9/28/19 (d)	8,910	8,955
Quintiles Transnational Corp.:
Tranche B 1LN, term loan 4.5% 6/8/18 (d)	4,872	4,872
Tranche B, term loan 4% 6/8/18 (d)	13,872	13,872
Rural/Metro Corp.:
term loan 8.8685% 3/1/14 (d)(f)	1,675	1,679
Tranche B, term loan 5.75% 6/30/18 (d)	5,830	5,583
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 4.5% 6/29/18 (d)	6,918	6,935
Tranche 2LN, term loan 9% 6/29/19 (d)	3,000	3,000
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (d)	6,784	6,767
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Team Health, Inc. Tranche B, term loan 3.75% 6/29/18 (d)	$ 6,843	$ 6,791
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 7/3/20 (d)	5,545	5,600
Tranche B 1LN, term loan 5.25% 7/3/19 (d)	6,930	6,999
Universal Health Services, Inc. Tranche A, term loan 1.7606% 11/15/15 (d)	10,671	10,617
Valeant Pharmaceuticals International:
Tranche BC 2LN, term loan 3.75% 12/11/19 (d)	30,613	30,651
Tranche BD 2LN, term loan 3.75% 2/13/19 (d)	51,642	52,094
Tranche E, term loan 4.5% 8/5/20 (d)	171,906	174,270
VWR Funding, Inc. Tranche B, term loan 4.168% 4/3/17 (d)	12,208	12,238
		1,874,618
Homebuilders/Real Estate - 0.7%
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9297% 3/28/21 (d)	20,107	20,107
RE/MAX LLC Tranche B, term loan 4% 7/31/20 (d)	6,983	6,965
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (d)	3,341	3,341
Realogy Group LLC Tranche B, term loan 4.5% 3/5/20 (d)	81,590	82,406
		112,819
Hotels - 3.0%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (d)	15,420	15,806
Tranche B 1LN, term loan 4.25% 6/27/20 (d)	35,070	35,377
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (d)	364,860	367,126
Playa Resorts Holding BV Tranche B, term loan 4.75% 8/9/19 (d)	37,950	38,377
		456,686
Insurance - 0.4%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (d)	7,676	7,676
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 3% 9/28/16 (d)	4,800	4,830
Tranche B 2LN, term loan 3.75% 9/28/18 (d)	16,861	16,840
HUB International Ltd. Tranche B, term loan 4.75% 10/2/20 (d)	25,000	25,188
		54,534
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Leisure - 0.5%
Cedar Fair LP Tranche B, term loan 3.25% 3/6/20 (d)	$ 9,199	$ 9,211
ClubCorp Club Operations, Inc. Tranche B, term loan 4% 7/24/20 (d)	8,912	8,990
SeaWorld Parks & Entertainment, Inc. Tranche B 2LN, term loan 3% 5/13/20 (d)	34,913	34,563
Seminole Hard Rock Entertainment, Inc. Tranche B, term loan 3.5% 5/14/20 (d)	9,661	9,661
Six Flags, Inc. Tranche B, term loan 4.0007% 12/20/18 (d)	14,781	14,837
		77,262
Metals/Mining - 3.9%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (d)	34,825	33,345
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (d)	6,948	6,994
Tranche B 2LN, term loan 8.75% 1/25/21 (d)	3,000	3,026
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (d)	37,168	36,102
Fairmount Minerals Ltd. Tranche B 2LN, term loan 5% 9/5/19 (d)	26,725	26,959
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (d)	188,153	188,388
Murray Energy Corp. Tranche B, term loan 4.75% 5/17/19 (d)	4,489	4,461
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (d)	65,330	65,657
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (d)	20,000	20,400
Tranche B 1LN, term loan 4.25% 7/19/19 (d)	12,680	12,791
Pact Group (U.S.A.), Inc. Tranche B, term loan 3.75% 5/29/20 (d)	44,119	43,677
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (d)	70,000	69,913
U.S. Silica Co. Tranche B, term loan 4% 7/23/20 (d)	24,399	24,429
Walter Energy, Inc.:
Tranche A, term loan 5.7436% 4/1/16 (d)	12,225	12,011
Tranche B, term loan 6.75% 4/1/18 (d)	56,458	55,611
		603,764
Paper - 0.0%
Bear Island Paper Co. LLC Tranche B 2LN, term loan 13% 9/13/17	229	200
Publishing/Printing - 1.5%
Cenveo Corp. Tranche B, term loan 6.25% 4/5/20 (d)	9,308	9,460
Dex Media East LLC term loan 6% 10/24/14 (d)	6,344	4,805
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Dex Media West LLC/Dex Media West Finance Co. term loan 8% 10/24/14 (d)	$ 1,455	$ 1,204
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (d)	34,802	30,496
Houghton Mifflin Harcourt Publishing Co. term loan 5.25% 5/22/18 (d)	19,961	19,961
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (d)	18,905	19,212
Multi Packaging Solutions, Inc. Tranche B, term loan 4.25% 8/15/20 (d)	7,000	7,018
Newsday LLC Tranche A, term loan 3.668% 10/12/16 (d)	14,769	14,815
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (d)	13,476	13,409
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (d)	103,240	103,240
Tribune Co. term loan 4% 12/31/19 (d)	11,910	11,910
		235,530
Restaurants - 0.7%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (d)	33,309	33,392
DineEquity, Inc. Tranche B 2LN, term loan 3.75% 10/19/17 (d)	6,483	6,548
Dunkin Brands, Inc. Tranche B 3LN, term loan 3.75% 2/14/20 (d)	52,098	52,229
Focus Brands, Inc. Trancher B 1LN, term loan 4.257% 2/21/18 (d)	5,013	4,988
Landry's Restaurants, Inc. Tranche B, term loan 4.75% 4/24/18 (d)	9,790	9,861
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (d)	4,963	4,988
		112,006
Services - 3.1%
ARAMARK Corp.:
Credit-Linked Deposit 2.0541% 1/26/14 (d)	2,528	2,509
Credit-Linked Deposit 3.6791% 7/26/16 (d)	3,579	3,574
Tranche B, term loan:
3.7031% 7/26/16 (d)	44,169	44,114
4% 8/22/19 (d)	10,000	10,050
Tranche C, term loan 3.7481% 7/26/16 (d)	73,455	73,363
3.6791% 7/26/16 (d)	4,666	4,654
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (d)	$ 14,925	$ 14,869
Brickman Group Holdings, Inc. Tranche B 2LN, term loan 3.2594% 10/14/16 (d)	1,765	1,770
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4.0001% 1/30/20 (d)	23,443	23,560
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (d)	15,000	15,000
Hertz Corp.:
Tranche B 2LN, term loan 3% 3/11/18 (d)	57,987	58,132
Tranche B, term loan 3.75% 3/11/18 (d)	22,746	22,860
Interactive Data Corp. Tranche B 2LN, term loan 3.75% 2/11/18 (d)	32,578	32,578
KAR Auction Services, Inc. Tranche B, term loan 3.75% 5/8/17 (d)	31,951	32,111
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (d)	37,594	37,782
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan 4.25% 6/12/18 (d)	14,963	15,057
ServiceMaster Co.:
term loan 4.25% 1/31/17 (d)	55,630	54,795
Tranche B2, term loan 4.43% 1/31/17 (d)	21,720	21,394
The Geo Group, Inc. Tranche B, term loan 3.25% 4/1/20 (d)	5,970	5,992
TMS International Corp. Tranche B, term loan 4.5% 10/16/20 (d)	7,310	7,310
		481,474
Shipping - 0.3%
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (d)	29,500	29,648
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (d)	18,000	18,090
		47,738
Super Retail - 2.7%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (d)	31,066	31,299
Bass Pro Group LLC Tranche B, term loan 4% 11/20/19 (d)	18,517	18,656
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 4.25% 9/26/19 (d)	42,083	42,083
Tranche 2LN, term loan 9.75% 3/26/20 (d)	11,000	11,220
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4.75% 7/26/19 (d)	11,646	11,762
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
J. Crew Group, Inc. Tranche B 1LN, term loan 4% 3/7/18 (d)	$ 47,719	$ 47,957
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (d)	49,626	48,075
Michaels Stores, Inc. Tranche B, term loan 3.75% 1/28/20 (d)	22,945	22,945
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (d)	40,565	40,768
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (d)	22,677	22,790
Tranche B, term loan 3.75% 3/30/18 (d)	1,918	1,921
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (d)	82,420	82,626
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (d)	12,704	12,783
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (d)	7,819	7,819
Toys 'R' Us, Inc. Tranche B2, term loan 5.25% 5/25/18 (d)	8,457	7,590
Wesco Distribution, Inc. Tranche B, term loan 4.5% 12/12/19 (d)	7,436	7,464
		417,758
Technology - 9.9%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (d)	156,000	156,593
Ancestry.com, Inc.:
Tranche B 2LN, term loan 4.25% 5/15/18 (d)	10,305	10,357
Tranche B, term loan 5.25% 12/28/18 (d)	26,496	26,662
Avaya, Inc.:
Tranche B 3LN, term loan 4.7621% 10/26/17 (d)	37,209	34,325
Tranche B 5LN, term loan 8% 3/31/18 (d)	10,905	10,605
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (d)	21,205	21,050
5% 9/10/20 (d)	189,455	191,586
Ceridian Corp. Tranche B, term loan 4.42% 5/9/17 (d)	31,996	32,196
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (d)	24,239	24,179
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.5% 4/29/20 (d)	57,496	57,280
Dealer Computer Services, Inc. Tranche BA 2LN, term loan 2.1681% 4/21/16 (d)	15,123	15,048
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (d)	45,000	44,721
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Fibertech Networks, LLC Tranche B, term loan 4.5% 12/18/19 (d)	$ 6,948	$ 6,974
First Data Corp.:
term loan:
4.17% 3/24/17 (d)	118,529	118,529
4.17% 3/24/18 (d)	99,079	99,327
Tranche B, term loan 4.17% 9/24/18 (d)	53,162	53,295
Freescale Semiconductor, Inc.:
Tranche B 3LN, term loan 4.75% 12/1/16 (d)	10,945	11,000
Tranche B 4LN, term loan 5% 3/1/20 (d)	96,043	97,003
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (d)	56,843	56,274
Genpact Ltd. Tranche B, term loan 3.5% 8/30/19 (d)	13,895	13,965
Infor U.S., Inc. Tranche B 3LN, term loan 3.75% 6/3/20 (d)	24,738	24,676
Information Resources, Inc. Tranche B, term loan 4.75% 9/30/20 (d)	20,000	20,100
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (d)	42,434	42,540
Tranche 2LN, term loan 8.25% 5/22/21 (d)	13,454	13,521
Kronos, Inc. Tranche B 1LN, term loan 4.5% 10/30/19 (d)	24,813	24,875
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (d)	12,607	12,701
Nuance Communications, Inc. Tranche C, term loan 2.92% 8/7/19 (d)	28,748	28,712
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (d)	76,975	77,938
Tranche C, term loan 4.75% 1/11/20 (d)	26,798	27,065
Rovi Corp. Tranche A, term loan 2.67% 2/7/16 (d)	5,107	5,082
Sensata Technologies BV Tranche B, term loan 3.75% 5/12/18 (d)	16,112	16,293
Sophia L.P. Tranche B, term loan 4.5% 7/19/18 (d)	13,031	13,162
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9243% 2/28/17 (d)	34,878	34,878
Tranche D, term loan 4.5% 12/17/19 (d)	17,036	17,143
Tranche E, term loan 4% 3/8/20 (d)	62,685	63,233
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (d)	9,598	9,634
4% 4/23/19 (d)	19,390	19,463
		1,531,985
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 5.2%
Alcatel-Lucent U.S.A., Inc. Tranche C, term loan 5.75% 1/30/19 (d)	$ 31,616	$ 32,090
Altice Financing SA Tranche B, term loan 5.3986% 6/24/19 (d)(f)	128,745	129,067
Cricket Communications, Inc.:
Tranche B, term loan 4.75% 10/10/19 (d)	2,978	2,989
Tranche C, term loan 4.75% 3/8/20 (d)	20,449	20,551
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (d)	77,455	77,362
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (d)	9,000	8,978
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (d)	14,537	14,610
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (d)	18,415	18,737
Genesys Telecom Holdings U.S., Inc. Tranche B, term loan 4% 2/8/20 (d)	14,925	14,776
Go Daddy Operating Co., LLC Tranche B, term loan 4.25% 12/17/18 (d)	15,971	16,031
Integra Telecom Holdings, Inc. Tranche B, term loan 5.25% 2/22/19 (d)	12,935	13,032
Intelsat Jackson Holdings SA Tranche B, term loan 4.25% 4/2/18 (d)	171,479	172,337
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (d)	13,330	13,397
Tranche B 4LN, term loan 4% 1/15/20 (d)	85,500	85,928
LTS Buyer LLC:
Tranche 1LN, term loan 4.5% 4/11/20 (d)	33,616	33,700
Tranche 2LN, term loan 8% 4/11/21 (d)	6,115	6,191
Riverbed Technology, Inc. Tranche B, term loan 4% 12/18/19 (d)	11,869	11,943
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (d)	5,992	6,007
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (d)	69,650	69,998
tw telecom, Inc. Tranche B, term loan 2.67% 4/17/20 (d)	14,554	14,590
Windstream Corp.:
Tranche B 3LN, term loan 4% 8/8/19 (d)	6,863	6,914
Tranche B 4LN, term loan 3.5% 1/23/20 (d)	34,738	34,824
		804,052
Bank Loan Obligations (e) - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - 0.5%
Party City Holdings, Inc. Tranche B, term loan 4.25% 7/27/19 (d)	$ 21,310	$ 21,390
Phillips-Van Heusen Corp. Tranche B, term loan 3.25% 2/13/20 (d)	62,716	62,872
		84,262
TOTAL BANK LOAN OBLIGATIONS (Cost $12,750,808)		12,830,738
Nonconvertible Bonds - 7.8%

Air Transportation - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	5,000	5,097
Continental Airlines, Inc.:
6.125% 4/29/18 (c)	3,000	3,083
9.25% 5/10/17	2,003	2,209
		10,389
Automotive - 0.7%
Delphi Corp.:
5% 2/15/23	5,000	5,250
5.875% 5/15/19	13,610	14,495
Ford Motor Credit Co. LLC 1.5164% 5/9/16 (d)	40,000	40,546
General Motors Acceptance Corp. 2.4595% 12/1/14 (d)	40,000	39,522
General Motors Financial Co., Inc. 4.75% 8/15/17 (c)	4,000	4,230
		104,043
Banks & Thrifts - 1.4%
Ally Financial, Inc.:
2.9261% 7/18/16 (d)	75,000	76,081
3.125% 1/15/16	4,000	4,071
3.4647% 2/11/14 (d)	52,000	52,183
4.625% 6/26/15	4,000	4,175
Bank of America Corp. 1.0702% 3/22/16 (d)	5,000	5,025
GMAC LLC 2.4595% 12/1/14 (d)	70,187	70,599
		212,134
Broadcasting - 0.2%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,386
Clear Channel Communications, Inc. 9% 12/15/19	8,677	8,807
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,090
Univision Communications, Inc. 6.75% 9/15/22 (c)	6,000	6,540
		30,823
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Building Materials - 0.1%
CEMEX SA de CV 4.9989% 10/15/18 (c)(d)	$ 10,000	$ 10,250
HD Supply, Inc. 7.5% 7/15/20 (c)	10,000	10,550
		20,800
Cable TV - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	15,870
5.25% 3/15/21 (c)	13,070	12,613
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	10,815	11,221
Lynx I Corp. 5.375% 4/15/21 (c)	5,000	5,025
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)	7,000	6,913
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,695
		53,337
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	3,000	3,075
Chemicals - 0.0%
Nufarm Australia Ltd. 6.375% 10/15/19 (c)	5,000	5,150
Containers - 0.6%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	5,439	5,847
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.875% 11/15/22 (c)	2,490	2,446
7.375% 10/15/17 (c)	10,736	11,528
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	58,325	60,221
7.125% 4/15/19	5,000	5,338
		85,380
Diversified Financial Services - 0.8%
CIT Group, Inc.:
4.75% 2/15/15 (c)	14,000	14,595
5% 5/15/17	7,000	7,525
5.25% 4/1/14 (c)	45,000	45,731
Citigroup, Inc. 1.1984% 7/25/16 (d)	10,000	10,092
International Lease Finance Corp.:
2.2044% 6/15/16 (d)	29,485	29,632
3.875% 4/15/18	7,000	7,018
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
4.875% 4/1/15	$ 4,000	$ 4,155
6.25% 5/15/19	10,000	10,900
		129,648
Diversified Media - 0.1%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	5,130	5,335
6.5% 11/15/22	13,870	14,564
		19,899
Electric Utilities - 0.5%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	5,000	5,250
10% 12/1/20 (c)	54,320	56,764
12.25% 3/1/22 (c)	11,000	12,650
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,135
		78,799
Energy - 0.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	7,000	6,965
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23 (c)	3,000	2,948
6.625% 10/1/20	5,645	5,927
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,000	4,080
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,784
Western Refining, Inc. 6.25% 4/1/21	5,305	5,318
		30,022
Entertainment/Film - 0.1%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,113
Regal Entertainment Group 5.75% 2/1/25	3,090	2,943
		6,056
Environmental - 0.0%
Clean Harbors, Inc. 5.25% 8/1/20	4,000	4,110
Food/Beverage/Tobacco - 0.0%
ESAL GmbH 6.25% 2/5/23 (c)	4,000	3,640
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (c)	10,000	9,900
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - 0.2%
Community Health Systems, Inc. 5.125% 8/15/18	$ 10,755	$ 11,185
DaVita, Inc. 5.75% 8/15/22	8,235	8,451
Health Management Associates, Inc. 7.375% 1/15/20	3,420	3,813
Tenet Healthcare Corp. 4.75% 6/1/20	8,680	8,615
		32,064
Homebuilders/Real Estate - 0.1%
CB Richard Ellis Services, Inc. 5% 3/15/23	17,990	17,473
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (c)	3,000	2,903
		20,376
Leisure - 0.0%
Six Flags Entertainment Corp. 5.25% 1/15/21 (c)	4,000	3,930
Metals/Mining - 0.3%
CONSOL Energy, Inc. 8% 4/1/17	6,475	6,864
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (c)	24,705	25,631
New Gold, Inc. 6.25% 11/15/22 (c)	4,415	4,349
Peabody Energy Corp. 6% 11/15/18	5,000	5,275
		42,119
Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.7642% 5/15/14 (d)	11,276	11,276
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind	3,000	3,248
		14,524
Steel - 0.0%
Severstal Columbus LLC 10.25% 2/15/18	3,005	3,185
Super Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (c)	4,000	4,090
Technology - 0.5%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (c)	7,235	6,765
First Data Corp. 6.75% 11/1/20 (c)	39,130	41,429
Flextronics International Ltd. 4.625% 2/15/20	4,000	4,010
IAC/InterActiveCorp 4.75% 12/15/22	5,000	4,738
NCR Corp. 5% 7/15/22	4,000	3,940
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (c)	14,760	15,387
5.75% 3/15/23 (c)	5,000	5,150
		81,419
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 1.3%
Altice Financing SA 7.875% 12/15/19 (c)	$ 4,000	$ 4,332
DigitalGlobe, Inc. 5.25% 2/1/21 (c)	3,905	3,778
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)	20,000	20,400
iPCS, Inc. 3.5156% 5/1/14 pay-in-kind (d)	69,150	69,150
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,800
6.9% 5/1/19	5,000	5,388
Sprint Communications, Inc.:
6% 11/15/22	30,000	29,550
9% 11/15/18 (c)	3,000	3,638
Telesat Canada/Telesat LLC 6% 5/15/17 (c)	3,000	3,135
Verizon Communications, Inc.:
1.7819% 9/15/16 (d)	20,000	20,507
2.0019% 9/14/18 (d)	35,000	36,953
		200,631
TOTAL NONCONVERTIBLE BONDS (Cost $1,184,215)		1,209,543
Common Stocks - 0.2%
	Shares
Broadcasting - 0.1%
Cumulus Media, Inc. Class A (a)	229,315	1,371
ION Media Networks, Inc. (a)	2,842	1,919
		3,290
Chemicals - 0.1%
LyondellBasell Industries NV Class A	245,943	18,347
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	551
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	418
Entertainment/Film - 0.0%
Metro-Goldwyn-Mayer, Inc. (a)	71,585	2,483
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A	48,650	1,866
Paper - 0.0%
White Birch Cayman Holdings Ltd. (a)	12,570	0
Publishing/Printing - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(g)	13,699	21
Common Stocks - continued
	Shares	Value (000s)
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	$ 320
TOTAL COMMON STOCKS (Cost $17,059)		27,296
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,888,944	0
Money Market Funds - 9.4%

Fidelity Cash Central Fund, 0.09% (b) (Cost $1,453,676)	1,453,675,802	1,453,676
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $15,405,758)		15,521,253
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(56,368)
NET ASSETS - 100%		$ 15,464,885
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $374,313,000 or 2.4% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $40,854,000 and $40,952,000, respectively. The coupon rate will be determined at time of settlement.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 26
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,311
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,660	$ 1,371	$ -	$ 6,289
Financials	551	-	-	551
Materials	18,347	18,347	-	-
Telecommunication Services	320	320	-	-
Utilities	418	418	-	-
Bank Loan Obligations	12,830,738	-	12,791,184	39,554
Corporate Bonds	1,209,543	-	1,209,543	-
Other	-	-	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Money Market Funds	$ 1,453,676	$ 1,453,676	$ -	$ -
Total Investments in Securities:	$ 15,521,253	$ 1,474,132	$ 14,000,727	$ 46,394
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	90.0%
Netherlands	2.7%
Luxembourg	2.2%
Australia	1.8%
Germany	1.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,952,082)	$ 14,067,577
Fidelity Central Funds (cost $1,453,676)	1,453,676
Total Investments (cost $15,405,758)		$ 15,521,253
Cash		47,320
Receivable for investments sold		89,550
Receivable for fund shares sold		28,917
Interest receivable		53,755
Distributions receivable from Fidelity Central Funds		137
Prepaid expenses		49
Other receivables		110
Total assets		15,741,091

Liabilities
Payable for investments purchased	$ 236,233
Payable for fund shares redeemed	19,022
Distributions payable	10,123
Accrued management fee	7,143
Distribution and service plan fees payable	1,213
Other affiliated payables	1,775
Other payables and accrued expenses	697
Total liabilities		276,206

Net Assets		$ 15,464,885
Net Assets consist of:
Paid in capital		$ 15,241,182
Undistributed net investment income		122,241
Accumulated undistributed net realized gain (loss) on investments		(14,033)
Net unrealized appreciation (depreciation) on investments		115,495
Net Assets		$ 15,464,885

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,681,463 ÷ 168,235 shares)	$ 9.99

Maximum offering price per share (100/97.25 of $9.99)	$ 10.27
Class T: Net Asset Value and redemption price per share ($272,363 ÷ 27,290 shares)	$ 9.98

Maximum offering price per share (100/97.25 of $9.98)	$ 10.26
Class B: Net Asset Value and offering price per share ($23,059 ÷ 2,311 shares)A	$ 9.98

Class C: Net Asset Value and offering price per share ($959,947 ÷ 96,067 shares)A	$ 9.99

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($8,882,081 ÷ 889,857 shares)	$ 9.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,645,972 ÷ 365,555 shares)	$ 9.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2013

Investment Income
Dividends		$ 1,153
Interest		511,719
Income from Fidelity Central Funds		2,311
Total income		515,183

Expenses
Management fee	$ 70,886
Transfer agent fees	16,913
Distribution and service plan fees	13,185
Accounting fees and expenses	1,677
Custodian fees and expenses	166
Independent trustees' compensation	69
Registration fees	1,153
Audit	171
Legal	30
Miscellaneous	98
Total expenses before reductions	104,348
Expense reductions	(60)	104,288
Net investment income (loss)		410,895
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		72,218
Change in net unrealized appreciation (depreciation) on investment securities		9,078
Net gain (loss)		81,296
Net increase (decrease) in net assets resulting from operations		$ 492,191

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 410,895	$ 366,256
Net realized gain (loss)	72,218	23,583
Change in net unrealized appreciation (depreciation)	9,078	177,284
Net increase (decrease) in net assets resulting from operations	492,191	567,123
Distributions to shareholders from net investment income	(375,589)	(350,713)
Distributions to shareholders from net realized gain	(52,959)	-
Total distributions	(428,548)	(350,713)
Share transactions - net increase (decrease)	4,793,436	256,075
Redemption fees	916	419
Total increase (decrease) in net assets	4,857,995	472,904

Net Assets
Beginning of period	10,606,890	10,133,986
End of period (including undistributed net investment income of $122,241 and undistributed net investment income of $141,371, respectively)	$ 15,464,885	$ 10,606,890

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.73	$ 9.79	$ 9.31	$ 8.00
Income from Investment Operations
Net investment income (loss) C	.310	.340	.317	.391	.354
Net realized and unrealized gain (loss)	.070	.195	(.080)	.425	1.232
Total from investment operations	.380	.535	.237	.816	1.586
Distributions from net investment income	(.282)	(.325)	(.298)	(.287)	(.278)
Distributions from net realized gain	(.049)	-	-	(.050)	-
Total distributions	(.331)	(.325)	(.298)	(.337)	(.278)
Redemption fees added to paid in capital C	.001	- G	.001	.001	.002
Net asset value, end of period	$ 9.99	$ 9.94	$ 9.73	$ 9.79	$ 9.31
Total Return A,B	3.89%	5.60%	2.46%	8.96%	20.31%
Ratios to Average Net Assets D,F
Expenses before reductions	.99%	.99%	1.00%	1.03%	1.05%
Expenses net of fee waivers, if any	.99%	.99%	1.00%	1.03%	1.05%
Expenses net of all reductions	.99%	.99%	1.00%	1.03%	1.04%
Net investment income (loss)	3.11%	3.47%	3.25%	4.11%	4.09%
Supplemental Data
Net assets, end of period (in millions)	$ 1,681	$ 1,305	$ 1,587	$ 1,064	$ 518
Portfolio turnover rate E	62%	49%	54%	43%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00
Income from Investment Operations
Net investment income (loss) C	.299	.330	.312	.391	.349
Net realized and unrealized gain (loss)	.071	.195	(.070)	.416	1.228
Total from investment operations	.370	.525	.242	.807	1.577
Distributions from net investment income	(.272)	(.315)	(.293)	(.288)	(.279)
Distributions from net realized gain	(.049)	-	-	(.050)	-
Total distributions	(.321)	(.315)	(.293)	(.338)	(.279)
Redemption fees added to paid in capital C	.001	- G	.001	.001	.002
Net asset value, end of period	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Total Return A,B	3.79%	5.50%	2.51%	8.87%	20.20%
Ratios to Average Net Assets D,F
Expenses before reductions	1.09%	1.09%	1.05%	1.02%	1.04%
Expenses net of fee waivers, if any	1.09%	1.09%	1.05%	1.02%	1.04%
Expenses net of all reductions	1.09%	1.09%	1.05%	1.02%	1.04%
Net investment income (loss)	3.01%	3.37%	3.19%	4.12%	4.10%
Supplemental Data
Net assets, end of period (in millions)	$ 272	$ 241	$ 271	$ 242	$ 143
Portfolio turnover rate E	62%	49%	54%	43%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 7.99
Income from Investment Operations
Net investment income (loss) C	.256	.288	.266	.341	.305
Net realized and unrealized gain (loss)	.071	.195	(.070)	.416	1.238
Total from investment operations	.327	.483	.196	.757	1.543
Distributions from net investment income	(.229)	(.273)	(.247)	(.238)	(.235)
Distributions from net realized gain	(.049)	-	-	(.050)	-
Total distributions	(.278)	(.273)	(.247)	(.288)	(.235)
Redemption fees added to paid in capital C	.001	- G	.001	.001	.002
Net asset value, end of period	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Total Return A,B	3.35%	5.05%	2.03%	8.30%	19.74%
Ratios to Average Net Assets D,F
Expenses before reductions	1.52%	1.52%	1.52%	1.55%	1.56%
Expenses net of fee waivers, if any	1.52%	1.52%	1.52%	1.55%	1.55%
Expenses net of all reductions	1.52%	1.52%	1.52%	1.55%	1.55%
Net investment income (loss)	2.58%	2.94%	2.72%	3.59%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 23	$ 24	$ 32	$ 43	$ 44
Portfolio turnover rate E	62%	49%	54%	43%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 9.73	$ 9.78	$ 9.31	$ 8.00
Income from Investment Operations
Net investment income (loss) C	.235	.267	.244	.321	.288
Net realized and unrealized gain (loss)	.070	.195	(.070)	.415	1.235
Total from investment operations	.305	.462	.174	.736	1.523
Distributions from net investment income	(.207)	(.252)	(.225)	(.217)	(.215)
Distributions from net realized gain	(.049)	-	-	(.050)	-
Total distributions	(.256)	(.252)	(.225)	(.267)	(.215)
Redemption fees added to paid in capital C	.001	- G	.001	.001	.002
Net asset value, end of period	$ 9.99	$ 9.94	$ 9.73	$ 9.78	$ 9.31
Total Return A,B	3.11%	4.81%	1.80%	8.05%	19.43%
Ratios to Average Net Assets D,F
Expenses before reductions	1.74%	1.74%	1.74%	1.76%	1.78%
Expenses net of fee waivers, if any	1.74%	1.74%	1.74%	1.76%	1.78%
Expenses net of all reductions	1.74%	1.74%	1.74%	1.76%	1.78%
Net investment income (loss)	2.35%	2.72%	2.50%	3.38%	3.35%
Supplemental Data
Net assets, end of period (in millions)	$ 960	$ 806	$ 852	$ 622	$ 335
Portfolio turnover rate E	62%	49%	54%	43%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.93	$ 9.72	$ 9.77	$ 9.30	$ 8.00
Income from Investment Operations
Net investment income (loss) B	.337	.368	.345	.418	.377
Net realized and unrealized gain (loss)	.071	.195	(.070)	.417	1.225
Total from investment operations	.408	.563	.275	.835	1.602
Distributions from net investment income	(.310)	(.353)	(.326)	(.316)	(.304)
Distributions from net realized gain	(.049)	-	-	(.050)	-
Total distributions	(.359)	(.353)	(.326)	(.366)	(.304)
Redemption fees added to paid in capital B	.001	- F	.001	.001	.002
Net asset value, end of period	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Total Return A	4.19%	5.91%	2.86%	9.18%	20.55%
Ratios to Average Net Assets C,E
Expenses before reductions	.70%	.71%	.71%	.73%	.75%
Expenses net of fee waivers, if any	.70%	.71%	.71%	.73%	.75%
Expenses net of all reductions	.70%	.71%	.71%	.73%	.75%
Net investment income (loss)	3.39%	3.75%	3.53%	4.41%	4.39%
Supplemental Data
Net assets, end of period (in millions)	$ 8,882	$ 5,720	$ 5,399	$ 3,566	$ 2,354
Portfolio turnover rate D	62%	49%	54%	43%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 9.71	$ 9.77	$ 9.29	$ 7.99
Income from Investment Operations
Net investment income (loss) B	.332	.363	.341	.415	.379
Net realized and unrealized gain (loss)	.071	.196	(.079)	.427	1.221
Total from investment operations	.403	.559	.262	.842	1.600
Distributions from net investment income	(.305)	(.349)	(.323)	(.313)	(.302)
Distributions from net realized gain	(.049)	-	-	(.050)	-
Total distributions	(.354)	(.349)	(.323)	(.363)	(.302)
Redemption fees added to paid in capital B	.001	- F	.001	.001	.002
Net asset value, end of period	$ 9.97	$ 9.92	$ 9.71	$ 9.77	$ 9.29
Total Return A	4.15%	5.87%	2.72%	9.27%	20.54%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.75%	.75%	.76%	.77%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.76%	.77%
Expenses net of all reductions	.75%	.75%	.75%	.76%	.77%
Net investment income (loss)	3.34%	3.71%	3.50%	4.38%	4.36%
Supplemental Data
Net assets, end of period (in millions)	$ 3,646	$ 2,510	$ 1,992	$ 1,138	$ 469
Portfolio turnover rate D	62%	49%	54%	43%	25%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and bank loan obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 226,805
Gross unrealized depreciation	(46,248)
Net unrealized appreciation (depreciation) on securities and other investments	$ 180,557

Tax Cost	$ 15,340,696

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 56,037
Capital loss carryforward	$ (12,891)
Net unrealized appreciation (depreciation)	$ 180,557

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (12,891)

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 428,548	$ 350,713

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $11,663,213 and $7,066,743, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,668	$ 75
Class T	-%	.25%	654	14
Class B	.55%	.15%	160	136
Class C	.75%	.25%	8,703	1,598
			$ 13,185	$ 1,823

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 121
Class T	17
Class B*	27
Class C*	76
$ 241

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,164.15
Class T	646.25
Class B	52.23
Class C	1,305.15
Fidelity Floating Rate High Income Fund	7,793.11
Institutional Class	4,953.16
	$ 16,913

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $52.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $8.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Class A	$ 41,401	$ 46,515
Class T	7,141	8,143
Class B	529	780
Class C	18,030	20,972
Fidelity Floating Rate High Income Fund	214,851	197,172
Institutional Class	93,637	77,131
Total	$ 375,589	$ 350,713
From net realized gain
Class A	$ 6,467	$ -
Class T	1,176	-
Class B	117	-
Class C	3,997	-
Fidelity Floating Rate High Income Fund	28,516	-
Institutional Class	12,686	-
Total	$ 52,959	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class A
Shares sold	75,563	31,124	$ 753,535	$ 305,628
Reinvestment of distributions	3,658	3,572	36,455	34,965
Shares redeemed	(42,208)	(66,588)	(421,018)	(652,113)
Net increase (decrease)	37,013	(31,892)	$ 368,972	$ (311,520)
Class T
Shares sold	10,009	2,896	$ 99,597	$ 28,402
Reinvestment of distributions	727	704	7,232	6,885
Shares redeemed	(7,688)	(7,230)	(76,547)	(70,751)
Net increase (decrease)	3,048	(3,630)	$ 30,282	$ (35,464)
Class B
Shares sold	663	156	$ 6,596	$ 1,519
Reinvestment of distributions	50	59	495	579
Shares redeemed	(851)	(1,070)	(8,474)	(10,460)
Net increase (decrease)	(138)	(855)	$ (1,383)	$ (8,362)
Class C
Shares sold	30,392	12,695	$ 303,076	$ 124,701
Reinvestment of distributions	1,609	1,512	16,022	14,794
Shares redeemed	(17,011)	(20,709)	(169,644)	(202,835)
Net increase (decrease)	14,990	(6,502)	$ 149,454	$ (63,340)

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Fidelity Floating Rate High Income Fund
Shares sold	483,346	164,358	$ 4,812,772	$ 1,610,907
Reinvestment of distributions	20,114	16,695	200,158	163,381
Shares redeemed	(189,555)	(160,631)	(1,887,500)	(1,569,854)
Net increase (decrease)	313,905	20,422	$ 3,125,430	$ 204,434
Institutional Class
Shares sold	203,411	109,592	$ 2,024,367	$ 1,074,762
Reinvestment of distributions	5,909	3,772	58,759	36,919
Shares redeemed	(96,688)	(65,596)	(962,445)	(641,354)
Net increase (decrease)	112,632	47,768	$ 1,120,681	$ 470,327

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Floating Rate High Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	12/09/13	12/06/13	$0.036

A total of 0.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $318,724,014 of distributions paid during the period January 1, 2013 to October 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Floating Rate High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in April 2013.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or, in the case of the fund, underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Fidelity Advisor Floating Rate High Income Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Floating Rate High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2012 and the total expense ratio of Class T ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AFRI-UANN-1213
1.784742.110

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

High Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	2.71%	13.16%	6.68%
Class T (incl. 4.00% sales charge)	2.69%	13.11%	6.63%
Class B (incl. contingent deferred sales charge) A	1.24%	13.06%	6.59%
Class C (incl. contingent deferred sales charge) B	5.20%	13.24%	6.29%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® High Income Fund - Class A on October 31, 2003, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds sustained a strong multiyear run, with The BofA Merrill LynchSM US High Yield Constrained Index rising 8.82% during the 12 months ending October 31, 2013. High yield was buoyed by a low default rate, solid corporate fundamentals, robust demand for scarce yield, and unprecedented monetary support from central banks worldwide. At the same time, there were periods of volatility, including in late May, when U.S. Federal Reserve Chairman Ben Bernanke indicated the central bank was considering tapering its monetary stimulus program, known as quantitative easing (QE). In response, U.S. Treasury yields spiked and investors, uncertain about future Fed policy, pulled a record amount of assets from high-yield bond funds in June, when the index posted its largest monthly loss since September 2011. Concern abated in July and the backdrop stabilized. The calm proved short-lived, however, as by August, economic optimism sparked renewed questions about how long the Fed would maintain its accommodative stance. Also, speculation swirled about who might replace Bernanke in February 2014. The period ended on a strong note, though, as the Fed decided to maintain its QE program, fear of rising rates abated on weaker-than-expected economic data, and Congress agreed to reopen the government and raise the federal debt ceiling.

Comments from Matthew Conti, Portfolio Manager of Fidelity Advisor® High Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 6.99%, 6.97%, 6.24% and 6.20%, respectively (excluding sales charges), underperforming the BofA Merrill Lynch index. Versus the index, the fund was hurt by underweighting top-performing CCC-rated bonds, security selection in metals/mining and diversified financial services, and its modest cash position - held for liquidity purposes - which was a drag on performance in an up market. An investment in underperforming drilling company Boart Longyear and not owning U.K.-based index component Lloyds Banking Group were the two of the largest individual detractors. On the plus side, security selection in energy helped, as did an overweighting in food & drug retail, where the fund's large stake in Rite Aid was the top individual contributor. Not owning textbook publisher and benchmark component Cengage Learning also proved positive.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	1.02%
Actual		$ 1,000.00	$ 1,007.30	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,020.06	$ 5.19
Class T	1.05%
Actual		$ 1,000.00	$ 1,008.30	$ 5.32
Hypothetical A		$ 1,000.00	$ 1,019.91	$ 5.35
Class B	1.75%
Actual		$ 1,000.00	$ 1,004.80	$ 8.84
Hypothetical A		$ 1,000.00	$ 1,016.38	$ 8.89
Class C	1.78%
Actual		$ 1,000.00	$ 1,004.60	$ 8.99
Hypothetical A		$ 1,000.00	$ 1,016.23	$ 9.05
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,009.30	$ 4.30
Hypothetical A		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Rite Aid Corp.	2.0	2.4
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.7	1.3
CIT Group, Inc.	1.6	1.9
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	1.5	1.3
Chesapeake Energy Corp.	1.4	1.7
	8.2
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	13.9	11.1
Technology	8.4	5.1
Telecommunications	7.6	9.1
Diversified Financial Services	5.5	6.9
Healthcare	4.9	4.1
Quality Diversification (% of fund's net assets)
As of October 31, 2013	As of April 30, 2013
BBB 0.8%	BBB 2.6%
BB 35.6%	BB 34.9%
B 44.6%	B 44.0%
CCC,CC,C 14.7%	CCC,CC,C 10.2%
Not Rated 0.4%	Not Rated 0.7%
Equities 0.1%	Equities 0.5%
Short-Term Investments and Net Other Assets 3.8%	Short-Term Investments and Net Other Assets 7.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Nonconvertible Bonds 93.2%		Nonconvertible Bonds 89.1%
	Convertible Bonds, Preferred Stocks 0.0%		Convertible Bonds, Preferred Stocks 0.4%
	Common Stocks 0.1%		Common Stocks 0.1%
	Bank Loan Obligations 2.5%		Bank Loan Obligations 3.2%
	Other Investments 0.4%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 3.8%		Short-Term Investments and Net Other Assets (Liabilities) 7.1%
* Foreign investments	21.6%	** Foreign investments	16.2%

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 93.2%
	Principal Amount	Value
Aerospace - 0.9%
Alliant Techsystems, Inc. 5.25% 10/1/21 (d)	$ 460,000	$ 462,875
GenCorp, Inc. 7.125% 3/15/21 (d)	580,000	620,600
TransDigm, Inc.:
5.5% 10/15/20	2,945,000	2,967,088
7.5% 7/15/21	1,855,000	2,021,950
Triumph Group, Inc. 4.875% 4/1/21	1,420,000	1,373,850
		7,446,363
Air Transportation - 3.2%
Air Canada 6.625% 5/15/18 (d)	3,205,000	3,153,079
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (d)	315,000	303,975
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,207,956	1,346,871
6.125% 4/29/18 (d)	345,000	354,488
6.25% 10/11/21	2,159,711	2,235,301
6.75% 9/15/15 (d)	3,375,000	3,476,250
9.25% 5/10/17	1,425,794	1,571,938
Delta Air Lines, Inc. pass-thru certificates Series 2012-1B Class B, 6.875% 5/7/19 (d)	2,637,976	2,776,469
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17	1,375,000	1,454,063
6.75% 5/23/17	1,375,000	1,450,625
8.021% 8/10/22	1,154,887	1,250,165
8.954% 8/10/14	922,240	938,379
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	344,594	355,793
U.S. Airways Group, Inc. 6.125% 6/1/18	1,950,000	1,918,313
U.S. Airways pass-thru certificates Series 2012-2C, 5.45% 6/3/18	2,215,000	2,137,475
U.S. Airways pass-thru Trust Series 2013-1 Class B, 5.375% 5/15/23	450,000	430,875
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	959,133	1,007,089
9.75% 1/15/17	1,103,615	1,266,398
12% 1/15/16 (d)	311,758	351,508
United Continental Holdings, Inc. 6.375% 6/1/18	185,000	191,938
		27,970,992
Automotive - 2.9%
American Axle & Manufacturing, Inc. 6.25% 3/15/21	2,970,000	3,125,925
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19	3,340,000	3,699,050
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
Dana Holding Corp.:
5.375% 9/15/21	$ 690,000	$ 705,525
6% 9/15/23	690,000	707,250
6.5% 2/15/19	985,000	1,053,950
6.75% 2/15/21	1,210,000	1,315,875
General Motors Co.:
3.5% 10/2/18 (d)	2,070,000	2,111,400
6.25% 10/2/43 (d)	2,165,000	2,251,600
General Motors Financial Co., Inc.:
3.25% 5/15/18 (d)	4,350,000	4,333,688
4.75% 8/15/17 (d)	2,285,000	2,416,388
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (d)(g)	2,965,000	3,157,725
		24,878,376
Banks & Thrifts - 1.2%
Ally Financial, Inc. 4.75% 9/10/18	4,370,000	4,548,982
Barclays Bank PLC 7.625% 11/21/22	4,405,000	4,543,758
Synovus Financial Corp.:
5.125% 6/15/17	475,000	484,500
7.875% 2/15/19	990,000	1,126,125
		10,703,365
Broadcasting - 1.3%
AMC Networks, Inc. 4.75% 12/15/22	2,445,000	2,365,538
Clear Channel Communications, Inc.:
4.9% 5/15/15	1,535,000	1,465,925
5.5% 12/15/16	2,735,000	2,345,263
Sirius XM Radio, Inc.:
5.75% 8/1/21 (d)	1,470,000	1,499,400
5.875% 10/1/20 (d)	1,520,000	1,573,200
Starz LLC/Starz Finance Corp. 5% 9/15/19	2,135,000	2,156,350
		11,405,676
Building Materials - 3.4%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	2,385,000	2,593,688
6.875% 8/15/18 (d)	2,715,000	2,891,475
Building Materials Holding Corp. 9% 9/15/18 (d)	2,790,000	2,929,500
HD Supply, Inc.:
7.5% 7/15/20 (d)	2,910,000	3,070,050
8.125% 4/15/19	3,390,000	3,789,003
Headwaters, Inc. 7.625% 4/1/19	2,175,000	2,316,375
Masco Corp. 5.95% 3/15/22	3,400,000	3,604,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Texas Industries, Inc. 9.25% 8/15/20	$ 4,870,000	$ 5,381,350
USG Corp.:
5.875% 11/1/21 (d)	195,000	198,900
7.875% 3/30/20 (d)	2,680,000	2,948,000
		29,722,341
Cable TV - 3.6%
Cablevision Systems Corp. 7.75% 4/15/18	530,000	601,550
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	1,505,000	1,565,200
7% 1/15/19	3,470,000	3,678,200
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	2,255,000	2,339,563
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (d)	2,690,000	2,609,300
Cogeco Cable, Inc. 4.875% 5/1/20 (d)	450,000	441,000
DISH DBS Corp. 4.25% 4/1/18	2,185,000	2,217,775
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	1,865,000	2,070,150
Lynx I Corp. 5.375% 4/15/21 (d)	1,625,000	1,633,125
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (d)	3,075,000	3,105,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (d)	1,115,000	1,101,063
7.5% 3/15/19 (d)	660,000	716,100
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	1,665,000	1,777,388
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	3,505,000	3,846,738
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	3,430,000	3,601,500
		31,304,402
Capital Goods - 0.6%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	1,440,000	1,524,600
JB Poindexter & Co., Inc. 9% 4/1/22 (d)	3,615,000	3,831,900
		5,356,500
Chemicals - 2.6%
Ashland, Inc. 3.875% 4/15/18	1,915,000	1,924,575
INEOS Finance PLC 8.375% 2/15/19 (d)	2,920,000	3,255,800
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	2,307,000	2,555,003
LSB Industries, Inc. 7.75% 8/1/19 (d)	775,000	819,563
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	1,930,000	1,987,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
OMNOVA Solutions, Inc. 7.875% 11/1/18	$ 1,540,000	$ 1,643,950
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,870,000	1,921,425
SPCM SA 6% 1/15/22 (d)	430,000	446,125
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)	5,790,000	5,775,525
Tronox Finance LLC 6.375% 8/15/20	2,340,000	2,386,800
		22,716,666
Consumer Products - 0.3%
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)	2,510,000	2,371,950
Containers - 2.7%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	3,630,000	3,902,250
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
7% 11/15/20 (d)	595,000	592,025
7.375% 10/15/17 (d)	235,000	252,331
Ball Corp. 4% 11/15/23	2,055,000	1,893,169
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (d)	1,300,000	1,325,296
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)	2,645,000	2,479,688
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	5,125,000	5,291,563
7.875% 8/15/19	1,945,000	2,149,225
8.5% 5/15/18 (c)	870,000	922,200
9.875% 8/15/19	4,065,000	4,496,906
		23,304,653
Diversified Financial Services - 5.5%
Aircastle Ltd.:
6.25% 12/1/19	1,175,000	1,251,375
6.75% 4/15/17	1,375,000	1,509,063
9.75% 8/1/18	3,130,000	3,458,650
CIT Group, Inc.:
5% 8/15/22	1,740,000	1,761,750
5.25% 3/15/18	3,365,000	3,638,406
5.375% 5/15/20	1,485,000	1,590,806
5.5% 2/15/19 (d)	4,000,000	4,330,000
6.625% 4/1/18 (d)	2,045,000	2,318,519
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (d)	2,015,000	2,065,375
7.75% 1/15/16	3,990,000	4,109,700
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.: - continued
8% 1/15/18	$ 7,985,000	$ 8,374,269
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(g)	870,000	809,100
International Lease Finance Corp.:
5.875% 4/1/19	1,025,000	1,103,058
5.875% 8/15/22	4,565,000	4,701,950
6.25% 5/15/19	1,485,000	1,618,650
8.75% 3/15/17	760,000	893,000
SLM Corp.:
5.5% 1/15/19	2,080,000	2,138,864
8% 3/25/20	1,020,000	1,165,350
8.45% 6/15/18	1,015,000	1,185,013
		48,022,898
Diversified Media - 1.6%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	1,810,000	1,882,400
6.5% 11/15/22	3,425,000	3,596,250
MDC Partners, Inc. 6.75% 4/1/20 (d)	760,000	790,400
Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)	2,280,000	2,342,700
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	1,725,000	1,690,500
Quebecor Media, Inc. 5.75% 1/15/23	3,540,000	3,424,950
		13,727,200
Electric Utilities - 4.9%
Atlantic Power Corp. 9% 11/15/18	3,340,000	3,390,100
Calpine Corp. 6% 1/15/22 (d)	870,000	902,625
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	1,650,000	1,777,875
GenOn Energy, Inc.:
9.5% 10/15/18	940,000	1,081,000
9.875% 10/15/20	580,000	649,600
Mirant Americas Generation LLC:
8.5% 10/1/21	3,505,000	3,829,213
9.125% 5/1/31	5,390,000	5,767,300
NRG Energy, Inc. 6.625% 3/15/23	665,000	687,444
NSG Holdings II, LLC 7.75% 12/15/25 (d)	7,675,000	8,154,688
Otter Tail Corp. 9% 12/15/16	1,675,000	1,949,281
Puget Energy, Inc.:
5.625% 7/15/22	2,710,000	2,923,497
6.5% 12/15/20	2,115,000	2,412,384
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
The AES Corp.:
4.875% 5/15/23	$ 1,120,000	$ 1,072,400
7.375% 7/1/21	6,775,000	7,672,688
		42,270,095
Energy - 13.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,405,000	1,397,975
Antero Resources Finance Corp.:
5.375% 11/1/21 (d)(f)	1,130,000	1,148,363
6% 12/1/20	2,210,000	2,331,550
7.25% 8/1/19	1,270,000	1,362,075
Approach Resources, Inc. 7% 6/15/21	2,795,000	2,906,800
Chesapeake Energy Corp.:
5.375% 6/15/21	1,645,000	1,710,800
6.125% 2/15/21	5,235,000	5,719,238
6.875% 11/15/20	1,380,000	1,559,400
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,030,000	1,104,675
6.125% 7/15/22	2,375,000	2,547,188
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (c)	1,135,000	1,188,913
Continental Resources, Inc. 5% 9/15/22	1,445,000	1,504,606
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (d)(f)	690,000	705,525
7.75% 4/1/19	940,000	1,012,850
Denbury Resources, Inc. 6.375% 8/15/21	1,555,000	1,659,963
Edgen Murray Corp. 8.75% 11/1/20 (d)	1,010,000	1,166,550
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)	4,720,000	4,720,000
Energy Partners Ltd. 8.25% 2/15/18	1,785,000	1,914,413
Energy Transfer Equity LP 7.5% 10/15/20	2,025,000	2,338,875
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	2,635,000	2,964,375
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,130,000	1,214,750
9.375% 5/1/20	4,570,000	5,278,350
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	4,568,000	4,784,980
Exterran Holdings, Inc. 7.25% 12/1/18	3,260,000	3,447,450
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21 (d)	2,755,000	2,741,225
Forbes Energy Services Ltd. 9% 6/15/19	3,200,000	3,232,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Forest Oil Corp.:
7.25% 6/15/19	$ 1,180,000	$ 1,191,800
7.5% 9/15/20	2,795,000	2,774,038
Forum Energy Technologies, Inc. 6.25% 10/1/21 (d)	510,000	531,675
Gibson Energy, Inc. 6.75% 7/15/21 (d)	2,310,000	2,442,825
Hornbeck Offshore Services, Inc.:
5% 3/1/21	1,570,000	1,542,525
5.875% 4/1/20	780,000	801,450
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (d)	1,475,000	1,475,000
5.625% 11/15/23 (d)	2,135,000	2,135,000
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,695,000	2,748,900
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,200,000	1,221,000
7.5% 11/1/19	3,870,000	4,208,625
Oil States International, Inc. 6.5% 6/1/19	1,665,000	1,773,225
Pacific Drilling SA 5.375% 6/1/20 (d)	2,985,000	3,007,388
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	2,040,000	2,182,800
Precision Drilling Corp.:
6.5% 12/15/21	200,000	213,000
6.625% 11/15/20	1,760,000	1,874,400
Samson Investment Co. 10.25% 2/15/20 (d)	6,275,000	6,777,000
SemGroup Corp. 7.5% 6/15/21 (d)	2,355,000	2,466,863
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)	1,535,000	1,435,225
5.25% 5/1/23	1,695,000	1,695,000
6.375% 8/1/22	354,000	377,010
6.875% 2/1/21	1,955,000	2,106,513
7.875% 10/15/18	1,830,000	1,985,550
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	545,000	564,075
Western Refining, Inc. 6.25% 4/1/21	1,570,000	1,573,925
Whiting Petroleum Corp. 5% 3/15/19	2,935,000	3,052,400
		113,820,101
Entertainment/Film - 0.5%
Cinemark U.S.A., Inc. 4.875% 6/1/23	1,020,000	971,550
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)	370,000	377,400
5.375% 11/1/23 (d)	770,000	777,700
Nonconvertible Bonds - continued
	Principal Amount	Value
Entertainment/Film - continued
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)	$ 675,000	$ 691,875
Regal Entertainment Group 5.75% 6/15/23	1,815,000	1,792,313
		4,610,838
Environmental - 1.2%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (d)	2,790,000	2,929,500
Clean Harbors, Inc.:
5.125% 6/1/21	615,000	623,456
5.25% 8/1/20	1,715,000	1,762,163
Covanta Holding Corp.:
6.375% 10/1/22	935,000	966,221
7.25% 12/1/20	1,971,000	2,132,159
Tervita Corp.:
8% 11/15/18 (d)	835,000	868,400
9.75% 11/1/19 (d)	980,000	960,400
		10,242,299
Food & Drug Retail - 2.4%
BI-LO LLC/BI-LO Finance Corp. 8.625% 9/15/18 pay-in-kind (d)(g)	845,000	872,463
JBS Investments GmbH 7.75% 10/28/20 (d)	2,200,000	2,268,750
Rite Aid Corp.:
6.75% 6/15/21	4,585,000	4,848,638
9.25% 3/15/20	11,205,000	12,941,738
		20,931,589
Food/Beverage/Tobacco - 2.1%
Barry Callebaut Services NV 5.5% 6/15/23 (d)	2,725,000	2,761,379
DS Waters of America, Inc. 10% 9/1/21 (d)	940,000	977,600
ESAL GmbH 6.25% 2/5/23 (d)	5,755,000	5,237,050
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)	3,145,000	3,042,788
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (d)	1,850,000	1,896,250
8.25% 2/1/20 (d)	4,220,000	4,525,950
		18,441,017
Gaming - 2.3%
Ameristar Casinos, Inc. 7.5% 4/15/21	5,240,000	5,750,900
MCE Finance Ltd. 5% 2/15/21 (d)	2,630,000	2,603,700
MGM Mirage, Inc.:
6.75% 10/1/20	2,925,000	3,188,250
8.625% 2/1/19	1,785,000	2,095,144
11.375% 3/1/18	1,655,000	2,122,538
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
PNK Finance Corp. 6.375% 8/1/21 (d)	$ 1,655,000	$ 1,737,750
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)	940,000	921,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	1,195,000	1,229,428
		19,648,910
Healthcare - 4.9%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21 (d)	320,000	328,000
Community Health Systems, Inc.:
5.125% 8/15/18	2,260,000	2,350,400
8% 11/15/19	3,950,000	4,280,813
DaVita, Inc. 5.75% 8/15/22	2,110,000	2,165,388
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	950,000	959,500
8.75% 3/15/18	110,000	120,450
9.875% 4/15/18	1,555,000	1,667,738
Emergency Medical Services Corp. 8.125% 6/1/19	4,075,000	4,426,673
HealthSouth Corp. 7.25% 10/1/18	2,785,000	2,993,875
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)	300,000	177,000
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,780,000	1,913,500
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	160,000	175,200
7.5% 2/15/20	600,000	657,000
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,886,000	2,046,310
Tenet Healthcare Corp.:
6% 10/1/20 (d)	890,000	941,175
8.125% 4/1/22 (d)	3,910,000	4,281,450
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)	1,815,000	1,878,525
6.75% 8/15/18 (d)	2,800,000	3,066,000
6.875% 12/1/18 (d)	3,290,000	3,516,188
VPI Escrow Corp. 6.375% 10/15/20 (d)	4,560,000	4,867,800
		42,812,985
Homebuilders/Real Estate - 3.0%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	1,810,000	1,950,275
D.R. Horton, Inc.:
3.625% 2/15/18	2,335,000	2,352,513
4.375% 9/15/22	3,175,000	3,008,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
D.R. Horton, Inc.: - continued
4.75% 5/15/17	$ 605,000	$ 639,788
Howard Hughes Corp. 6.875% 10/1/21 (d)	1,725,000	1,785,375
Lennar Corp. 4.125% 12/1/18	2,335,000	2,340,838
Standard Pacific Corp.:
8.375% 5/15/18	8,550,000	9,918,000
10.75% 9/15/16	1,650,000	1,996,500
Toll Brothers Finance Corp. 4.375% 4/15/23	2,600,000	2,450,500
		26,442,102
Hotels - 0.5%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)	1,675,000	1,721,063
Playa Resorts Holding BV 8% 8/15/20 (d)	2,229,000	2,359,954
		4,081,017
Insurance - 0.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (d)	1,300,000	1,342,250
Leisure - 1.5%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (d)	1,425,000	1,403,625
NCL Corp. Ltd. 5% 2/15/18 (d)	3,650,000	3,681,938
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	4,025,000	4,025,000
7.25% 6/15/16	900,000	1,014,750
7.25% 3/15/18	950,000	1,087,750
7.5% 10/15/27	1,925,000	2,059,750
		13,272,813
Metals/Mining - 3.2%
Alpha Natural Resources, Inc.:
6% 6/1/19	1,805,000	1,552,300
6.25% 6/1/21	175,000	148,313
Boart Longyear Management Pty Ltd.:
7% 4/1/21 (d)	4,740,000	3,519,450
10% 10/1/18 (d)	1,945,000	1,993,625
CONSOL Energy, Inc.:
8% 4/1/17	1,630,000	1,727,800
8.25% 4/1/20	1,765,000	1,930,469
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)	2,245,000	2,340,413
7% 11/1/15 (d)	7,570,000	7,853,875
New Gold, Inc. 6.25% 11/15/22 (d)	3,665,000	3,610,025
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Walter Energy, Inc.:
8.5% 4/15/21 (d)	$ 3,305,000	$ 2,800,988
9.5% 10/15/19 (d)	570,000	601,350
		28,078,608
Paper - 0.2%
Sappi Papier Holding GmbH 7.75% 7/15/17 (d)	1,630,000	1,727,800
Publishing/Printing - 0.7%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	4,890,000	5,281,200
R.R. Donnelley & Sons Co. 7% 2/15/22	700,000	742,000
		6,023,200
Restaurants - 0.4%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	2,685,000	3,094,463
Services - 3.0%
APX Group, Inc.:
6.375% 12/1/19	4,700,000	4,682,375
8.75% 12/1/20	4,235,000	4,340,875
ARAMARK Corp. 5.75% 3/15/20 (d)	705,000	738,488
Audatex North America, Inc.:
6% 6/15/21 (d)(f)	2,760,000	2,849,700
6.125% 11/1/23 (d)(f)	270,000	274,050
Bankrate, Inc. 6.125% 8/15/18 (d)	1,595,000	1,642,850
FTI Consulting, Inc.:
6% 11/15/22	1,290,000	1,315,800
6.75% 10/1/20	2,560,000	2,739,200
Hertz Corp. 4.25% 4/1/18 (d)	2,005,000	2,010,013
The Geo Group, Inc. 5.875% 1/15/22 (d)	2,720,000	2,740,400
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind	2,975,000	3,172,094
		26,505,845
Shipping - 1.1%
Aguila 3 SA 7.875% 1/31/18 (d)	4,355,000	4,643,519
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (d)(f)	1,045,000	1,055,450
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	930,000	943,950
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - continued
Navios Maritime Holdings, Inc.: - continued
8.875% 11/1/17	$ 2,740,000	$ 2,866,725
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	270,000	292,275
		9,801,919
Steel - 1.5%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	3,855,000	3,830,906
Severstal Columbus LLC 10.25% 2/15/18	7,255,000	7,690,300
Steel Dynamics, Inc. 6.125% 8/15/19	1,780,000	1,931,300
		13,452,506
Super Retail - 0.9%
Best Buy Co., Inc. 5% 8/1/18	2,120,000	2,223,350
Netflix, Inc. 5.375% 2/1/21 (d)	2,280,000	2,331,300
Sears Holdings Corp. 6.625% 10/15/18	1,670,000	1,573,975
The Bon-Ton Department Stores, Inc. 8% 6/15/21	1,940,000	1,828,450
		7,957,075
Technology - 8.1%
ADT Corp. 6.25% 10/15/21 (d)	2,110,000	2,239,238
BMC Software Finance, Inc. 8.125% 7/15/21 (d)	3,975,000	4,203,563
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)	2,210,000	2,066,350
Ceridian Corp. 11.25% 11/15/15	2,950,000	2,968,438
Compiler Finance Sub, Inc. 7% 5/1/21 (d)	2,675,000	2,634,875
First Data Corp.:
6.75% 11/1/20 (d)	3,640,000	3,853,850
7.375% 6/15/19 (d)	985,000	1,060,106
8.25% 1/15/21 (d)	1,140,000	1,214,100
12.625% 1/15/21	3,785,000	4,366,944
Flextronics International Ltd. 4.625% 2/15/20	1,930,000	1,934,825
IAC/InterActiveCorp 4.75% 12/15/22	3,480,000	3,297,300
Lucent Technologies, Inc.:
6.45% 3/15/29	3,885,000	3,418,800
6.5% 1/15/28	2,050,000	1,783,500
NCR Corp. 4.625% 2/15/21	2,375,000	2,345,313
Nuance Communications, Inc. 5.375% 8/15/20 (d)	6,670,000	6,619,975
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)	3,870,000	3,879,675
5.75% 2/15/21 (d)	2,090,000	2,178,825
Sanmina-SCI Corp. 7% 5/15/19 (d)	3,790,000	4,026,875
Seagate HDD Cayman 3.75% 11/15/18 (d)	3,405,000	3,405,000
SoftBank Corp. 4.5% 4/15/20 (d)	2,375,000	2,351,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Spansion LLC 7.875% 11/15/17	$ 3,065,000	$ 3,164,613
VeriSign, Inc. 4.625% 5/1/23	2,085,000	2,030,269
Viasystems, Inc. 7.875% 5/1/19 (d)	1,935,000	2,060,775
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	1,995,000	2,204,475
13.375% 10/15/19	1,070,000	1,230,500
		70,539,434
Telecommunications - 7.5%
Alcatel-Lucent U.S.A., Inc. 8.875% 1/1/20 (d)	1,110,000	1,200,188
Altice Financing SA 7.875% 12/15/19 (d)	2,600,000	2,815,800
Altice Finco SA 9.875% 12/15/20 (d)	4,315,000	4,822,013
Digicel Group Ltd.:
6% 4/15/21 (d)	5,395,000	5,300,588
7% 2/15/20 (d)	200,000	204,000
8.25% 9/1/17 (d)	3,535,000	3,676,400
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	7,365,000	7,125,638
Intelsat Jackson Holdings SA 7.25% 4/1/19	2,505,000	2,699,138
Intelsat Luxembourg SA 7.75% 6/1/21 (d)	3,590,000	3,787,450
MasTec, Inc. 4.875% 3/15/23	1,680,000	1,602,300
MetroPCS Wireless, Inc. 6.25% 4/1/21 (d)	1,470,000	1,537,988
NeuStar, Inc. 4.5% 1/15/23	1,935,000	1,760,850
Sprint Capital Corp.:
6.875% 11/15/28	730,000	693,500
8.75% 3/15/32	730,000	795,700
Sprint Communications, Inc. 9% 11/15/18 (d)	3,970,000	4,813,625
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (d)	2,005,000	2,082,694
6.464% 4/28/19	3,610,000	3,826,600
6.731% 4/28/22	765,000	808,031
6.836% 4/28/23	300,000	317,250
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	5,640,000	5,893,800
TW Telecom Holdings, Inc. 5.375% 10/1/22	1,815,000	1,810,463
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	1,970,000	2,093,125
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(g)	5,429,027	5,328,213
		64,995,354
Nonconvertible Bonds - continued
	Principal Amount	Value
Textiles & Apparel - 0.3%
The William Carter Co. 5.25% 8/15/21 (d)	$ 2,220,000	$ 2,253,300
TOTAL NONCONVERTIBLE BONDS (Cost $782,054,771)		811,276,902
Common Stocks - 0.1%
Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (a)(d) (Cost $864,258)	1	592,559
Bank Loan Obligations - 2.5%
	Principal Amount
Energy - 0.8%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (g)	$ 3,260,000	3,333,350
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (g)	3,800,000	3,857,000
Tranche B 1LN, term loan 3.875% 9/30/18 (g)	220,000	221,650
		7,412,000
Gaming - 0.0%
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (g)	415,000	418,652
Hotels - 0.3%
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (g)	2,345,000	2,359,656
Insurance - 0.3%
HUB International Ltd. Tranche B, term loan 4.75% 10/2/20 (g)	925,000	931,938
Stoneriver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (g)	809,549	816,673
Tranche B 1LN, term loan 4.5% 11/30/19 (g)	1,014,442	1,013,225
		2,761,836
Leisure - 0.4%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (g)	1,075,000	1,088,438
Tranche B 1LN, term loan 4.5005% 2/1/20 (g)	1,999,950	2,014,950
		3,103,388
Bank Loan Obligations - continued
	Principal Amount	Value
Metals/Mining - 0.4%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (g)	$ 1,501,228	$ 1,437,426
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (g)	1,840,000	1,837,700
		3,275,126
Technology - 0.3%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (g)	1,235,000	1,248,894
First Data Corp. term loan 4.17% 3/24/18 (g)	1,110,000	1,112,775
		2,361,669
TOTAL BANK LOAN OBLIGATIONS (Cost $21,165,780)		21,692,327
Preferred Securities - 0.4%

Banks & Thrifts - 0.4%
JPMorgan Chase & Co. 6% (e)(g) (Cost $3,110,000)	3,110,000	3,056,612
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.09% (b) (Cost $31,426,832)	31,426,832	31,426,832
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $838,621,641)		868,045,232
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,991,216
NET ASSETS - 100%		$ 870,036,448
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $369,237,455 or 42.4% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 53,305
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 592,559	$ -	$ -	$ 592,559
Corporate Bonds	811,276,902	-	811,276,902	-
Bank Loan Obligations	21,692,327	-	20,603,889	1,088,438
Preferred Securities	3,056,612	-	3,056,612	-
Money Market Funds	31,426,832	31,426,832	-	-
Total Investments in Securities:	$ 868,045,232	$ 31,426,832	$ 834,937,403	$ 1,680,997
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	78.4%
Luxembourg	5.0%
Canada	3.6%
Bermuda	2.1%
Australia	2.0%
Cayman Islands	1.9%
Netherlands	1.4%
Austria	1.1%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $807,194,809)	$ 836,618,400
Fidelity Central Funds (cost $31,426,832)	31,426,832
Total Investments (cost $838,621,641)		$ 868,045,232
Cash		351,577
Receivable for investments sold		3,586,365
Receivable for fund shares sold		636,708
Interest receivable		14,556,608
Distributions receivable from Fidelity Central Funds		2,553
Prepaid expenses		2,676
Other receivables		15
Total assets		887,181,734

Liabilities
Payable for investments purchased Regular delivery	$ 11,117,527
Delayed delivery	3,555,390
Payable for fund shares redeemed	1,050,817
Distributions payable	597,031
Accrued management fee	407,187
Distribution and service plan fees payable	191,591
Other affiliated payables	170,036
Other payables and accrued expenses	55,707
Total liabilities		17,145,286

Net Assets		$ 870,036,448
Net Assets consist of:
Paid in capital		$ 802,069,498
Undistributed net investment income		11,658,201
Accumulated undistributed net realized gain (loss) on investments		26,885,158
Net unrealized appreciation (depreciation) on investments		29,423,591
Net Assets		$ 870,036,448

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($280,768,995 ÷ 32,003,701 shares)	$ 8.77

Maximum offering price per share (100/96.00 of $8.77)	$ 9.14
Class T: Net Asset Value and redemption price per share ($90,900,535 ÷ 10,379,721 shares)	$ 8.76

Maximum offering price per share (100/96.00 of $8.76)	$ 9.12
Class B: Net Asset Value and offering price per share ($13,176,452 ÷ 1,506,168 shares) A	$ 8.75

Class C: Net Asset Value and offering price per share ($126,952,200 ÷ 14,509,055 shares) A	$ 8.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($358,238,266 ÷ 40,763,451 shares)	$ 8.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2013

Investment Income
Dividends		$ 212,528
Interest		60,508,711
Income from Fidelity Central Funds		53,305
Total income		60,774,544

Expenses
Management fee	$ 5,328,861
Transfer agent fees	1,879,942
Distribution and service plan fees	2,567,392
Accounting fees and expenses	341,553
Custodian fees and expenses	21,441
Independent trustees' compensation	5,566
Registration fees	98,534
Audit	68,108
Legal	5,209
Miscellaneous	9,204
Total expenses before reductions	10,325,810
Expense reductions	(88,034)	10,237,776
Net investment income (loss)		50,536,768
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		36,587,680
Change in net unrealized appreciation (depreciation) on investment securities		(24,249,415)
Net gain (loss)		12,338,265
Net increase (decrease) in net assets resulting from operations		$ 62,875,033

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,536,768	$ 57,210,653
Net realized gain (loss)	36,587,680	5,885,916
Change in net unrealized appreciation (depreciation)	(24,249,415)	37,279,107
Net increase (decrease) in net assets resulting from operations	62,875,033	100,375,676
Distributions to shareholders from net investment income	(48,912,015)	(57,876,838)
Distributions to shareholders from net realized gain	(10,710,125)	(4,909,609)
Total distributions	(59,622,140)	(62,786,447)
Share transactions - net increase (decrease)	(160,938,070)	180,987,382
Redemption fees	74,188	67,711
Total increase (decrease) in net assets	(157,610,989)	218,644,322

Net Assets
Beginning of period	1,027,647,437	809,003,115
End of period (including undistributed net investment income of $11,658,201 and undistributed net investment income of $10,186,110, respectively)	$ 870,036,448	$ 1,027,647,437

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 8.38	$ 8.59	$ 7.87	$ 6.48
Income from Investment Operations
Net investment income (loss) C	.473	.539	.581	.637	.625
Net realized and unrealized gain (loss)	.117	.411	(.204)	.673	1.318
Total from investment operations	.590	.950	.377	1.310	1.943
Distributions from net investment income	(.457)	(.551)	(.589)	(.591)	(.556)
Distributions from net realized gain	(.094)	(.050)	-	-	-
Total distributions	(.551)	(.601)	(.589)	(.591)	(.556)
Redemption fees added to paid in capital C	.001	.001	.002	.001	.003
Net asset value, end of period	$ 8.77	$ 8.73	$ 8.38	$ 8.59	$ 7.87
Total Return A, B	6.99%	11.84%	4.53%	17.33%	31.69%
Ratios to Average Net Assets D, F
Expenses before reductions	1.03%	1.03%	1.04%	1.06%	1.09%
Expenses net of fee waivers, if any	1.03%	1.03%	1.04%	1.06%	1.09%
Expenses net of all reductions	1.03%	1.03%	1.04%	1.06%	1.08%
Net investment income (loss)	5.40%	6.35%	6.82%	7.81%	8.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 280,769	$ 331,436	$ 264,110	$ 278,577	$ 282,936
Portfolio turnover rate E	76%	48%	75%	79%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 8.37	$ 8.57	$ 7.86	$ 6.48
Income from Investment Operations
Net investment income (loss) C	.469	.536	.578	.633	.622
Net realized and unrealized gain (loss)	.119	.411	(.193)	.665	1.310
Total from investment operations	.588	.947	.385	1.298	1.932
Distributions from net investment income	(.455)	(.548)	(.587)	(.589)	(.555)
Distributions from net realized gain	(.094)	(.050)	-	-	-
Total distributions	(.549)	(.598)	(.587)	(.589)	(.555)
Redemption fees added to paid in capital C	.001	.001	.002	.001	.003
Net asset value, end of period	$ 8.76	$ 8.72	$ 8.37	$ 8.57	$ 7.86
Total Return A, B	6.97%	11.83%	4.63%	17.17%	31.52%
Ratios to Average Net Assets D, F
Expenses before reductions	1.05%	1.06%	1.07%	1.11%	1.16%
Expenses net of fee waivers, if any	1.05%	1.06%	1.07%	1.10%	1.10%
Expenses net of all reductions	1.05%	1.06%	1.07%	1.10%	1.10%
Net investment income (loss)	5.38%	6.32%	6.79%	7.78%	8.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,901	$ 105,518	$ 92,746	$ 119,576	$ 111,601
Portfolio turnover rate E	76%	48%	75%	79%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.71	$ 8.36	$ 8.57	$ 7.85	$ 6.47
Income from Investment Operations
Net investment income (loss) C	.408	.477	.521	.579	.571
Net realized and unrealized gain (loss)	.119	.412	(.204)	.676	1.317
Total from investment operations	.527	.889	.317	1.255	1.888
Distributions from net investment income	(.394)	(.490)	(.529)	(.536)	(.511)
Distributions from net realized gain	(.094)	(.050)	-	-	-
Total distributions	(.488)	(.540)	(.529)	(.536)	(.511)
Redemption fees added to paid in capital C	.001	.001	.002	.001	.003
Net asset value, end of period	$ 8.75	$ 8.71	$ 8.36	$ 8.57	$ 7.85
Total Return A, B	6.24%	11.08%	3.81%	16.58%	30.73%
Ratios to Average Net Assets D, F
Expenses before reductions	1.75%	1.76%	1.77%	1.80%	1.81%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	4.68%	5.64%	6.11%	7.13%	8.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,176	$ 17,309	$ 19,647	$ 29,065	$ 32,894
Portfolio turnover rate E	76%	48%	75%	79%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.71	$ 8.36	$ 8.57	$ 7.85	$ 6.47
Income from Investment Operations
Net investment income (loss) C	.405	.474	.516	.575	.572
Net realized and unrealized gain (loss)	.119	.412	(.202)	.675	1.309
Total from investment operations	.524	.886	.314	1.250	1.881
Distributions from net investment income	(.391)	(.487)	(.526)	(.531)	(.504)
Distributions from net realized gain	(.094)	(.050)	-	-	-
Total distributions	(.485)	(.537)	(.526)	(.531)	(.504)
Redemption fees added to paid in capital C	.001	.001	.002	.001	.003
Net asset value, end of period	$ 8.75	$ 8.71	$ 8.36	$ 8.57	$ 7.85
Total Return A, B	6.20%	11.03%	3.77%	16.51%	30.60%
Ratios to Average Net Assets D, F
Expenses before reductions	1.79%	1.79%	1.79%	1.81%	1.85%
Expenses net of fee waivers, if any	1.79%	1.79%	1.79%	1.81%	1.85%
Expenses net of all reductions	1.79%	1.79%	1.79%	1.81%	1.85%
Net investment income (loss)	4.64%	5.60%	6.08%	7.07%	8.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,952	$ 149,591	$ 120,710	$ 121,796	$ 98,361
Portfolio turnover rate E	76%	48%	75%	79%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 8.40	$ 8.60	$ 7.88	$ 6.49
Income from Investment Operations
Net investment income (loss) B	.489	.556	.598	.655	.637
Net realized and unrealized gain (loss)	.116	.409	(.195)	.673	1.323
Total from investment operations	.605	.965	.403	1.328	1.960
Distributions from net investment income	(.472)	(.566)	(.605)	(.609)	(.573)
Distributions from net realized gain	(.094)	(.050)	-	-	-
Total distributions	(.566)	(.616)	(.605)	(.609)	(.573)
Redemption fees added to paid in capital B	.001	.001	.002	.001	.003
Net asset value, end of period	$ 8.79	$ 8.75	$ 8.40	$ 8.60	$ 7.88
Total Return A	7.16%	12.02%	4.85%	17.55%	31.95%
Ratios to Average Net Assets C, E
Expenses before reductions	.87%	.88%	.88%	.89%	.90%
Expenses net of fee waivers, if any	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85%	.85%	.85%	.85%	.85%
Net investment income (loss)	5.58%	6.54%	7.01%	8.03%	9.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 358,238	$ 423,792	$ 311,790	$ 329,601	$ 251,945
Portfolio turnover rate D	76%	48%	75%	79%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Fidelity Advisor High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank loan obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 36,954,084
Gross unrealized depreciation	(6,630,032)
Net unrealized appreciation (depreciation) on securities and other investments	$ 30,324,052

Tax Cost	$ 837,721,180

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 10,638,613
Undistributed long-term capital gain	$ 27,004,285
Net unrealized appreciation (depreciation)	$ 30,324,052

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 55,634,327	$ 57,876,838
Long-term Capital Gains	3,987,813	4,909,609
Total	$ 59,622,140	$ 62,786,447

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $679,411,963 and $793,982,448, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 780,010	$ 25,480
Class T	-%	.25%	247,482	3,255
Class B	.65%	.25%	137,679	100,506
Class C	.75%	.25%	1,402,221	231,708
			$ 2,567,392	$ 360,949

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 59,582
Class T	10,230
Class B*	25,737
Class C*	20,388
$ 115,937

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 479,355.15
Class T	179,528.18
Class B	35,196.23
Class C	233,484.17
Institutional Class	952,379.25
	$ 1,879,942

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,110 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	1.75%	$ 359
Institutional Class	.85%	86,702
		$ 87,061

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $14 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $959.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Class A	$ 16,314,142	$ 19,266,751
Class T	5,161,023	6,321,827
Class B	691,999	1,064,774
Class C	6,288,608	8,052,744
Institutional Class	20,456,243	23,170,742
Total	$ 48,912,015	$ 57,876,838

Annual Report

8. Distributions to Shareholders - continued

Years ended October 31,	2013	2012
From net realized gain
Class A	$ 3,483,705	$ 1,593,045
Class T	1,140,878	555,537
Class B	184,860	113,946
Class C	1,602,754	738,893
Institutional Class	4,297,928	1,908,188
Total	$ 10,710,125	$ 4,909,609

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class A
Shares sold	7,091,246	13,554,378	$ 62,129,968	$ 114,785,238
Reinvestment of distributions	1,758,588	1,908,278	15,357,657	16,124,689
Shares redeemed	(14,804,694)	(9,007,277)	(129,032,339)	(76,176,781)
Net increase (decrease)	(5,954,860)	6,455,379	$ (51,544,714)	$ 54,733,146
Class T
Shares sold	1,497,548	3,062,937	$ 13,070,279	$ 26,048,550
Reinvestment of distributions	583,493	651,829	5,087,202	5,492,540
Shares redeemed	(3,805,963)	(2,690,101)	(33,189,003)	(22,809,085)
Net increase (decrease)	(1,724,922)	1,024,665	$ (15,031,522)	$ 8,732,005
Class B
Shares sold	88,671	215,184	$ 772,890	$ 1,821,747
Reinvestment of distributions	75,832	104,068	660,444	874,542
Shares redeemed	(645,956)	(680,921)	(5,631,561)	(5,751,719)
Net increase (decrease)	(481,453)	(361,669)	$ (4,198,227)	$ (3,055,430)
Class C
Shares sold	2,788,587	6,558,912	$ 24,348,512	$ 55,308,268
Reinvestment of distributions	705,870	802,942	6,148,005	6,764,675
Shares redeemed	(6,159,803)	(4,619,238)	(53,679,905)	(39,315,398)
Net increase (decrease)	(2,665,346)	2,742,616	$ (23,183,388)	$ 22,757,545
Institutional Class
Shares sold	7,283,471	20,083,074	$ 63,781,595	$ 172,012,055
Reinvestment of distributions	2,604,592	2,734,646	22,781,805	23,137,043
Shares redeemed	(17,581,432)	(11,495,654)	(153,543,619)	(97,328,982)
Net increase (decrease)	(7,693,369)	11,322,066	$ (66,980,219)	$ 97,820,116

Annual Report

Notes to Financial Statements - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Income Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 13, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-
2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-
present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-
present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor High Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	12/09/13	12/06/13	$0.386

Class T	12/09/13	12/06/13	$0.386

Class B	12/09/13	12/06/13	$0.386

Class C	12/09/13	12/06/13	$0.386

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2013, $32,443,821, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $37,139,419 of distributions paid during the period January 1, 2013 to October 31, 2013, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or, in the case of the fund, underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Fidelity Advisor High Income Fund

The Board has discussed the fund's performance with FMR, including the fund's underperformance based on more recent periods ended after 2012 (which periods are not shown in the chart above) but prior to the date of the Board's approval of the renewal of the Advisory Contracts, and has engaged with FMR to consider what steps might be taken to remediate the fund's more recent underperformance.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A and Class B ranked below its competitive median for 2012 and the total expense ratio of each of Class T, Class C, and Institutional Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AHI-UANN-1213
1.784748.110

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

High Income

Fund - Institutional Class

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class	7.16%	14.32%	7.33%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® High Income Fund - Institutional Class on October 31, 2003. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: High-yield bonds sustained a strong multiyear run, with The BofA Merrill LynchSM US High Yield Constrained Index rising 8.82% during the 12 months ending October 31, 2013. High yield was buoyed by a low default rate, solid corporate fundamentals, robust demand for scarce yield, and unprecedented monetary support from central banks worldwide. At the same time, there were periods of volatility, including in late May, when U.S. Federal Reserve Chairman Ben Bernanke indicated the central bank was considering tapering its monetary stimulus program, known as quantitative easing (QE). In response, U.S. Treasury yields spiked and investors, uncertain about future Fed policy, pulled a record amount of assets from high-yield bond funds in June, when the index posted its largest monthly loss since September 2011. Concern abated in July and the backdrop stabilized. The calm proved short-lived, however, as by August, economic optimism sparked renewed questions about how long the Fed would maintain its accommodative stance. Also, speculation swirled about who might replace Bernanke in February 2014. The period ended on a strong note, though, as the Fed decided to maintain its QE program, fear of rising rates abated on weaker-than-expected economic data, and Congress agreed to reopen the government and raise the federal debt ceiling.

Comments from Matthew Conti, Portfolio Manager of Fidelity Advisor® High Income Fund: For the year, the fund's Institutional Class shares returned 7.16%, underperforming the BofA Merrill Lynch index. Versus the index, the fund was hurt by underweighting top-performing CCC-rated bonds, security selection in metals/mining and diversified financial services, and its modest cash position - held for liquidity purposes - which was a drag on performance in an up market. An investment in underperforming drilling company Boart Longyear and not owning U.K.-based index component Lloyds Banking Group were the two of the largest individual detractors. On the plus side, security selection in energy helped, as did an overweighting in food & drug retail, where the fund's large stake in Rite Aid was the top individual contributor. Not owning textbook publisher and benchmark component Cengage Learning also proved positive.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	1.02%
Actual		$ 1,000.00	$ 1,007.30	$ 5.16
Hypothetical A		$ 1,000.00	$ 1,020.06	$ 5.19
Class T	1.05%
Actual		$ 1,000.00	$ 1,008.30	$ 5.32
Hypothetical A		$ 1,000.00	$ 1,019.91	$ 5.35
Class B	1.75%
Actual		$ 1,000.00	$ 1,004.80	$ 8.84
Hypothetical A		$ 1,000.00	$ 1,016.38	$ 8.89
Class C	1.78%
Actual		$ 1,000.00	$ 1,004.60	$ 8.99
Hypothetical A		$ 1,000.00	$ 1,016.23	$ 9.05
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,009.30	$ 4.30
Hypothetical A		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Rite Aid Corp.	2.0	2.4
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.7	1.3
CIT Group, Inc.	1.6	1.9
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	1.5	1.3
Chesapeake Energy Corp.	1.4	1.7
	8.2
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	13.9	11.1
Technology	8.4	5.1
Telecommunications	7.6	9.1
Diversified Financial Services	5.5	6.9
Healthcare	4.9	4.1
Quality Diversification (% of fund's net assets)
As of October 31, 2013	As of April 30, 2013
BBB 0.8%	BBB 2.6%
BB 35.6%	BB 34.9%
B 44.6%	B 44.0%
CCC,CC,C 14.7%	CCC,CC,C 10.2%
Not Rated 0.4%	Not Rated 0.7%
Equities 0.1%	Equities 0.5%
Short-Term Investments and Net Other Assets 3.8%	Short-Term Investments and Net Other Assets 7.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Nonconvertible Bonds 93.2%		Nonconvertible Bonds 89.1%
	Convertible Bonds, Preferred Stocks 0.0%		Convertible Bonds, Preferred Stocks 0.4%
	Common Stocks 0.1%		Common Stocks 0.1%
	Bank Loan Obligations 2.5%		Bank Loan Obligations 3.2%
	Other Investments 0.4%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 3.8%		Short-Term Investments and Net Other Assets (Liabilities) 7.1%
* Foreign investments	21.6%	** Foreign investments	16.2%

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 93.2%
	Principal Amount	Value
Aerospace - 0.9%
Alliant Techsystems, Inc. 5.25% 10/1/21 (d)	$ 460,000	$ 462,875
GenCorp, Inc. 7.125% 3/15/21 (d)	580,000	620,600
TransDigm, Inc.:
5.5% 10/15/20	2,945,000	2,967,088
7.5% 7/15/21	1,855,000	2,021,950
Triumph Group, Inc. 4.875% 4/1/21	1,420,000	1,373,850
		7,446,363
Air Transportation - 3.2%
Air Canada 6.625% 5/15/18 (d)	3,205,000	3,153,079
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (d)	315,000	303,975
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,207,956	1,346,871
6.125% 4/29/18 (d)	345,000	354,488
6.25% 10/11/21	2,159,711	2,235,301
6.75% 9/15/15 (d)	3,375,000	3,476,250
9.25% 5/10/17	1,425,794	1,571,938
Delta Air Lines, Inc. pass-thru certificates Series 2012-1B Class B, 6.875% 5/7/19 (d)	2,637,976	2,776,469
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17	1,375,000	1,454,063
6.75% 5/23/17	1,375,000	1,450,625
8.021% 8/10/22	1,154,887	1,250,165
8.954% 8/10/14	922,240	938,379
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	344,594	355,793
U.S. Airways Group, Inc. 6.125% 6/1/18	1,950,000	1,918,313
U.S. Airways pass-thru certificates Series 2012-2C, 5.45% 6/3/18	2,215,000	2,137,475
U.S. Airways pass-thru Trust Series 2013-1 Class B, 5.375% 5/15/23	450,000	430,875
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	959,133	1,007,089
9.75% 1/15/17	1,103,615	1,266,398
12% 1/15/16 (d)	311,758	351,508
United Continental Holdings, Inc. 6.375% 6/1/18	185,000	191,938
		27,970,992
Automotive - 2.9%
American Axle & Manufacturing, Inc. 6.25% 3/15/21	2,970,000	3,125,925
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19	3,340,000	3,699,050
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
Dana Holding Corp.:
5.375% 9/15/21	$ 690,000	$ 705,525
6% 9/15/23	690,000	707,250
6.5% 2/15/19	985,000	1,053,950
6.75% 2/15/21	1,210,000	1,315,875
General Motors Co.:
3.5% 10/2/18 (d)	2,070,000	2,111,400
6.25% 10/2/43 (d)	2,165,000	2,251,600
General Motors Financial Co., Inc.:
3.25% 5/15/18 (d)	4,350,000	4,333,688
4.75% 8/15/17 (d)	2,285,000	2,416,388
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (d)(g)	2,965,000	3,157,725
		24,878,376
Banks & Thrifts - 1.2%
Ally Financial, Inc. 4.75% 9/10/18	4,370,000	4,548,982
Barclays Bank PLC 7.625% 11/21/22	4,405,000	4,543,758
Synovus Financial Corp.:
5.125% 6/15/17	475,000	484,500
7.875% 2/15/19	990,000	1,126,125
		10,703,365
Broadcasting - 1.3%
AMC Networks, Inc. 4.75% 12/15/22	2,445,000	2,365,538
Clear Channel Communications, Inc.:
4.9% 5/15/15	1,535,000	1,465,925
5.5% 12/15/16	2,735,000	2,345,263
Sirius XM Radio, Inc.:
5.75% 8/1/21 (d)	1,470,000	1,499,400
5.875% 10/1/20 (d)	1,520,000	1,573,200
Starz LLC/Starz Finance Corp. 5% 9/15/19	2,135,000	2,156,350
		11,405,676
Building Materials - 3.4%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	2,385,000	2,593,688
6.875% 8/15/18 (d)	2,715,000	2,891,475
Building Materials Holding Corp. 9% 9/15/18 (d)	2,790,000	2,929,500
HD Supply, Inc.:
7.5% 7/15/20 (d)	2,910,000	3,070,050
8.125% 4/15/19	3,390,000	3,789,003
Headwaters, Inc. 7.625% 4/1/19	2,175,000	2,316,375
Masco Corp. 5.95% 3/15/22	3,400,000	3,604,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Texas Industries, Inc. 9.25% 8/15/20	$ 4,870,000	$ 5,381,350
USG Corp.:
5.875% 11/1/21 (d)	195,000	198,900
7.875% 3/30/20 (d)	2,680,000	2,948,000
		29,722,341
Cable TV - 3.6%
Cablevision Systems Corp. 7.75% 4/15/18	530,000	601,550
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	1,505,000	1,565,200
7% 1/15/19	3,470,000	3,678,200
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	2,255,000	2,339,563
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (d)	2,690,000	2,609,300
Cogeco Cable, Inc. 4.875% 5/1/20 (d)	450,000	441,000
DISH DBS Corp. 4.25% 4/1/18	2,185,000	2,217,775
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	1,865,000	2,070,150
Lynx I Corp. 5.375% 4/15/21 (d)	1,625,000	1,633,125
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (d)	3,075,000	3,105,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (d)	1,115,000	1,101,063
7.5% 3/15/19 (d)	660,000	716,100
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	1,665,000	1,777,388
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	3,505,000	3,846,738
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	3,430,000	3,601,500
		31,304,402
Capital Goods - 0.6%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	1,440,000	1,524,600
JB Poindexter & Co., Inc. 9% 4/1/22 (d)	3,615,000	3,831,900
		5,356,500
Chemicals - 2.6%
Ashland, Inc. 3.875% 4/15/18	1,915,000	1,924,575
INEOS Finance PLC 8.375% 2/15/19 (d)	2,920,000	3,255,800
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	2,307,000	2,555,003
LSB Industries, Inc. 7.75% 8/1/19 (d)	775,000	819,563
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	1,930,000	1,987,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
OMNOVA Solutions, Inc. 7.875% 11/1/18	$ 1,540,000	$ 1,643,950
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,870,000	1,921,425
SPCM SA 6% 1/15/22 (d)	430,000	446,125
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)	5,790,000	5,775,525
Tronox Finance LLC 6.375% 8/15/20	2,340,000	2,386,800
		22,716,666
Consumer Products - 0.3%
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)	2,510,000	2,371,950
Containers - 2.7%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (d)	3,630,000	3,902,250
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
7% 11/15/20 (d)	595,000	592,025
7.375% 10/15/17 (d)	235,000	252,331
Ball Corp. 4% 11/15/23	2,055,000	1,893,169
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (d)	1,300,000	1,325,296
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)	2,645,000	2,479,688
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	5,125,000	5,291,563
7.875% 8/15/19	1,945,000	2,149,225
8.5% 5/15/18 (c)	870,000	922,200
9.875% 8/15/19	4,065,000	4,496,906
		23,304,653
Diversified Financial Services - 5.5%
Aircastle Ltd.:
6.25% 12/1/19	1,175,000	1,251,375
6.75% 4/15/17	1,375,000	1,509,063
9.75% 8/1/18	3,130,000	3,458,650
CIT Group, Inc.:
5% 8/15/22	1,740,000	1,761,750
5.25% 3/15/18	3,365,000	3,638,406
5.375% 5/15/20	1,485,000	1,590,806
5.5% 2/15/19 (d)	4,000,000	4,330,000
6.625% 4/1/18 (d)	2,045,000	2,318,519
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20 (d)	2,015,000	2,065,375
7.75% 1/15/16	3,990,000	4,109,700
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.: - continued
8% 1/15/18	$ 7,985,000	$ 8,374,269
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(g)	870,000	809,100
International Lease Finance Corp.:
5.875% 4/1/19	1,025,000	1,103,058
5.875% 8/15/22	4,565,000	4,701,950
6.25% 5/15/19	1,485,000	1,618,650
8.75% 3/15/17	760,000	893,000
SLM Corp.:
5.5% 1/15/19	2,080,000	2,138,864
8% 3/25/20	1,020,000	1,165,350
8.45% 6/15/18	1,015,000	1,185,013
		48,022,898
Diversified Media - 1.6%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22	1,810,000	1,882,400
6.5% 11/15/22	3,425,000	3,596,250
MDC Partners, Inc. 6.75% 4/1/20 (d)	760,000	790,400
Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (d)	2,280,000	2,342,700
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	1,725,000	1,690,500
Quebecor Media, Inc. 5.75% 1/15/23	3,540,000	3,424,950
		13,727,200
Electric Utilities - 4.9%
Atlantic Power Corp. 9% 11/15/18	3,340,000	3,390,100
Calpine Corp. 6% 1/15/22 (d)	870,000	902,625
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	1,650,000	1,777,875
GenOn Energy, Inc.:
9.5% 10/15/18	940,000	1,081,000
9.875% 10/15/20	580,000	649,600
Mirant Americas Generation LLC:
8.5% 10/1/21	3,505,000	3,829,213
9.125% 5/1/31	5,390,000	5,767,300
NRG Energy, Inc. 6.625% 3/15/23	665,000	687,444
NSG Holdings II, LLC 7.75% 12/15/25 (d)	7,675,000	8,154,688
Otter Tail Corp. 9% 12/15/16	1,675,000	1,949,281
Puget Energy, Inc.:
5.625% 7/15/22	2,710,000	2,923,497
6.5% 12/15/20	2,115,000	2,412,384
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
The AES Corp.:
4.875% 5/15/23	$ 1,120,000	$ 1,072,400
7.375% 7/1/21	6,775,000	7,672,688
		42,270,095
Energy - 13.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,405,000	1,397,975
Antero Resources Finance Corp.:
5.375% 11/1/21 (d)(f)	1,130,000	1,148,363
6% 12/1/20	2,210,000	2,331,550
7.25% 8/1/19	1,270,000	1,362,075
Approach Resources, Inc. 7% 6/15/21	2,795,000	2,906,800
Chesapeake Energy Corp.:
5.375% 6/15/21	1,645,000	1,710,800
6.125% 2/15/21	5,235,000	5,719,238
6.875% 11/15/20	1,380,000	1,559,400
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,030,000	1,104,675
6.125% 7/15/22	2,375,000	2,547,188
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (c)	1,135,000	1,188,913
Continental Resources, Inc. 5% 9/15/22	1,445,000	1,504,606
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (d)(f)	690,000	705,525
7.75% 4/1/19	940,000	1,012,850
Denbury Resources, Inc. 6.375% 8/15/21	1,555,000	1,659,963
Edgen Murray Corp. 8.75% 11/1/20 (d)	1,010,000	1,166,550
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (d)	4,720,000	4,720,000
Energy Partners Ltd. 8.25% 2/15/18	1,785,000	1,914,413
Energy Transfer Equity LP 7.5% 10/15/20	2,025,000	2,338,875
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	2,635,000	2,964,375
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,130,000	1,214,750
9.375% 5/1/20	4,570,000	5,278,350
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	4,568,000	4,784,980
Exterran Holdings, Inc. 7.25% 12/1/18	3,260,000	3,447,450
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21 (d)	2,755,000	2,741,225
Forbes Energy Services Ltd. 9% 6/15/19	3,200,000	3,232,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Forest Oil Corp.:
7.25% 6/15/19	$ 1,180,000	$ 1,191,800
7.5% 9/15/20	2,795,000	2,774,038
Forum Energy Technologies, Inc. 6.25% 10/1/21 (d)	510,000	531,675
Gibson Energy, Inc. 6.75% 7/15/21 (d)	2,310,000	2,442,825
Hornbeck Offshore Services, Inc.:
5% 3/1/21	1,570,000	1,542,525
5.875% 4/1/20	780,000	801,450
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (d)	1,475,000	1,475,000
5.625% 11/15/23 (d)	2,135,000	2,135,000
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,695,000	2,748,900
Offshore Group Investment Ltd.:
7.125% 4/1/23	1,200,000	1,221,000
7.5% 11/1/19	3,870,000	4,208,625
Oil States International, Inc. 6.5% 6/1/19	1,665,000	1,773,225
Pacific Drilling SA 5.375% 6/1/20 (d)	2,985,000	3,007,388
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	2,040,000	2,182,800
Precision Drilling Corp.:
6.5% 12/15/21	200,000	213,000
6.625% 11/15/20	1,760,000	1,874,400
Samson Investment Co. 10.25% 2/15/20 (d)	6,275,000	6,777,000
SemGroup Corp. 7.5% 6/15/21 (d)	2,355,000	2,466,863
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)	1,535,000	1,435,225
5.25% 5/1/23	1,695,000	1,695,000
6.375% 8/1/22	354,000	377,010
6.875% 2/1/21	1,955,000	2,106,513
7.875% 10/15/18	1,830,000	1,985,550
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	545,000	564,075
Western Refining, Inc. 6.25% 4/1/21	1,570,000	1,573,925
Whiting Petroleum Corp. 5% 3/15/19	2,935,000	3,052,400
		113,820,101
Entertainment/Film - 0.5%
Cinemark U.S.A., Inc. 4.875% 6/1/23	1,020,000	971,550
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (d)	370,000	377,400
5.375% 11/1/23 (d)	770,000	777,700
Nonconvertible Bonds - continued
	Principal Amount	Value
Entertainment/Film - continued
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (d)	$ 675,000	$ 691,875
Regal Entertainment Group 5.75% 6/15/23	1,815,000	1,792,313
		4,610,838
Environmental - 1.2%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (d)	2,790,000	2,929,500
Clean Harbors, Inc.:
5.125% 6/1/21	615,000	623,456
5.25% 8/1/20	1,715,000	1,762,163
Covanta Holding Corp.:
6.375% 10/1/22	935,000	966,221
7.25% 12/1/20	1,971,000	2,132,159
Tervita Corp.:
8% 11/15/18 (d)	835,000	868,400
9.75% 11/1/19 (d)	980,000	960,400
		10,242,299
Food & Drug Retail - 2.4%
BI-LO LLC/BI-LO Finance Corp. 8.625% 9/15/18 pay-in-kind (d)(g)	845,000	872,463
JBS Investments GmbH 7.75% 10/28/20 (d)	2,200,000	2,268,750
Rite Aid Corp.:
6.75% 6/15/21	4,585,000	4,848,638
9.25% 3/15/20	11,205,000	12,941,738
		20,931,589
Food/Beverage/Tobacco - 2.1%
Barry Callebaut Services NV 5.5% 6/15/23 (d)	2,725,000	2,761,379
DS Waters of America, Inc. 10% 9/1/21 (d)	940,000	977,600
ESAL GmbH 6.25% 2/5/23 (d)	5,755,000	5,237,050
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)	3,145,000	3,042,788
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (d)	1,850,000	1,896,250
8.25% 2/1/20 (d)	4,220,000	4,525,950
		18,441,017
Gaming - 2.3%
Ameristar Casinos, Inc. 7.5% 4/15/21	5,240,000	5,750,900
MCE Finance Ltd. 5% 2/15/21 (d)	2,630,000	2,603,700
MGM Mirage, Inc.:
6.75% 10/1/20	2,925,000	3,188,250
8.625% 2/1/19	1,785,000	2,095,144
11.375% 3/1/18	1,655,000	2,122,538
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
PNK Finance Corp. 6.375% 8/1/21 (d)	$ 1,655,000	$ 1,737,750
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)	940,000	921,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	1,195,000	1,229,428
		19,648,910
Healthcare - 4.9%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21 (d)	320,000	328,000
Community Health Systems, Inc.:
5.125% 8/15/18	2,260,000	2,350,400
8% 11/15/19	3,950,000	4,280,813
DaVita, Inc. 5.75% 8/15/22	2,110,000	2,165,388
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	950,000	959,500
8.75% 3/15/18	110,000	120,450
9.875% 4/15/18	1,555,000	1,667,738
Emergency Medical Services Corp. 8.125% 6/1/19	4,075,000	4,426,673
HealthSouth Corp. 7.25% 10/1/18	2,785,000	2,993,875
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)	300,000	177,000
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,780,000	1,913,500
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	160,000	175,200
7.5% 2/15/20	600,000	657,000
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,886,000	2,046,310
Tenet Healthcare Corp.:
6% 10/1/20 (d)	890,000	941,175
8.125% 4/1/22 (d)	3,910,000	4,281,450
Valeant Pharmaceuticals International:
6.5% 7/15/16 (d)	1,815,000	1,878,525
6.75% 8/15/18 (d)	2,800,000	3,066,000
6.875% 12/1/18 (d)	3,290,000	3,516,188
VPI Escrow Corp. 6.375% 10/15/20 (d)	4,560,000	4,867,800
		42,812,985
Homebuilders/Real Estate - 3.0%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	1,810,000	1,950,275
D.R. Horton, Inc.:
3.625% 2/15/18	2,335,000	2,352,513
4.375% 9/15/22	3,175,000	3,008,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
D.R. Horton, Inc.: - continued
4.75% 5/15/17	$ 605,000	$ 639,788
Howard Hughes Corp. 6.875% 10/1/21 (d)	1,725,000	1,785,375
Lennar Corp. 4.125% 12/1/18	2,335,000	2,340,838
Standard Pacific Corp.:
8.375% 5/15/18	8,550,000	9,918,000
10.75% 9/15/16	1,650,000	1,996,500
Toll Brothers Finance Corp. 4.375% 4/15/23	2,600,000	2,450,500
		26,442,102
Hotels - 0.5%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (d)	1,675,000	1,721,063
Playa Resorts Holding BV 8% 8/15/20 (d)	2,229,000	2,359,954
		4,081,017
Insurance - 0.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (d)	1,300,000	1,342,250
Leisure - 1.5%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (d)	1,425,000	1,403,625
NCL Corp. Ltd. 5% 2/15/18 (d)	3,650,000	3,681,938
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	4,025,000	4,025,000
7.25% 6/15/16	900,000	1,014,750
7.25% 3/15/18	950,000	1,087,750
7.5% 10/15/27	1,925,000	2,059,750
		13,272,813
Metals/Mining - 3.2%
Alpha Natural Resources, Inc.:
6% 6/1/19	1,805,000	1,552,300
6.25% 6/1/21	175,000	148,313
Boart Longyear Management Pty Ltd.:
7% 4/1/21 (d)	4,740,000	3,519,450
10% 10/1/18 (d)	1,945,000	1,993,625
CONSOL Energy, Inc.:
8% 4/1/17	1,630,000	1,727,800
8.25% 4/1/20	1,765,000	1,930,469
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)	2,245,000	2,340,413
7% 11/1/15 (d)	7,570,000	7,853,875
New Gold, Inc. 6.25% 11/15/22 (d)	3,665,000	3,610,025
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Walter Energy, Inc.:
8.5% 4/15/21 (d)	$ 3,305,000	$ 2,800,988
9.5% 10/15/19 (d)	570,000	601,350
		28,078,608
Paper - 0.2%
Sappi Papier Holding GmbH 7.75% 7/15/17 (d)	1,630,000	1,727,800
Publishing/Printing - 0.7%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	4,890,000	5,281,200
R.R. Donnelley & Sons Co. 7% 2/15/22	700,000	742,000
		6,023,200
Restaurants - 0.4%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20	2,685,000	3,094,463
Services - 3.0%
APX Group, Inc.:
6.375% 12/1/19	4,700,000	4,682,375
8.75% 12/1/20	4,235,000	4,340,875
ARAMARK Corp. 5.75% 3/15/20 (d)	705,000	738,488
Audatex North America, Inc.:
6% 6/15/21 (d)(f)	2,760,000	2,849,700
6.125% 11/1/23 (d)(f)	270,000	274,050
Bankrate, Inc. 6.125% 8/15/18 (d)	1,595,000	1,642,850
FTI Consulting, Inc.:
6% 11/15/22	1,290,000	1,315,800
6.75% 10/1/20	2,560,000	2,739,200
Hertz Corp. 4.25% 4/1/18 (d)	2,005,000	2,010,013
The Geo Group, Inc. 5.875% 1/15/22 (d)	2,720,000	2,740,400
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind	2,975,000	3,172,094
		26,505,845
Shipping - 1.1%
Aguila 3 SA 7.875% 1/31/18 (d)	4,355,000	4,643,519
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (d)(f)	1,045,000	1,055,450
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	930,000	943,950
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - continued
Navios Maritime Holdings, Inc.: - continued
8.875% 11/1/17	$ 2,740,000	$ 2,866,725
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	270,000	292,275
		9,801,919
Steel - 1.5%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	3,855,000	3,830,906
Severstal Columbus LLC 10.25% 2/15/18	7,255,000	7,690,300
Steel Dynamics, Inc. 6.125% 8/15/19	1,780,000	1,931,300
		13,452,506
Super Retail - 0.9%
Best Buy Co., Inc. 5% 8/1/18	2,120,000	2,223,350
Netflix, Inc. 5.375% 2/1/21 (d)	2,280,000	2,331,300
Sears Holdings Corp. 6.625% 10/15/18	1,670,000	1,573,975
The Bon-Ton Department Stores, Inc. 8% 6/15/21	1,940,000	1,828,450
		7,957,075
Technology - 8.1%
ADT Corp. 6.25% 10/15/21 (d)	2,110,000	2,239,238
BMC Software Finance, Inc. 8.125% 7/15/21 (d)	3,975,000	4,203,563
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)	2,210,000	2,066,350
Ceridian Corp. 11.25% 11/15/15	2,950,000	2,968,438
Compiler Finance Sub, Inc. 7% 5/1/21 (d)	2,675,000	2,634,875
First Data Corp.:
6.75% 11/1/20 (d)	3,640,000	3,853,850
7.375% 6/15/19 (d)	985,000	1,060,106
8.25% 1/15/21 (d)	1,140,000	1,214,100
12.625% 1/15/21	3,785,000	4,366,944
Flextronics International Ltd. 4.625% 2/15/20	1,930,000	1,934,825
IAC/InterActiveCorp 4.75% 12/15/22	3,480,000	3,297,300
Lucent Technologies, Inc.:
6.45% 3/15/29	3,885,000	3,418,800
6.5% 1/15/28	2,050,000	1,783,500
NCR Corp. 4.625% 2/15/21	2,375,000	2,345,313
Nuance Communications, Inc. 5.375% 8/15/20 (d)	6,670,000	6,619,975
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)	3,870,000	3,879,675
5.75% 2/15/21 (d)	2,090,000	2,178,825
Sanmina-SCI Corp. 7% 5/15/19 (d)	3,790,000	4,026,875
Seagate HDD Cayman 3.75% 11/15/18 (d)	3,405,000	3,405,000
SoftBank Corp. 4.5% 4/15/20 (d)	2,375,000	2,351,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Spansion LLC 7.875% 11/15/17	$ 3,065,000	$ 3,164,613
VeriSign, Inc. 4.625% 5/1/23	2,085,000	2,030,269
Viasystems, Inc. 7.875% 5/1/19 (d)	1,935,000	2,060,775
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	1,995,000	2,204,475
13.375% 10/15/19	1,070,000	1,230,500
		70,539,434
Telecommunications - 7.5%
Alcatel-Lucent U.S.A., Inc. 8.875% 1/1/20 (d)	1,110,000	1,200,188
Altice Financing SA 7.875% 12/15/19 (d)	2,600,000	2,815,800
Altice Finco SA 9.875% 12/15/20 (d)	4,315,000	4,822,013
Digicel Group Ltd.:
6% 4/15/21 (d)	5,395,000	5,300,588
7% 2/15/20 (d)	200,000	204,000
8.25% 9/1/17 (d)	3,535,000	3,676,400
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	7,365,000	7,125,638
Intelsat Jackson Holdings SA 7.25% 4/1/19	2,505,000	2,699,138
Intelsat Luxembourg SA 7.75% 6/1/21 (d)	3,590,000	3,787,450
MasTec, Inc. 4.875% 3/15/23	1,680,000	1,602,300
MetroPCS Wireless, Inc. 6.25% 4/1/21 (d)	1,470,000	1,537,988
NeuStar, Inc. 4.5% 1/15/23	1,935,000	1,760,850
Sprint Capital Corp.:
6.875% 11/15/28	730,000	693,500
8.75% 3/15/32	730,000	795,700
Sprint Communications, Inc. 9% 11/15/18 (d)	3,970,000	4,813,625
T-Mobile U.S.A., Inc.:
5.25% 9/1/18 (d)	2,005,000	2,082,694
6.464% 4/28/19	3,610,000	3,826,600
6.731% 4/28/22	765,000	808,031
6.836% 4/28/23	300,000	317,250
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	5,640,000	5,893,800
TW Telecom Holdings, Inc. 5.375% 10/1/22	1,815,000	1,810,463
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	1,970,000	2,093,125
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(g)	5,429,027	5,328,213
		64,995,354
Nonconvertible Bonds - continued
	Principal Amount	Value
Textiles & Apparel - 0.3%
The William Carter Co. 5.25% 8/15/21 (d)	$ 2,220,000	$ 2,253,300
TOTAL NONCONVERTIBLE BONDS (Cost $782,054,771)		811,276,902
Common Stocks - 0.1%
Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (a)(d) (Cost $864,258)	1	592,559
Bank Loan Obligations - 2.5%
	Principal Amount
Energy - 0.8%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (g)	$ 3,260,000	3,333,350
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (g)	3,800,000	3,857,000
Tranche B 1LN, term loan 3.875% 9/30/18 (g)	220,000	221,650
		7,412,000
Gaming - 0.0%
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (g)	415,000	418,652
Hotels - 0.3%
Hilton Worldwide Finance, LLC Tranche B, term loan 4% 10/25/20 (g)	2,345,000	2,359,656
Insurance - 0.3%
HUB International Ltd. Tranche B, term loan 4.75% 10/2/20 (g)	925,000	931,938
Stoneriver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (g)	809,549	816,673
Tranche B 1LN, term loan 4.5% 11/30/19 (g)	1,014,442	1,013,225
		2,761,836
Leisure - 0.4%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (g)	1,075,000	1,088,438
Tranche B 1LN, term loan 4.5005% 2/1/20 (g)	1,999,950	2,014,950
		3,103,388
Bank Loan Obligations - continued
	Principal Amount	Value
Metals/Mining - 0.4%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (g)	$ 1,501,228	$ 1,437,426
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (g)	1,840,000	1,837,700
		3,275,126
Technology - 0.3%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (g)	1,235,000	1,248,894
First Data Corp. term loan 4.17% 3/24/18 (g)	1,110,000	1,112,775
		2,361,669
TOTAL BANK LOAN OBLIGATIONS (Cost $21,165,780)		21,692,327
Preferred Securities - 0.4%

Banks & Thrifts - 0.4%
JPMorgan Chase & Co. 6% (e)(g) (Cost $3,110,000)	3,110,000	3,056,612
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.09% (b) (Cost $31,426,832)	31,426,832	31,426,832
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $838,621,641)		868,045,232
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,991,216
NET ASSETS - 100%		$ 870,036,448
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $369,237,455 or 42.4% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 53,305
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 592,559	$ -	$ -	$ 592,559
Corporate Bonds	811,276,902	-	811,276,902	-
Bank Loan Obligations	21,692,327	-	20,603,889	1,088,438
Preferred Securities	3,056,612	-	3,056,612	-
Money Market Funds	31,426,832	31,426,832	-	-
Total Investments in Securities:	$ 868,045,232	$ 31,426,832	$ 834,937,403	$ 1,680,997
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	78.4%
Luxembourg	5.0%
Canada	3.6%
Bermuda	2.1%
Australia	2.0%
Cayman Islands	1.9%
Netherlands	1.4%
Austria	1.1%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $807,194,809)	$ 836,618,400
Fidelity Central Funds (cost $31,426,832)	31,426,832
Total Investments (cost $838,621,641)		$ 868,045,232
Cash		351,577
Receivable for investments sold		3,586,365
Receivable for fund shares sold		636,708
Interest receivable		14,556,608
Distributions receivable from Fidelity Central Funds		2,553
Prepaid expenses		2,676
Other receivables		15
Total assets		887,181,734

Liabilities
Payable for investments purchased Regular delivery	$ 11,117,527
Delayed delivery	3,555,390
Payable for fund shares redeemed	1,050,817
Distributions payable	597,031
Accrued management fee	407,187
Distribution and service plan fees payable	191,591
Other affiliated payables	170,036
Other payables and accrued expenses	55,707
Total liabilities		17,145,286

Net Assets		$ 870,036,448
Net Assets consist of:
Paid in capital		$ 802,069,498
Undistributed net investment income		11,658,201
Accumulated undistributed net realized gain (loss) on investments		26,885,158
Net unrealized appreciation (depreciation) on investments		29,423,591
Net Assets		$ 870,036,448

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($280,768,995 ÷ 32,003,701 shares)	$ 8.77

Maximum offering price per share (100/96.00 of $8.77)	$ 9.14
Class T: Net Asset Value and redemption price per share ($90,900,535 ÷ 10,379,721 shares)	$ 8.76

Maximum offering price per share (100/96.00 of $8.76)	$ 9.12
Class B: Net Asset Value and offering price per share ($13,176,452 ÷ 1,506,168 shares) A	$ 8.75

Class C: Net Asset Value and offering price per share ($126,952,200 ÷ 14,509,055 shares) A	$ 8.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($358,238,266 ÷ 40,763,451 shares)	$ 8.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2013

Investment Income
Dividends		$ 212,528
Interest		60,508,711
Income from Fidelity Central Funds		53,305
Total income		60,774,544

Expenses
Management fee	$ 5,328,861
Transfer agent fees	1,879,942
Distribution and service plan fees	2,567,392
Accounting fees and expenses	341,553
Custodian fees and expenses	21,441
Independent trustees' compensation	5,566
Registration fees	98,534
Audit	68,108
Legal	5,209
Miscellaneous	9,204
Total expenses before reductions	10,325,810
Expense reductions	(88,034)	10,237,776
Net investment income (loss)		50,536,768
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		36,587,680
Change in net unrealized appreciation (depreciation) on investment securities		(24,249,415)
Net gain (loss)		12,338,265
Net increase (decrease) in net assets resulting from operations		$ 62,875,033

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,536,768	$ 57,210,653
Net realized gain (loss)	36,587,680	5,885,916
Change in net unrealized appreciation (depreciation)	(24,249,415)	37,279,107
Net increase (decrease) in net assets resulting from operations	62,875,033	100,375,676
Distributions to shareholders from net investment income	(48,912,015)	(57,876,838)
Distributions to shareholders from net realized gain	(10,710,125)	(4,909,609)
Total distributions	(59,622,140)	(62,786,447)
Share transactions - net increase (decrease)	(160,938,070)	180,987,382
Redemption fees	74,188	67,711
Total increase (decrease) in net assets	(157,610,989)	218,644,322

Net Assets
Beginning of period	1,027,647,437	809,003,115
End of period (including undistributed net investment income of $11,658,201 and undistributed net investment income of $10,186,110, respectively)	$ 870,036,448	$ 1,027,647,437

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 8.38	$ 8.59	$ 7.87	$ 6.48
Income from Investment Operations
Net investment income (loss) C	.473	.539	.581	.637	.625
Net realized and unrealized gain (loss)	.117	.411	(.204)	.673	1.318
Total from investment operations	.590	.950	.377	1.310	1.943
Distributions from net investment income	(.457)	(.551)	(.589)	(.591)	(.556)
Distributions from net realized gain	(.094)	(.050)	-	-	-
Total distributions	(.551)	(.601)	(.589)	(.591)	(.556)
Redemption fees added to paid in capital C	.001	.001	.002	.001	.003
Net asset value, end of period	$ 8.77	$ 8.73	$ 8.38	$ 8.59	$ 7.87
Total Return A, B	6.99%	11.84%	4.53%	17.33%	31.69%
Ratios to Average Net Assets D, F
Expenses before reductions	1.03%	1.03%	1.04%	1.06%	1.09%
Expenses net of fee waivers, if any	1.03%	1.03%	1.04%	1.06%	1.09%
Expenses net of all reductions	1.03%	1.03%	1.04%	1.06%	1.08%
Net investment income (loss)	5.40%	6.35%	6.82%	7.81%	8.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 280,769	$ 331,436	$ 264,110	$ 278,577	$ 282,936
Portfolio turnover rate E	76%	48%	75%	79%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 8.37	$ 8.57	$ 7.86	$ 6.48
Income from Investment Operations
Net investment income (loss) C	.469	.536	.578	.633	.622
Net realized and unrealized gain (loss)	.119	.411	(.193)	.665	1.310
Total from investment operations	.588	.947	.385	1.298	1.932
Distributions from net investment income	(.455)	(.548)	(.587)	(.589)	(.555)
Distributions from net realized gain	(.094)	(.050)	-	-	-
Total distributions	(.549)	(.598)	(.587)	(.589)	(.555)
Redemption fees added to paid in capital C	.001	.001	.002	.001	.003
Net asset value, end of period	$ 8.76	$ 8.72	$ 8.37	$ 8.57	$ 7.86
Total Return A, B	6.97%	11.83%	4.63%	17.17%	31.52%
Ratios to Average Net Assets D, F
Expenses before reductions	1.05%	1.06%	1.07%	1.11%	1.16%
Expenses net of fee waivers, if any	1.05%	1.06%	1.07%	1.10%	1.10%
Expenses net of all reductions	1.05%	1.06%	1.07%	1.10%	1.10%
Net investment income (loss)	5.38%	6.32%	6.79%	7.78%	8.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,901	$ 105,518	$ 92,746	$ 119,576	$ 111,601
Portfolio turnover rate E	76%	48%	75%	79%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.71	$ 8.36	$ 8.57	$ 7.85	$ 6.47
Income from Investment Operations
Net investment income (loss) C	.408	.477	.521	.579	.571
Net realized and unrealized gain (loss)	.119	.412	(.204)	.676	1.317
Total from investment operations	.527	.889	.317	1.255	1.888
Distributions from net investment income	(.394)	(.490)	(.529)	(.536)	(.511)
Distributions from net realized gain	(.094)	(.050)	-	-	-
Total distributions	(.488)	(.540)	(.529)	(.536)	(.511)
Redemption fees added to paid in capital C	.001	.001	.002	.001	.003
Net asset value, end of period	$ 8.75	$ 8.71	$ 8.36	$ 8.57	$ 7.85
Total Return A, B	6.24%	11.08%	3.81%	16.58%	30.73%
Ratios to Average Net Assets D, F
Expenses before reductions	1.75%	1.76%	1.77%	1.80%	1.81%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	4.68%	5.64%	6.11%	7.13%	8.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,176	$ 17,309	$ 19,647	$ 29,065	$ 32,894
Portfolio turnover rate E	76%	48%	75%	79%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.71	$ 8.36	$ 8.57	$ 7.85	$ 6.47
Income from Investment Operations
Net investment income (loss) C	.405	.474	.516	.575	.572
Net realized and unrealized gain (loss)	.119	.412	(.202)	.675	1.309
Total from investment operations	.524	.886	.314	1.250	1.881
Distributions from net investment income	(.391)	(.487)	(.526)	(.531)	(.504)
Distributions from net realized gain	(.094)	(.050)	-	-	-
Total distributions	(.485)	(.537)	(.526)	(.531)	(.504)
Redemption fees added to paid in capital C	.001	.001	.002	.001	.003
Net asset value, end of period	$ 8.75	$ 8.71	$ 8.36	$ 8.57	$ 7.85
Total Return A, B	6.20%	11.03%	3.77%	16.51%	30.60%
Ratios to Average Net Assets D, F
Expenses before reductions	1.79%	1.79%	1.79%	1.81%	1.85%
Expenses net of fee waivers, if any	1.79%	1.79%	1.79%	1.81%	1.85%
Expenses net of all reductions	1.79%	1.79%	1.79%	1.81%	1.85%
Net investment income (loss)	4.64%	5.60%	6.08%	7.07%	8.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,952	$ 149,591	$ 120,710	$ 121,796	$ 98,361
Portfolio turnover rate E	76%	48%	75%	79%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 8.40	$ 8.60	$ 7.88	$ 6.49
Income from Investment Operations
Net investment income (loss) B	.489	.556	.598	.655	.637
Net realized and unrealized gain (loss)	.116	.409	(.195)	.673	1.323
Total from investment operations	.605	.965	.403	1.328	1.960
Distributions from net investment income	(.472)	(.566)	(.605)	(.609)	(.573)
Distributions from net realized gain	(.094)	(.050)	-	-	-
Total distributions	(.566)	(.616)	(.605)	(.609)	(.573)
Redemption fees added to paid in capital B	.001	.001	.002	.001	.003
Net asset value, end of period	$ 8.79	$ 8.75	$ 8.40	$ 8.60	$ 7.88
Total Return A	7.16%	12.02%	4.85%	17.55%	31.95%
Ratios to Average Net Assets C, E
Expenses before reductions	.87%	.88%	.88%	.89%	.90%
Expenses net of fee waivers, if any	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85%	.85%	.85%	.85%	.85%
Net investment income (loss)	5.58%	6.54%	7.01%	8.03%	9.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 358,238	$ 423,792	$ 311,790	$ 329,601	$ 251,945
Portfolio turnover rate D	76%	48%	75%	79%	54%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Fidelity Advisor High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank loan obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 36,954,084
Gross unrealized depreciation	(6,630,032)
Net unrealized appreciation (depreciation) on securities and other investments	$ 30,324,052

Tax Cost	$ 837,721,180

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 10,638,613
Undistributed long-term capital gain	$ 27,004,285
Net unrealized appreciation (depreciation)	$ 30,324,052

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 55,634,327	$ 57,876,838
Long-term Capital Gains	3,987,813	4,909,609
Total	$ 59,622,140	$ 62,786,447

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $679,411,963 and $793,982,448, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 780,010	$ 25,480
Class T	-%	.25%	247,482	3,255
Class B	.65%	.25%	137,679	100,506
Class C	.75%	.25%	1,402,221	231,708
			$ 2,567,392	$ 360,949

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 59,582
Class T	10,230
Class B*	25,737
Class C*	20,388
$ 115,937

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 479,355.15
Class T	179,528.18
Class B	35,196.23
Class C	233,484.17
Institutional Class	952,379.25
	$ 1,879,942

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,110 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	1.75%	$ 359
Institutional Class	.85%	86,702
		$ 87,061

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $14 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $959.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Class A	$ 16,314,142	$ 19,266,751
Class T	5,161,023	6,321,827
Class B	691,999	1,064,774
Class C	6,288,608	8,052,744
Institutional Class	20,456,243	23,170,742
Total	$ 48,912,015	$ 57,876,838

Annual Report

8. Distributions to Shareholders - continued

Years ended October 31,	2013	2012
From net realized gain
Class A	$ 3,483,705	$ 1,593,045
Class T	1,140,878	555,537
Class B	184,860	113,946
Class C	1,602,754	738,893
Institutional Class	4,297,928	1,908,188
Total	$ 10,710,125	$ 4,909,609

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class A
Shares sold	7,091,246	13,554,378	$ 62,129,968	$ 114,785,238
Reinvestment of distributions	1,758,588	1,908,278	15,357,657	16,124,689
Shares redeemed	(14,804,694)	(9,007,277)	(129,032,339)	(76,176,781)
Net increase (decrease)	(5,954,860)	6,455,379	$ (51,544,714)	$ 54,733,146
Class T
Shares sold	1,497,548	3,062,937	$ 13,070,279	$ 26,048,550
Reinvestment of distributions	583,493	651,829	5,087,202	5,492,540
Shares redeemed	(3,805,963)	(2,690,101)	(33,189,003)	(22,809,085)
Net increase (decrease)	(1,724,922)	1,024,665	$ (15,031,522)	$ 8,732,005
Class B
Shares sold	88,671	215,184	$ 772,890	$ 1,821,747
Reinvestment of distributions	75,832	104,068	660,444	874,542
Shares redeemed	(645,956)	(680,921)	(5,631,561)	(5,751,719)
Net increase (decrease)	(481,453)	(361,669)	$ (4,198,227)	$ (3,055,430)
Class C
Shares sold	2,788,587	6,558,912	$ 24,348,512	$ 55,308,268
Reinvestment of distributions	705,870	802,942	6,148,005	6,764,675
Shares redeemed	(6,159,803)	(4,619,238)	(53,679,905)	(39,315,398)
Net increase (decrease)	(2,665,346)	2,742,616	$ (23,183,388)	$ 22,757,545
Institutional Class
Shares sold	7,283,471	20,083,074	$ 63,781,595	$ 172,012,055
Reinvestment of distributions	2,604,592	2,734,646	22,781,805	23,137,043
Shares redeemed	(17,581,432)	(11,495,654)	(153,543,619)	(97,328,982)
Net increase (decrease)	(7,693,369)	11,322,066	$ (66,980,219)	$ 97,820,116

Annual Report

Notes to Financial Statements - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor High Income Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 13, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-
2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-
present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-
present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor High Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	12/09/13	12/06/13	$0.386

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2013, $32,443,821, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $37,139,419 of distributions paid during the period January 1, 2013 to October 31, 2013, as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or, in the case of the fund, underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Fidelity Advisor High Income Fund

The Board has discussed the fund's performance with FMR, including the fund's underperformance based on more recent periods ended after 2012 (which periods are not shown in the chart above) but prior to the date of the Board's approval of the renewal of the Advisory Contracts, and has engaged with FMR to consider what steps might be taken to remediate the fund's more recent underperformance.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 23% means that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A and Class B ranked below its competitive median for 2012 and the total expense ratio of each of Class T, Class C, and Institutional Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AHII-UANN-1213
1.784749.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	27.52%	17.01%	7.50%
Class T (incl. 3.50% sales charge)	30.22%	17.27%	7.49%
Class B (incl. contingent deferred sales charge)B	29.27%	17.30%	7.58%
Class C (incl. c ontingent deferred sales charge)C	33.32%	17.53%	7.34%

A From December 23, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Value Fund - Class A on December 23, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks settled into a fifth year, as equity benchmarks ripped through records during the 12 months ending October 31, 2013, despite volatility at either end of the period. Advances were fueled by strengthening U.S. economic data, as well as generally improving economies and accommodative monetary policies worldwide. The broad S&P 500® Index set a series of new highs in rising 27.18% for the period, while the blue-chip Dow Jones Industrial AverageSM also hit major milestones en route to a 21.82% gain. The Nasdaq Composite Index® had an even hotter run, up 33.54% amid a resurgence in growth-oriented stocks. Markets slipped on early-period anxiety around the U.S. presidential election and federal debt-ceiling deadline, but quickly rebounded, steadily rising through late May. News that the U.S. Federal Reserve was considering tapering its stimulative bond-buying program kept stocks in flux over the summer. By September, the Fed had put aside any imminent tapering, but markets remained skittish over a potential U.S. military strike in Syria and, later, a U.S. budget impasse that briefly shuttered government in October. Resolution of these issues saw markets homing in on all-time peaks at period end. Elsewhere, non-U.S. developed-markets equities continued to rebound, with the MSCI® EAFE® Index adding 27.02%.

Comments from Matthew Friedman, Co-Portfolio Manager of Fidelity Advisor® Value Fund: For the year, the fund's Class A, Class T, Class B and Class C shares advanced 35.30%, 34.94%, 34.27% and 34.32%, respectively (excluding sales charges), outpacing the 33.45% gain of the Russell Midcap® Value Index. Our heavy emphasis on valuations led us to a relative underweighting in real estate investment trusts (REITs), where sky-high valuations were unjustifiable to us. Here, the fund did well by avoiding index components Annaly Capital Management, American Capital Agency and AvalonBay Communities. REITs slumped versus the market during the year, generally held back by investors' anticipation of a rise in interest rates, making these yield-sensitive investments less attractive. Elsewhere, our investment in auto-components manufacturer Delphi Automotive helped because the stock flourished this period along with the rebounding auto industry's demand for the firm's high-tech, fuel-efficiency-boosting products, which helped Delphi achieve consistent quarters of better-than-expected earnings. By contrast, it hurt the fund to not hold index component Micron Technology, a global manufacturer and marketer of semiconductor devices. Unfortunately for us, the stock price more than tripled during the period. Solid sales and higher gross margins appealed to investors, who were more focused on the company's profitability than its quality. Of final note, a modest cash stake in a very strong market was unconstructive.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	1.25%
Actual		$ 1,000.00	$ 1,137.90	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.50%
Actual		$ 1,000.00	$ 1,136.60	$ 8.08
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	2.00%
Actual		$ 1,000.00	$ 1,133.40	$ 10.75
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	2.00%
Actual		$ 1,000.00	$ 1,133.80	$ 10.76
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,139.70	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	2.0	1.7
ITC Holdings Corp.	1.6	1.0
Edison International	1.5	1.5
NiSource, Inc.	1.3	0.9
U.S. Bancorp	1.3	1.0
URS Corp.	1.3	0.9
Berkshire Hathaway, Inc. Class B	1.0	1.4
Oracle Corp.	1.0	0.5
Capital One Financial Corp.	1.0	0.4
Fairfax Financial Holdings Ltd. (sub. vtg.)	1.0	0.9
	13.0
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.6	26.5
Consumer Discretionary	11.9	10.4
Information Technology	11.3	10.7
Industrials	10.5	13.3
Utilities	9.7	8.8
Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Stocks and Equity Futures 97.6%		Stocks and Equity Futures 98.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	14.9%	** Foreign investments	16.4%

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.7%
Delphi Automotive PLC	5,691	$ 325,525
Tenneco, Inc. (a)	3,714	197,102
		522,627
Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	29,600	177,056
DeVry, Inc.	3,756	134,840
H&R Block, Inc.	5,812	165,293
		477,189
Hotels, Restaurants & Leisure - 0.3%
Brinker International, Inc.	4,320	191,894
CEC Entertainment, Inc.	1,877	86,999
		278,893
Household Durables - 0.9%
Harman International Industries, Inc.	2,112	171,114
Helen of Troy Ltd. (a)	3,153	147,308
Whirlpool Corp.	2,540	370,865
		689,287
Internet & Catalog Retail - 0.7%
Liberty Media Corp. Interactive Series A (a)	21,395	576,809
Leisure Equipment & Products - 0.2%
Brunswick Corp.	3,093	139,587
Media - 1.7%
CBS Corp. Class B	3,340	197,528
Ipsos SA	2,335	98,487
Live Nation Entertainment, Inc. (a)	8,857	172,180
Sinclair Broadcast Group, Inc. Class A	11,832	379,334
Twenty-First Century Fox, Inc. Class A	6,150	209,592
UBM PLC	12,600	138,086
Valassis Communications, Inc.	4,425	121,068
		1,316,275
Multiline Retail - 1.3%
Dillard's, Inc. Class A	1,600	131,168
Kohl's Corp.	11,806	670,581
Macy's, Inc.	4,032	185,916
		987,665
Specialty Retail - 5.1%
Abercrombie & Fitch Co. Class A	5,691	213,299
Advance Auto Parts, Inc.	1,120	111,082
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
American Eagle Outfitters, Inc.	10,127	$ 156,867
Ascena Retail Group, Inc. (a)	31,360	620,614
AutoZone, Inc. (a)	514	223,431
Bed Bath & Beyond, Inc. (a)	1,540	119,073
Best Buy Co., Inc.	9,584	410,195
Chico's FAS, Inc.	27,610	473,512
Foot Locker, Inc.	6,215	215,661
Jos. A. Bank Clothiers, Inc. (a)	5,175	248,297
OfficeMax, Inc.	17,383	260,397
Pier 1 Imports, Inc.	7,558	157,811
Rent-A-Center, Inc.	5,230	179,075
Staples, Inc.	40,848	658,470
		4,047,784
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	3,185	161,416
Gildan Activewear, Inc.	3,700	178,355
		339,771
TOTAL CONSUMER DISCRETIONARY		9,375,887
CONSUMER STAPLES - 4.1%
Beverages - 1.3%
Beam, Inc.	1,747	117,573
Coca-Cola Enterprises, Inc.	7,054	294,363
Cott Corp.	23,333	191,113
Molson Coors Brewing Co. Class B	5,360	289,440
Treasury Wine Estates Ltd.	22,323	99,163
		991,652
Food & Staples Retailing - 0.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,857	328,971
Walgreen Co.	837	49,584
		378,555
Food Products - 1.4%
Bunge Ltd.	6,191	508,467
Greencore Group PLC	100	289
Gruma S.A.B. de CV Series B (a)	16,387	112,309
Ingredion, Inc.	4,046	266,065
The J.M. Smucker Co.	1,921	213,634
		1,100,764
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)	4,600	$ 130,616
Personal Products - 0.3%
Coty, Inc. Class A	16,475	253,386
Tobacco - 0.4%
Japan Tobacco, Inc.	4,500	162,827
Lorillard, Inc.	3,498	178,433
		341,260
TOTAL CONSUMER STAPLES		3,196,233
ENERGY - 7.7%
Energy Equipment & Services - 2.2%
Cameron International Corp. (a)	7,789	427,305
Halliburton Co.	9,985	529,505
National Oilwell Varco, Inc.	4,085	331,620
Rowan Companies PLC (a)	13,501	487,116
		1,775,546
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	2,300	219,167
Atlas Pipeline Partners LP	2,992	115,372
BPZ Energy, Inc. (a)(d)	41,464	83,343
Canadian Natural Resources Ltd.	4,900	155,509
Cloud Peak Energy, Inc. (a)	5,750	89,758
Energen Corp.	8,850	693,132
EQT Corp.	1,813	155,211
Marathon Petroleum Corp.	6,717	481,340
Markwest Energy Partners LP	2,400	178,272
Newfield Exploration Co. (a)	10,790	328,556
Noble Energy, Inc.	4,600	344,678
Northern Oil & Gas, Inc. (a)	6,809	111,872
Scorpio Tankers, Inc.	12,555	144,885
The Williams Companies, Inc.	8,336	297,679
Whiting Petroleum Corp. (a)	9,714	649,769
WPX Energy, Inc. (a)	11,167	247,237
		4,295,780
TOTAL ENERGY		6,071,326
Common Stocks - continued
	Shares	Value
FINANCIALS - 27.6%
Capital Markets - 3.3%
AllianceBernstein Holding LP	9,845	$ 218,756
Ameriprise Financial, Inc.	3,645	366,468
Apollo Global Management LLC Class A	4,018	129,621
Bank of New York Mellon Corp.	849	26,998
Carlyle Group LP	7,212	222,995
Invesco Ltd.	16,504	557,010
KKR & Co. LP	18,002	395,144
The Blackstone Group LP	12,296	323,139
UBS AG	19,475	376,667
		2,616,798
Commercial Banks - 5.2%
Bank of Ireland (a)	219,097	79,742
Barclays PLC sponsored ADR	16,400	275,684
CIT Group, Inc.	14,280	687,725
First Citizen Bancshares, Inc.	2,537	537,159
Heritage Financial Corp., Washington	405	6,533
Itau Unibanco Holding SA sponsored ADR	39,883	614,597
M&T Bank Corp.	1,879	211,444
PNC Financial Services Group, Inc.	4,741	348,606
U.S. Bancorp	27,780	1,037,861
Wells Fargo & Co.	6,849	292,384
		4,091,735
Consumer Finance - 1.5%
Capital One Financial Corp.	11,122	763,748
Cash America International, Inc.	1,804	71,168
EZCORP, Inc. (non-vtg.) Class A (a)	400	6,292
SLM Corp.	11,403	289,294
		1,130,502
Diversified Financial Services - 2.3%
Bank of America Corp.	16,691	233,006
Berkshire Hathaway, Inc. Class B (a)	6,991	804,524
JPMorgan Chase & Co.	7,958	410,155
The NASDAQ Stock Market, Inc.	10,830	383,707
		1,831,392
Insurance - 6.8%
AFLAC, Inc.	3,968	257,841
AMBAC Financial Group, Inc. (a)	4,748	95,862
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,720	750,587
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Fidelity National Financial, Inc. Class A	7,360	$ 207,184
Greenlight Capital Re, Ltd. (a)	10,985	338,228
Intact Financial Corp.	4,500	280,665
Mercury General Corp.	4,192	195,180
MetLife, Inc.	366	17,315
Old Republic International Corp.	20,511	344,380
Primerica, Inc.	5,300	227,635
ProAssurance Corp.	5,159	233,806
Progressive Corp.	2,370	61,549
Prudential PLC	12,901	263,835
Reinsurance Group of America, Inc.	9,877	703,045
StanCorp Financial Group, Inc.	9,133	537,934
Third Point Reinsurance Ltd.	10,500	163,800
Torchmark Corp.	4,899	356,941
Validus Holdings Ltd.	8,346	329,500
		5,365,287
Real Estate Investment Trusts - 6.3%
American Realty Capital Properties, Inc. (d)	5,910	78,426
American Tower Corp.	8,656	686,854
Boston Properties, Inc.	3,086	319,401
Corporate Office Properties Trust (SBI)	4,867	119,728
Digital Realty Trust, Inc.	143	6,815
Equity Lifestyle Properties, Inc.	14,759	560,694
Eurobank Properties Real Estate Investment Co. (a)	31,170	381,736
iStar Financial, Inc. (a)(d)	14,131	178,475
Kilroy Realty Corp.	2,109	112,114
MFA Financial, Inc.	11,113	82,347
NorthStar Realty Finance Corp.	28,811	268,807
Piedmont Office Realty Trust, Inc. Class A	12,400	229,152
Prologis, Inc.	9,513	380,044
Redwood Trust, Inc. (d)	11,081	194,139
Regency Centers Corp.	1,938	100,117
Ryman Hospitality Properties, Inc. (d)	3,411	125,900
Simon Property Group, Inc.	1,582	244,498
SL Green Realty Corp.	3,580	338,561
Sun Communities, Inc.	3,550	158,224
Ventas, Inc.	5,367	350,143
		4,916,175
Real Estate Management & Development - 2.2%
Brookfield Asset Management, Inc. Class A (d)	2,200	87,101
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
CBRE Group, Inc. (a)	21,424	$ 497,680
Forest City Enterprises, Inc. Class A (a)	21,042	426,311
Forestar Group, Inc. (a)	1,560	34,835
Kennedy-Wilson Holdings, Inc.	33,092	663,163
		1,709,090
TOTAL FINANCIALS		21,660,979
HEALTH CARE - 8.8%
Biotechnology - 0.8%
Amgen, Inc.	2,325	269,700
Cubist Pharmaceuticals, Inc. (a)	1,639	101,618
United Therapeutics Corp. (a)	2,956	261,665
		632,983
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	27,400	320,306
CareFusion Corp. (a)	2,598	100,724
Hill-Rom Holdings, Inc.	4,599	189,893
Zimmer Holdings, Inc.	2,500	218,675
		829,598
Health Care Providers & Services - 3.7%
BioScrip, Inc. (a)	6,900	48,369
Cardinal Health, Inc.	8,562	502,247
CIGNA Corp.	3,735	287,520
Emeritus Corp. (a)	9,660	185,086
Express Scripts Holding Co. (a)	5,164	322,853
HCA Holdings, Inc.	3,952	186,297
Humana, Inc.	3,230	297,645
McKesson Corp.	1,688	263,902
Quest Diagnostics, Inc.	5,010	300,149
UnitedHealth Group, Inc.	2,790	190,445
Universal American Spin Corp.	14,392	106,789
Universal Health Services, Inc. Class B	3,062	246,675
		2,937,977
Health Care Technology - 0.2%
CompuGROUP Holding AG	5,200	135,522
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	5,627	$ 285,627
Lonza Group AG	2,119	189,399
		475,026
Pharmaceuticals - 2.4%
Actavis PLC (a)	3,001	463,895
Endo Health Solutions, Inc. (a)	3,656	159,877
Forest Laboratories, Inc. (a)	2,580	121,337
Hospira, Inc. (a)	900	36,468
Impax Laboratories, Inc. (a)	10,745	217,694
Jazz Pharmaceuticals PLC (a)	2,033	184,474
Mylan, Inc. (a)	2,404	91,039
Perrigo Co.	700	96,523
The Medicines Company (a)	9,454	320,680
ViroPharma, Inc. (a)	4,784	185,715
		1,877,702
TOTAL HEALTH CARE		6,888,808
INDUSTRIALS - 10.5%
Aerospace & Defense - 1.1%
Curtiss-Wright Corp.	1,898	94,482
Esterline Technologies Corp. (a)	1,615	129,458
Finmeccanica SpA (a)(d)	21,800	159,982
Meggitt PLC	19,706	180,891
Textron, Inc.	9,591	276,125
		840,938
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	5,144	307,303
FedEx Corp.	3,288	430,728
UTI Worldwide, Inc.	15,970	242,744
		980,775
Airlines - 0.2%
Southwest Airlines Co.	8,831	152,070
Commercial Services & Supplies - 1.0%
Intrum Justitia AB	7,513	199,997
Iron Mountain, Inc.	12,270	325,646
Tetra Tech, Inc. (a)	2,900	75,777
Waste Management, Inc.	4,033	175,597
		777,017
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 2.3%
AECOM Technology Corp. (a)	22,719	$ 722,010
EMCOR Group, Inc.	2,345	86,906
URS Corp.	18,105	981,653
		1,790,569
Electrical Equipment - 0.6%
Babcock & Wilcox Co.	7,653	246,503
General Cable Corp.	7,080	233,144
		479,647
Industrial Conglomerates - 0.2%
Koninklijke Philips Electronics NV	3,971	140,338
Machinery - 2.3%
GEA Group AG	3,488	151,783
ITT Corp.	5,175	205,603
Manitowoc Co., Inc.	10,252	199,504
Pentair Ltd.	1,387	93,054
Snap-On, Inc.	1,261	131,232
Stanley Black & Decker, Inc.	4,621	365,475
Terex Corp. (a)	13,025	455,224
Xylem, Inc.	6,927	238,982
		1,840,857
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)(d)	27,400	98,640
Professional Services - 0.5%
Dun & Bradstreet Corp.	1,992	216,710
FTI Consulting, Inc. (a)	4,265	173,074
		389,784
Road & Rail - 0.4%
CSX Corp.	6,819	177,703
Quality Distribution, Inc. (a)	15,824	162,671
		340,374
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	5,752	116,708
WESCO International, Inc. (a)	3,485	297,828
		414,536
TOTAL INDUSTRIALS		8,245,545
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 1.0%
Cisco Systems, Inc.	9,842	$ 221,445
Juniper Networks, Inc. (a)	19,267	359,137
Plantronics, Inc.	4,935	211,909
Riverbed Technology, Inc. (a)	300	4,446
		796,937
Computers & Peripherals - 0.5%
EMC Corp.	13,412	322,827
Hewlett-Packard Co.	4,258	103,767
		426,594
Electronic Equipment & Components - 2.2%
Aeroflex Holding Corp. (a)	11,510	89,203
Arrow Electronics, Inc. (a)	6,216	298,492
Flextronics International Ltd. (a)	19,389	152,979
Ingram Micro, Inc. Class A (a)	8,677	201,046
Jabil Circuit, Inc.	29,030	605,566
TE Connectivity Ltd.	4,616	237,678
TTM Technologies, Inc. (a)	20,587	180,136
		1,765,100
IT Services - 2.4%
Amdocs Ltd.	7,127	274,033
CGI Group, Inc. Class A (sub. vtg.) (a)	2,000	67,098
Fidelity National Information Services, Inc.	6,373	310,684
Global Payments, Inc.	7,666	455,974
Sykes Enterprises, Inc. (a)	6,822	127,708
Total System Services, Inc.	15,319	456,966
Unisys Corp. (a)	6,162	162,369
		1,854,832
Office Electronics - 0.2%
Xerox Corp.	15,792	156,972
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Corp. Class A	21,443	572,957
Intersil Corp. Class A	18,338	204,652
PMC-Sierra, Inc. (a)	24,562	144,179
Samsung Electronics Co. Ltd.	120	165,649
Skyworks Solutions, Inc. (a)	6,528	168,292
		1,255,729
Software - 3.4%
Activision Blizzard, Inc.	23,704	394,435
Comverse, Inc.	5,863	185,154
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Constellation Software, Inc.	700	$ 127,519
Electronic Arts, Inc. (a)	6,685	175,481
Intuit, Inc.	3,100	221,371
MicroStrategy, Inc. Class A (a)	1,100	134,189
Oracle Corp.	22,982	769,897
Parametric Technology Corp. (a)	8,664	240,166
Symantec Corp.	9,140	207,844
Synopsys, Inc. (a)	5,100	185,895
		2,641,951
TOTAL INFORMATION TECHNOLOGY		8,898,115
MATERIALS - 4.7%
Chemicals - 3.1%
Ashland, Inc.	4,760	440,538
Axiall Corp.	5,906	229,684
Cabot Corp.	4,619	215,292
Celanese Corp. Class A	3,438	192,562
Cytec Industries, Inc.	3,890	323,220
Eastman Chemical Co.	5,271	415,302
LyondellBasell Industries NV Class A	2,720	202,912
Methanex Corp.	3,534	204,959
RPM International, Inc.	4,835	187,211
		2,411,680
Containers & Packaging - 0.9%
Nampak Ltd.	45,508	150,503
Rock-Tenn Co. Class A	3,229	345,535
Sonoco Products Co.	5,554	225,715
		721,753
Metals & Mining - 0.7%
Gem Diamonds Ltd. (a)	32,466	83,029
Newmont Mining Corp.	3,347	91,239
Reliance Steel & Aluminum Co.	4,020	294,626
Walter Energy, Inc. (d)	5,414	86,028
		554,922
TOTAL MATERIALS		3,688,355
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	950	$ 32,167
Frontier Communications Corp. (d)	17,748	78,269
		110,436
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)(d)	6,551	22,535
T-Mobile U.S., Inc. (a)	1,847	51,217
		73,752
TOTAL TELECOMMUNICATION SERVICES		184,188
UTILITIES - 9.7%
Electric Utilities - 4.1%
Edison International	23,887	1,171,180
ITC Holdings Corp.	12,637	1,271,156
NextEra Energy, Inc.	4,172	353,577
Xcel Energy, Inc.	15,410	444,733
		3,240,646
Gas Utilities - 1.4%
Atmos Energy Corp.	8,582	379,925
National Fuel Gas Co.	10,110	723,371
		1,103,296
Multi-Utilities - 4.2%
Alliant Energy Corp.	6,610	345,174
Ameren Corp.	8,900	322,002
NiSource, Inc.	32,942	1,038,332
Sempra Energy	17,043	1,553,294
		3,258,802
TOTAL UTILITIES		7,602,744
TOTAL COMMON STOCKS (Cost $63,200,703)		75,812,180
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 12/12/13 to 1/2/14 (e) (Cost $49,999)	$ 50,000	49,998
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	2,467,863	$ 2,467,863
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	912,105	912,105
TOTAL MONEY MARKET FUNDS (Cost $3,379,968)		3,379,968
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $66,630,670)		79,242,146
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(651,661)
NET ASSETS - 100%		$ 78,590,485
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2013	$ 900,480	$ 24,048
The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $44,998.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,991
Fidelity Securities Lending Cash Central Fund	4,806
Total	$ 7,797
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,375,887	$ 9,375,887	$ -	$ -
Consumer Staples	3,196,233	3,033,406	162,827	-
Energy	6,071,326	6,071,326	-	-
Financials	21,660,979	20,940,735	720,244	-
Health Care	6,888,808	6,888,808	-	-
Industrials	8,245,545	8,105,207	140,338	-
Information Technology	8,898,115	8,898,115	-	-
Materials	3,688,355	3,688,355	-	-
Telecommunication Services	184,188	184,188	-	-
Utilities	7,602,744	7,602,744	-	-
U.S. Government and Government Agency Obligations	49,998	-	49,998	-
Money Market Funds	3,379,968	3,379,968	-	-
Total Investments in Securities:	$ 79,242,146	$ 78,168,739	$ 1,073,407	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 24,048	$ 24,048	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 24,048	$ -
Total Value of Derivatives	$ 24,048	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.1%
Canada	3.1%
Bermuda	2.2%
United Kingdom	1.4%
Switzerland	1.0%
Brazil	1.0%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $880,851) - See accompanying schedule: Unaffiliated issuers (cost $63,250,702)	$ 75,862,178
Fidelity Central Funds (cost $3,379,968)	3,379,968
Total Investments (cost $66,630,670)		$ 79,242,146
Foreign currency held at value (cost $86)		86
Receivable for investments sold		1,351,226
Receivable for fund shares sold		133,284
Dividends receivable		35,078
Distributions receivable from Fidelity Central Funds		556
Prepaid expenses		265
Other receivables		1,374
Total assets		80,764,015

Liabilities
Payable to custodian bank	$ 128,370
Payable for investments purchased	832,778
Payable for fund shares redeemed	144,412
Accrued management fee	36,214
Distribution and service plan fees payable	28,531
Payable for daily variation margin for derivative instruments	3,502
Other affiliated payables	18,194
Other payables and accrued expenses	69,424
Collateral on securities loaned, at value	912,105
Total liabilities		2,173,530

Net Assets		$ 78,590,485
Net Assets consist of:
Paid in capital		$ 89,131,285
Undistributed net investment income		61,673
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,238,021)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,635,548
Net Assets		$ 78,590,485

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,396,654 ÷ 2,031,278 shares)	$ 18.90

Maximum offering price per share (100/94.25 of $18.90)	$ 20.05
Class T: Net Asset Value and redemption price per share ($17,318,906 ÷ 925,361 shares)	$ 18.72

Maximum offering price per share (100/96.50 of $18.72)	$ 19.40
Class B: Net Asset Value and offering price per share ($2,115,852 ÷ 116,366 shares)A	$ 18.18

Class C: Net Asset Value and offering price per share ($14,354,434 ÷ 791,859 shares)A	$ 18.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,404,639 ÷ 335,485 shares)	$ 19.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2013

Investment Income
Dividends		$ 1,287,655
Interest		53
Income from Fidelity Central Funds		7,797
Total income		1,295,505

Expenses
Management fee Basic fee	$ 373,147
Performance adjustment	(73,964)
Transfer agent fees	179,893
Distribution and service plan fees	297,222
Accounting and security lending fees	26,253
Custodian fees and expenses	90,717
Independent trustees' compensation	374
Registration fees	59,240
Audit	60,753
Legal	180
Miscellaneous	473
Total expenses before reductions	1,014,288
Expense reductions	(56,248)	958,040
Net investment income (loss)		337,465
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,069,530
Foreign currency transactions	(3,888)
Futures contracts	114,830
Total net realized gain (loss)		7,180,472
Change in net unrealized appreciation (depreciation) on: Investment securities	12,327,498
Assets and liabilities in foreign currencies	25
Futures contracts	18,452
Total change in net unrealized appreciation (depreciation)		12,345,975
Net gain (loss)		19,526,447
Net increase (decrease) in net assets resulting from operations		$ 19,863,912

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 337,465	$ 179,499
Net realized gain (loss)	7,180,472	1,453,202
Change in net unrealized appreciation (depreciation)	12,345,975	6,392,198
Net increase (decrease) in net assets resulting from operations	19,863,912	8,024,899
Distributions to shareholders from net investment income	(345,665)	(122,126)
Share transactions - net increase (decrease)	2,685,061	(11,342,588)
Total increase (decrease) in net assets	22,203,308	(3,439,815)

Net Assets
Beginning of period	56,387,177	59,826,992
End of period (including undistributed net investment income of $61,673 and undistributed net investment income of $58,448, respectively)	$ 78,590,485	$ 56,387,177

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.08	$ 12.25	$ 12.12	$ 9.81	$ 8.33
Income from Investment Operations
Net investment income (loss) C	.11	.07	.03	.06 F	.06
Net realized and unrealized gain (loss)	4.82	1.79	.17	2.29	1.46
Total from investment operations	4.93	1.86	.20	2.35	1.52
Distributions from net investment income	(.11)	(.03)	(.06)	(.03)	(.04)
Distributions from net realized gain	-	-	(.01)	(.01)	-
Total distributions	(.11)	(.03)	(.07)	(.04)	(.04)
Net asset value, end of period	$ 18.90	$ 14.08	$ 12.25	$ 12.12	$ 9.81
Total Return A, B	35.30%	15.22%	1.65%	23.99%	18.41%
Ratios to Average Net Assets D, G
Expenses before reductions	1.31%	1.35%	1.29%	1.33%	1.36%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.23%	1.25%	1.24%	1.24%	1.25%
Net investment income (loss)	.69%	.51%	.21%	.51% F	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,397	$ 27,817	$ 29,635	$ 37,972	$ 40,404
Portfolio turnover rate E	103%	77%	96%	152%	58%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .13%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.95	$ 12.15	$ 12.03	$ 9.74	$ 8.29
Income from Investment Operations
Net investment income (loss) C	.07	.03	(.01)	.03 F	.04
Net realized and unrealized gain (loss)	4.78	1.80	.17	2.27	1.45
Total from investment operations	4.85	1.83	.16	2.30	1.49
Distributions from net investment income	(.08)	(.03)	(.04)	(.01)	(.04)
Distributions from net realized gain	-	-	(.01)	(.01)	-
Total distributions	(.08)	(.03)	(.04) H	(.01) I	(.04)
Net asset value, end of period	$ 18.72	$ 13.95	$ 12.15	$ 12.03	$ 9.74
Total Return A, B	34.94%	15.05%	1.35%	23.66%	18.09%
Ratios to Average Net Assets D, G
Expenses before reductions	1.58%	1.61%	1.56%	1.59%	1.62%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.48%	1.50%	1.49%	1.49%	1.50%
Net investment income (loss)	.44%	.26%	(.04)%	.26% F	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,319	$ 12,727	$ 12,866	$ 17,908	$ 19,978
Portfolio turnover rate E	103%	77%	96%	152%	58%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.009 per share.

I Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 11.85	$ 11.75	$ 9.54	$ 8.16
Income from Investment Operations
Net investment income (loss) C	(.01)	(.03)	(.07)	(.03) F	- H
Net realized and unrealized gain (loss)	4.65	1.74	.17	2.24	1.41
Total from investment operations	4.64	1.71	.10	2.21	1.41
Distributions from net investment income	-	(.02)	-	-	(.03)
Net asset value, end of period	$ 18.18	$ 13.54	$ 11.85	$ 11.75	$ 9.54
Total Return A, B	34.27%	14.41%	.85%	23.17%	17.43%
Ratios to Average Net Assets D, G
Expenses before reductions	2.11%	2.13%	2.05%	2.08%	2.12%
Expenses net of fee waivers, if any	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.98%	2.00%	1.99%	1.99%	2.00%
Net investment income (loss)	(.06)%	(.24)%	(.54)%	(.24)% F	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,116	$ 2,480	$ 3,482	$ 4,937	$ 4,828
Portfolio turnover rate E	103%	77%	96%	152%	58%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.83	$ 11.73	$ 9.53	$ 8.14
Income from Investment Operations
Net investment income (loss) C	(.01)	(.03)	(.07)	(.03) F	- H
Net realized and unrealized gain (loss)	4.64	1.73	.17	2.23	1.42
Total from investment operations	4.63	1.70	.10	2.20	1.42
Distributions from net investment income	(.01)	(.02)	-	-	(.03)
Net asset value, end of period	$ 18.13	$ 13.51	$ 11.83	$ 11.73	$ 9.53
Total Return A, B	34.32%	14.36%	.85%	23.08%	17.60%
Ratios to Average Net Assets D, G
Expenses before reductions	2.08%	2.10%	2.04%	2.08%	2.11%
Expenses net of fee waivers, if any	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.98%	1.99%	1.99%	1.99%	2.00%
Net investment income (loss)	(.06)%	(.24)%	(.54)%	(.24)% F	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,354	$ 9,283	$ 8,976	$ 9,497	$ 9,692
Portfolio turnover rate E	103%	77%	96%	152%	58%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.22	$ 12.34	$ 12.21	$ 9.88	$ 8.37
Income from Investment Operations
Net investment income (loss) B	.16	.10	.06	.09 E	.08
Net realized and unrealized gain (loss)	4.86	1.81	.18	2.31	1.47
Total from investment operations	5.02	1.91	.24	2.40	1.55
Distributions from net investment income	(.15)	(.03)	(.10)	(.06)	(.04)
Distributions from net realized gain	-	-	(.01)	(.01)	-
Total distributions	(.15)	(.03)	(.11)	(.07)	(.04)
Net asset value, end of period	$ 19.09	$ 14.22	$ 12.34	$ 12.21	$ 9.88
Total Return A	35.65%	15.56%	1.93%	24.36%	18.74%
Ratios to Average Net Assets C, F
Expenses before reductions	.96%	.99%	.97%	1.03%	1.16%
Expenses net of fee waivers, if any	.96%	.99%	.97%	1.00%	1.00%
Expenses net of all reductions	.94%	.99%	.96%	.99%	1.00%
Net investment income (loss)	.98%	.76%	.49%	.76% E	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,405	$ 4,080	$ 4,869	$ 5,894	$ 5,230
Portfolio turnover rate D	103%	77%	96%	152%	58%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual fund, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,617,306
Gross unrealized depreciation	(1,333,111)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,284,195

Tax Cost	$ 66,957,951

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 183,979
Capital loss carryforward	$ (23,008,999)
Net unrealized appreciation (depreciation)	$ 12,284,219

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (23,008,999)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 345,665	$ 122,126

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $114,830 and a change in net unrealized appreciation (depreciation) of $18,452 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $67,933,483 and $66,363,755, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .44% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	25%	$ 83,000	$ 808
Class T	25%	25%	75,304	379
Class B	75%	25%	22,983	17,460
Class C	75%	25%	115,935	17,996
			$ 297,222	$ 36,643

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,988
Class T	3,756
Class B*	1,711
Class C*	1,709
$ 18,164

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 87,349.26
Class T	43,096.29
Class B	6,884.30
Class C	33,718.29
Institutional Class	8,846.17
	$ 179,893

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,158 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $141 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,806. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 19,240
Class T	1.50%	12,221
Class B	2.00%	2,586
Class C	2.00%	9,484
		$ 43,531

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,625 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $92.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Class A	$ 223,873	$ 69,035
Class T	71,100	25,805
Class B	-	4,214
Class C	8,906	12,072
Institutional Class	41,786	11,000
Total	$ 345,665	$ 122,126

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class A
Shares sold	661,325	329,571	$ 11,066,745	$ 4,329,329
Reinvestment of distributions	14,139	5,253	202,243	63,291
Shares redeemed	(619,275)	(779,891)	(10,353,339)	(10,153,577)
Net increase (decrease)	56,189	(445,067)	$ 915,649	$ (5,760,957)
Class T
Shares sold	183,578	107,994	$ 3,054,837	$ 1,412,834
Reinvestment of distributions	4,868	2,094	69,164	25,036
Shares redeemed	(175,709)	(256,225)	(2,895,363)	(3,346,748)
Net increase (decrease)	12,737	(146,137)	$ 228,638	$ (1,908,878)
Class B
Shares sold	16,969	427	$ 251,841	$ 5,416
Reinvestment of distributions	-	305	-	3,552
Shares redeemed	(83,730)	(111,455)	(1,299,094)	(1,418,435)
Net increase (decrease)	(66,761)	(110,723)	$ (1,047,253)	$ (1,409,467)
Class C
Shares sold	286,749	97,754	$ 4,683,936	$ 1,224,045
Reinvestment of distributions	588	933	8,189	10,861
Shares redeemed	(182,473)	(170,741)	(2,936,174)	(2,171,269)
Net increase (decrease)	104,864	(72,054)	$ 1,755,951	$ (936,363)
Institutional Class
Shares sold	121,561	29,145	$ 2,027,800	$ 387,393
Reinvestment of distributions	2,173	651	31,289	7,904
Shares redeemed	(75,216)	(137,550)	(1,227,013)	(1,722,220)
Net increase (decrease)	48,518	(107,754)	$ 832,076	$ (1,326,923)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Value Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Value Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Value Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 10, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Value Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/9/13	12/6/13	$0.041	$0.044
Class T	12/9/13	12/6/13	$0.000	$0.043
Class B	12/9/13	12/6/13	$0.000	$0.000
Class C	12/9/13	12/6/13	$0.000	$0.000

Class A designates 100%, Class T designates 100%, Class B designates 100%, and Class C designates 100% of the dividends distributed in December 2012, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 100%, Class T designates 100%, Class B designates 100%, and Class C designates 100% of the dividends distributed in December 2012, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in July 2010 and January 2011.

Annual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A and Institutional Class ranked below its competitive median for 2012, the total expense ratio of Class B ranked equal to its competitive median for 2012, and the total expense ratio of each of Class T and Class C ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

FAV-UANN-1213
1.809012.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value

Fund - Institutional Class

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2013	Past 1 year	Past 5 years	Life of fund A
Institutional Class	35.65%	18.73%	8.43%

A From December 23, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Value Fund - Institutional Class on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The bull run in U.S. stocks settled into a fifth year, as equity benchmarks ripped through records during the 12 months ending October 31, 2013, despite volatility at either end of the period. Advances were fueled by strengthening U.S. economic data, as well as generally improving economies and accommodative monetary policies worldwide. The broad S&P 500® Index set a series of new highs in rising 27.18% for the period, while the blue-chip Dow Jones Industrial AverageSM also hit major milestones en route to a 21.82% gain. The Nasdaq Composite Index® had an even hotter run, up 33.54% amid a resurgence in growth-oriented stocks. Markets slipped on early-period anxiety around the U.S. presidential election and federal debt-ceiling deadline, but quickly rebounded, steadily rising through late May. News that the U.S. Federal Reserve was considering tapering its stimulative bond-buying program kept stocks in flux over the summer. By September, the Fed had put aside any imminent tapering, but markets remained skittish over a potential U.S. military strike in Syria and, later, a U.S. budget impasse that briefly shuttered government in October. Resolution of these issues saw markets homing in on all-time peaks at period end. Elsewhere, non-U.S. developed-markets equities continued to rebound, with the MSCI® EAFE® Index adding 27.02%.

Comments from Matthew Friedman, Co-Portfolio Manager of Fidelity Advisor® Value Fund: For the year, the fund's Institutional Class shares advanced 35.65%, outpacing the 33.45% gain of the Russell Midcap® Value Index. Our heavy emphasis on valuations led us to a relative underweighting in real estate investment trusts (REITs), where sky-high valuations were unjustifiable to us. Here, the fund did well by avoiding index components Annaly Capital Management, American Capital Agency and AvalonBay Communities. REITs slumped versus the market during the year, generally held back by investors' anticipation of a rise in interest rates, making these yield-sensitive investments less attractive. Elsewhere, our investment in auto-components manufacturer Delphi Automotive helped because the stock flourished this period along with the rebounding auto industry's demand for the firm's high-tech, fuel-efficiency-boosting products, which helped Delphi achieve consistent quarters of better-than-expected earnings. By contrast, it hurt the fund to not hold index component Micron Technology, a global manufacturer and marketer of semiconductor devices. Unfortunately for us, the stock price more than tripled during the period. Solid sales and higher gross margins appealed to investors, who were more focused on the company's profitability than its quality. Of final note, a modest cash stake in a very strong market was unconstructive.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Class A	1.25%
Actual		$ 1,000.00	$ 1,137.90	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.36
Class T	1.50%
Actual		$ 1,000.00	$ 1,136.60	$ 8.08
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class B	2.00%
Actual		$ 1,000.00	$ 1,133.40	$ 10.75
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Class C	2.00%
Actual		$ 1,000.00	$ 1,133.80	$ 10.76
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,139.70	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	2.0	1.7
ITC Holdings Corp.	1.6	1.0
Edison International	1.5	1.5
NiSource, Inc.	1.3	0.9
U.S. Bancorp	1.3	1.0
URS Corp.	1.3	0.9
Berkshire Hathaway, Inc. Class B	1.0	1.4
Oracle Corp.	1.0	0.5
Capital One Financial Corp.	1.0	0.4
Fairfax Financial Holdings Ltd. (sub. vtg.)	1.0	0.9
	13.0
Top Five Market Sectors as of October 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.6	26.5
Consumer Discretionary	11.9	10.4
Information Technology	11.3	10.7
Industrials	10.5	13.3
Utilities	9.7	8.8
Asset Allocation (% of fund's net assets)
As of October 31, 2013*		As of April 30, 2013**
	Stocks and Equity Futures 97.6%		Stocks and Equity Futures 98.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	14.9%	** Foreign investments	16.4%

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.7%
Delphi Automotive PLC	5,691	$ 325,525
Tenneco, Inc. (a)	3,714	197,102
		522,627
Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	29,600	177,056
DeVry, Inc.	3,756	134,840
H&R Block, Inc.	5,812	165,293
		477,189
Hotels, Restaurants & Leisure - 0.3%
Brinker International, Inc.	4,320	191,894
CEC Entertainment, Inc.	1,877	86,999
		278,893
Household Durables - 0.9%
Harman International Industries, Inc.	2,112	171,114
Helen of Troy Ltd. (a)	3,153	147,308
Whirlpool Corp.	2,540	370,865
		689,287
Internet & Catalog Retail - 0.7%
Liberty Media Corp. Interactive Series A (a)	21,395	576,809
Leisure Equipment & Products - 0.2%
Brunswick Corp.	3,093	139,587
Media - 1.7%
CBS Corp. Class B	3,340	197,528
Ipsos SA	2,335	98,487
Live Nation Entertainment, Inc. (a)	8,857	172,180
Sinclair Broadcast Group, Inc. Class A	11,832	379,334
Twenty-First Century Fox, Inc. Class A	6,150	209,592
UBM PLC	12,600	138,086
Valassis Communications, Inc.	4,425	121,068
		1,316,275
Multiline Retail - 1.3%
Dillard's, Inc. Class A	1,600	131,168
Kohl's Corp.	11,806	670,581
Macy's, Inc.	4,032	185,916
		987,665
Specialty Retail - 5.1%
Abercrombie & Fitch Co. Class A	5,691	213,299
Advance Auto Parts, Inc.	1,120	111,082
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
American Eagle Outfitters, Inc.	10,127	$ 156,867
Ascena Retail Group, Inc. (a)	31,360	620,614
AutoZone, Inc. (a)	514	223,431
Bed Bath & Beyond, Inc. (a)	1,540	119,073
Best Buy Co., Inc.	9,584	410,195
Chico's FAS, Inc.	27,610	473,512
Foot Locker, Inc.	6,215	215,661
Jos. A. Bank Clothiers, Inc. (a)	5,175	248,297
OfficeMax, Inc.	17,383	260,397
Pier 1 Imports, Inc.	7,558	157,811
Rent-A-Center, Inc.	5,230	179,075
Staples, Inc.	40,848	658,470
		4,047,784
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	3,185	161,416
Gildan Activewear, Inc.	3,700	178,355
		339,771
TOTAL CONSUMER DISCRETIONARY		9,375,887
CONSUMER STAPLES - 4.1%
Beverages - 1.3%
Beam, Inc.	1,747	117,573
Coca-Cola Enterprises, Inc.	7,054	294,363
Cott Corp.	23,333	191,113
Molson Coors Brewing Co. Class B	5,360	289,440
Treasury Wine Estates Ltd.	22,323	99,163
		991,652
Food & Staples Retailing - 0.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,857	328,971
Walgreen Co.	837	49,584
		378,555
Food Products - 1.4%
Bunge Ltd.	6,191	508,467
Greencore Group PLC	100	289
Gruma S.A.B. de CV Series B (a)	16,387	112,309
Ingredion, Inc.	4,046	266,065
The J.M. Smucker Co.	1,921	213,634
		1,100,764
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)	4,600	$ 130,616
Personal Products - 0.3%
Coty, Inc. Class A	16,475	253,386
Tobacco - 0.4%
Japan Tobacco, Inc.	4,500	162,827
Lorillard, Inc.	3,498	178,433
		341,260
TOTAL CONSUMER STAPLES		3,196,233
ENERGY - 7.7%
Energy Equipment & Services - 2.2%
Cameron International Corp. (a)	7,789	427,305
Halliburton Co.	9,985	529,505
National Oilwell Varco, Inc.	4,085	331,620
Rowan Companies PLC (a)	13,501	487,116
		1,775,546
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	2,300	219,167
Atlas Pipeline Partners LP	2,992	115,372
BPZ Energy, Inc. (a)(d)	41,464	83,343
Canadian Natural Resources Ltd.	4,900	155,509
Cloud Peak Energy, Inc. (a)	5,750	89,758
Energen Corp.	8,850	693,132
EQT Corp.	1,813	155,211
Marathon Petroleum Corp.	6,717	481,340
Markwest Energy Partners LP	2,400	178,272
Newfield Exploration Co. (a)	10,790	328,556
Noble Energy, Inc.	4,600	344,678
Northern Oil & Gas, Inc. (a)	6,809	111,872
Scorpio Tankers, Inc.	12,555	144,885
The Williams Companies, Inc.	8,336	297,679
Whiting Petroleum Corp. (a)	9,714	649,769
WPX Energy, Inc. (a)	11,167	247,237
		4,295,780
TOTAL ENERGY		6,071,326
Common Stocks - continued
	Shares	Value
FINANCIALS - 27.6%
Capital Markets - 3.3%
AllianceBernstein Holding LP	9,845	$ 218,756
Ameriprise Financial, Inc.	3,645	366,468
Apollo Global Management LLC Class A	4,018	129,621
Bank of New York Mellon Corp.	849	26,998
Carlyle Group LP	7,212	222,995
Invesco Ltd.	16,504	557,010
KKR & Co. LP	18,002	395,144
The Blackstone Group LP	12,296	323,139
UBS AG	19,475	376,667
		2,616,798
Commercial Banks - 5.2%
Bank of Ireland (a)	219,097	79,742
Barclays PLC sponsored ADR	16,400	275,684
CIT Group, Inc.	14,280	687,725
First Citizen Bancshares, Inc.	2,537	537,159
Heritage Financial Corp., Washington	405	6,533
Itau Unibanco Holding SA sponsored ADR	39,883	614,597
M&T Bank Corp.	1,879	211,444
PNC Financial Services Group, Inc.	4,741	348,606
U.S. Bancorp	27,780	1,037,861
Wells Fargo & Co.	6,849	292,384
		4,091,735
Consumer Finance - 1.5%
Capital One Financial Corp.	11,122	763,748
Cash America International, Inc.	1,804	71,168
EZCORP, Inc. (non-vtg.) Class A (a)	400	6,292
SLM Corp.	11,403	289,294
		1,130,502
Diversified Financial Services - 2.3%
Bank of America Corp.	16,691	233,006
Berkshire Hathaway, Inc. Class B (a)	6,991	804,524
JPMorgan Chase & Co.	7,958	410,155
The NASDAQ Stock Market, Inc.	10,830	383,707
		1,831,392
Insurance - 6.8%
AFLAC, Inc.	3,968	257,841
AMBAC Financial Group, Inc. (a)	4,748	95,862
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,720	750,587
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Fidelity National Financial, Inc. Class A	7,360	$ 207,184
Greenlight Capital Re, Ltd. (a)	10,985	338,228
Intact Financial Corp.	4,500	280,665
Mercury General Corp.	4,192	195,180
MetLife, Inc.	366	17,315
Old Republic International Corp.	20,511	344,380
Primerica, Inc.	5,300	227,635
ProAssurance Corp.	5,159	233,806
Progressive Corp.	2,370	61,549
Prudential PLC	12,901	263,835
Reinsurance Group of America, Inc.	9,877	703,045
StanCorp Financial Group, Inc.	9,133	537,934
Third Point Reinsurance Ltd.	10,500	163,800
Torchmark Corp.	4,899	356,941
Validus Holdings Ltd.	8,346	329,500
		5,365,287
Real Estate Investment Trusts - 6.3%
American Realty Capital Properties, Inc. (d)	5,910	78,426
American Tower Corp.	8,656	686,854
Boston Properties, Inc.	3,086	319,401
Corporate Office Properties Trust (SBI)	4,867	119,728
Digital Realty Trust, Inc.	143	6,815
Equity Lifestyle Properties, Inc.	14,759	560,694
Eurobank Properties Real Estate Investment Co. (a)	31,170	381,736
iStar Financial, Inc. (a)(d)	14,131	178,475
Kilroy Realty Corp.	2,109	112,114
MFA Financial, Inc.	11,113	82,347
NorthStar Realty Finance Corp.	28,811	268,807
Piedmont Office Realty Trust, Inc. Class A	12,400	229,152
Prologis, Inc.	9,513	380,044
Redwood Trust, Inc. (d)	11,081	194,139
Regency Centers Corp.	1,938	100,117
Ryman Hospitality Properties, Inc. (d)	3,411	125,900
Simon Property Group, Inc.	1,582	244,498
SL Green Realty Corp.	3,580	338,561
Sun Communities, Inc.	3,550	158,224
Ventas, Inc.	5,367	350,143
		4,916,175
Real Estate Management & Development - 2.2%
Brookfield Asset Management, Inc. Class A (d)	2,200	87,101
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
CBRE Group, Inc. (a)	21,424	$ 497,680
Forest City Enterprises, Inc. Class A (a)	21,042	426,311
Forestar Group, Inc. (a)	1,560	34,835
Kennedy-Wilson Holdings, Inc.	33,092	663,163
		1,709,090
TOTAL FINANCIALS		21,660,979
HEALTH CARE - 8.8%
Biotechnology - 0.8%
Amgen, Inc.	2,325	269,700
Cubist Pharmaceuticals, Inc. (a)	1,639	101,618
United Therapeutics Corp. (a)	2,956	261,665
		632,983
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	27,400	320,306
CareFusion Corp. (a)	2,598	100,724
Hill-Rom Holdings, Inc.	4,599	189,893
Zimmer Holdings, Inc.	2,500	218,675
		829,598
Health Care Providers & Services - 3.7%
BioScrip, Inc. (a)	6,900	48,369
Cardinal Health, Inc.	8,562	502,247
CIGNA Corp.	3,735	287,520
Emeritus Corp. (a)	9,660	185,086
Express Scripts Holding Co. (a)	5,164	322,853
HCA Holdings, Inc.	3,952	186,297
Humana, Inc.	3,230	297,645
McKesson Corp.	1,688	263,902
Quest Diagnostics, Inc.	5,010	300,149
UnitedHealth Group, Inc.	2,790	190,445
Universal American Spin Corp.	14,392	106,789
Universal Health Services, Inc. Class B	3,062	246,675
		2,937,977
Health Care Technology - 0.2%
CompuGROUP Holding AG	5,200	135,522
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	5,627	$ 285,627
Lonza Group AG	2,119	189,399
		475,026
Pharmaceuticals - 2.4%
Actavis PLC (a)	3,001	463,895
Endo Health Solutions, Inc. (a)	3,656	159,877
Forest Laboratories, Inc. (a)	2,580	121,337
Hospira, Inc. (a)	900	36,468
Impax Laboratories, Inc. (a)	10,745	217,694
Jazz Pharmaceuticals PLC (a)	2,033	184,474
Mylan, Inc. (a)	2,404	91,039
Perrigo Co.	700	96,523
The Medicines Company (a)	9,454	320,680
ViroPharma, Inc. (a)	4,784	185,715
		1,877,702
TOTAL HEALTH CARE		6,888,808
INDUSTRIALS - 10.5%
Aerospace & Defense - 1.1%
Curtiss-Wright Corp.	1,898	94,482
Esterline Technologies Corp. (a)	1,615	129,458
Finmeccanica SpA (a)(d)	21,800	159,982
Meggitt PLC	19,706	180,891
Textron, Inc.	9,591	276,125
		840,938
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	5,144	307,303
FedEx Corp.	3,288	430,728
UTI Worldwide, Inc.	15,970	242,744
		980,775
Airlines - 0.2%
Southwest Airlines Co.	8,831	152,070
Commercial Services & Supplies - 1.0%
Intrum Justitia AB	7,513	199,997
Iron Mountain, Inc.	12,270	325,646
Tetra Tech, Inc. (a)	2,900	75,777
Waste Management, Inc.	4,033	175,597
		777,017
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 2.3%
AECOM Technology Corp. (a)	22,719	$ 722,010
EMCOR Group, Inc.	2,345	86,906
URS Corp.	18,105	981,653
		1,790,569
Electrical Equipment - 0.6%
Babcock & Wilcox Co.	7,653	246,503
General Cable Corp.	7,080	233,144
		479,647
Industrial Conglomerates - 0.2%
Koninklijke Philips Electronics NV	3,971	140,338
Machinery - 2.3%
GEA Group AG	3,488	151,783
ITT Corp.	5,175	205,603
Manitowoc Co., Inc.	10,252	199,504
Pentair Ltd.	1,387	93,054
Snap-On, Inc.	1,261	131,232
Stanley Black & Decker, Inc.	4,621	365,475
Terex Corp. (a)	13,025	455,224
Xylem, Inc.	6,927	238,982
		1,840,857
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)(d)	27,400	98,640
Professional Services - 0.5%
Dun & Bradstreet Corp.	1,992	216,710
FTI Consulting, Inc. (a)	4,265	173,074
		389,784
Road & Rail - 0.4%
CSX Corp.	6,819	177,703
Quality Distribution, Inc. (a)	15,824	162,671
		340,374
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	5,752	116,708
WESCO International, Inc. (a)	3,485	297,828
		414,536
TOTAL INDUSTRIALS		8,245,545
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 1.0%
Cisco Systems, Inc.	9,842	$ 221,445
Juniper Networks, Inc. (a)	19,267	359,137
Plantronics, Inc.	4,935	211,909
Riverbed Technology, Inc. (a)	300	4,446
		796,937
Computers & Peripherals - 0.5%
EMC Corp.	13,412	322,827
Hewlett-Packard Co.	4,258	103,767
		426,594
Electronic Equipment & Components - 2.2%
Aeroflex Holding Corp. (a)	11,510	89,203
Arrow Electronics, Inc. (a)	6,216	298,492
Flextronics International Ltd. (a)	19,389	152,979
Ingram Micro, Inc. Class A (a)	8,677	201,046
Jabil Circuit, Inc.	29,030	605,566
TE Connectivity Ltd.	4,616	237,678
TTM Technologies, Inc. (a)	20,587	180,136
		1,765,100
IT Services - 2.4%
Amdocs Ltd.	7,127	274,033
CGI Group, Inc. Class A (sub. vtg.) (a)	2,000	67,098
Fidelity National Information Services, Inc.	6,373	310,684
Global Payments, Inc.	7,666	455,974
Sykes Enterprises, Inc. (a)	6,822	127,708
Total System Services, Inc.	15,319	456,966
Unisys Corp. (a)	6,162	162,369
		1,854,832
Office Electronics - 0.2%
Xerox Corp.	15,792	156,972
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Corp. Class A	21,443	572,957
Intersil Corp. Class A	18,338	204,652
PMC-Sierra, Inc. (a)	24,562	144,179
Samsung Electronics Co. Ltd.	120	165,649
Skyworks Solutions, Inc. (a)	6,528	168,292
		1,255,729
Software - 3.4%
Activision Blizzard, Inc.	23,704	394,435
Comverse, Inc.	5,863	185,154
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Constellation Software, Inc.	700	$ 127,519
Electronic Arts, Inc. (a)	6,685	175,481
Intuit, Inc.	3,100	221,371
MicroStrategy, Inc. Class A (a)	1,100	134,189
Oracle Corp.	22,982	769,897
Parametric Technology Corp. (a)	8,664	240,166
Symantec Corp.	9,140	207,844
Synopsys, Inc. (a)	5,100	185,895
		2,641,951
TOTAL INFORMATION TECHNOLOGY		8,898,115
MATERIALS - 4.7%
Chemicals - 3.1%
Ashland, Inc.	4,760	440,538
Axiall Corp.	5,906	229,684
Cabot Corp.	4,619	215,292
Celanese Corp. Class A	3,438	192,562
Cytec Industries, Inc.	3,890	323,220
Eastman Chemical Co.	5,271	415,302
LyondellBasell Industries NV Class A	2,720	202,912
Methanex Corp.	3,534	204,959
RPM International, Inc.	4,835	187,211
		2,411,680
Containers & Packaging - 0.9%
Nampak Ltd.	45,508	150,503
Rock-Tenn Co. Class A	3,229	345,535
Sonoco Products Co.	5,554	225,715
		721,753
Metals & Mining - 0.7%
Gem Diamonds Ltd. (a)	32,466	83,029
Newmont Mining Corp.	3,347	91,239
Reliance Steel & Aluminum Co.	4,020	294,626
Walter Energy, Inc. (d)	5,414	86,028
		554,922
TOTAL MATERIALS		3,688,355
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	950	$ 32,167
Frontier Communications Corp. (d)	17,748	78,269
		110,436
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)(d)	6,551	22,535
T-Mobile U.S., Inc. (a)	1,847	51,217
		73,752
TOTAL TELECOMMUNICATION SERVICES		184,188
UTILITIES - 9.7%
Electric Utilities - 4.1%
Edison International	23,887	1,171,180
ITC Holdings Corp.	12,637	1,271,156
NextEra Energy, Inc.	4,172	353,577
Xcel Energy, Inc.	15,410	444,733
		3,240,646
Gas Utilities - 1.4%
Atmos Energy Corp.	8,582	379,925
National Fuel Gas Co.	10,110	723,371
		1,103,296
Multi-Utilities - 4.2%
Alliant Energy Corp.	6,610	345,174
Ameren Corp.	8,900	322,002
NiSource, Inc.	32,942	1,038,332
Sempra Energy	17,043	1,553,294
		3,258,802
TOTAL UTILITIES		7,602,744
TOTAL COMMON STOCKS (Cost $63,200,703)		75,812,180
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 12/12/13 to 1/2/14 (e) (Cost $49,999)	$ 50,000	49,998
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	2,467,863	$ 2,467,863
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	912,105	912,105
TOTAL MONEY MARKET FUNDS (Cost $3,379,968)		3,379,968
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $66,630,670)		79,242,146
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(651,661)
NET ASSETS - 100%		$ 78,590,485
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2013	$ 900,480	$ 24,048
The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $44,998.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,991
Fidelity Securities Lending Cash Central Fund	4,806
Total	$ 7,797
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,375,887	$ 9,375,887	$ -	$ -
Consumer Staples	3,196,233	3,033,406	162,827	-
Energy	6,071,326	6,071,326	-	-
Financials	21,660,979	20,940,735	720,244	-
Health Care	6,888,808	6,888,808	-	-
Industrials	8,245,545	8,105,207	140,338	-
Information Technology	8,898,115	8,898,115	-	-
Materials	3,688,355	3,688,355	-	-
Telecommunication Services	184,188	184,188	-	-
Utilities	7,602,744	7,602,744	-	-
U.S. Government and Government Agency Obligations	49,998	-	49,998	-
Money Market Funds	3,379,968	3,379,968	-	-
Total Investments in Securities:	$ 79,242,146	$ 78,168,739	$ 1,073,407	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 24,048	$ 24,048	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 24,048	$ -
Total Value of Derivatives	$ 24,048	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.1%
Canada	3.1%
Bermuda	2.2%
United Kingdom	1.4%
Switzerland	1.0%
Brazil	1.0%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2013

Assets
Investment in securities, at value (including securities loaned of $880,851) - See accompanying schedule: Unaffiliated issuers (cost $63,250,702)	$ 75,862,178
Fidelity Central Funds (cost $3,379,968)	3,379,968
Total Investments (cost $66,630,670)		$ 79,242,146
Foreign currency held at value (cost $86)		86
Receivable for investments sold		1,351,226
Receivable for fund shares sold		133,284
Dividends receivable		35,078
Distributions receivable from Fidelity Central Funds		556
Prepaid expenses		265
Other receivables		1,374
Total assets		80,764,015

Liabilities
Payable to custodian bank	$ 128,370
Payable for investments purchased	832,778
Payable for fund shares redeemed	144,412
Accrued management fee	36,214
Distribution and service plan fees payable	28,531
Payable for daily variation margin for derivative instruments	3,502
Other affiliated payables	18,194
Other payables and accrued expenses	69,424
Collateral on securities loaned, at value	912,105
Total liabilities		2,173,530

Net Assets		$ 78,590,485
Net Assets consist of:
Paid in capital		$ 89,131,285
Undistributed net investment income		61,673
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,238,021)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,635,548
Net Assets		$ 78,590,485

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,396,654 ÷ 2,031,278 shares)	$ 18.90

Maximum offering price per share (100/94.25 of $18.90)	$ 20.05
Class T: Net Asset Value and redemption price per share ($17,318,906 ÷ 925,361 shares)	$ 18.72

Maximum offering price per share (100/96.50 of $18.72)	$ 19.40
Class B: Net Asset Value and offering price per share ($2,115,852 ÷ 116,366 shares)A	$ 18.18

Class C: Net Asset Value and offering price per share ($14,354,434 ÷ 791,859 shares)A	$ 18.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,404,639 ÷ 335,485 shares)	$ 19.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2013

Investment Income
Dividends		$ 1,287,655
Interest		53
Income from Fidelity Central Funds		7,797
Total income		1,295,505

Expenses
Management fee Basic fee	$ 373,147
Performance adjustment	(73,964)
Transfer agent fees	179,893
Distribution and service plan fees	297,222
Accounting and security lending fees	26,253
Custodian fees and expenses	90,717
Independent trustees' compensation	374
Registration fees	59,240
Audit	60,753
Legal	180
Miscellaneous	473
Total expenses before reductions	1,014,288
Expense reductions	(56,248)	958,040
Net investment income (loss)		337,465
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,069,530
Foreign currency transactions	(3,888)
Futures contracts	114,830
Total net realized gain (loss)		7,180,472
Change in net unrealized appreciation (depreciation) on: Investment securities	12,327,498
Assets and liabilities in foreign currencies	25
Futures contracts	18,452
Total change in net unrealized appreciation (depreciation)		12,345,975
Net gain (loss)		19,526,447
Net increase (decrease) in net assets resulting from operations		$ 19,863,912

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 337,465	$ 179,499
Net realized gain (loss)	7,180,472	1,453,202
Change in net unrealized appreciation (depreciation)	12,345,975	6,392,198
Net increase (decrease) in net assets resulting from operations	19,863,912	8,024,899
Distributions to shareholders from net investment income	(345,665)	(122,126)
Share transactions - net increase (decrease)	2,685,061	(11,342,588)
Total increase (decrease) in net assets	22,203,308	(3,439,815)

Net Assets
Beginning of period	56,387,177	59,826,992
End of period (including undistributed net investment income of $61,673 and undistributed net investment income of $58,448, respectively)	$ 78,590,485	$ 56,387,177

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.08	$ 12.25	$ 12.12	$ 9.81	$ 8.33
Income from Investment Operations
Net investment income (loss) C	.11	.07	.03	.06 F	.06
Net realized and unrealized gain (loss)	4.82	1.79	.17	2.29	1.46
Total from investment operations	4.93	1.86	.20	2.35	1.52
Distributions from net investment income	(.11)	(.03)	(.06)	(.03)	(.04)
Distributions from net realized gain	-	-	(.01)	(.01)	-
Total distributions	(.11)	(.03)	(.07)	(.04)	(.04)
Net asset value, end of period	$ 18.90	$ 14.08	$ 12.25	$ 12.12	$ 9.81
Total Return A, B	35.30%	15.22%	1.65%	23.99%	18.41%
Ratios to Average Net Assets D, G
Expenses before reductions	1.31%	1.35%	1.29%	1.33%	1.36%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.23%	1.25%	1.24%	1.24%	1.25%
Net investment income (loss)	.69%	.51%	.21%	.51% F	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,397	$ 27,817	$ 29,635	$ 37,972	$ 40,404
Portfolio turnover rate E	103%	77%	96%	152%	58%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .13%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.95	$ 12.15	$ 12.03	$ 9.74	$ 8.29
Income from Investment Operations
Net investment income (loss) C	.07	.03	(.01)	.03 F	.04
Net realized and unrealized gain (loss)	4.78	1.80	.17	2.27	1.45
Total from investment operations	4.85	1.83	.16	2.30	1.49
Distributions from net investment income	(.08)	(.03)	(.04)	(.01)	(.04)
Distributions from net realized gain	-	-	(.01)	(.01)	-
Total distributions	(.08)	(.03)	(.04) H	(.01) I	(.04)
Net asset value, end of period	$ 18.72	$ 13.95	$ 12.15	$ 12.03	$ 9.74
Total Return A, B	34.94%	15.05%	1.35%	23.66%	18.09%
Ratios to Average Net Assets D, G
Expenses before reductions	1.58%	1.61%	1.56%	1.59%	1.62%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.48%	1.50%	1.49%	1.49%	1.50%
Net investment income (loss)	.44%	.26%	(.04)%	.26% F	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,319	$ 12,727	$ 12,866	$ 17,908	$ 19,978
Portfolio turnover rate E	103%	77%	96%	152%	58%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.009 per share.

I Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 11.85	$ 11.75	$ 9.54	$ 8.16
Income from Investment Operations
Net investment income (loss) C	(.01)	(.03)	(.07)	(.03) F	- H
Net realized and unrealized gain (loss)	4.65	1.74	.17	2.24	1.41
Total from investment operations	4.64	1.71	.10	2.21	1.41
Distributions from net investment income	-	(.02)	-	-	(.03)
Net asset value, end of period	$ 18.18	$ 13.54	$ 11.85	$ 11.75	$ 9.54
Total Return A, B	34.27%	14.41%	.85%	23.17%	17.43%
Ratios to Average Net Assets D, G
Expenses before reductions	2.11%	2.13%	2.05%	2.08%	2.12%
Expenses net of fee waivers, if any	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.98%	2.00%	1.99%	1.99%	2.00%
Net investment income (loss)	(.06)%	(.24)%	(.54)%	(.24)% F	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,116	$ 2,480	$ 3,482	$ 4,937	$ 4,828
Portfolio turnover rate E	103%	77%	96%	152%	58%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.83	$ 11.73	$ 9.53	$ 8.14
Income from Investment Operations
Net investment income (loss) C	(.01)	(.03)	(.07)	(.03) F	- H
Net realized and unrealized gain (loss)	4.64	1.73	.17	2.23	1.42
Total from investment operations	4.63	1.70	.10	2.20	1.42
Distributions from net investment income	(.01)	(.02)	-	-	(.03)
Net asset value, end of period	$ 18.13	$ 13.51	$ 11.83	$ 11.73	$ 9.53
Total Return A, B	34.32%	14.36%	.85%	23.08%	17.60%
Ratios to Average Net Assets D, G
Expenses before reductions	2.08%	2.10%	2.04%	2.08%	2.11%
Expenses net of fee waivers, if any	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.98%	1.99%	1.99%	1.99%	2.00%
Net investment income (loss)	(.06)%	(.24)%	(.54)%	(.24)% F	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,354	$ 9,283	$ 8,976	$ 9,497	$ 9,692
Portfolio turnover rate E	103%	77%	96%	152%	58%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.22	$ 12.34	$ 12.21	$ 9.88	$ 8.37
Income from Investment Operations
Net investment income (loss) B	.16	.10	.06	.09 E	.08
Net realized and unrealized gain (loss)	4.86	1.81	.18	2.31	1.47
Total from investment operations	5.02	1.91	.24	2.40	1.55
Distributions from net investment income	(.15)	(.03)	(.10)	(.06)	(.04)
Distributions from net realized gain	-	-	(.01)	(.01)	-
Total distributions	(.15)	(.03)	(.11)	(.07)	(.04)
Net asset value, end of period	$ 19.09	$ 14.22	$ 12.34	$ 12.21	$ 9.88
Total Return A	35.65%	15.56%	1.93%	24.36%	18.74%
Ratios to Average Net Assets C, F
Expenses before reductions	.96%	.99%	.97%	1.03%	1.16%
Expenses net of fee waivers, if any	.96%	.99%	.97%	1.00%	1.00%
Expenses net of all reductions	.94%	.99%	.96%	.99%	1.00%
Net investment income (loss)	.98%	.76%	.49%	.76% E	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,405	$ 4,080	$ 4,869	$ 5,894	$ 5,230
Portfolio turnover rate D	103%	77%	96%	152%	58%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual fund, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,617,306
Gross unrealized depreciation	(1,333,111)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,284,195

Tax Cost	$ 66,957,951

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 183,979
Capital loss carryforward	$ (23,008,999)
Net unrealized appreciation (depreciation)	$ 12,284,219

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (23,008,999)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Ordinary Income	$ 345,665	$ 122,126

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $114,830 and a change in net unrealized appreciation (depreciation) of $18,452 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $67,933,483 and $66,363,755, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .44% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	25%	$ 83,000	$ 808
Class T	25%	25%	75,304	379
Class B	75%	25%	22,983	17,460
Class C	75%	25%	115,935	17,996
			$ 297,222	$ 36,643

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,988
Class T	3,756
Class B*	1,711
Class C*	1,709
$ 18,164

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 87,349.26
Class T	43,096.29
Class B	6,884.30
Class C	33,718.29
Institutional Class	8,846.17
	$ 179,893

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,158 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $141 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,806. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 19,240
Class T	1.50%	12,221
Class B	2.00%	2,586
Class C	2.00%	9,484
		$ 43,531

Commissions paid to certain brokers with whom FMR, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,625 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $92.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Class A	$ 223,873	$ 69,035
Class T	71,100	25,805
Class B	-	4,214
Class C	8,906	12,072
Institutional Class	41,786	11,000
Total	$ 345,665	$ 122,126

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2013	2012	2013	2012
Class A
Shares sold	661,325	329,571	$ 11,066,745	$ 4,329,329
Reinvestment of distributions	14,139	5,253	202,243	63,291
Shares redeemed	(619,275)	(779,891)	(10,353,339)	(10,153,577)
Net increase (decrease)	56,189	(445,067)	$ 915,649	$ (5,760,957)
Class T
Shares sold	183,578	107,994	$ 3,054,837	$ 1,412,834
Reinvestment of distributions	4,868	2,094	69,164	25,036
Shares redeemed	(175,709)	(256,225)	(2,895,363)	(3,346,748)
Net increase (decrease)	12,737	(146,137)	$ 228,638	$ (1,908,878)
Class B
Shares sold	16,969	427	$ 251,841	$ 5,416
Reinvestment of distributions	-	305	-	3,552
Shares redeemed	(83,730)	(111,455)	(1,299,094)	(1,418,435)
Net increase (decrease)	(66,761)	(110,723)	$ (1,047,253)	$ (1,409,467)
Class C
Shares sold	286,749	97,754	$ 4,683,936	$ 1,224,045
Reinvestment of distributions	588	933	8,189	10,861
Shares redeemed	(182,473)	(170,741)	(2,936,174)	(2,171,269)
Net increase (decrease)	104,864	(72,054)	$ 1,755,951	$ (936,363)
Institutional Class
Shares sold	121,561	29,145	$ 2,027,800	$ 387,393
Reinvestment of distributions	2,173	651	31,289	7,904
Shares redeemed	(75,216)	(137,550)	(1,227,013)	(1,722,220)
Net increase (decrease)	48,518	(107,754)	$ 832,076	$ (1,326,923)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Value Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Value Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of October 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Value Fund as of October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 10, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, Ned C. Lautenbach, Ronald P. O'Hanley, and William S. Stavropoulos, each of the Trustees oversees 171 funds. Mr. Curvey oversees 394 funds. Mr. Lautenbach, Mr. O'Hanley, and Mr. Stavropoulos each oversees 245 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)
Year of Election or Appointment: 2011 Trustee

Mr. O'Hanley also serves as Trustee of other Fidelity funds. He is Director of Fidelity SelectCo, LLC (2013-present), FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a Member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Joseph A. Hanlon (1968)
Year of Election or Appointment: 2012 Chief Compliance Officer

Mr. Hanlon also serves as Chief Compliance Officer of other funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), and Fidelity Management & Research (Hong Kong) (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013), Strategic Advisers, Inc. (2009-2013), and Fidelity Management & Research (U.K.) Inc. (2009-2013).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010 Vice President

Mr. Hense also serves as Vice President of other funds (High Income (2008), Small Cap (2008), and Value (2010) funds). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Vice President of other funds. Mr. Hogan serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Value Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class I	12/9/13	12/6/13	$0.089	$0.044

Class I designates 100% of the dividend distributed in December 2012 as qualifying for the dividends-received deduction for corporate shareholders.

Class I designates 100% of the dividend distributed in December 2012 as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is a part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Management & Research Company (FMR), and the sub-advisers (together, the Investment Advisers) as it relates to the fund, including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; (xi) reorganizing a number of funds; and (xii) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in July 2010 and January 2011.

Annual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box) and 75th percentile (bottom of box) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A and Institutional Class ranked below its competitive median for 2012, the total expense ratio of Class B ranked equal to its competitive median for 2012, and the total expense ratio of each of Class T and Class C ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its July 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate" effective August 1, 2013. The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; and (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

FAVI-UANN-1213
1.809013.109

Item 2. Code of Ethics

As of the end of the period, October 31, 2013, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor High Income Advantage Fund, Fidelity Advisor High Income Fund, and Fidelity Advisor Value Fund (the "Funds"):

Services Billed by Deloitte Entities

October 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Floating Rate High Income Fund	$141,000	$-	$5,800	$2,700
Fidelity Advisor High Income Advantage Fund	$65,000	$-	$5,900	$800
Fidelity Advisor High Income Fund	$56,000	$-	$5,800	$700
Fidelity Advisor Value Fund	$43,000	$-	$5,900	$500

October 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Floating Rate High Income Fund	$135,000	$-	$5,700	$1,800
Fidelity Advisor High Income Advantage Fund	$62,000	$-	$5,700	$600
Fidelity Advisor High Income Fund	$54,000	$-	$5,700	$500
Fidelity Advisor Value Fund	$39,000	$-	$5,700	$400

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	October 31, 2013A	October 31, 2012A
Audit-Related Fees	$1,010,000	$720,000
Tax Fees	$-	$-
All Other Fees	$800,000	$1,305,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2013 A	October 31, 2012 A
Deloitte Entities	$1,950,000	$2,090,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 26, 2013